UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          December 31, 2007

Date of reporting period:         December 31, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                                ----------------
                                                        [LOGO]  WELLS  ADVANTAGE
                                                                FARGO  FUNDS
                                                                ----------------

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]        Annual Report
                         December 31, 2007
--------------------------------------------------------------------------------

                         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                         o    WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

                         o    WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

                         o    WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM)

                         o    WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

                         o    WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

                         o    WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

                         o    WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

                         o    WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

                         o    WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM)

                         o    WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

                         o    WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

                         o    WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

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Contents
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LETTER TO SHAREHOLDERS ..................................................      2

PERFORMANCE HIGHLIGHTS
Wells Fargo Advantage VT Asset Allocation Fund ..........................      6
Wells Fargo Advantage VT C&B Large Cap Value Fund .......................     10
Wells Fargo Advantage VT Discovery Fund .................................     14
Wells Fargo Advantage VT Equity Income Fund .............................     20
Wells Fargo Advantage VT International Core Fund ........................     26
Wells Fargo Advantage VT Large Company Core Fund ........................     30
Wells Fargo Advantage VT Large Company Growth Fund ......................     36
Wells Fargo Advantage VT Money Market Fund ..............................     40
Wells Fargo Advantage VT Opportunity Fund ...............................     44
Wells Fargo Advantage VT Small Cap Growth Fund ..........................     48
Wells Fargo Advantage VT Small/Mid Cap Value Fund .......................     54
Wells Fargo Advantage VT Total Return Bond Fund .........................     60

FUND EXPENSES ...........................................................     64

PORTFOLIO OF INVESTMENTS
Wells Fargo Advantage VT Asset Allocation Fund ..........................     66
Wells Fargo Advantage VT C&B Large Cap Value Fund .......................     81
Wells Fargo Advantage VT Discovery Fund .................................     85
Wells Fargo Advantage VT Equity Income Fund .............................     90
Wells Fargo Advantage VT International Core Fund ........................     95
Wells Fargo Advantage VT Large Company Core Fund ........................    100
Wells Fargo Advantage VT Large Company Growth Fund ......................    104
Wells Fargo Advantage VT Money Market Fund ..............................    108
Wells Fargo Advantage VT Opportunity Fund ...............................    111
Wells Fargo Advantage VT Small Cap Growth Fund ..........................    116
Wells Fargo Advantage VT Small/Mid Cap Value Fund .......................    121
Wells Fargo Advantage VT Total Return Bond Fund .........................    125

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................    138
Statements of Operations ................................................    142
Statements of Changes in Net Assets .....................................    146
Financial Highlights                                                         152

NOTES TO FINANCIAL STATEMENTS ...........................................    156

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................    168

OTHER INFORMATION .......................................................    169

LIST OF ABBREVIATIONS ...................................................    173

--------------------------------------------------------------------------------
The views expressed are as of December 31, 2007, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
     INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $155 BILLION IN ASSETS UNDER MANAGEMENT, AS OF DECEMBER 31, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------

1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE ANNUAL REPORT.

2 Wells Fargo Advantage Variable Trust Funds              Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
PRESIDENT
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
   SUBPRIME MORTGAGE LOANS AND A DECLINING HOUSING MARKET--COUPLED WITH CONCERNS
      ABOUT CONSUMER DISCRETIONARY SPENDING, RISING PRICES AT THE GAS PUMPS, AND HIGHER FOOD PRICES--CONTINUED TO AFFECT BOTH THE STOCK AND THE BOND MARKETS.
--------------------------------------------------------------------------------

Dear Valued Contractholder,

You may have noticed that your annual report for the 12-month period that ended December 31, 2007, has a new look. We would like to call your attention to a few enhancements. First, we have redesigned your annual shareholder report so that Fund performance is at the beginning of the section for each Fund. Second, we have allocated more space for our letter to you and for the portfolio manager discussions of the Funds in each report. Third, you may want to look for "Fund Highlights" at the beginning of each commentary on the page following the Fund's performance. Our goal is to offer you a high-level overview of how the Fund performed followed by a discussion of the details that affected Fund performance, changes made to the Fund, and the portfolio manager's outlook for the Fund. We will continue to provide you with a general overview of the economy and the asset classes that are represented in each report. We hope that you find these improvements helpful and informative.

INTERNATIONAL STOCKS CONTINUED TO OUTPACE DOMESTIC STOCKS DURING THE PERIOD AS THE UNITED STATES TRIED TO TAME A DECLINING HOUSING MARKET, INFLATION, AND ONGOING CONCERNS IN THE SUBPRIME MORTGAGE ARENA.

Subprime mortgage loans and a declining housing market--coupled with concerns about consumer discretionary spending, rising prices at the gas pumps, and higher food prices--continued to affect both the stock and the bond markets. Equity markets broke several records during the period, with the Dow Jones Industrial Average (DJIA) closing above 14,000 for the first time ever in mid-July 2007 before falling back below 13,000 in the following weeks as growing problems in the subprime mortgage market created a global credit squeeze. Equity markets rallied sharply in mid-September after the Fed surprised investors with a larger-than-expected 50 basis point (100 basis points equals 1.00%) cut in the federal funds target rate, its first cut in four years. The DJIA set another record above 14,000 in mid-October before again falling sharply back below 13,000 during the following weeks. At the close of 2007, the DJIA closed at 13,264.82, up from 12,463.15 compared to last year at this time.

A style rotation also occurred during the 12-month period, as growth indices moved ahead of their value counterparts after seven consecutive years of relative underperformance. With relative risk premiums for growth companies at multidecade lows, investors were willing to pay for companies that showed strong sustainable earnings and revenue growth despite the slowing economy. Companies that were able to show steady growth stood out as corporate profits slowed significantly during the 12-month period and turned negative during the third quarter of 2007 for the first time in five years. The value indices also came under pressure as the turmoil in the credit markets led to significant weakness among financial companies.

Letter to Shareholders              Wells Fargo Advantage Variable Trust Funds 3


International stocks continued to outpace domestic stocks during the period, with the emerging markets again posting the strongest returns despite some sharp declines. The dollar continued to weaken throughout most of the period.

LIQUIDITY PROBLEMS IN THE FIXED-INCOME MARKETS SPARKED A GLOBAL CREDIT CRUNCH.

As liquidity in the fixed-income markets evaporated during the 12-month period, a global credit crunch drove U.S. Treasury prices up and widened spreads between Treasuries and the rest of the credit market. Defaults in subprime mortgages were mostly to blame, as the global financial system seemed to collectively discover that these debt obligations were embedded in a vast spectrum of structured debt products and that their expected cash flows were increasingly unlikely to come in as promised. As a result, credit and structured product spreads widened dramatically while investors fled unknown risk and sought the safety of U.S. Treasuries--a true flight-to-quality rally.

The seizing of the credit market engine was extreme enough to get the attention of the Fed. In mid-August, the Fed announced a surprise cut in the discount rate by 50 basis points in an effort to bolster liquidity after injecting billions of dollars into the financial system during the preceding weeks. However, in the Fed's estimation, these actions were not enough, and the Fed subsequently dropped both the federal funds rate and the discount rate by another 50 basis points at its scheduled meeting in mid-September, reversing more than a year of ongoing "inflation risk" vigilance and replacing it with a "risk to growth" cautionary assessment of economic conditions. After a modest rebound in credit conditions during late September and October, the credit crunch returned for a second act in mid-November, prompting further monetary accommodation by the Fed in the last month of the year. As an alternative option for banks seeking liquidity support from the Fed but not wishing to publicly display their needs for cash through the discount window, the Fed introduced a silent-auction loan. This was a new and innovative way for the Fed to offer supplemental monetary accommodation. However, conventional methods were not neglected either as the Fed further cut the federal funds rate in December by a quarter point to 4.25%.

Although the credit crunch caused spreads to widen and challenged debt valuations across the board, corporate issues, asset-backed securities (ABS), and even mortgage-backed securities (MBS) were able to show positive returns. Much of the period's spread widening can be attributed to the strong rally in U.S. Treasuries. Yields in credit and structured products declined as well during the period but did not nearly keep pace with the descent of U.S. Treasury yields.

--------------------------------------------------------------------------------
AS AN ALTERNATIVE OPTION FOR BANKS SEEKING LIQUIDITY SUPPORT FROM THE FED BUT NOT WISHING TO PUBLICLY DISPLAY THEIR NEEDS FOR CASH THROUGH THE DISCOUNT WINDOW, THE FED INTRODUCED A SILENT-AUCTION LOAN.
--------------------------------------------------------------------------------

4 Wells Fargo Advantage Variable Trust Funds              Letter to Shareholders


THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

6 Wells Fargo Advantage Variable Trust Funds              Performance Highlights


WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Galen G. Blomster, CFA
Gregory T. Genung, CFA
Jeffrey P. Mellas

FUND INCEPTION

April 15, 1994

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
FUND                                                                     1 YEAR
--------------------------------------------------------------------------------
VT Asset Allocation Fund                                                  7.60%
--------------------------------------------------------------------------------
BENCHMARKS
   Asset Allocation Composite Index 1                                     7.40%
   S&P 500 Index 2                                                        5.49%
   Lehman Brothers 20+ Year U.S. Treasury Index 3                        10.15%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE FUND ARE 1.00% AND 1.02%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 4
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE VT   Asset Allocation                   Lehman Brothers 20+ Year
              ASSET ALLOCATION FUND     Composite Index    S&P 500 Index      U.S. Treasury Index
12/31/1997            $10,000               $10,000           $10,000              $10,000
 1/31/1998            $10,150               $10,150           $10,111              $10,210
 2/28/1998            $10,600               $10,557           $10,839              $10,129
 3/31/1998            $10,982               $10,889           $11,394              $10,149
 4/30/1998            $11,075               $10,970           $11,508              $10,183
 5/31/1998            $11,016               $10,949           $11,311              $10,398
 6/30/1998            $11,426               $11,331           $11,770              $10,672
 7/31/1998            $11,316               $11,233           $11,645              $10,611
 8/31/1998            $10,237               $10,480           $ 9,963              $11,130
 9/30/1998            $10,812               $11,037           $10,601              $11,540
10/31/1998            $11,435               $11,500           $11,463              $11,344
11/30/1998            $11,989               $11,960           $12,157              $11,448
12/31/1998            $12,526               $12,363           $12,858              $11,422
 1/31/1999            $12,955               $12,720           $13,395              $11,530
 2/28/1999            $12,489               $12,211           $12,979              $10,914
 3/31/1999            $12,845               $12,482           $13,498              $10,866
 4/30/1999            $13,209               $12,776           $14,021              $10,875
 5/31/1999            $12,929               $12,514           $13,690              $10,702
 6/30/1999            $13,290               $12,869           $14,449              $10,571
 7/31/1999            $12,999               $12,599           $13,999              $10,511
 8/31/1999            $12,933               $12,538           $13,929              $10,461
 9/30/1999            $12,746               $12,368           $13,548              $10,537
10/31/1999            $13,199               $12,838           $14,405              $10,538
11/30/1999            $13,313               $12,956           $14,698              $10,458
12/31/1999            $13,694               $13,322           $15,563              $10,273
 1/31/2000            $13,410               $13,013           $14,781              $10,452
 2/29/2000            $13,504               $13,050           $14,502              $10,823
 3/31/2000            $14,478               $14,011           $15,919              $11,228
 4/30/2000            $14,162               $13,703           $15,440              $11,116
 5/31/2000            $13,924               $13,507           $15,124              $11,060
 6/30/2000            $14,247               $13,824           $15,497              $11,301
 7/31/2000            $14,189               $13,804           $15,255              $11,524
 8/31/2000            $14,849               $14,453           $16,202              $11,806
 9/30/2000            $14,268               $13,896           $15,347              $11,604
10/31/2000            $14,308               $13,953           $15,282              $11,798
11/30/2000            $13,700               $13,483           $14,078              $12,197
12/31/2000            $13,834               $13,648           $14,147              $12,483
 1/31/2001            $14,184               $13,939           $14,649              $12,482
 2/28/2001            $13,253               $13,274           $13,314              $12,701
 3/31/2001            $12,610               $12,728           $12,471              $12,600
 4/30/2001            $13,214               $13,161           $13,439              $12,204
 5/31/2001            $13,304               $13,223           $13,530              $12,225
 6/30/2001            $13,114               $13,084           $13,200              $12,351
 7/31/2001            $13,174               $13,213           $13,070              $12,839
 8/31/2001            $12,715               $12,845           $12,253              $13,147
 9/30/2001            $12,082               $12,234           $11,264              $13,177
10/31/2001            $12,446               $12,665           $11,479              $13,961
11/30/2001            $12,873               $12,980           $12,359              $13,221
12/31/2001            $12,872               $12,936           $12,467              $12,935
 1/31/2002            $12,778               $12,895           $12,285              $13,117
 2/28/2002            $12,631               $12,803           $12,048              $13,261
 3/31/2002            $12,790               $12,855           $12,501              $12,648
 4/30/2002            $12,454               $12,599           $11,744              $13,167
 5/31/2002            $12,402               $12,543           $11,658              $13,168
 6/30/2002            $11,982               $12,096           $10,828              $13,401
 7/31/2002            $11,364               $11,684           $ 9,984              $13,826
 8/31/2002            $11,491               $11,974           $10,049              $14,548
 9/30/2002            $10,517               $11,406           $ 8,958              $15,192
10/31/2002            $11,214               $11,837           $ 9,746              $14,625
11/30/2002            $11,750               $12,217           $10,319              $14,507
12/31/2002            $11,218               $11,998           $ 9,713              $15,135
 1/31/2003            $10,970               $11,795           $ 9,459              $15,088
 2/28/2003            $10,851               $11,838           $ 9,317              $15,565
 3/31/2003            $10,920               $11,827           $ 9,406              $15,305
 4/30/2003            $11,678               $12,472           $10,181              $15,501
 5/31/2003            $12,262               $13,186           $10,717              $16,495
 6/30/2003            $12,350               $13,179           $10,854              $16,156
 7/31/2003            $12,318               $12,775           $11,046              $14,492
 8/31/2003            $12,546               $13,036           $11,261              $14,808
 9/30/2003            $12,515               $13,239           $11,142              $15,621
10/31/2003            $13,027               $13,525           $11,771              $15,139
11/30/2003            $13,125               $13,628           $11,875              $15,226
12/31/2003            $13,696               $14,121           $12,497              $15,408
 1/31/2004            $13,937               $14,390           $12,727              $15,717
 2/29/2004            $14,123               $14,635           $12,903              $16,058
 3/31/2004            $13,970               $14,592           $12,709              $16,304
 4/30/2004            $13,641               $14,091           $12,510              $15,285
 5/31/2004            $13,773               $14,183           $12,681              $15,222
 6/30/2004            $14,008               $14,403           $12,927              $15,370
 7/31/2004            $13,643               $14,223           $12,500              $15,652
 8/31/2004            $13,757               $14,493           $12,550              $16,299
 9/30/2004            $13,886               $14,650           $12,686              $16,476
10/31/2004            $14,093               $14,883           $12,879              $16,755
11/30/2004            $14,517               $15,097           $13,400              $16,340
12/31/2004            $14,976               $15,572           $13,856              $16,791
 1/31/2005            $14,768               $15,563           $13,518              $17,382
 2/28/2005            $14,988               $15,678           $13,803              $17,152
 3/31/2005            $14,747               $15,469           $13,559              $17,036
 4/30/2005            $14,596               $15,535           $13,302              $17,702
 5/31/2005            $15,048               $16,021           $13,724              $18,243
 6/30/2005            $15,113               $16,165           $13,744              $18,614
 7/31/2005            $15,507               $16,332           $14,255              $18,055
 8/31/2005            $15,459               $16,461           $14,125              $18,660
 9/30/2005            $15,442               $16,305           $14,239              $17,992
10/31/2005            $15,154               $15,999           $14,002              $17,600
11/30/2005            $15,645               $16,406           $14,531              $17,721
12/31/2005            $15,723               $16,598           $14,536              $18,232
 1/31/2006            $16,012               $16,778           $14,921              $18,002
 2/28/2006            $16,096               $16,888           $14,961              $18,222
 3/31/2006            $16,097               $16,699           $15,148              $17,373
 4/30/2006            $16,182               $16,647           $15,351              $16,888
 5/31/2006            $15,782               $16,366           $14,910              $16,905
 6/30/2006            $15,819               $16,442           $14,929              $17,065
 7/31/2006            $15,938               $16,641           $15,021              $17,424
 8/31/2006            $16,333               $17,090           $15,378              $17,978
 9/30/2006            $16,722               $17,486           $15,774              $18,325
10/31/2006            $17,206               $17,887           $16,288              $18,479
11/30/2006            $17,528               $18,261           $16,597              $18,920
12/31/2006            $17,631               $18,214           $16,830              $18,400
 1/31/2007            $17,806               $18,300           $17,084              $18,201
 2/28/2007            $17,606               $18,345           $16,749              $18,846
 3/31/2007            $17,707               $18,340           $16,937              $18,516
 4/30/2007            $18,372               $18,887           $17,687              $18,668
 5/31/2007            $18,836               $19,119           $18,305              $18,266
 6/30/2007            $18,569               $18,847           $18,001              $18,076
 7/31/2007            $18,432               $18,732           $17,443              $18,646
 8/31/2007            $18,790               $19,034           $17,704              $18,991
 9/30/2007            $19,243               $19,481           $18,367              $19,050
10/31/2007            $19,539               $19,784           $18,659              $19,343
11/30/2007            $19,127               $19,707           $17,879              $20,380
12/31/2007            $18,971               $19,562           $17,755              $20,268

--------------------------------------------------------------------------------

1 The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Lehman Brothers 20+ Year U.S. Treasury Index. You cannot invest directly in an Index.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 The Lehman Brothers 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

Performance Highlights              Wells Fargo Advantage Variable Trust Funds 7

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund's solid performance outperformed its benchmark and the S&P 500 Index while lagging behind the extraordinary performance of the Lehman Brothers 20+ Year U.S. Treasury Index.

o At the end of the period, the Fund was at a maximum equity overweighting, with an effective target allocation of 85% stocks and 15% bonds.

o     We continue to see stocks as more attractive than bonds.

THE STRESS OF THE SUBPRIME MORTGAGE AND CREDIT MARKETS WORE ON INVESTORS THROUGHOUT THE PERIOD AND STOCKS FAILED TO HOLD THE HIGHS SEEN IN MID-OCTOBER.

The S&P 500 managed to return 5.49% for the year but struggled with many challenges throughout the volatile period. Rising oil prices, increasing unemployment, and a weak housing market were constantly in the headlines. Stocks came to life with a strong second-quarter rally in 2007 that rewarded players with a 6.28% total return on the S&P 500 Index for the quarter. The employment picture continued to wane, however. The Fed sought to reinforce confidence in the U.S. economy with hopes that a much-worried-about recession would be avoided. In an effort to forestall additional slowing, the Fed acted by reducing both the federal funds target rate and its discount rate by a larger than expected 0.50% at its September meeting. Investor confidence returned to U.S. equities, sparking a late third-quarter rally in 2007 that advanced stocks to new highs in many indices. The remainder of 2007 proved challenging as financial companies such as Citigroup and Merrill Lynch announced large quarterly losses, costing shareholders valuable gains and chief executives their jobs. As negative market news regularly appeared on the front page, oil prices continued to rise. This, in turn, led to higher gasoline prices and less for consumers to spend on other goods and services. In the end, eight of ten S&P 500 sectors ended 2007 in positive territory on a total return basis, but the fourth quarter provided the index with its first negative

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 5
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Securities                                                   (34%)
Utilities                                                                   (2%)
Consumer Discretionary                                                      (6%)
Consumer Staples                                                            (7%)
Energy                                                                      (8%)
Financials                                                                 (12%)
Healthcare                                                                  (8%)
Industrials                                                                 (8%)
Information Technology                                                     (11%)
Materials                                                                   (2%)
Telecommunications Services                                                 (2%)

--------------------------------------------------------------------------------

4 The chart compares the performance of the WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND for the most recent ten years of the Fund with the Asset Allocation Composite Index, S&P 500 Index and the Lehman Brothers 20+ Year U.S. Treasury Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

5 Portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and sector distribution.

8 Wells Fargo Advantage Variable Trust Funds              Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST PORTFOLIO HOLDINGS 5,6
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------
U.S. Treasury Bond, 4.50%, 2/15/2036                                      7.18%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 6.25%, 5/15/2030                                      5.44%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 5.38%, 2/15/2031                                      5.04%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 5.00%, 5/15/2037                                      4.49%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 4.75%, 2/15/2037                                      4.36%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 5.50%, 8/15/2028                                      3.33%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 6.13%, 8/15/2029                                      3.30%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 5.25%, 2/15/2029                                      3.17%
--------------------------------------------------------------------------------
U.S. Treasury Bond, 5.25%, 11/15/2028                                     3.02%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   2.41%
--------------------------------------------------------------------------------

quarter since the second quarter of 2006. Treasury bond returns were positive during the year, benefiting from their status as a safe haven during times of turmoil. Rising unemployment, a weak housing market, and the credit disruptions provided too much stress for investors to take on additional risk. The rally in U.S. Treasury debt in the fourth quarter of 2007 drove longer-dated yields to lows that had not been seen since mid-2005.

WE READJUSTED ALLOCATION ON A FEW OCCASIONS DURING THE 12-MONTH PERIOD.

The stock holdings in the Fund are indexed to the S&P 500 Index, and the bond holdings are indexed to the Lehman Brothers 20+ Year U.S. Treasury Bond Index. The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, readjusted allocation on a few occasions throughout the 12-month period and ended the year with a bias toward stocks. In implementing the shift, the Fund employed a futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 60% stocks and 40% bonds. With the shift toward stocks, the portfolio maintained a long position in the S&P 500 Index futures and a short position in the long-term U.S. Treasury bond futures. At the end of the period, the Fund was at a maximum equity overweighting, with an effective target allocation of 85% stocks and 15% bonds.

OUR MODELS INDICATE THAT STOCKS REMAIN COMPELLINGLY ATTRACTIVE RELATIVE TO
BONDS.

Exports are on the rise and improving our trade deficit, money supply is increasing, and corporate balance sheets remain strong. Add a declining interest rate environment to the equation, and we believe that this is a generally constructive environment for equities. As a result, the Fund will remain overweight in stocks until the relative valuation returns to a more normal environment.

--------------------------------------------------------------------------------

6 The ten largest portfolio holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

Performance Highlights              Wells Fargo Advantage Variable Trust Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2007)

------------------------------------------------------------------------------------------------------------
                                                                                             Expense Ratio
                                                    6 Months*   1 Year   5 Year   10 Year   Gross 7   Net 8
------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                               2.17       7.60    11.08      6.61    1.02%    1.00%
------------------------------------------------------------------------------------------------------------
BENCHMARKS
   Asset Allocation Composite Index 1                  3.79       7.40    10.27      6.94
   S&P 500 Index 2                                    (1.37)      5.49    12.83      5.91
   Lehman Brothers 20+ Year U.S. Treasury Index 3     12.13      10.15     6.02      7.32
------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

7 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

8 The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

10 Wells Fargo Advantage Variable Trust Funds             Performance Highlights


WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESMTENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

May 1, 1998

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
FUND                                                                     1 YEAR
--------------------------------------------------------------------------------
VT C&B Large Cap Value Fund                                             (1.17)%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 1000(R) Value Index 1                                        (0.17)%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE FUND ARE 1.00% AND 1.17%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

             WELLS FARGO ADVANTAGE VT   Russell 1000(R)
             C&B LARGE CAP VALUE FUND     Value Index
  5/1/1998           $10,000                $10,000
 5/31/1998           $ 9,680                $ 9,852
 6/30/1998           $ 9,739                $ 9,978
 7/31/1998           $ 9,268                $ 9,801
 8/31/1998           $ 8,156                $ 8,343
 9/30/1998           $ 8,626                $ 8,822
10/31/1998           $ 9,199                $ 9,506
11/30/1998           $ 9,460                $ 9,949
12/31/1998           $ 9,624                $10,288
 1/31/1999           $ 9,403                $10,370
 2/28/1999           $ 9,161                $10,224
 3/31/1999           $ 9,380                $10,436
 4/30/1999           $10,188                $11,410
 5/31/1999           $10,087                $11,285
 6/30/1999           $10,399                $11,612
 7/31/1999           $10,024                $11,272
 8/31/1999           $ 9,477                $10,854
 9/30/1999           $ 8,981                $10,475
10/31/1999           $ 9,285                $11,078
11/30/1999           $ 9,255                $10,992
12/31/1999           $ 9,386                $11,044
 1/31/2000           $ 9,142                $10,684
 2/29/2000           $ 8,715                $ 9,891
 3/31/2000           $ 9,498                $11,097
 4/30/2000           $ 9,284                $10,968
 5/31/2000           $ 9,416                $11,084
 6/30/2000           $ 9,157                $10,577
 7/31/2000           $ 9,311                $10,709
 8/31/2000           $ 9,974                $11,305
 9/30/2000           $ 9,813                $11,409
10/31/2000           $10,048                $11,689
11/30/2000           $ 9,527                $11,256
12/31/2000           $ 9,929                $11,820
 1/31/2001           $10,103                $11,865
 2/28/2001           $ 9,806                $11,535
 3/31/2001           $ 9,420                $11,128
 4/30/2001           $ 9,953                $11,673
 5/31/2001           $10,107                $11,935
 6/30/2001           $ 9,824                $11,671
 7/31/2001           $ 9,783                $11,646
 8/31/2001           $ 9,249                $11,179
 9/30/2001           $ 8,553                $10,392
10/31/2001           $ 8,738                $10,303
11/30/2001           $ 9,222                $10,901
12/31/2001           $ 9,295                $11,158
 1/31/2002           $ 8,821                $11,073
 2/28/2002           $ 8,769                $11,090
 3/31/2002           $ 9,341                $11,615
 4/30/2002           $ 8,794                $11,216
 5/31/2002           $ 8,711                $11,273
 6/30/2002           $ 8,157                $10,625
 7/31/2002           $ 7,392                $ 9,637
 8/31/2002           $ 7,423                $ 9,711
 9/30/2002           $ 6,436                $ 8,631
10/31/2002           $ 6,977                $ 9,270
11/30/2002           $ 7,424                $ 9,854
12/31/2002           $ 7,056                $ 9,427
 1/31/2003           $ 6,857                $ 9,199
 2/28/2003           $ 6,658                $ 8,953
 3/31/2003           $ 6,673                $ 8,968
 4/30/2003           $ 7,197                $ 9,757
 5/31/2003           $ 7,606                $10,388
 6/30/2003           $ 7,745                $10,517
 7/31/2003           $ 7,872                $10,674
 8/31/2003           $ 7,903                $10,841
 9/30/2003           $ 7,858                $10,734
10/31/2003           $ 8,292                $11,391
11/30/2003           $ 8,376                $11,546
12/31/2003           $ 8,859                $12,258
 1/31/2004           $ 9,008                $12,473
 2/29/2004           $ 9,253                $12,740
 3/31/2004           $ 9,147                $12,629
 4/30/2004           $ 8,998                $12,321
 5/31/2004           $ 9,009                $12,446
 6/30/2004           $ 9,151                $12,740
 7/31/2004           $ 8,969                $12,561
 8/31/2004           $ 9,044                $12,739
 9/30/2004           $ 9,111                $12,937
10/31/2004           $ 9,176                $13,152
11/30/2004           $ 9,562                $13,817
12/31/2004           $ 9,854                $14,280
 1/31/2005           $ 9,789                $14,025
 2/28/2005           $10,016                $14,490
 3/31/2005           $ 9,904                $14,291
 4/30/2005           $ 9,720                $14,035
 5/31/2005           $ 9,958                $14,374
 6/30/2005           $ 9,978                $14,530
 7/31/2005           $10,270                $14,950
 8/31/2005           $10,075                $14,886
 9/30/2005           $ 9,978                $15,094
10/31/2005           $ 9,805                $14,711
11/30/2005           $10,185                $15,192
12/31/2005           $10,160                $15,285
 1/31/2006           $10,432                $15,878
 2/28/2006           $10,464                $15,974
 3/31/2006           $10,707                $16,190
 4/30/2006           $10,980                $16,601
 5/31/2006           $10,816                $16,181
 6/30/2006           $10,730                $16,285
 7/31/2006           $10,784                $16,681
 8/31/2006           $11,156                $16,960
 9/30/2006           $11,528                $17,298
10/31/2006           $11,946                $17,864
11/30/2006           $12,232                $18,272
12/31/2006           $12,407                $18,682
 1/31/2007           $12,606                $18,921
 2/28/2007           $12,252                $18,626
 3/31/2007           $12,284                $18,914
 4/30/2007           $12,793                $19,613
 5/31/2007           $13,069                $20,320
 6/30/2007           $12,926                $19,846
 7/31/2007           $12,482                $18,928
 8/31/2007           $12,438                $19,140
 9/30/2007           $12,899                $19,797
10/31/2007           $13,000                $19,800
11/30/2007           $12,566                $18,832
12/31/2007           $12,261                $18,650

--------------------------------------------------------------------------------

1 The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND for the life of the Fund with the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 11

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund's return for the period was modestly negative and lagged behind its value benchmark.

o     Underweighting in commodity stocks was the key driver of underperformance.

o Relative outperformance in each of the past three quarters was not enough to offset the Fund's poor performance during the first quarter of 2007.

PERHAPS WE COULD HAVE OWNED MORE COMMODITY STOCKS GOING INTO 2004 AND 2005 WHEN THEY WERE CHEAP ENOUGH TO MEET OUR INVESTMENT CRITERIA, BUT GOING INTO 2007, IT WAS VIRTUALLY IMPOSSIBLE TO OWN THEM WITHOUT COMPROMISING OUR DISCIPLINED APPROACH TO VALUE INVESTING.

Favorable stock selection and an underweighting in financials was not quite enough to offset the negative impact of the Fund's underweighting in commodity stocks, which drove the market during the period. Our ability to include commodity stocks in the Fund's portfolio is limited by our investment approach, which is a bottom-up, stock-by-stock process that emphasizes attention to quality, valuation discipline, and management of company-specific risks. Commodity companies, by their very nature, usually lack discernable competitive advantages and tend to be highly cyclical, characteristics that generally place them on the low end of the quality spectrum. As such, for those that meet our minimum quality threshold, our investment criteria require a steeper-than-usual valuation discount. Such valuation discounts generally have not been available for some time in commodity industries given their very strong performance in 2004-2005. The headwinds faced in 2007 were unavoidable. Major contributors to the Fund's performance included Vodafone and McDonald's, while the Fund's worst performers were Countrywide Financial and MBIA.

THE MORE CHALLENGING INVESTMENT ENVIRONMENT AND RELATED VOLATILITY CREATED THE OPPORTUNITY FOR US TO MAKE NEW INVESTMENTS IN THE FUND DURING THE PERIOD.

Beyond adding to existing holdings, we also established new positions in Avery Dennison, Cardinal Health, Darden Restaurants, Diebold, Kohl's, Office Depot, and Wal-Mart Stores. To make room for these opportunities, we sold Big Lots, Covidien, Hasbro, and Nokia because these companies had achieved their valuation targets. Likewise, we sold

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (16%)
Consumer Staples                                                           (13%)
Energy                                                                      (4%)
Financials                                                                 (24%)
Health Care                                                                (12%)
Industrials                                                                (18%)
Information Technology                                                      (9%)
Telecommunication Services                                                  (4%)

--------------------------------------------------------------------------------

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

12 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------
State Street Corporation                                                   4.09%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    3.89%
--------------------------------------------------------------------------------
American International Group Incorporated                                  3.51%
--------------------------------------------------------------------------------
Omnicom Group Incorporated                                                 3.47%
--------------------------------------------------------------------------------
Berkshire Hathaway Incorporated Class B                                    3.46%
--------------------------------------------------------------------------------
Vodafone Group plc ADR                                                     3.36%
--------------------------------------------------------------------------------
Microsoft Corporation                                                      3.18%
--------------------------------------------------------------------------------
American Express Company                                                   3.17%
--------------------------------------------------------------------------------
Quest Diagnostics Incorporated                                             3.07%
--------------------------------------------------------------------------------
Colgate-Palmolive Company                                                  2.86%
--------------------------------------------------------------------------------

Freddie Mac and Williams-Sonoma as a source of cash for securities with more appreciation. We also sold newspaper publisher Gannett because the impact of the Internet negatively affected circulation more than we had originally projected. This result made it difficult for us to maintain conviction in our original thesis for owning Gannett. In addition, we sold a small number of holdings during the period as the result of acquisitions; they included American Power Conversion and Aramark.

WE CHALLENGE THE VIEW THAT THE GLOBAL ECONOMY HAS DECOUPLED FROM THE U.S. ECONOMY TO THE EXTENT THAT BIG DEVELOPING COUNTRIES, SUCH AS CHINA, CAN CONTINUE TO GROW RAPIDLY REGARDLESS OF WHAT HAPPENS IN THE UNITED STATES.

Given that our focus is on fundamentals, we do not know which way the economy will go and never know what direction the overall stock market will take in the short term. However, we can say that we are encouraged because investors seem to have become less complacent about overpriced stocks and more willing to set limits on the price that they are willing to pay for risk. The issue that still concerns us is the view that the global economy has decoupled from the U.S. economy. We believe that the widening acceptance of this view has led to an increasingly bifurcated U.S. stock market. In our opinion, this point of view feeds the perception that stocks with perceived exposure to the global infrastructure build-up have been going up and everything else has declined. Our sense is that the decoupling view has become a convenient way for commodity speculators to artificially inflate prices. We understand the growing global demand for commodities, but we think that the market is underestimating the supply response that is under way in many of these industries. Perhaps more importantly, it seems that the market is forgetting that commodities are also cyclical. With the consensus view shifting toward the expectation of a U.S. recession, traditional cyclical stocks are underperforming, but their cyclical commodity peers continue to surge ahead. We do not think that this divergence will continue indefinitely. When it ends, we anticipate that the Fund's relative performance will benefit from the adjustment.

Regardless of what happens in the future, our approach will remain the same. Through strict implementation of our high-quality, low-risk investment philosophy, we will diligently research and carefully select attractively valued stocks of financially strong companies with competitively advantaged businesses that generate solid and stable free cash flows.

--------------------------------------------------------------------------------

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF DECEMBER 31, 2007)

---------------------------------------------------------------------------------------------
                                                                               Expense Ratio
                                6 Months*   1 Year   5 Year    Life of Fund   Gross 6   Net 7
---------------------------------------------------------------------------------------------
VT C&B Large Cap Value Fund       (5.14)    (1.17)    11.69        2.13        1.17%    1.00%
---------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Value Index 1     (6.03)    (0.17)    14.63        6.53
---------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS INCLUDING INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

5 Prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND was named the Wells Fargo Equity Value Fund.

6 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

14 Wells Fargo Advantage Variable Trust Funds             Performance Highlights


WELLS FARGO ADVANTAGE VT DISCOVERY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT DISCOVERY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION

May 8, 1992

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
FUND                                                                     1 YEAR
--------------------------------------------------------------------------------
VT Discovery Fund                                                        22.32%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 2500(TM) Growth Index 1                                        9.69%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE FUND ARE 1.15% AND 1.21%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE VT DISCOVERY FUND   Russell 2500(TM) Growth Index
12/31/1997                    $10,000                            $10,000
 1/31/1998                    $ 9,900                            $ 9,869
 2/28/1998                    $10,640                            $10,717
 3/31/1998                    $11,122                            $11,115
 4/30/1998                    $11,038                            $11,216
 5/31/1998                    $10,540                            $10,495
 6/30/1998                    $10,768                            $10,572
 7/31/1998                    $10,262                            $ 9,785
 8/31/1998                    $ 8,601                            $ 7,562
 9/30/1998                    $ 8,905                            $ 8,225
10/31/1998                    $ 9,411                            $ 8,780
11/30/1998                    $ 9,891                            $ 9,405
12/31/1998                    $10,726                            $10,310
 1/31/1999                    $10,802                            $10,608
 2/28/1999                    $ 9,798                            $ 9,748
 3/31/1999                    $ 9,638                            $10,201
 4/30/1999                    $ 9,974                            $11,015
 5/31/1999                    $10,004                            $11,129
 6/30/1999                    $10,143                            $11,916
 7/31/1999                    $ 9,647                            $11,673
 8/31/1999                    $ 9,053                            $11,421
 9/30/1999                    $ 8,944                            $11,502
10/31/1999                    $ 8,934                            $12,062
11/30/1999                    $ 9,707                            $13,487
12/31/1999                    $11,272                            $16,030
 1/31/2000                    $10,826                            $15,941
 2/29/2000                    $12,490                            $20,030
 3/31/2000                    $12,589                            $18,458
 4/30/2000                    $11,995                            $16,660
 5/31/2000                    $12,144                            $15,176
 6/30/2000                    $12,599                            $17,183
 7/31/2000                    $12,867                            $15,775
 8/31/2000                    $13,213                            $17,831
 9/30/2000                    $12,540                            $16,678
10/31/2000                    $11,936                            $15,646
11/30/2000                    $10,955                            $12,665
12/31/2000                    $11,767                            $13,451
 1/31/2001                    $12,560                            $14,322
 2/28/2001                    $11,728                            $12,112
 3/31/2001                    $11,420                            $10,772
 4/30/2001                    $12,569                            $12,414
 5/31/2001                    $12,509                            $12,773
 6/30/2001                    $12,912                            $13,063
 7/31/2001                    $12,200                            $12,100
 8/31/2001                    $11,619                            $11,295
 9/30/2001                    $10,432                            $ 9,526
10/31/2001                    $11,132                            $10,466
11/30/2001                    $11,737                            $11,370
12/31/2001                    $12,248                            $11,994
 1/31/2002                    $12,212                            $11,481
 2/28/2002                    $11,999                            $10,772
 3/31/2002                    $12,794                            $11,639
 4/30/2002                    $12,426                            $11,253
 5/31/2002                    $12,366                            $10,686
 6/30/2002                    $11,690                            $ 9,704
 7/31/2002                    $10,847                            $ 8,498
 8/31/2002                    $10,847                            $ 8,496
 9/30/2002                    $10,230                            $ 7,854
10/31/2002                    $10,812                            $ 8,305
11/30/2002                    $11,370                            $ 9,078
12/31/2002                    $10,776                            $ 8,504
 1/31/2003                    $10,468                            $ 8,318
 2/28/2003                    $10,456                            $ 8,124
 3/31/2003                    $10,586                            $ 8,232
 4/30/2003                    $11,322                            $ 8,950
 5/31/2003                    $12,141                            $ 9,898
 6/30/2003                    $12,188                            $10,102
 7/31/2003                    $13,067                            $10,775
 8/31/2003                    $13,933                            $11,353
 9/30/2003                    $13,470                            $11,109
10/31/2003                    $14,657                            $12,023
11/30/2003                    $14,871                            $12,429
12/31/2003                    $15,025                            $12,443
 1/31/2004                    $15,571                            $12,961
 2/29/2004                    $15,915                            $13,082
 3/31/2004                    $15,737                            $13,128
 4/30/2004                    $15,096                            $12,571
 5/31/2004                    $15,416                            $12,832
 6/30/2004                    $15,856                            $13,145
 7/31/2004                    $14,598                            $12,116
 8/31/2004                    $14,064                            $11,873
 9/30/2004                    $15,120                            $12,408
10/31/2004                    $15,689                            $12,760
11/30/2004                    $16,888                            $13,607
12/31/2004                    $17,387                            $14,258
 1/31/2005                    $16,663                            $13,755
 2/28/2005                    $16,698                            $14,029
 3/31/2005                    $16,299                            $13,641
 4/30/2005                    $15,228                            $12,904
 5/31/2005                    $16,593                            $13,763
 6/30/2005                    $17,250                            $14,126
 7/31/2005                    $18,326                            $15,043
 8/31/2005                    $18,273                            $14,871
 9/30/2005                    $18,772                            $15,015
10/31/2005                    $17,827                            $14,525
11/30/2005                    $18,536                            $15,336
12/31/2005                    $18,825                            $15,424
 1/31/2006                    $20,269                            $16,591
 2/28/2006                    $20,256                            $16,541
 3/31/2006                    $20,873                            $17,247
 4/30/2006                    $21,293                            $17,300
 5/31/2006                    $19,809                            $16,268
 6/30/2006                    $20,046                            $16,191
 7/31/2006                    $19,271                            $15,403
 8/31/2006                    $19,770                            $15,772
 9/30/2006                    $19,928                            $15,996
10/31/2006                    $20,781                            $16,785
11/30/2006                    $21,726                            $17,355
12/31/2006                    $21,582                            $17,316
 1/31/2007                    $22,422                            $17,866
 2/28/2007                    $22,382                            $17,858
 3/31/2007                    $22,907                            $18,014
 4/30/2007                    $23,328                            $18,567
 5/31/2007                    $24,942                            $19,458
 6/30/2007                    $25,060                            $19,273
 7/31/2007                    $24,850                            $18,465
 8/31/2007                    $25,192                            $18,748
 9/30/2007                    $26,793                            $19,400
10/31/2007                    $27,620                            $20,203
11/30/2007                    $26,071                            $19,010
12/31/2007                    $26,399                            $18,994

--------------------------------------------------------------------------------

1 The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE VT DISCOVERY FUND for the most recent ten years of the Fund with the Russell 2500 Growth Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 15

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund's exceptional performance during the 12-month period outpaced its benchmark.

o Performance strength came from Fund holdings in consumer discretionary, industrials, and information technology.

o Detractors from Fund performance came from holdings in materials and telecommunication services.

THE EQUITY MARKETS EXPERIENCED SIGNIFICANT VOLATILITY DURING THE YEAR AS THE RISK ADJUSTMENT THAT BEGAN DURING THE SUMMER CONTINUED IN RESPONSE TO THE DEEPENING TURMOIL IN THE MORTGAGE AND CREDIT MARKETS.

Investors struggled to gain clarity over the tightening credit markets, write-downs at commercial and investment banks, and the broader implications for overall consumer spending. Simultaneously, third-quarter profit growth in 2007 slowed more than expected, actually turning negative on a year-over-year basis.

As the housing and financial concerns continued to intensify during the year, the divergence between the value and growth investing styles widened further, favoring the growth style. The growth indices have significantly outperformed the value indices for the period. As a result, several of the value indices reported flat to negative performance for 2007. Growth stocks continued to gain favor as investors placed a premium on companies that had the ability to exhibit strong growth in the face of a slowing profit environment. Small and mid cap companies, however, saw greater challenges within this environment, whereas large cap companies with significant international exposure continued to benefit from strong global growth. With this backdrop, rather than focusing on the broader macroeconomic environment, we remained fully engaged in finding companies that we believed possessed sustainable growth potential despite an uncertain market environment.

Areas of strength during the period included holdings in the industrials, consumer discretionary, and information technology sectors. Slightly detracting from these solid gains were Fund holdings in the materials and telecommunication services sectors.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (13%)
Consumer Staples                                                            (1%)
Energy                                                                     (10%)
Financials                                                                  (7%)
Health Care                                                                (18%)
Industrials                                                                (12%)
Information Technology                                                     (30%)
Materials                                                                   (2%)
Telecommunication Services                                                  (7%)

--------------------------------------------------------------------------------

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

16 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------
Equinix Incorporated                                                       3.84%
--------------------------------------------------------------------------------
BE Aerospace Incorporated                                                  3.22%
--------------------------------------------------------------------------------
SBA Communications Corporation                                             2.87%
--------------------------------------------------------------------------------
FMC Corporation                                                            2.37%
--------------------------------------------------------------------------------
Spirit Aerosystems Holdings Incorporated                                   2.34%
--------------------------------------------------------------------------------
NII Holdings Incorporated                                                  2.29%
--------------------------------------------------------------------------------
Activision Incorporated                                                    2.24%
--------------------------------------------------------------------------------
Assurant Incorporated                                                      2.15%
--------------------------------------------------------------------------------
GameStop Corporation Class A                                               1.98%
--------------------------------------------------------------------------------
Newfield Exploration Company                                               1.96%
--------------------------------------------------------------------------------

WE CONTINUED TO INCREASE OUR EXPOSURE TO THE INDUSTRIAL SECTOR AND DECIDED TO HANG ON TO, BUT CLOSELY MONITOR, NII HOLDINGS, INC.

A detractor during the period was NII Holdings. After years of exceptional performance, the wireless telecommunications company reported slightly weaker than expected subscriber growth from its Mexico operations. As a result, many investors chose to sell the stock based on the negative headlines. We added to the Fund's holdings after our team collaborated on a "gang tackle" review of NII Holdings and concluded that the issues in Mexico were likely short-term and related primarily to transitory external factors. We acknowledge that short-term risk is heightened, and we are closely monitoring the company. We remain focused on the exciting future potential growth opportunity that we believe NII Holdings has to remain the fastest growing post-paid wireless provider in Latin America.

Overall, Foster Wheeler has been a strong performer in the industrial space for the portfolio and fits at the center of what we believe are powerful global growth trends, particularly in oil-and-gas infrastructure and power generation. We added to the position during the period. The firm has long-term contracts with entities such as Saudi Aramco, and we expect it to continue to win large contracts. About 85% of its business is international, including a significant presence in the Middle East, India, and Southeast Asia. We have done a great deal of research on energy companies in recent years and have focused on energy and oilfield services companies because we believe that many are well positioned to benefit from increased capital expenditures.

DESPITE THE DIFFICULT CONDITIONS IN THE CONSUMER AND FINANCIAL SECTORS, WE REMAIN CAUTIOUSLY OPTIMISTIC ABOUT 2008.

We believe that the global economy will continue to grow at a healthy rate amid strong energy and industrial demand, rising commodity prices, and emerging market development. U.S. companies stand to benefit from these ongoing developments, especially manufacturers of capital goods and technology products, as well as energy service companies. These companies may also benefit from a weaker U.S. dollar. Furthermore, as corporate earnings come under pressure due to a slowing domestic economic environment, we expect that the companies delivering strong earnings growth to be disproportionately rewarded in 2008. Our investment approach is to look at companies one at a time and to

--------------------------------------------------------------------------------

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 17

--------------------------------------------------------------------------------

invest in the ones that have our highest confidence in their ability to produce sustainable growth. This kind of selective market has historically been favorable for our approach to growth-stock investing.

We are convinced that by sticking to our approach of "surrounding the companies" that we invest in, we will have the opportunity to find companies that can deliver significant growth even in a more challenging economic environment. We remain resolutely focused on implementing our process with discipline and consistency.

18 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF DECEMBER 31, 2007)

-------------------------------------------------------------------------------------------
                                                                             Expense Ratio
                                    6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
-------------------------------------------------------------------------------------------
VT Discovery Fund                     5.34       22.32    19.63    10.19     1.21%    1.15%
-------------------------------------------------------------------------------------------
BENCHMARK
   Russell 2500 Growth Index 1       (1.45)       9.69    17.43     6.63
-------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

5 Performance shown prior to April 11, 2005 for the Fund reflects the performance of the Strong Discovery Fund II.

6 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

20 Wells Fargo Advantage Variable Trust Funds             Performance Highlights


WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gary J. Dunn, CFA
Robert M. Thornberg

FUND INCEPTION

May 6, 1996

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
FUND                                                                      1 YEAR
--------------------------------------------------------------------------------
VT Equity Income Fund                                                      2.80%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Value Index 1                                            (0.17)%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE FUND ARE 1.00% AND 1.04%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE
             VT EQUITY INCOME FUND   Russell 100(R) Value Index
12/31/1997          $10,000                    $10,000
 1/31/1998          $10,029                    $ 9,859
 2/28/1998          $10,680                    $10,523
 3/31/1998          $11,213                    $11,166
 4/30/1998          $11,323                    $11,241
 5/31/1998          $11,170                    $11,075
 6/30/1998          $11,345                    $11,217
 7/31/1998          $11,023                    $11,018
 8/31/1998          $ 9,708                    $ 9,379
 9/30/1998          $10,241                    $ 9,917
10/31/1998          $10,958                    $10,686
11/30/1998          $11,462                    $11,184
12/31/1998          $11,842                    $11,565
 1/31/1999          $11,805                    $11,657
 2/28/1999          $11,812                    $11,493
 3/31/1999          $12,249                    $11,731
 4/30/1999          $12,871                    $12,827
 5/31/1999          $12,841                    $12,685
 6/30/1999          $13,352                    $13,053
 7/31/1999          $13,004                    $12,671
 8/31/1999          $12,797                    $12,201
 9/30/1999          $12,323                    $11,775
10/31/1999          $12,656                    $12,453
11/30/1999          $12,767                    $12,356
12/31/1999          $12,777                    $12,415
 1/31/2000          $12,120                    $12,011
 2/29/2000          $11,185                    $11,118
 3/31/2000          $12,300                    $12,475
 4/30/2000          $12,278                    $12,330
 5/31/2000          $12,495                    $12,459
 6/30/2000          $12,199                    $11,890
 7/31/2000          $11,973                    $12,039
 8/31/2000          $12,640                    $12,708
 9/30/2000          $12,512                    $12,825
10/31/2000          $12,865                    $13,140
11/30/2000          $12,428                    $12,653
12/31/2000          $13,076                    $13,287
 1/31/2001          $13,045                    $13,337
 2/28/2001          $12,668                    $12,967
 3/31/2001          $11,965                    $12,509
 4/30/2001          $12,774                    $13,122
 5/31/2001          $13,013                    $13,417
 6/30/2001          $12,636                    $13,119
 7/31/2001          $12,512                    $13,092
 8/31/2001          $12,246                    $12,567
 9/30/2001          $11,466                    $11,682
10/31/2001          $11,602                    $11,581
11/30/2001          $12,230                    $12,254
12/31/2001          $12,368                    $12,544
 1/31/2002          $12,185                    $12,447
 2/28/2002          $12,272                    $12,467
 3/31/2002          $12,694                    $13,057
 4/30/2002          $12,278                    $12,609
 5/31/2002          $12,270                    $12,672
 6/30/2002          $11,614                    $11,944
 7/31/2002          $10,556                    $10,834
 8/31/2002          $10,628                    $10,916
 9/30/2002          $ 9,222                    $ 9,702
10/31/2002          $ 9,915                    $10,421
11/30/2002          $10,536                    $11,078
12/31/2002          $ 9,986                    $10,597
 1/31/2003          $ 9,726                    $10,340
 2/28/2003          $ 9,434                    $10,064
 3/31/2003          $ 9,461                    $10,081
 4/30/2003          $10,226                    $10,969
 5/31/2003          $10,811                    $11,677
 6/30/2003          $11,020                    $11,823
 7/31/2003          $11,217                    $11,999
 8/31/2003          $11,268                    $12,186
 9/30/2003          $11,204                    $12,067
10/31/2003          $11,792                    $12,805
11/30/2003          $11,918                    $12,980
12/31/2003          $12,603                    $13,779
 1/31/2004          $12,814                    $14,021
 2/29/2004          $13,143                    $14,322
 3/31/2004          $12,998                    $14,197
 4/30/2004          $12,795                    $13,850
 5/31/2004          $12,812                    $13,991
 6/30/2004          $13,003                    $14,322
 7/31/2004          $12,740                    $14,120
 8/31/2004          $12,851                    $14,321
 9/30/2004          $12,959                    $14,543
10/31/2004          $13,052                    $14,784
11/30/2004          $13,598                    $15,532
12/31/2004          $13,999                    $16,052
 1/31/2005          $13,922                    $15,766
 2/28/2005          $14,351                    $16,288
 3/31/2005          $14,073                    $16,065
 4/30/2005          $13,806                    $15,778
 5/31/2005          $14,168                    $16,158
 6/30/2005          $14,125                    $16,334
 7/31/2005          $14,558                    $16,806
 8/31/2005          $14,463                    $16,734
 9/30/2005          $14,628                    $16,968
10/31/2005          $14,403                    $16,537
11/30/2005          $14,827                    $17,078
12/31/2005          $14,752                    $17,182
 1/31/2006          $14,961                    $17,849
 2/28/2006          $15,056                    $17,957
 3/31/2006          $15,151                    $18,200
 4/30/2006          $15,561                    $18,662
 5/31/2006          $15,142                    $18,190
 6/30/2006          $15,171                    $18,306
 7/31/2006          $15,489                    $18,751
 8/31/2006          $15,858                    $19,065
 9/30/2006          $16,224                    $19,445
10/31/2006          $16,744                    $20,082
11/30/2006          $17,061                    $20,540
12/31/2006          $17,488                    $21,001
 1/31/2007          $17,550                    $21,270
 2/28/2007          $17,223                    $20,938
 3/31/2007          $17,473                    $21,262
 4/30/2007          $18,157                    $22,048
 5/31/2007          $18,787                    $22,843
 6/30/2007          $18,408                    $22,309
 7/31/2007          $17,721                    $21,277
 8/31/2007          $18,044                    $21,516
 9/30/2007          $18,743                    $22,255
10/31/2007          $18,829                    $22,257
11/30/2007          $18,141                    $21,170
12/31/2007          $17,978                    $20,965

--------------------------------------------------------------------------------

1 The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND for the most recent ten years of the Fund with the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 21

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o In the midst of struggling equity markets, the Fund outperformed its benchmark.

o Most of the Fund's relative outperformance was attributable to good stock selection that allowed eight out of ten sectors to beat returns in the Russell 1000 Value Index.

o It was no surprise that four of the Fund's poorest performers were in the financial sector: Citigroup, Merrill Lynch, Capital One Financial, and Wachovia all suffered during the period.

THE EQUITY MARKETS STRUGGLED DURING THE SECOND HALF OF THE PERIOD DUE TO UNSETTLED FINANCIAL CONDITIONS THAT SPREAD FROM THE INITIAL SUBPRIME ARENA INTO MANY OF THE WORLD'S LARGEST FINANCIAL INSTITUTIONS.

Volatility remained high throughout the period as evidenced by some dramatic swings in the S&P 500 Index, including a difficult fourth quarter in 2007. While most equity market returns were modest, value-oriented indices did not keep pace with the more buoyant growth indices. Both the financial and consumer discretionary sectors experienced sizable negative returns, while all other portfolio sectors generated positive contributions.

Most of the Fund's relative outperformance was attributable to good stock selection that allowed eight out of ten sectors to beat returns in the Russell 1000 Value Index. Financial and technology holdings were the biggest contributors to relative Fund performance; both groups outperformed their benchmark counterparts. In addition, the decision to underweight financials and overweight technology added to Fund performance. The Fund's preference for larger-capitalization market leaders with proven track records was rewarded as the Fund's technology holdings handily outdistanced the benchmark sector. Leaders for the Fund included Nokia, Intel, and Microsoft. With oil reaching the $100 mark on several occasions during the period, energy stocks were once again solid contributors to Fund performance, with utilities, telecommunications services, and industrial stocks also performing well for the Fund.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (6%)
Consumer Staples                                                            (9%)
Energy                                                                     (16%)
Financials                                                                 (26%)
Health Care                                                                 (8%)
Industrials                                                                (10%)
Information Technology                                                      (9%)
Materials                                                                   (4%)
Telecommunication Services                                                  (6%)
Utilities                                                                   (6%)

--------------------------------------------------------------------------------

3 Equity holding and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

22 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   4.88%
--------------------------------------------------------------------------------
Chevron Corporation                                                       3.61%
--------------------------------------------------------------------------------
AT&T Incorporated                                                         3.54%
--------------------------------------------------------------------------------
General Electric Company                                                  3.30%
--------------------------------------------------------------------------------
ConocoPhillips                                                            3.26%
--------------------------------------------------------------------------------
Bank of America Corporation                                               2.80%
--------------------------------------------------------------------------------
JPMorgan Chase & Company                                                  2.61%
--------------------------------------------------------------------------------
Procter & Gamble Company                                                  2.60%
--------------------------------------------------------------------------------
Verizon Communications Incorporated                                       2.49%
--------------------------------------------------------------------------------
Citigroup Incorporated                                                    2.16%
--------------------------------------------------------------------------------

It was no surprise that four of the Fund's poorest performers were in the financial sector: Citigroup, Merrill Lynch, Capital One Financial, and Wachovia all suffered during the period. Significant credit-related write-offs proved to be the source of trouble for many of the largest financial institutions and certainly contributed to the decline in the financial sector. While energy holdings had a great year, offshore energy vessel provider, Tidewater, did not keep pace with the strong returns due to several vessels being out of service. Fortune Brands and Target Stores both struggled to grow earnings in the softening consumer discretionary segment, though McDonald's had a stellar year. Other notable stocks that hindered the Fund's relative performance included Johnson & Johnson, Time Warner, and Motorola.

AS THE EQUITY MARKETS AND ECONOMIC ENVIRONMENT CHANGED THROUGHOUT THE YEAR, WE MADE SEVERAL PORTFOLIO CHANGES INCLUDING A MOVE TO DIVERSIFY HOLDINGS AND FURTHER MANAGE PORTFOLIO RISK.

Notable new stocks added to the Fund included Marathon Oil, Valero Energy, Chesapeake Energy, CVS Caremark, Safeway, American Capital Strategies, Bank of New York, Lehman Brothers, Merrill Lynch, State Street, Bristol Myers Squibb, Merck, WellPoint, Rockwell Automation, Symantec, and Commercial Metals. The CVS Caremark and Safeway purchases were examples of the team's continual search for quality companies that can deliver consistent earnings growth that exceeds the broader market yet offer attractive valuation levels. Positions eliminated from the portfolio included Motorola, Biomet, Express Scripts, Allstate, Countrywide Financial, Capital Source, Fifth Third, BP p.l.c., Alltel, and Windstream. The sell discipline was triggered for both Motorola and Countrywide Financial due to deteriorating fundamentals that appeared to be longer-term in nature.

WHILE WE EXPECT SLOWER ECONOMIC GROWTH IN 2008, IT IS QUITE POSSIBLE THAT A RECESSION COULD BE AVERTED IF CONTINUED CREDIT EASING PROVIDES ENOUGH ECONOMIC STIMULUS FOR THE FINANCIAL MARKETS TO ABSORB THE EXCESSES OF RECENT YEARS.

Job creation could prove to be a crucial element for positive, albeit slower economic growth. Many factors impacting the equity markets are relatively positive, including interest rates near four-decade lows, a relatively low unemployment rate, and net exports that continue to expand. Most importantly,

--------------------------------------------------------------------------------

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 23

--------------------------------------------------------------------------------

the valuation of the stock market as measured by the S&P 500 Index appears attractive. Our focus will continue to be on large-capitalization, high-quality companies that have the potential to grow their earnings faster than the market and their competitors yet offer attractive valuations.

24 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2007)

------------------------------------------------------------------------------------------
                                                                            Expense Ratio
                                   6 Months*   1 Year   5 Year   10 Year   Gross 5   Net 6
------------------------------------------------------------------------------------------
VT Equity Income Fund                (2.34)     2.80     12.48     6.04     1.04%    1.00%
------------------------------------------------------------------------------------------
BENCHMARKS
   Russell 1000 Value Index 1        (6.03)    (0.17)    14.63     7.68
------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

5 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

6 The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

26 Wells Fargo Advantage Variable Trust Funds             Performance Highlights


WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

New Star Institutional Managers Limited

PORTFOLIO MANAGERS

Mark Beale
Brian Coffey
Richard Lewis

FUND INCEPTION

July 3, 2000

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
FUND                                                                      1 YEAR
--------------------------------------------------------------------------------
VT International Core Fund                                                12.67%
--------------------------------------------------------------------------------
BENCHMARK
   MSCI EAFE Index 1                                                      11.17%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE FUND ARE 1.00% AND 1.43%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          WELLS FARGO ADVANTAGE VT
                          INTERNATIONAL CORE FUND                MSCI EAFE Index
   7/3/2000                        $10,000                           $10,000
  7/31/2000                        $ 9,670                           $ 9,503
  8/31/2000                        $ 9,870                           $ 9,585
  9/30/2000                        $ 9,280                           $ 9,119
 10/31/2000                        $ 9,150                           $ 8,903
 11/30/2000                        $ 8,650                           $ 8,569
 12/31/2000                        $ 8,967                           $ 8,874
  1/31/2001                        $ 9,187                           $ 8,869
  2/28/2001                        $ 8,465                           $ 8,205
  3/31/2001                        $ 7,914                           $ 7,658
  4/30/2001                        $ 8,315                           $ 8,190
  5/31/2001                        $ 8,255                           $ 7,901
  6/30/2001                        $ 8,024                           $ 7,578
  7/31/2001                        $ 7,813                           $ 7,440
  8/31/2001                        $ 7,594                           $ 7,251
  9/30/2001                        $ 6,882                           $ 6,517
 10/31/2001                        $ 7,113                           $ 6,684
 11/30/2001                        $ 7,374                           $ 6,930
 12/31/2001                        $ 7,524                           $ 6,971
  1/31/2002                        $ 7,193                           $ 6,601
  2/28/2002                        $ 7,083                           $ 6,647
  3/31/2002                        $ 7,424                           $ 7,007
  4/30/2002                        $ 7,424                           $ 7,053
  5/31/2002                        $ 7,313                           $ 7,142
  6/30/2002                        $ 6,996                           $ 6,858
  7/31/2002                        $ 6,282                           $ 6,181
  8/31/2002                        $ 6,232                           $ 6,167
  9/30/2002                        $ 5,508                           $ 5,505
 10/31/2002                        $ 5,770                           $ 5,801
 11/30/2002                        $ 6,071                           $ 6,064
 12/31/2002                        $ 5,800                           $ 5,860
  1/31/2003                        $ 5,538                           $ 5,615
  2/28/2003                        $ 5,398                           $ 5,486
  3/31/2003                        $ 5,297                           $ 5,379
  4/30/2003                        $ 5,770                           $ 5,906
  5/31/2003                        $ 6,111                           $ 6,264
  6/30/2003                        $ 6,192                           $ 6,415
  7/31/2003                        $ 6,273                           $ 6,570
  8/31/2003                        $ 6,444                           $ 6,729
  9/30/2003                        $ 6,585                           $ 6,936
 10/31/2003                        $ 6,989                           $ 7,369
 11/30/2003                        $ 7,150                           $ 7,533
 12/31/2003                        $ 7,624                           $ 8,121
  1/31/2004                        $ 7,634                           $ 8,236
  2/29/2004                        $ 7,725                           $ 8,426
  3/31/2004                        $ 7,745                           $ 8,473
  4/30/2004                        $ 7,483                           $ 8,282
  5/31/2004                        $ 7,483                           $ 8,310
  6/30/2004                        $ 7,584                           $ 8,492
  7/31/2004                        $ 7,318                           $ 8,216
  8/31/2004                        $ 7,307                           $ 8,252
  9/30/2004                        $ 7,439                           $ 8,468
 10/31/2004                        $ 7,621                           $ 8,757
 11/30/2004                        $ 8,076                           $ 9,355
 12/31/2004                        $ 8,359                           $ 9,765
  1/31/2005                        $ 8,217                           $ 9,586
  2/28/2005                        $ 8,601                           $10,000
  3/31/2005                        $ 8,359                           $ 9,749
  4/30/2005                        $ 8,177                           $ 9,520
  5/31/2005                        $ 8,156                           $ 9,525
  6/30/2005                        $ 8,278                           $ 9,651
  7/31/2005                        $ 8,557                           $ 9,947
  8/31/2005                        $ 8,755                           $10,198
  9/30/2005                        $ 8,953                           $10,652
 10/31/2005                        $ 8,692                           $10,341
 11/30/2005                        $ 8,765                           $10,594
 12/31/2005                        $ 9,167                           $11,087
  1/31/2006                        $ 9,749                           $11,768
  2/28/2006                        $ 9,643                           $11,742
  3/31/2006                        $ 9,950                           $12,129
  4/30/2006                        $10,363                           $12,708
  5/31/2006                        $ 9,876                           $12,215
  6/30/2006                        $ 9,887                           $12,214
  7/31/2006                        $ 9,961                           $12,335
  8/31/2006                        $10,270                           $12,674
  9/30/2006                        $10,281                           $12,694
 10/31/2006                        $10,624                           $13,187
 11/30/2006                        $10,889                           $13,581
 12/31/2006                        $11,074                           $14,008
  1/31/2007                        $11,209                           $14,102
  2/28/2007                        $11,333                           $14,216
  3/31/2007                        $11,579                           $14,579
  4/30/2007                        $11,961                           $15,226
  5/31/2007                        $12,331                           $15,493
  6/30/2007                        $12,499                           $15,512
  7/31/2007                        $12,164                           $15,284
  8/31/2007                        $12,032                           $15,045
  9/30/2007                        $12,802                           $15,850
 10/31/2007                        $13,332                           $16,473
 11/30/2007                        $12,790                           $15,931
 12/31/2007                        $12,477                           $15,572

--------------------------------------------------------------------------------

1 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND for the life of the Fund with the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 27

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance outpaced its benchmark.

o As the result of close currency links to the U.S. dollar, many of the Fund's positions in Asia benefited from declining U.S. interest rates.

o The Fund's underweight in Europe, United Kingdom, and Japan was positive for the Fund because these markets lagged behind Asian and emerging markets.

THE 12-MONTH PERIOD PROVED TO BE DRAMATIC FOR INTERNATIONAL INVESTORS AS EVENTS DEVELOPED AROUND THE U.S. SUBPRIME LENDING MARKET AND THE SUBSEQUENT GLOBAL CREDIT CRUNCH.

Markets were characterized by a series of strong gains interspersed by stomach-churning corrections as events in credit markets unfolded and uncertainty regarding the outlook for the global economy periodically frayed investors' nerves. These economic events had some influence on the performance of the Fund and have generally worked in the Fund's favor. The uncertainty has provided a more difficult environment for risk-loving strategies and has benefited our large-cap, high-quality investment style.

On the credit side, however, difficult financing conditions made it more difficult for smaller companies to fuel their growth, and the private equity community had to search for other attractive investments. In response, the Fed began cutting key interest rates in an effort to calm the turmoil in the U.S. credit markets and the implications for economic growth. This had a positive influence on many of the Fund's positions in Asia, which, because of close currency links to the U.S. dollar, benefited from declining U.S. interest rates. Elsewhere the Fund's underweight in Europe, United Kingdom, and Japan has also been positive for the Fund as markets here lagged Asian and emerging markets.

WE MADE SEVERAL CHANGES TO THE FUND DURING THE PERIOD. IN PARTICULAR, WE REDUCED THE FUND'S EXPOSURE TO EUROPEAN AND UNITED KINGDOM BANKS.

We sold positions in Commerzbank of Germany, Swedebank of Sweden, and Bilbao Vizcaya Bank of Argentina (BBVA) in Spain. We also sold HSBC Bank in the United Kingdom. Most of these sales were implemented before the global credit crunch took hold. The Fund's portfolio had an exposure of

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 3
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Australia                                                                   (8%)
Continental Europe                                                         (41%)
Eastern Asia                                                               (27%)
Russia                                                                      (2%)
Scandinavia                                                                 (3%)
Southeast Asia                                                              (1%)
United Kingdom                                                             (18%)

--------------------------------------------------------------------------------

3 Equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and portfolio composition.

28 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------
Rio Tinto Limited                                                          2.78%
--------------------------------------------------------------------------------
Total SA                                                                   2.09%
--------------------------------------------------------------------------------
Telefonica SA                                                              2.00%
--------------------------------------------------------------------------------
Roche Holding AG Genusschein                                               1.90%
--------------------------------------------------------------------------------
Vodafone Group plc                                                         1.66%
--------------------------------------------------------------------------------
Credit Suisse Group                                                        1.59%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                                        1.53%
--------------------------------------------------------------------------------
E.ON AG                                                                    1.51%
--------------------------------------------------------------------------------
Nokia Oyj                                                                  1.49%
--------------------------------------------------------------------------------
Novartis AG                                                                1.47%
--------------------------------------------------------------------------------

4.9% versus 14.4% in the Fund's benchmark. We found Asian financials more attractive because property in that region looked less vulnerable than elsewhere in Europe and the United States. The Fed's lowering of U.S. interest rates was positive for many of Asia's financial markets.

We reduced the Fund's overall exposure to financials from 30% to 22.6% during the period and increased the Fund's exposure to materials from 3.6% to 10.5% on a more positive outlook for pricing across much of the sector. Chinese demand in the materials sector allowed margins to remain very healthy; consolidation also contributed to the attractiveness of the materials sector. The largest holding in the Fund's portfolio was Rio Tinto, which was increased from a 1% holding to 4%. Rio Tinto's growth profile is underpinning its earnings outlook, and recently the company became the subject of a potential takeover by BHP Billiton, underlining the attractive profile of the business.

WHILE THE OUTLOOK FOR THE GLOBAL ECONOMY LOOKS UNCERTAIN AFTER MANY YEARS OF STRONG AND WHAT SEEMED TO BE FORESEEABLE GROWTH, IT MAY NOT BE AS DARK AS SOME WOULD HAVE US BELIEVE.

Global liquidity conditions are supportive in the sense that the financial authorities worldwide have communicated their willingness to cut key interest rates in response to threats of economic instability. Global demand should benefit from expectations of continued growth in the emerging markets. While some may believe that the peak for corporate profitability has been reached, picking peaks is a notoriously difficult endeavor. We strongly believe that the profits in the banking sector of financials will be difficult to reinvigorate. Even after severe write-downs, the recent drivers of profitability, such as securitization and related lines of business, remain in difficulty. Commodity and energy pricing remains robust, so profitability in these areas does not seem to be as vulnerable as the more consumer-related industries in developed markets. For now, cuts in U.S. interest rates seem to be benefiting Asian stocks. Consequently, we favor these and selected opportunities in emerging markets over potential opportunities in the United Kingdom and Japan, where consumers seem to remain cautious and under pressure. Our focus on large-cap, high-return companies remains, and we believe that the Fund's current positioning is well-suited for near-term uncertainty.

--------------------------------------------------------------------------------

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 29

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF DECEMBER 31, 2007)

--------------------------------------------------------------------------------------------
                                                                              Expense Ratio
                                6 Months*   1 Year   5 Year   Life of Fund   Gross 6   Net 7
--------------------------------------------------------------------------------------------
VT International Core Fund        (0.18)     12.67    16.56       3.00        1.43%    1.00%
--------------------------------------------------------------------------------------------
BENCHMARK
   MSCI EAFE Index 1               0.39      11.17    21.59       6.06
--------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

5 Prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND was named the Wells Fargo International Equity Fund.

6 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

30 Wells Fargo Advantage Variable Trust Funds             Performance Highlights


WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER

David A. Katz, CFA

FUND INCEPTION

April 12, 1994

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
FUND                                                                      1 YEAR
--------------------------------------------------------------------------------
VT Large Company Core Fund                                                 2.37%
--------------------------------------------------------------------------------
BENCHMARK
   S&P 500 Index 1                                                         5.49%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE FUND ARE 1.00% AND 1.19%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          WELLS FARGO ADVANTAGE VT
                          LARGE COMPANY CORE FUND                 S&P 500 Index
 12/31/1997                        $10,000                          $10,000
  1/31/1998                        $10,185                          $10,111
  2/28/1998                        $10,733                          $10,839
  3/31/1998                        $11,248                          $11,394
  4/30/1998                        $11,326                          $11,508
  5/31/1998                        $11,152                          $11,311
  6/30/1998                        $11,694                          $11,770
  7/31/1998                        $11,635                          $11,645
  8/31/1998                        $10,015                          $ 9,963
  9/30/1998                        $10,478                          $10,601
 10/31/1998                        $11,328                          $11,463
 11/30/1998                        $12,088                          $12,157
 12/31/1998                        $12,881                          $12,858
  1/31/1999                        $13,376                          $13,395
  2/28/1999                        $12,926                          $12,979
  3/31/1999                        $13,542                          $13,498
  4/30/1999                        $13,953                          $14,021
  5/31/1999                        $13,522                          $13,690
  6/30/1999                        $14,278                          $14,449
  7/31/1999                        $13,867                          $13,999
  8/31/1999                        $13,886                          $13,929
  9/30/1999                        $13,514                          $13,548
 10/31/1999                        $14,305                          $14,405
 11/30/1999                        $14,621                          $14,698
 12/31/1999                        $15,511                          $15,563
  1/31/2000                        $14,822                          $14,781
  2/29/2000                        $14,622                          $14,502
  3/31/2000                        $15,929                          $15,919
  4/30/2000                        $15,350                          $15,440
  5/31/2000                        $14,938                          $15,124
  6/30/2000                        $15,485                          $15,497
  7/31/2000                        $15,318                          $15,255
  8/31/2000                        $16,278                          $16,202
  9/30/2000                        $15,342                          $15,347
 10/31/2000                        $14,906                          $15,282
 11/30/2000                        $13,317                          $14,078
 12/31/2000                        $13,402                          $14,147
  1/31/2001                        $13,578                          $14,649
  2/28/2001                        $12,284                          $13,314
  3/31/2001                        $11,285                          $12,471
  4/30/2001                        $12,199                          $13,439
  5/31/2001                        $12,242                          $13,530
  6/30/2001                        $11,806                          $13,200
  7/31/2001                        $11,489                          $13,070
  8/31/2001                        $10,559                          $12,253
  9/30/2001                        $ 9,797                          $11,264
 10/31/2001                        $10,120                          $11,479
 11/30/2001                        $10,789                          $12,359
 12/31/2001                        $10,828                          $12,467
  1/31/2002                        $10,489                          $12,285
  2/28/2002                        $10,151                          $12,048
  3/31/2002                        $10,512                          $12,501
  4/30/2002                        $10,128                          $11,744
  5/31/2002                        $10,059                          $11,658
  6/30/2002                        $ 9,500                          $10,828
  7/31/2002                        $ 8,423                          $ 9,984
  8/31/2002                        $ 8,438                          $10,049
  9/30/2002                        $ 7,938                          $ 8,958
 10/31/2002                        $ 8,392                          $ 9,746
 11/30/2002                        $ 8,484                          $10,319
 12/31/2002                        $ 8,030                          $ 9,713
  1/31/2003                        $ 7,891                          $ 9,459
  2/28/2003                        $ 7,853                          $ 9,317
  3/31/2003                        $ 7,999                          $ 9,406
  4/30/2003                        $ 8,415                          $10,181
  5/31/2003                        $ 8,707                          $10,717
  6/30/2003                        $ 8,715                          $10,854
  7/31/2003                        $ 9,023                          $11,046
  8/31/2003                        $ 9,246                          $11,261
  9/30/2003                        $ 9,000                          $11,142
 10/31/2003                        $ 9,624                          $11,771
 11/30/2003                        $ 9,662                          $11,875
 12/31/2003                        $ 9,924                          $12,497
  1/31/2004                        $10,070                          $12,727
  2/29/2004                        $10,124                          $12,903
  3/31/2004                        $10,101                          $12,709
  4/30/2004                        $ 9,939                          $12,510
  5/31/2004                        $10,132                          $12,681
  6/30/2004                        $10,209                          $12,927
  7/31/2004                        $ 9,639                          $12,500
  8/31/2004                        $ 9,539                          $12,550
  9/30/2004                        $ 9,801                          $12,686
 10/31/2004                        $ 9,985                          $12,879
 11/30/2004                        $10,455                          $13,400
 12/31/2004                        $10,755                          $13,856
  1/31/2005                        $10,340                          $13,518
  2/28/2005                        $10,455                          $13,803
  3/31/2005                        $10,232                          $13,559
  4/30/2005                        $10,070                          $13,302
  5/31/2005                        $10,316                          $13,724
  6/30/2005                        $10,109                          $13,744
  7/31/2005                        $10,486                          $14,255
  8/31/2005                        $10,162                          $14,125
  9/30/2005                        $10,093                          $14,239
 10/31/2005                        $ 9,993                          $14,002
 11/30/2005                        $10,440                          $14,531
 12/31/2005                        $10,514                          $14,536
  1/31/2006                        $10,716                          $14,921
  2/28/2006                        $10,700                          $14,961
  3/31/2006                        $10,685                          $15,148
  4/30/2006                        $10,832                          $15,351
  5/31/2006                        $10,507                          $14,910
  6/30/2006                        $10,282                          $14,929
  7/31/2006                        $10,252                          $15,021
  8/31/2006                        $10,546                          $15,378
  9/30/2006                        $11,104                          $15,774
 10/31/2006                        $11,662                          $16,288
 11/30/2006                        $11,832                          $16,597
 12/31/2006                        $12,151                          $16,830
  1/31/2007                        $12,315                          $17,084
  2/28/2007                        $11,964                          $16,749
  3/31/2007                        $12,182                          $16,937
  4/30/2007                        $13,133                          $17,687
  5/31/2007                        $13,507                          $18,305
  6/30/2007                        $13,414                          $18,001
  7/31/2007                        $12,806                          $17,443
  8/31/2007                        $12,985                          $17,704
  9/30/2007                        $13,149                          $18,367
 10/31/2007                        $13,196                          $18,659
 11/30/2007                        $12,549                          $17,879
 12/31/2007                        $12,439                          $17,755

--------------------------------------------------------------------------------

1 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND for the most recent ten years of the Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 31

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's positive performance lagged behind its benchmark.

o Holdings in financial and consumer-related stocks hindered Fund performance.

o The Fund benefited from several market trends, including the reemergence of technology stocks, the recovery of growth stocks, and the general revival of large and mega-cap stocks.

THE FUND HAD A MODESTLY PROFITABLE YEAR, DURING WHICH ATTRACTIVE GAINS IN THE FIRST PART OF THE YEAR WERE ERODED BY THE DECLINES OF FINANCIAL STOCKS, EMANATING FROM THE SUBPRIME MORTGAGE MELTDOWN DURING THE SECOND HALF OF THE YEAR.

Early in the period, the Fund's holdings benefited from several takeovers. A total of six mergers or acquisitions were announced or closed in the first half of 2007, as both financial and strategic buyers acquired stocks at very attractive prices. The second half of 2007 was dominated by fears of an economic slowdown, particularly as the economy tried to absorb the fallout from difficulties in the subprime mortgage market. These fears not only impacted financial stocks, which had steep declines in the second half of the period, but also negatively affected some consumer-related stocks.

The Fund benefited from several of the trends that Fund management had been predicting: the reemergence of technology stocks, the recovery of growth stocks, and the general revival of large and mega-cap stocks.

OUR SELECTION PROCESS INCLUDES FUNDAMENTAL, BOTTOM-UP RESEARCH, WHICH MEANS THAT WE BUY INDIVIDUAL STOCKS BASED ON THE ATTRACTIVENESS OF THEIR PROSPECTS AND VALUATION AND SELL THEM WHEN OUR RESEARCH TELLS US THAT THEY HAVE REACHED THEIR FAIR MARKET VALUE.

In 2007, the Fund profited from several takeovers or mergers, including American Power Conversion, Bank of New York, Dollar General, First Data Corp., MedImmune Inc., and Symbol Technologies.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     (27%)
Consumer Discretionary                                                     (11%)
Consumer Staples                                                            (4%)
Energy                                                                     (12%)
Financials                                                                 (21%)
Health Care                                                                (15%)
Industrials                                                                (10%)

--------------------------------------------------------------------------------

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

32 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------
ConocoPhillips                                                             4.42%
--------------------------------------------------------------------------------
Covidien Limited                                                           4.21%
--------------------------------------------------------------------------------
Microsoft Corporation                                                      4.19%
--------------------------------------------------------------------------------
Western Union Company                                                      4.07%
--------------------------------------------------------------------------------
Wal-Mart Stores Incorporated                                               4.07%
--------------------------------------------------------------------------------
Chevron Corporation                                                        4.04%
--------------------------------------------------------------------------------
American International Group Incorporated                                  3.76%
--------------------------------------------------------------------------------
Devon Energy Corporation                                                   3.74%
--------------------------------------------------------------------------------
Time Warner Incorporated                                                   3.72%
--------------------------------------------------------------------------------
General Electric Company                                                   3.45%
--------------------------------------------------------------------------------

Positions in Ross Stores and Vishay Intertechnology were sold as they reached their fair value/target sell price. We also sold the Fund's positions in Analog Devices and Novellus Systems as they reached their fair value/target sell price, but we reinitiated the holdings shortly after we sold them because their valuations became attractive again.

Not all sales were successful. We purchased and sold both positions in Progressive Corp. and H&R Block Inc. during 2007. Progressive Corp. was sold at a small loss to take advantage of more compelling opportunities in the financial sector. We also sold our position in H&R Block Inc. at a small loss due to continuing deterioration of the company's balance sheet and fundamentals and increasing uncertainty about the fallout from their mortgage operation.

In 2007, we initiated new positions in Dell, Devon Energy, McGraw Hill Companies, Office Depot, Staples Inc., Symantec Corporation, and Taiwan Semiconductor. We believe that each of these companies holds a leadership position in its respective industry, and we purchased them at very attractive valuations.

The addition of Discover Financial Services to the Fund's portfolio was the result of a spin-off from Morgan Stanley. We believe that it is selling at a meaningful discount to its intrinsic value.

At the very beginning of the third quarter of 2007, Tyco International, Ltd., split into three separate and distinct companies: Tyco International, Covidien Ltd., and Tyco Electronics. We kept shares of all three companies and continue to build full positions because each one fits well into our investment philosophy, and we believe that each company was compellingly priced and represented an undervaluation opportunity.

In early 2007, we scaled back our positions in Comcast Corp. and Merrill Lynch, as they were approaching their fair value/target sell price. Subsequent to the scale-back, there was a significant decline in the stock price, and we decided to build these holdings back to a full position. The Fund's position in Johnson & Johnson was also scaled back to take advantage of more compelling opportunities.

We were also very active in selectively building or decreasing existing holdings. Several stocks moved toward their fair value and we pared them back into strength. Among these were Gap Stores, Intel, Microsoft, Teva Pharmaceutical, and Western Union. Conversely, we increased the Fund's positions in Analog

--------------------------------------------------------------------------------

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 33

--------------------------------------------------------------------------------

Devices, Dell, and Novellus Systems, three leading technology stocks that had stock price reductions despite improving corporate fundamentals.

THE FUND CONTINUES TO MAINTAIN AN OPPORTUNISTIC, BARBELL-LIKE PORTFOLIO
APPROACH: ONE END OF THE BARBELL IS DOMINATED BY MULTINATIONAL, MEGA-CAP BLUE CHIP STOCKS, AND THE OTHER END CONSISTS OF INDUSTRY LEADERS IN THE MID CAP AND SMALLER LARGE CAP RANGE.

We believe that the multinational mega-cap blue chip companies will be able to manage an economic slowdown and that the Fund is uniquely positioned to take advantage of relatively strong international growth. Likewise, at the other end of the barbell, we believe that the Fund's holdings in industry leaders among the mid cap and smaller large-cap companies represent good positioning because many of them are attractive acquisition candidates.

The swing last year in favor of large cap stocks over small cap stocks ended a seven-year period of small cap domination, which we think will lead to a multiyear period of relative success among large cap stocks. We believe that the Fund's significant weighting to the very large companies should allow it to benefit from what could evolve into a multiyear trend in favor of large cap stocks. Furthermore, we have been watching for the resurgence of growth stocks and an end to the relative dominance of value stocks over growth. That shift occurred in 2007; the Fund holds many growth stocks (at value prices), and we believe that it will also benefit from this continuing trend in favor of growth.

The economic outlook is cloudy as 2008 begins, and there is a fair amount of anxiety concerning the financial markets. There is considerable concern that high oil prices and a "tapped-out" consumer could send the economy into recession. This would, in turn, produce further declines for the stock market.

From a macroeconomic perspective, we do not believe that the economic environment is as negative as it is occasionally portrayed. While many signs indicate that the economy will continue in a slow-growth mode and that it may even slow down more than we saw in the latter half of 2007, we believe that a severe recession is unlikely. If a recession were to materialize, we would expect it to be mild and its duration to be short-lived. Either way, we believe that the Fund is positioned for attractive absolute and relative returns in 2008.

In this regard, we believe that almost all of the conceivable concerns having to do with financial institutions are already priced into their stocks and that they have some considerable upside potential, assuming that they are perceived as successfully handling their credit issues. Having said that, we believe that our focus on the very large blue chip companies makes good sense in this environment, for several reasons. First, because these companies offer the

34 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

greatest comfort and opportunity for continued success in a slower economic environment. Many of them are somewhat recession-proof, or at least recession-resistant. Second, these companies are uniquely well positioned to access international markets, many of which are experiencing faster growth than the United States. Third, many of these companies pay very attractive dividends, offering some comfort in a choppy economic environment. And finally, these companies are surprisingly well priced, with attractive, even compelling valuations when compared with the overall market and with their own historic pricing.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 35

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5  (%) (AS OF DECEMBER 31, 2007)

-----------------------------------------------------------------------------------------------------------
                                                                                            Expense Ratio
                                                   6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
-----------------------------------------------------------------------------------------------------------
VT Large Company Core Fund                             (7.26)    2.37     9.15      2.21      1.19%   1.00%
-----------------------------------------------------------------------------------------------------------
BENCHMARK
   S&P 500 Index 1                                     (1.37)    5.49    12.83      5.91
-----------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

5 Prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND was named the Wells Fargo Growth Fund.

6 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

36 Wells Fargo Advantage Variable Trust Funds             Performance Highlights


WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

John S. Dale, CFA
Gary E. Nussbaum, CFA

FUND INCEPTION

September 20, 1999

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
FUND                                                                     1 YEAR
--------------------------------------------------------------------------------
VT Large Company Growth Fund                                               7.61%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Growth Index 1                                            11.81%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE FUND ARE 1.00% AND 1.04%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  WELLS FARGO ADVANTAGE
              VT LARGE COMPANY GROWTH FUND   RUSSELL 1000(R) GROWTH INDEX

 9/20/1999               $10,000                        $10,000
 9/30/1999               $ 9,590                        $ 9,561
10/31/1999               $10,420                        $10,283
11/30/1999               $10,830                        $10,838
12/31/1999               $12,030                        $11,965
 1/31/2000               $11,800                        $11,404
 2/29/2000               $12,000                        $11,962
 3/31/2000               $13,430                        $12,818
 4/30/2000               $13,020                        $12,208
 5/31/2000               $12,200                        $11,593
 6/30/2000               $13,130                        $12,472
 7/31/2000               $13,230                        $11,951
 8/31/2000               $14,000                        $13,033
 9/30/2000               $13,150                        $11,800
10/31/2000               $13,130                        $11,242
11/30/2000               $12,080                        $ 9,585
12/31/2000               $11,960                        $ 9,282
 1/31/2001               $12,150                        $ 9,923
 2/28/2001               $10,320                        $ 8,238
 3/31/2001               $ 9,260                        $ 7,342
 4/30/2001               $10,240                        $ 8,271
 5/31/2001               $10,150                        $ 8,149
 6/30/2001               $ 9,880                        $ 7,960
 7/31/2001               $ 9,700                        $ 7,761
 8/31/2001               $ 8,843                        $ 7,126
 9/30/2001               $ 8,003                        $ 6,415
10/31/2001               $ 8,373                        $ 6,752
11/30/2001               $ 9,353                        $ 7,401
12/31/2001               $ 9,463                        $ 7,387
 1/31/2002               $ 9,403                        $ 7,256
 2/28/2002               $ 8,783                        $ 6,955
 3/31/2002               $ 9,193                        $ 7,196
 4/30/2002               $ 8,483                        $ 6,608
 5/31/2002               $ 8,223                        $ 6,448
 6/30/2002               $ 7,673                        $ 5,852
 7/31/2002               $ 6,932                        $ 5,530
 8/31/2002               $ 7,012                        $ 5,547
 9/30/2002               $ 6,242                        $ 4,971
10/31/2002               $ 6,962                        $ 5,427
11/30/2002               $ 7,422                        $ 5,722
12/31/2002               $ 6,812                        $ 5,327
 1/31/2003               $ 6,572                        $ 5,197
 2/28/2003               $ 6,532                        $ 5,173
 3/31/2003               $ 6,622                        $ 5,270
 4/30/2003               $ 7,192                        $ 5,659
 5/31/2003               $ 7,523                        $ 5,941
 6/30/2003               $ 7,613                        $ 6,023
 7/31/2003               $ 7,993                        $ 6,173
 8/31/2003               $ 8,123                        $ 6,327
 9/30/2003               $ 7,923                        $ 6,259
10/31/2003               $ 8,383                        $ 6,611
11/30/2003               $ 8,353                        $ 6,681
12/31/2003               $ 8,603                        $ 6,912
 1/31/2004               $ 8,703                        $ 7,053
 2/29/2004               $ 8,703                        $ 7,098
 3/31/2004               $ 8,583                        $ 6,966
 4/30/2004               $ 8,453                        $ 6,885
 5/31/2004               $ 8,563                        $ 7,013
 6/30/2004               $ 8,563                        $ 7,101
 7/31/2004               $ 8,053                        $ 6,700
 8/31/2004               $ 8,043                        $ 6,667
 9/30/2004               $ 8,133                        $ 6,730
10/31/2004               $ 8,283                        $ 6,835
11/30/2004               $ 8,633                        $ 7,070
12/31/2004               $ 8,883                        $ 7,347
 1/31/2005               $ 8,393                        $ 7,103
 2/28/2005               $ 8,413                        $ 7,178
 3/31/2005               $ 8,193                        $ 7,047
 4/30/2005               $ 8,003                        $ 6,913
 5/31/2005               $ 8,533                        $ 7,248
 6/30/2005               $ 8,553                        $ 7,221
 7/31/2005               $ 9,149                        $ 7,574
 8/31/2005               $ 9,008                        $ 7,477
 9/30/2005               $ 8,998                        $ 7,511
10/31/2005               $ 9,099                        $ 7,438
11/30/2005               $ 9,590                        $ 7,759
12/31/2005               $ 9,389                        $ 7,735
 1/31/2006               $ 9,359                        $ 7,871
 2/28/2006               $ 9,399                        $ 7,858
 3/31/2006               $ 9,520                        $ 7,975
 4/30/2006               $ 9,359                        $ 7,963
 5/31/2006               $ 8,898                        $ 7,693
 6/30/2006               $ 8,738                        $ 7,663
 7/31/2006               $ 8,377                        $ 7,518
 8/31/2006               $ 8,748                        $ 7,752
 9/30/2006               $ 9,129                        $ 7,966
10/31/2006               $ 9,540                        $ 8,246
11/30/2006               $ 9,640                        $ 8,409
12/31/2006               $ 9,610                        $ 8,438
 1/31/2007               $10,001                        $ 8,655
 2/28/2007               $ 9,700                        $ 8,492
 3/31/2007               $ 9,580                        $ 8,538
 4/30/2007               $10,081                        $ 8,940
 5/31/2007               $10,431                        $ 9,262
 6/30/2007               $10,251                        $ 9,124
 7/31/2007               $ 9,940                        $ 8,982
 8/31/2007               $10,171                        $ 9,125
 9/30/2007               $10,732                        $ 9,507
10/31/2007               $11,123                        $ 9,831
11/30/2007               $10,572                        $ 9,469
12/31/2007               $10,341                        $ 9,435

--------------------------------------------------------------------------------

1 The Russell 1000 Growth Index measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND for the life of the Fund with the Russell 1000 Growth Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 37

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund underperformed its Russell 1000(R) Growth Index benchmark for the period.

o Our conscious decision to avoid energy and other commodity-related areas contributed to the Fund's underperformance relative to its benchmark.

o Solid stock selections with good earnings growth contributed to the Fund's performance.

GROWTH STOCKS OUTPERFORMED VALUE STOCKS FOR THE FIRST YEAR SINCE 1999, AND OUR INVESTMENT STYLE EXPERIENCED THE "TWO STEPS FORWARD, ONE STEP BACK" EFFECT DURING THIS TRANSITION TO GROWTH INVESTING.

The steps forward since August 2006 have been related to the general return to growth investing and our pure focus in this arena. Stock selection has generally been positive for the Fund's portfolio. For the most part, the steps back have related to the market's fascination with what we would call "commodity play" and our conscious decision to avoid energy and other commodity-related areas. Most recently, we took a step back during the month of December 2007. Energy and basic materials far outpaced the averages, and financials collapsed from pressure related to subprime mortgage lending. This resulted in the Fund returning a negative (2.1%) for December compared to the negative (0.4%) return for the Russell 1000 Growth Index during the same one-month period. While we believe that the Fund's path to improved relative performance is intact, the Fund's performance for the period was disappointing relative to its benchmark, especially with December's returns factored in.

DURING THE PERIOD, STRONG FUNDAMENTALS AND GOOD STOCK SELECTION POSITIONED THE FUND FOR ABOVE AVERAGE EARNINGS GROWTH, WHICH WAS ACCOMPLISHED WITH MINIMAL TURNOVER OF ABOUT 9%.

As expected, the S&P 500 Index earnings gains continued to grow at a more moderate pace toward a 6% to 8% rate for most of 2007. The Fund's earnings growth, however, remained well above the market averages. Measured on a

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (8%)
Consumer Staples                                                            (2%)
Financials                                                                 (27%)
Health Care                                                                (12%)
Industrials                                                                 (6%)
Information Technology                                                     (45%)

--------------------------------------------------------------------------------

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

38 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                          15.84%
--------------------------------------------------------------------------------
Microsoft Corporation                                                     12.89%
--------------------------------------------------------------------------------
Google Incorporated Class A                                               11.23%
--------------------------------------------------------------------------------
Nokia Oyj ADR                                                             11.09%
--------------------------------------------------------------------------------
Charles Schwab Corporation                                                10.64%
--------------------------------------------------------------------------------
Medtronic Incorporated                                                     8.99%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                 8.73%
--------------------------------------------------------------------------------
eBay Incorporated                                                          7.71%
--------------------------------------------------------------------------------
Target Corporation                                                         6.58%
--------------------------------------------------------------------------------
Paychex Incorporated                                                       6.30%
--------------------------------------------------------------------------------

conservative basis, the Fund's earnings growth will likely be in the 16% to 18% range for 2007. Highlights included Google, eBay, Intel, and Nokia all having operating earnings gains in excess of 40% for the year. Goldman Sachs, Genzyme, and Genentech had earnings gains above 25%. Our retailers, as a group, had disappointing single-digit earnings growth for the year. Overall, two-thirds of the portfolio by weight will likely have earnings gains in excess of 15%.

THE BEST TIME HISTORICALLY TO INVEST IN EQUITIES IS WHEN THEY ARE CLIMBING A "WALL OF WORRY."

The market recently began reacting with fear and trepidation. The fear today is related to a potential deep consumer- led recession. While the economy has been slowing, we believe that the makings for a deep and devastating recession simply do not exist.

The market's valuation is very attractive, as earnings growth within the S&P 500 Index has moderated toward its historical trend line. The market's price-to-earnings (P/E) structure has also self-regulated to a very reasonable level. The market is attractive relative to historic norms. Within the market, there are pockets of over- and undervaluation. The best valuation opportunities are available in the highest-quality, fastest-growing segments of the market.

As was the case in prior cycles seen in 1989 and in 1995, the Fund is likely to experience two steps forward and one step back. The factors of fundamentals, valuation, and investor psychology are all headed in the right direction. We believe that the Fund's portfolio earnings growth will very likely remain strong and well above the market's rate during the coming year. The Fund's portfolio's valuation is in line with the general market's valuation, despite the style's much higher growth and quality profile. Investors are beginning to migrate toward these stocks, and we believe that this will pick up momentum as time progresses.

--------------------------------------------------------------------------------

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 39

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2007)

------------------------------------------------------------------------------------------------
                                                                                 Expense Ratio
                                   6 Months*   1 Year   5 Year   Life of Fund   Gross 5   Net 6
------------------------------------------------------------------------------------------------
VT Large Company Growth Fund          0.88       7.61     8.71       0.41        1.04%    1.00%
------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Growth Index 1        3.41      11.81    12.11      (0.76)
------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

5 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

6 The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

40 Wells Fargo Advantage Variable Trust Funds             Performance Highlights


WELLS FARGO ADVANTAGE VT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (The Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

May 19, 1994

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
FUND                                                                      1 YEAR
--------------------------------------------------------------------------------
VT Money Market Fund                                                       4.68%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

--------------------------------------------------------------------------------
FUND YIELD SUMMARY
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------
7-Day Current Yield                                                        4.36%
--------------------------------------------------------------------------------
7-Day Effective Yield                                                      4.45%
--------------------------------------------------------------------------------
30-Day Simple Yield                                                        4.30%
--------------------------------------------------------------------------------
30-Day Effective Yield                                                     4.39%
--------------------------------------------------------------------------------

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 41

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund had solid performance in a decreasing rate environment.

o A general decline in liquidity raised a caution flag for banks and investors alike.

o Liquidity in the Fund was increased as general market conditions deteriorated.

THE MOST SIGNIFICANT FACTOR AFFECTING THE FUND IN 2007 WAS THE LIQUIDITY CRISIS THAT HIT THE MONEY MARKET SECTOR MID-SUMMER.

A general decline in liquidity gripped short-term credit markets following downgrades by rating agencies of structured mortgage products and the extension of several extendible commercial paper programs. This led the Fed to ease the overnight funding target rate of 5.25% to 4.75% in September. However, short-term LIBOR (London Interbank Offered Rate) rates remained elevated, as banks showed caution in lending to each other. The dichotomy between funding rates and LIBOR (London Interbank Offered Rate) continued until year-end, even as the Fed decreased the target rate by 25 basis points (100 basis points equals 1.00%) at each of its next two FOMC (Federal Open Market Committee) meetings. The difference between the effective overnight federal funds rate and the one-month LIBOR rate averaged 45 basis points between August 1 and December 31, 2007. This was unusual because the relationship between the two rates is usually closer to zero when the Fed is lowering rates.

WE MADE SEVERAL STRATEGIC MOVES TO PROTECT THE FUND'S YIELD IN A DECREASING RATE ENVIRONMENT.

Because rates were generally stable during the first half of 2007, the portfolio was positioned with fewer very-short-term instruments so that it could take advantage of the positive yield curve. The percentage of the Fund maturing within 14 days was 45% for the first seven months of the year. Liquidity in the Fund was increased as general market conditions deteriorated. Very short term assets were increased by 5% in August and by another 5% in November to ensure liquidity through year-end.

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 Days                                                                  (54%)
15-29 Days                                                                 (28%)
30-59 Days                                                                 (10%)
60-89 Days                                                                  (5%)
90-179 Days                                                                 (3%)

--------------------------------------------------------------------------------

1     Portfolio allocation and maturity distribution are subject to change.

42 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 Days                                                                  (54%)
15-29 Days                                                                 (28%)
30-59 Days                                                                 (10%)
60-89 Days                                                                  (5%)
90-179 Days                                                                 (3%)

Floating-rate notes remained an integral part of the Fund's portfolio composition with a weighting that ranged between 25% and 30%. During the year, we gradually increased the Fund's holdings in floating-rate notes that reset quarterly and decreased holdings in those that reset monthly. The less-frequent resets help to protect the portfolio yield in a decreasing rate environment.

CONDITIONS IN THE FINANCIAL MARKET HAVE SPILLED OVER TO THE POINT OF AFFECTING ECONOMIC GROWTH.

We believe that the Fed will continue to lower rates until prospects for growth stabilize, which may take several months. Therefore, while we continue to manage the Fund to maintain liquidity and preservation of principal, we will seek opportunities to modestly extend the Fund's average maturity.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 43

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                           6 Months*   1 Year   5 Year   10 Year
--------------------------------------------------------------------------------
VT Money Market Fund                          2.31      4.68     2.55      3.26
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

44 Wells Fargo Advantage Variable Trust Funds             Performance Highlights


WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Ann M. Miletti
Richard T. Weiss

FUND INCEPTION

May 8, 1992

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
FUND                                                                      1-YEAR
--------------------------------------------------------------------------------
   VT Opportunity Fund                                                     6.63%
--------------------------------------------------------------------------------
BENCHMARK
   Russell Midcap Index 1                                                  5.60%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE FUND ARE 1.07% AND 1.18%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              WELLS FARGO ADVANTAGE
                                VT OPPORTUNITY FUND      Russell Midcap(R) Index
 12/31/1997                           $10,000                    $10,000
  1/31/1998                           $ 9,986                    $ 9,812
  2/28/1998                           $10,788                    $10,579
  3/31/1998                           $11,420                    $11,081
  4/30/1998                           $11,675                    $11,108
  5/31/1998                           $11,242                    $10,764
  6/30/1998                           $11,342                    $10,913
  7/31/1998                           $10,945                    $10,393
  8/31/1998                           $ 9,067                    $ 8,731
  9/30/1998                           $ 9,683                    $ 9,296
 10/31/1998                           $10,554                    $ 9,929
 11/30/1998                           $10,851                    $10,400
 12/31/1998                           $11,354                    $11,009
  1/31/1999                           $11,720                    $10,991
  2/28/1999                           $11,375                    $10,625
  3/31/1999                           $11,876                    $10,958
  4/30/1999                           $12,854                    $11,767
  5/31/1999                           $12,978                    $11,734
  6/30/1999                           $13,591                    $12,147
  7/31/1999                           $13,662                    $11,814
  8/31/1999                           $13,113                    $11,508
  9/30/1999                           $12,990                    $11,103
 10/31/1999                           $13,744                    $11,630
 11/30/1999                           $14,216                    $11,964
 12/31/1999                           $15,318                    $13,017
  1/31/2000                           $14,864                    $12,586
  2/29/2000                           $15,123                    $13,553
  3/31/2000                           $16,679                    $14,330
  4/30/2000                           $16,361                    $13,651
  5/31/2000                           $16,473                    $13,290
  6/30/2000                           $15,942                    $13,683
  7/31/2000                           $15,754                    $13,529
  8/31/2000                           $16,826                    $14,826
  9/30/2000                           $16,208                    $14,615
 10/31/2000                           $16,308                    $14,389
 11/30/2000                           $15,247                    $13,094
 12/31/2000                           $16,328                    $14,091
  1/31/2001                           $17,324                    $14,317
  2/28/2001                           $16,308                    $13,446
  3/31/2001                           $15,516                    $12,612
  4/30/2001                           $16,669                    $13,690
  5/31/2001                           $16,758                    $13,945
  6/30/2001                           $16,335                    $13,814
  7/31/2001                           $16,103                    $13,419
  8/31/2001                           $15,155                    $12,903
  9/30/2001                           $13,061                    $11,347
 10/31/2001                           $13,839                    $11,796
 11/30/2001                           $15,107                    $12,785
 12/31/2001                           $15,723                    $13,298
  1/31/2002                           $15,562                    $13,219
  2/28/2002                           $15,198                    $13,078
  3/31/2002                           $15,982                    $13,863
  4/30/2002                           $15,133                    $13,594
  5/31/2002                           $15,028                    $13,440
  6/30/2002                           $13,339                    $12,539
  7/31/2002                           $11,819                    $11,315
  8/31/2002                           $11,827                    $11,377
  9/30/2002                           $10,477                    $10,328
 10/31/2002                           $11,148                    $10,850
 11/30/2002                           $12,352                    $11,603
 12/31/2002                           $11,507                    $11,146
  1/31/2003                           $11,158                    $10,920
  2/28/2003                           $11,108                    $10,776
  3/31/2003                           $11,009                    $10,882
  4/30/2003                           $12,013                    $11,673
  5/31/2003                           $13,216                    $12,741
  6/30/2003                           $13,365                    $12,870
  7/31/2003                           $13,796                    $13,294
  8/31/2003                           $14,452                    $13,871
  9/30/2003                           $14,170                    $13,697
 10/31/2003                           $14,974                    $14,743
 11/30/2003                           $15,207                    $15,156
 12/31/2003                           $15,765                    $15,611
  1/31/2004                           $16,429                    $16,064
  2/29/2004                           $16,711                    $16,410
  3/31/2004                           $16,620                    $16,414
  4/30/2004                           $16,387                    $15,811
  5/31/2004                           $16,769                    $16,203
  6/30/2004                           $17,151                    $16,651
  7/31/2004                           $16,587                    $15,923
  8/31/2004                           $16,321                    $15,992
  9/30/2004                           $16,952                    $16,511
 10/31/2004                           $17,226                    $16,967
 11/30/2004                           $18,089                    $18,001
 12/31/2004                           $18,637                    $18,767
  1/31/2005                           $18,098                    $18,302
  2/28/2005                           $18,280                    $18,868
  3/31/2005                           $18,073                    $18,719
  4/30/2005                           $17,467                    $18,122
  5/31/2005                           $18,380                    $18,990
  6/30/2005                           $18,753                    $19,501
  7/31/2005                           $19,882                    $20,529
  8/31/2005                           $19,658                    $20,385
  9/30/2005                           $19,667                    $20,656
 10/31/2005                           $19,152                    $20,036
 11/30/2005                           $19,932                    $20,926
 12/31/2005                           $20,107                    $21,142
  1/31/2006                           $21,036                    $22,228
  2/28/2006                           $20,713                    $22,202
  3/31/2006                           $21,045                    $22,752
  4/30/2006                           $21,609                    $22,911
  5/31/2006                           $20,787                    $22,139
  6/30/2006                           $20,422                    $22,166
  7/31/2006                           $19,990                    $21,681
  8/31/2006                           $20,619                    $22,231
  9/30/2006                           $21,286                    $22,634
 10/31/2006                           $21,802                    $23,525
 11/30/2006                           $22,516                    $24,372
 12/31/2006                           $22,563                    $24,370
  1/31/2007                           $23,071                    $25,193
  2/28/2007                           $22,939                    $25,234
  3/31/2007                           $23,390                    $25,436
  4/30/2007                           $24,141                    $26,405
  5/31/2007                           $25,156                    $27,401
  6/30/2007                           $24,949                    $26,783
  7/31/2007                           $24,137                    $25,786
  8/31/2007                           $24,115                    $25,830
  9/30/2007                           $24,978                    $26,680
 10/31/2007                           $25,272                    $27,110
 11/30/2007                           $24,213                    $25,816
 12/31/2007                           $24,060                    $25,734

--------------------------------------------------------------------------------

1 The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND for the most recent ten years of the Fund with the Russell Midcap Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 45

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance outpaced its benchmark.

o Holdings in the energy and information technology sectors benefited Fund performance. The Fund's underweight exposure to the financial sector also benefited its relative performance.

o Holdings in the industrial sector were the largest detractors from the Fund's relative performance due to its underweight exposure in two areas: construction and engineering and aerospace and defense.

THE FUND'S HOLDINGS IN THE ENERGY SECTOR WERE THE TOP CONTRIBUTORS TO PERFORMANCE DURING YEAR, AS THE COMPANIES IN THIS SECTOR CONTINUED TO BENEFIT FROM AN IMBALANCE BETWEEN STRONG DEMAND AND LIMITED SUPPLY.

Information technology was another sector that contributed smartly to performance. The Fund's holdings within the technology sector benefited from company-specific dealings rather than a broad secular theme. The Fund's underweight exposure to the financial sector, which had been a headwind the past few years, was also beneficial to relative performance. Even with the recent turmoil in this sector, we have continued to find a limited number of companies trading at attractive discounts to our private market valuations (PMV). (PMV is the value an investor would pay to own the entire company.)

The industrial sector was the largest detractor from the Fund's relative performance due to its underweight exposure in two areas: construction and engineering and aerospace and defense, all of which did well during the period. The Fund's underweight exposure to the utility sector was also a headwind for the portfolio because the sector continued to benefit from relatively low interest rates. Media was another area of relative underperformance for the Fund, as concerns about the macro environment and competitive dynamics in the industry weighed on some of the Fund's holdings.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------
Transocean Incorporated                                                   17.01%
--------------------------------------------------------------------------------
Weatherford International Limited                                         15.82%
--------------------------------------------------------------------------------
Toronto-Dominion Bank                                                     12.23%
--------------------------------------------------------------------------------
Praxair Incorporated                                                      11.96%
--------------------------------------------------------------------------------
Waters Corporation                                                         9.36%
--------------------------------------------------------------------------------
Accenture Limited Class A                                                  6.80%
--------------------------------------------------------------------------------
MEMC Electronic Materials Incorporated                                     6.79%
--------------------------------------------------------------------------------
Red Hat Incorporated                                                       6.74%
--------------------------------------------------------------------------------
Chesapeake Energy Corporation                                              6.66%
--------------------------------------------------------------------------------
Stapeles Incorporated                                                      6.63%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

46 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     (22%)
Materials                                                                   (6%)
Consumer Discretionary                                                     (21%)
Consumer Staples                                                            (3%)
Health Care                                                                (13%)
Financials                                                                 (13%)
Energy                                                                     (12%)
Industrials                                                                (10%)

OUR METHODOLOGY INCLUDES BUYING STOCKS THAT ARE SELLING AT A DISCOUNT TO THEIR INTRINSIC PRIVATE MARKET VALUE AND SELLING STOCKS THAT APPROACH THEIR PRIVATE MARKET VALUE.

This discipline allows us to be patient with stocks that are out of favor with the market, an approach that seems to be at odds with investor sentiment because the recent volatility in the market seems to have increased investor focus on the short term rather than the long term. Consequently, we have continued to trim exposure from many of the Fund's energy holdings, as these holdings continued to outperform while becoming a more noticeable piece of the market. We also decreased the Fund's exposure to the technology sector, as a few of our holdings reached what we believed to be full valuation. And, although the consumer staples sector is still a relatively small part of the portfolio, we did increase the Fund's number of holdings in it. The remaining sector weightings were fairly consistent throughout the 12-month period. The Fund was overweighted in the technology, consumer discretionary, and energy sectors while being underweighted in the financial, utility, and industrial sectors.

EVEN WITH RECENT MARKET TURBULENCE, EQUITY MARKETS HAVE PRODUCED RELATIVELY IMPRESSIVE RESULTS DURING THE PAST 12 MONTHS.

A combination of relatively low borrowing costs, better-than-expected economic data, and, thus far, relatively benign inflation data have been positive for the market. As we get further into the cycle, the investment landscape and investor expectations appear to be more uncertain, and many of the recent secular tailwinds may be reversing course. Companies that may have been supported by an easier credit environment or overly optimistic growth expectations will likely face an increased amount of pressure until expectations are fully reset. Our fundamental, bottom-up process of identifying companies that have solid business models and strong management teams--and that trade at a discount to our perceived PMV--will continue to help guide us in our decision-making process.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 47

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                 Expense Ratio
                            6 Months*  1 Year  5 Year  10 Year  Gross 6   Net 7
--------------------------------------------------------------------------------
VT Opportunity Fund (SM)      (3.56)    6.63    15.90    9.18    1.18%    1.07%
--------------------------------------------------------------------------------
BENCHMARKS
   Russell Midcap Index 1     (3.92)    5.60    18.21    9.91
--------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

5 Performance shown prior to April 11, 2005 for the Fund reflects the performance of the Investor Class shares of the Strong Opportunity Fund II.

6 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

48 Wells Fargo Advantage Variable Trust Funds             Performance Highlights


WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (The Fund) Seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION

May 1, 1995

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
FUND                                                                    1 YEAR
--------------------------------------------------------------------------------
VT Small Cap Growth Fund                                                13.81%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 2000 Growth Index 1                                           7.06%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE FUND ARE 1.20% AND 1.23%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE VT SMALL   Russell 2000(R)
                       CAP GROWTH FUND           Growth Index
 12/31/1997                $10,000                 $10,000
  1/31/1998                $ 9,765                 $ 9,867
  2/28/1998                $10,690                 $10,738
  3/31/1998                $10,987                 $11,188
  4/30/1998                $11,011                 $11,257
  5/31/1998                $10,212                 $10,439
  6/30/1998                $10,298                 $10,546
  7/31/1998                $ 9,201                 $ 9,665
  8/31/1998                $ 7,061                 $ 7,434
  9/30/1998                $ 7,422                 $ 8,188
 10/31/1998                $ 7,735                 $ 8,615
 11/30/1998                $ 8,190                 $ 9,283
 12/31/1998                $ 8,553                 $10,123
  1/31/1999                $ 8,285                 $10,578
  2/28/1999                $ 7,507                 $ 9,611
  3/31/1999                $ 7,342                 $ 9,953
  4/30/1999                $ 7,759                 $10,832
  5/31/1999                $ 7,743                 $10,849
  6/30/1999                $ 8,144                 $11,420
  7/31/1999                $ 8,136                 $11,067
  8/31/1999                $ 8,191                 $10,653
  9/30/1999                $ 8,505                 $10,859
 10/31/1999                $ 9,755                 $11,137
 11/30/1999                $11,390                 $12,315
 12/31/1999                $14,220                 $14,485
  1/31/2000                $14,535                 $14,350
  2/29/2000                $18,111                 $17,689
  3/31/2000                $15,777                 $15,830
  4/30/2000                $13,851                 $14,231
  5/31/2000                $12,381                 $12,985
  6/30/2000                $15,376                 $14,663
  7/31/2000                $14,456                 $13,406
  8/31/2000                $16,355                 $14,816
  9/30/2000                $15,992                 $14,080
 10/31/2000                $13,772                 $12,937
 11/30/2000                $10,292                 $10,588
 12/31/2000                $11,009                 $11,236
  1/31/2001                $11,137                 $12,146
  2/28/2001                $ 8,846                 $10,481
  3/31/2001                $ 7,562                 $ 9,528
  4/30/2001                $ 8,803                 $10,694
  5/31/2001                $ 8,814                 $10,942
  6/30/2001                $ 9,026                 $11,240
  7/31/2001                $ 8,464                 $10,282
  8/31/2001                $ 7,796                 $ 9,639
  9/30/2001                $ 6,438                 $ 8,084
 10/31/2001                $ 7,191                 $ 8,862
 11/30/2001                $ 7,743                 $ 9,602
 12/31/2001                $ 8,326                 $10,199
  1/31/2002                $ 7,912                 $ 9,836
  2/28/2002                $ 7,212                 $ 9,200
  3/31/2002                $ 7,827                 $ 9,999
  4/30/2002                $ 7,467                 $ 9,783
  5/31/2002                $ 7,021                 $ 9,211
  6/30/2002                $ 6,417                 $ 8,430
  7/31/2002                $ 5,208                 $ 7,134
  8/31/2002                $ 5,186                 $ 7,131
  9/30/2002                $ 4,762                 $ 6,616
 10/31/2002                $ 5,133                 $ 6,951
 11/30/2002                $ 5,515                 $ 7,640
 12/31/2002                $ 5,144                 $ 7,113
  1/31/2003                $ 4,932                 $ 6,920
  2/28/2003                $ 4,836                 $ 6,735
  3/31/2003                $ 4,858                 $ 6,837
  4/30/2003                $ 5,356                 $ 7,484
  5/31/2003                $ 5,802                 $ 8,327
  6/30/2003                $ 6,014                 $ 8,488
  7/31/2003                $ 6,300                 $ 9,130
  8/31/2003                $ 6,597                 $ 9,620
  9/30/2003                $ 6,396                 $ 9,376
 10/31/2003                $ 7,032                 $10,187
 11/30/2003                $ 7,255                 $10,519
 12/31/2003                $ 7,318                 $10,566
  1/31/2004                $ 7,732                 $11,121
  2/29/2004                $ 7,743                 $11,103
  3/31/2004                $ 7,955                 $11,155
  4/30/2004                $ 7,583                 $10,595
  5/31/2004                $ 7,870                 $10,806
  6/30/2004                $ 7,986                 $11,166
  7/31/2004                $ 7,085                 $10,164
  8/31/2004                $ 6,788                 $ 9,945
  9/30/2004                $ 7,233                 $10,495
 10/31/2004                $ 7,456                 $10,750
 11/30/2004                $ 7,806                 $11,658
 12/31/2004                $ 8,326                 $12,077
  1/31/2005                $ 7,965                 $11,533
  2/28/2005                $ 7,849                 $11,691
  3/31/2005                $ 7,690                 $11,253
  4/30/2005                $ 7,255                 $10,537
  5/31/2005                $ 7,721                 $11,280
  6/30/2005                $ 8,061                 $11,644
  7/31/2005                $ 8,612                 $12,458
  8/31/2005                $ 8,538                 $12,283
  9/30/2005                $ 8,644                 $12,380
 10/31/2005                $ 8,411                 $11,923
 11/30/2005                $ 8,973                 $12,598
 12/31/2005                $ 8,846                 $12,579
  1/31/2006                $ 9,514                 $13,792
  2/28/2006                $ 9,779                 $13,719
  3/31/2006                $10,352                 $14,385
  4/30/2006                $10,606                 $14,344
  5/31/2006                $10,023                 $13,334
  6/30/2006                $ 9,906                 $13,342
  7/31/2006                $ 9,354                 $12,649
  8/31/2006                $ 9,703                 $13,020
  9/30/2006                $ 9,746                 $13,108
 10/31/2006                $10,411                 $13,957
 11/30/2006                $10,760                 $14,291
 12/31/2006                $10,858                 $14,257
  1/31/2007                $11,120                 $14,523
  2/28/2007                $11,251                 $14,477
  3/31/2007                $11,382                 $14,611
  4/30/2007                $11,545                 $14,994
  5/31/2007                $12,341                 $15,678
  6/30/2007                $12,581                 $15,589
  7/31/2007                $12,052                 $14,780
  8/31/2007                $12,307                 $15,152
  9/30/2007                $12,753                 $15,592
 10/31/2007                $13,378                 $16,294
 11/30/2007                $12,294                 $15,168
 12/31/2007                $12,358                 $15,264

--------------------------------------------------------------------------------

1 The Russell 2000 Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND for the most recent ten years with the Russell 2000 Growth Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 49

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance significantly outpaced its benchmark.

o Holdings in the information technology sector outperformed due to strong stock selection and an overweight position.

o     The Fund's underweight position in energy hindered relative performance.

THE THREE TOP-PERFORMING SECTORS FOR THE FUND WERE INFORMATION TECHNOLOGY, CONSUMER DISCRETIONARY, AND FINANCIALS.

Fund holdings in the information technology sector outperformed due to strong stock selection and an overweight position. Specifically, aQuantive, ValueClick, and Taleo were top contributors in information technology. Digital marketing company aQuantive was the second best performer in the Fund for the 12-month period. We have previously expressed optimism in regards to the growth in Internet advertising, and aQuantive's 42% organic growth rate in revenues in early 2007 clearly illustrated the company's success in that market. Following aQuantive's first-quarter report, Microsoft acquired the company at an astonishing 85% premium. We sold the entire position following that news. ValueClick, an online advertising agency, was another top IT performer. The company reported revenue growth significantly above analysts' estimates, and the shares appreciated sharply. We sold a considerable portion of this position into the upward move.

In the consumer discretionary sector, many holdings contributed to excellent absolute and relative performance. Several of the better performing stocks included Priceline.com, an online travel company, VistaPrint Limited, an online supplier of graphic design services, and Shutterfly, an online photography company. Priceline.com was the single best performer in the Fund. It had strong stock performance as the result of accelerated growth in international markets and stable growth in the United States. Shutterfly was also a top contributor as the company's efforts to build revenues outside the holiday season are bearing fruit, and the company recently signed a distribution agreement with Target Stores that enables customers to retrieve their online orders at any local Target store.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------
FTI Consulting Incorporated                                              13.12%
--------------------------------------------------------------------------------
VistaPrint Limited                                                       12.76%
--------------------------------------------------------------------------------
SkillSoft plc ADR                                                        10.05%
--------------------------------------------------------------------------------
inVentive Health Incorporated                                             9.99%
--------------------------------------------------------------------------------
Resources Connection Incorporated                                         9.50%
--------------------------------------------------------------------------------
Shutterfly Incorporated                                                   9.49%
--------------------------------------------------------------------------------
Sciele Pharma Incorporated                                                9.26%
--------------------------------------------------------------------------------
GSI Commerce Incorporated                                                 8.92%
--------------------------------------------------------------------------------
Microsemi Corporation                                                     8.69%
--------------------------------------------------------------------------------
Sykes Enterprises Incorporated                                            8.22%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3 Equity holdings and sector distribution and are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the fund.

50 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (13%)
Consumer Staples                                                            (1%)
Energy                                                                      (2%)
Financials                                                                  (7%)
Health Care                                                                (19%)
Industrials                                                                (25%)
Information Technology                                                     (30%)
Telecommunication Services                                                  (3%)

Financial holdings outperformed due to good stock selection and an underweight position compared to the benchmark. The Fund did not own companies with exposure to the subprime mortgage market, and the financial holdings we held were different from those contained in the benchmark. Among the better performing stocks were Tower Group, a specialized property and casualty insurance company, and FCStone Group, a commodity exchange trading company.

Health care and energy were positive absolute performers, yet they lagged the benchmark for the period. Broadly speaking, we had several solid health care stocks that performed well, but negative returns from a few holdings hurt the Fund's overall performance in this group. Examples of underperformers were DJO, the Medicines Company, and Sciele Pharma. Energy stocks continued to perform well for much of the period. Even though the Fund's underweight position in energy hindered relative performance, Petrohawk Energy Corporation--a company engaged in the acquisition, production, exploration, and development of oil and gas--was a top contributor.

WE TOOK PROFITS FROM SPECIFIC STOCKS IN CONSUMER STAPLES, HEALTH CARE, AND ENERGY AFTER THEY HAD REACHED OR EXCEEDED OUR PRICE TARGETS FOR THEM.

The most significant changes included adding to the Fund's holdings in information technology, financials, industrials, and consumer staples because the sectors contained strong individual stocks. The Fund's movement out of consumer discretionary, health care, and energy was mainly the result of taking profits from specific stocks as these holdings reached or exceeded our price targets for them.

WE ARE OPTIMISTIC GIVEN THE CURRENT ATTRACTIVE VALUATIONS COMBINED WITH POSITIVE FUNDAMENTALS.

The first half of the year may be challenging as investor skepticism regarding economic conditions will probably take time to dissipate. Market pundits currently anticipate that the Fed will take further action to ease the credit crunch, and those moves could possibly shorten the time required to repair investor sentiment. Nevertheless, we anticipate a rather choppy pattern for equities in the near term.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 51

--------------------------------------------------------------------------------

Looking to the second half of 2008, we are optimistic for several reasons. First, overall, equity valuations are attractive, and it appears that a lot of investor anxiety is currently discounted into existing prices. If we compare this period to periods earlier in the decade, valuations were historically high entering the previous slowdown. Second, our fundamental work with our portfolio holdings suggests that earnings growth is more promising than is broadly perceived. Another interesting point, and differentiating factor from earlier in this decade, is the high amount of insider buying that we have seen in the Fund's portfolio holdings. We would also point out that as we move into the second half of the 2008, year-over-year earnings comparisons become easier to assess. Finally, because the effect of interest rate cuts is lagged, we expect the benefits from the initial interest rate cuts in the second half of 2007 to help economic growth in the second half of 2008.

52 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2007)

---------------------------------------------------------------------------------------------------------
                                                                                          Expense Ratio
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND   6 Months*   1 Year   5 Year   10 Year   Gross 5   Net 6
---------------------------------------------------------------------------------------------------------
VT Small Cap Growth Fund                           (1.77)     13.81    19.16    2.14      1.23%    1.20%
---------------------------------------------------------------------------------------------------------
BENCHMARKS
---------------------------------------------------------------------------------------------------------
   Russell 2000 Growth Index 1                     (2.09)      7.06    16.50    4.32
---------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

5 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

6 The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

54 Wells Fargo Advantage Variable Trust Funds             Performance Highlights


WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

I. Charles Rinaldi

FUND INCEPTION

October 10, 1997

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
FUND                                                                    1 YEAR
--------------------------------------------------------------------------------
VT Small/Mid Cap Value Fund                                             (0.32%)
--------------------------------------------------------------------------------
BENCHMARK
   Russell 2500 Value Index 1                                           (7.27%)
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE FUND ARE 1.14% AND 1.46%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  WELLS FARGO ADVANTAGE
               VT SMALL/MID CAP VALUE FUND     Russell 2500(TM) Value Index
12/31/1997               $ 10,000                        $ 10,000
 1/31/1998               $  9,657                        $  9,829
 2/28/1998               $ 10,323                        $ 10,438
 3/31/1998               $ 10,808                        $ 10,954
 4/30/1998               $ 10,727                        $ 10,948
 5/31/1998               $ 10,303                        $ 10,603
 6/30/1998               $ 10,086                        $ 10,562
 7/31/1998               $  9,742                        $  9,887
 8/31/1998               $  7,729                        $  8,335
 9/30/1998               $  7,881                        $  8,822
10/31/1998               $  8,791                        $  9,216
11/30/1998               $  9,742                        $  9,513
12/31/1998               $ 10,218                        $  9,808
 1/31/1999               $ 10,167                        $  9,525
 2/28/1999               $  9,883                        $  9,037
 3/31/1999               $ 10,260                        $  9,023
 4/30/1999               $ 11,232                        $  9,914
 5/31/1999               $ 11,106                        $ 10,116
 6/30/1999               $ 11,106                        $ 10,468
 7/31/1999               $ 10,552                        $ 10,268
 8/31/1999               $ 10,072                        $  9,875
 9/30/1999               $  9,278                        $  9,564
10/31/1999               $  9,685                        $  9,573
11/30/1999               $  9,852                        $  9,626
12/31/1999               $  9,925                        $  9,954
 1/31/2000               $  9,511                        $  9,540
 2/29/2000               $  8,956                        $  9,705
 3/31/2000               $ 10,175                        $ 10,419
 4/30/2000               $ 10,480                        $ 10,415
 5/31/2000               $ 10,523                        $ 10,396
 6/30/2000               $  9,925                        $ 10,357
 7/31/2000               $ 10,088                        $ 10,582
 8/31/2000               $ 10,665                        $ 11,136
 9/30/2000               $ 10,795                        $ 11,070
10/31/2000               $ 10,970                        $ 11,063
11/30/2000               $ 10,208                        $ 10,922
12/31/2000               $ 10,701                        $ 12,023
 1/31/2001               $ 11,368                        $ 12,191
 2/28/2001               $ 11,062                        $ 12,089
 3/31/2001               $ 10,723                        $ 11,786
 4/30/2001               $ 11,510                        $ 12,457
 5/31/2001               $ 11,707                        $ 12,839
 6/30/2001               $ 11,259                        $ 12,963
 7/31/2001               $ 11,445                        $ 12,877
 8/31/2001               $ 10,964                        $ 12,766
 9/30/2001               $  9,707                        $ 11,348
10/31/2001               $  9,936                        $ 11,591
11/30/2001               $ 10,516                        $ 12,484
12/31/2001               $ 11,143                        $ 13,194
 1/31/2002               $ 10,771                        $ 13,316
 2/28/2002               $ 10,880                        $ 13,481
 3/31/2002               $ 11,722                        $ 14,317
 4/30/2002               $ 11,613                        $ 14,562
 5/31/2002               $ 11,383                        $ 14,322
 6/30/2002               $ 10,530                        $ 13,817
 7/31/2002               $  8,650                        $ 12,218
 8/31/2002               $  8,978                        $ 12,283
 9/30/2002               $  7,961                        $ 11,278
10/31/2002               $  8,103                        $ 11,440
11/30/2002               $  8,671                        $ 12,274
12/31/2002               $  8,562                        $ 11,891
 1/31/2003               $  8,257                        $ 11,533
 2/28/2003               $  8,104                        $ 11,249
 3/31/2003               $  7,928                        $ 11,325
 4/30/2003               $  8,433                        $ 12,350
 5/31/2003               $  9,572                        $ 13,493
 6/30/2003               $  9,584                        $ 13,735
 7/31/2003               $  9,948                        $ 14,331
 8/31/2003               $ 10,430                        $ 14,908
 9/30/2003               $ 10,253                        $ 14,803
10/31/2003               $ 10,594                        $ 15,933
11/30/2003               $ 10,982                        $ 16,583
12/31/2003               $ 11,850                        $ 17,234
 1/31/2004               $ 12,120                        $ 17,792
 2/29/2004               $ 12,426                        $ 18,154
 3/31/2004               $ 12,379                        $ 18,299
 4/30/2004               $ 11,497                        $ 17,341
 5/31/2004               $ 11,579                        $ 17,690
 6/30/2004               $ 12,155                        $ 18,392
 7/31/2004               $ 11,650                        $ 17,652
 8/31/2004               $ 11,438                        $ 17,874
 9/30/2004               $ 12,202                        $ 18,438
10/31/2004               $ 12,002                        $ 18,771
11/30/2004               $ 13,460                        $ 20,307
12/31/2004               $ 13,836                        $ 20,953
 1/31/2005               $ 13,519                        $ 20,279
 2/28/2005               $ 14,377                        $ 20,785
 3/31/2005               $ 13,606                        $ 20,508
 4/30/2005               $ 12,709                        $ 19,741
 5/31/2005               $ 13,216                        $ 20,836
 6/30/2005               $ 14,125                        $ 21,600
 7/31/2005               $ 15,116                        $ 22,757
 8/31/2005               $ 15,553                        $ 22,343
 9/30/2005               $ 16,167                        $ 22,368
10/31/2005               $ 15,364                        $ 21,708
11/30/2005               $ 15,883                        $ 22,598
12/31/2005               $ 16,119                        $ 22,574
 1/31/2006               $ 17,712                        $ 24,060
 2/28/2006               $ 17,099                        $ 24,092
 3/31/2006               $ 17,937                        $ 24,937
 4/30/2006               $ 18,397                        $ 25,036
 5/31/2006               $ 17,547                        $ 24,169
 6/30/2006               $ 17,417                        $ 24,305
 7/31/2006               $ 16,981                        $ 23,968
 8/31/2006               $ 17,389                        $ 24,605
 9/30/2006               $ 17,136                        $ 24,856
10/31/2006               $ 17,852                        $ 26,022
11/30/2006               $ 18,344                        $ 26,836
12/31/2006               $ 18,583                        $ 27,131
 1/31/2007               $ 19,019                        $ 27,737
 2/28/2007               $ 18,921                        $ 27,672
 3/31/2007               $ 18,921                        $ 27,968
 4/30/2007               $ 19,497                        $ 28,553
 5/31/2007               $ 20,088                        $ 29,569
 6/30/2007               $ 19,989                        $ 28,782
 7/31/2007               $ 18,992                        $ 26,627
 8/31/2007               $ 18,407                        $ 26,764
 9/30/2007               $ 19,711                        $ 27,043
10/31/2007               $ 20,396                        $ 27,230
11/30/2007               $ 18,190                        $ 25,485
12/31/2007               $ 18,524                        $ 25,159

-------------------------------------------------------------------------------

1 The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND for the most recent ten years of the Fund with the Russell 2500 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 55

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o Even though the Fund posted a negative return for the period, it significantly outperformed its benchmark.

o Investments in the energy sector and the Fund's underweighting in the financial sector helped performance.

o The Fund is well positioned to take advantage of potential future returns from the precious metal group.

OUR INVESTMENT STRATEGY KEPT THE FUND INVESTED IN ENERGY AND PRECIOUS METALS, WHILE WE MAINTAINED AN UNDERWEIGHTED POSITION IN THE FINANCIAL SECTOR.

The Fund benefited from its investments in the energy sector and from good stock selection. The energy sector was among the best performing sectors in the Russell 2500 Value Index during the period. The team's secular thesis on the energy sector continues to be positive. Our view is that energy prices are headed higher over the long term. There remains little spare capacity in countries that are part of the Organization of the Petroleum Exporting Countries
(OPEC) and those that are not OPEC members. The decades of underinvestment in the industry during the 1980s and 1990s cannot be reversed in the short term. Exploration and development projects are capital intensive and have long lead times. More importantly, demand has stayed strong despite high prices, driven primarily by the increase in demand from emerging countries such as China and India. Oil consumption in these countries is skyrocketing, albeit from a much lower base. While the Fund's investments in the energy sector will fluctuate as the investment team manages the positions, the team expects that the Fund will stay invested in the sector for years to come.

Financial services, more specifically the Fund's underweight to the sector, also contributed to relative performance. The investment team has been cautious about housing and its collateral impact on financial services companies for some time now. The underweight to the sector hurt performance a bit in 2006, but the story has changed dramatically since then. The meltdown in

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (21%)
Consumer Staples                                                            (3%)
Energy                                                                     (12%)
Financials                                                                 (13%)
Health Care                                                                (13%)
Industrials                                                                (10%)
Information Technology                                                     (22%)
Materials                                                                   (6%)

--------------------------------------------------------------------------------

3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

56 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------
Hill International Incorporated                                           19.44%
--------------------------------------------------------------------------------
Randgold Resources Limited ADR                                            14.30%
--------------------------------------------------------------------------------
Goldcorp Incorporated                                                     13.68%
--------------------------------------------------------------------------------
Global Industries Limited                                                  9.59%
--------------------------------------------------------------------------------
Willbros Group Incorporated                                                7.86%
--------------------------------------------------------------------------------
3Com Corporation                                                           7.85%
--------------------------------------------------------------------------------
Champion Enterprises Incorporated                                          7.79%
--------------------------------------------------------------------------------
Annaly Mortgage Management Incorporated                                    7.52%
--------------------------------------------------------------------------------
Apex Silver Mines Limited                                                  6.15%
--------------------------------------------------------------------------------
Intermec Incorporated                                                      5.82%
--------------------------------------------------------------------------------

the subprime mortgage group has severely impacted the performance of the entire sector. The Fund did not have any exposure to the companies tied to subprime and was able to sidestep the worst performing pockets within the sector. The Fund's exposure in the sector is primarily isolated to insurance and specialty finance companies that generally outperformed the sector during the period. As a result, Fund performance held up despite weakness from the sector.

The investment team continues to favor its investments in precious metals, specifically gold. On an inflation-adjusted basis, gold is nowhere near its all-time high. The emergence of the middle class in India and China bodes well for the demand picture because the wealth effect has increased demand for gold jewelry. Moreover, more countries are replenishing their reserves with more gold and less dollar-denominated paper assets. With the United States running an ongoing trade deficit, we expect further weakening of the U.S. dollar. Lastly, gold serves as an inflation hedge and a safe haven in the event of financial crisis. A number of scenarios point to higher gold prices. While the Fund's investments in the precious metals sector didn't pay off until recent months, the team is patient and will continue to maintain the Fund's exposure to the sector.

INDIVIDUAL COMPANY FUNDAMENTALS CONTINUE TO BE OUR MOST IMPORTANT METRIC WHEN SELECTING A STOCK.

There were no major changes to the Fund during the period. The Fund continues to be overweight in energy and materials and underweight in financial services. It is important to point out that decisions are derived from the team's bottom-up investment process. Individual company fundamentals will continue to be our most important metric when it comes to stock selection. During the period, the team added to certain positions in the technology sector. This was not necessarily driven by a broad overview of the sector; instead, it reflects the fact that the investment team identified attractive company-specific investment opportunities.

THE FUND CONTINUES TO FAVOR COMPANIES THAT ARE SELLING AT REASONABLE VALUATIONS WHILE EXHIBITING ABOVE MARKET GROWTH PROFILES.

The investment team remains cautious on the broad market. The market is perhaps more vulnerable than at any other point in the last several years because of the problems related to housing and subprime lending practices. We believe

--------------------------------------------------------------------------------

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 57

--------------------------------------------------------------------------------

that the write-offs will continue. Regardless of the macroeconomic picture, we believe that the team's broad approach will enable it to identify attractive opportunities in small and mid cap companies. The Fund continues to favor companies that are selling at reasonable valuations while exhibiting above market growth profiles. In a potentially more difficult economic environment, we believe that these stocks have the potential to outperform.

58 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF DECEMBER 31, 2007)

-----------------------------------------------------------------------------------------
                                                                           Expense Ratio
                                  6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
-----------------------------------------------------------------------------------------
VT Small/Mid Cap Value Fund        (7.33)     (0.32)    16.69    6.36      1.46%    1.14%
-----------------------------------------------------------------------------------------
BENCHMARK
-----------------------------------------------------------------------------------------
   Russell 2500 Value Index 1      (12.59)    (7.27)    16.17    9.66
-----------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

5 Prior to May 1, 2006, THE WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE Fund was named the Wells Fargo Advantage Multi Cap Value Fund. Performance shown prior to April 11, 2005 for the Fund reflects the performance of the Strong Multi Cap Value Fund II.

6 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

60 Wells Fargo Advantage Variable Trust Funds             Performance Highlights


WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (the Fund) seeks total return consisting of income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Troy Ludgood
Thomas O'Connor, CFA
Lynne Royer
William Stevens

FUND INCEPTION

September 20, 1999

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF DECEMBER 31, 2007

--------------------------------------------------------------------------------
FUND                                                                      1 YEAR
--------------------------------------------------------------------------------
VT Total Return Bond Fund                                                  6.08%
--------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers U.S. Aggregate Index 1                                  6.97%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

NET AND GROSS EXPENSE RATIOS FOR THE FUND ARE 0.90% AND 0.95%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH APRIL 30, 2009 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE VT
              TOTAL RETURN BOND FUND     Lehman Brothers U.S. Aggregate Index
 9/20/1999             $10,000                         $10,000
 9/30/1999             $10,015                         $10,028
10/31/1999             $10,070                         $10,065
11/30/1999             $10,040                         $10,064
12/31/1999             $ 9,994                         $10,016
 1/31/2000             $ 9,968                         $ 9,983
 2/29/2000             $10,092                         $10,104
 3/31/2000             $10,262                         $10,237
 4/30/2000             $10,069                         $10,208
 5/31/2000             $10,021                         $10,203
 6/30/2000             $10,254                         $10,415
 7/31/2000             $10,352                         $10,510
 8/31/2000             $10,526                         $10,662
 9/30/2000             $10,550                         $10,729
10/31/2000             $10,597                         $10,800
11/30/2000             $10,740                         $10,977
12/31/2000             $11,015                         $11,180
 1/31/2001             $11,214                         $11,363
 2/28/2001             $11,354                         $11,462
 3/31/2001             $11,381                         $11,520
 4/30/2001             $11,285                         $11,472
 5/31/2001             $11,357                         $11,541
 6/30/2001             $11,361                         $11,585
 7/31/2001             $11,658                         $11,844
 8/31/2001             $11,799                         $11,979
 9/30/2001             $11,698                         $12,119
10/31/2001             $11,999                         $12,373
11/30/2001             $11,944                         $12,202
12/31/2001             $11,831                         $12,124
 1/31/2002             $11,892                         $12,223
 2/28/2002             $11,960                         $12,341
 3/31/2002             $11,831                         $12,136
 4/30/2002             $12,033                         $12,371
 5/31/2002             $12,145                         $12,476
 6/30/2002             $12,097                         $12,584
 7/31/2002             $12,018                         $12,736
 8/31/2002             $12,259                         $12,951
 9/30/2002             $12,425                         $13,161
10/31/2002             $12,303                         $13,101
11/30/2002             $12,468                         $13,097
12/31/2002             $12,748                         $13,368
 1/31/2003             $12,793                         $13,379
 2/28/2003             $13,022                         $13,564
 3/31/2003             $13,094                         $13,554
 4/30/2003             $13,401                         $13,666
 5/31/2003             $13,723                         $13,921
 6/30/2003             $13,734                         $13,893
 7/31/2003             $13,284                         $13,426
 8/31/2003             $13,410                         $13,515
 9/30/2003             $13,789                         $13,873
10/31/2003             $13,656                         $13,743
11/30/2003             $13,677                         $13,776
12/31/2003             $13,819                         $13,917
 1/31/2004             $13,935                         $14,028
 2/29/2004             $14,087                         $14,180
 3/31/2004             $14,186                         $14,287
 4/30/2004             $13,842                         $13,915
 5/31/2004             $13,790                         $13,859
 6/30/2004             $13,856                         $13,937
 7/31/2004             $13,995                         $14,076
 8/31/2004             $14,248                         $14,344
 9/30/2004             $14,288                         $14,383
10/31/2004             $14,400                         $14,504
11/30/2004             $14,284                         $14,388
12/31/2004             $14,426                         $14,520
 1/31/2005             $14,510                         $14,611
 2/28/2005             $14,436                         $14,525
 3/31/2005             $14,337                         $14,451
 4/30/2005             $14,523                         $14,646
 5/31/2005             $14,682                         $14,805
 6/30/2005             $14,756                         $14,885
 7/31/2005             $14,616                         $14,750
 8/31/2005             $14,793                         $14,939
 9/30/2005             $14,631                         $14,785
10/31/2005             $14,516                         $14,668
11/30/2005             $14,563                         $14,733
12/31/2005             $14,700                         $14,873
 1/31/2006             $14,688                         $14,874
 2/28/2006             $14,735                         $14,923
 3/31/2006             $14,592                         $14,777
 4/30/2006             $14,568                         $14,750
 5/31/2006             $14,546                         $14,734
 6/30/2006             $14,570                         $14,766
 7/31/2006             $14,762                         $14,965
 8/31/2006             $14,971                         $15,194
 9/30/2006             $15,104                         $15,328
10/31/2006             $15,193                         $15,429
11/30/2006             $15,374                         $15,608
12/31/2006             $15,276                         $15,518
 1/31/2007             $15,256                         $15,511
 2/28/2006             $15,501                         $15,750
 3/31/2007             $15,481                         $15,751
 4/30/2007             $15,571                         $15,836
 5/31/2007             $15,440                         $15,716
 6/30/2007             $15,388                         $15,669
 7/31/2007             $15,495                         $15,800
 8/31/2007             $15,668                         $15,994
 9/30/2007             $15,777                         $16,115
10/31/2007             $15,903                         $16,260
11/30/2007             $16,158                         $16,552
12/31/2007             $16,205                         $16,599

--------------------------------------------------------------------------------

1 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND for the life of the Fund with the Lehman Brothers U.S. Aggregate Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 61

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance lagged behind its benchmark.

o Overweight positions in the commercial-backed, asset-backed, and mortgage-backed sectors detracted from the Fund's relative performance.

o Good security selection, curve positioning, and holdings in the corporate sector helped the Fund's relative performance.

A GLOBAL CREDIT CRUNCH SENT INVESTORS ON A FLIGHT TO QUALITY.

U.S. Treasury yields fell during the second half of 2007, pushing the annual total return of the Lehman Brothers U.S. Aggregate Index 1 to 6.97%, the highest return since 2002. The rally began during the mid-summer credit crunch as a flight to the known risks of the U.S. government and then continued on expectations that the makings of a recession were under way. Meanwhile, compared to U.S. Treasuries, other credit sectors posted record-setting underperformance for most of the period. Investors fled from what were thought to be leveraged positions with residential mortgages, commercial mortgages, banks, brokers, and asset-backed securities, all of which initially took a particularly hard hit. As it became clear that the credit crunch would slow down economic growth, the rest of the corporate bond market suffered as well, and even stocks were struggling by the end of the year.

For the 12-month period, the Fund's overweight position in the commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), and mortgage-backed securities (MBS) sectors detracted from the Fund's relative performance. On the other hand, security selection, holdings in the corporate sector, and curve positioning were the three primary contributors to the Fund's relative performance.

DURING THE PERIOD, THE FUND MAINTAINED OVERWEIGHTS TO BOTH THE CMBS AND ABS SECTORS.

The Fund's exposure to mortgages was neutral to overweight throughout the period. Corporate sector positioning was a contributor to performance because the Fund was

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

ABS/CMBS 4                                                                 (19%)
MBS 5                                                                      (36%)
Corporate Bonds & Notes                                                    (20%)
U.S. Treasury Securities                                                    (7%)
CMO 6                                                                      (18%)

--------------------------------------------------------------------------------

3 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

4     ABS/CMBS -- Asset-Backed Securities/Commercial Mortgage-Backed Securities.

5     MBS -- Mortgage-Backed Securities.

6     CMO -- Collateralized Mortgage Obligations.

62 Wells Fargo Advantage Variable Trust Funds             Performance Highlights

--------------------------------------------------------------------------------

overweight early in the 12-month period as spreads tightened and underweight before the subprime-induced widening of spreads. We scaled back into a modest overweight during the significant credit spread widening witnessed in November.

Security selection in corporates contributed positively to performance. The Fund benefited from strong security selection in several corporate subsectors: bank and finance, noncorporates, cable/media, insurance, and utilities.

Compared to the Fund's benchmark, we are maintaining an overweight in CMBS and AAA-rated consumer ABS opportunities that offer good relative value. The Fund's modest corporate overweight features brokers, energy, and high-quality, non-U.S. sovereigns; its underweights are in consumer products, retail, and banks.

WE BELIEVE THAT MANY CHALLENGES ARE STILL AHEAD OF US.

Given the current subprime pressures, we believe that homeowners will continue to struggle and that many of them may simply walk away from their dream of owning their own home. Current signs point to corporate defaults also rising. Counterparty losses will continue to surprise the markets because derivative losses will continue to show up in unexpected places. Consumers will cut back on spending as their balance sheets weaken from falling asset prices and lack of savings, while their income statements weaken from rising commodity prices and unemployment. Exports will help, but with global growth on the decline, they probably will not help enough in 2008. High headline inflation has prevented, for now, the Fed from preempting this downturn.

Sometimes, the simplest answer is the best answer. Buy U.S. Treasuries, establish short positions in corporates and stocks, and let the scenario play itself out. But the corporate bond market has just finished its worst performance in the last 20 years. Of the five worst years of the last 20, the following year always produced positive performance. In fact, four of the five best years came in the year following one of the five worst years. The market tends to discount bad news, and often too much of it. We think that it might be doing that now.

We have not, however, moved aggressively to that position. We do not like the general feeling of complacency about derivatives and the consumer, and neither do we like what seems to be the lack of full disclosure about losses. We do like the opportunities that we are seeing, however, to buy good bonds at good prices, and we are taking advantage of liquidity-driven opportunities. As managers of a bond fund, we are definitely looking forward to 2008.

Performance Highlights             Wells Fargo Advantage Variable Trust Funds 63

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2007)

-----------------------------------------------------------------------------------------------------------
                                                                                           Expense Ratio
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND   6 Months*   1 Year   5 Year   10 Year   Gross 7    Net 8
-----------------------------------------------------------------------------------------------------------
VT Total Return Bond Fund                           5.31       6.08     4.92      6.00     0.95%     0.90%
-----------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers U.S. Aggregate Index 1           5.93       6.97     4.42      6.31
-----------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

--------------------------------------------------------------------------------

7 Reflects the gross expense ratio as stated in the May 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

8 The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

64 Wells Fargo Advantage Variable Trust Funds          Fund Expenses (Unaudited)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------
                                                       BEGINNING        ENDING        EXPENSES
                                                     ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     NET ANNUAL
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND        07-01-2007      12-31-2007       PERIOD*     EXPENSE RATIO
----------------------------------------------------------------------------------------------------------------
   Actual                                            $  1,000.00     $  1,021.70     $   5.10          1.00%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,020.16     $   5.09          1.00%
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------
   Actual                                            $  1,000.00     $    948.60     $   4.91          1.00%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,020.16     $   5.09          1.00%
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
----------------------------------------------------------------------------------------------------------------
   Actual                                            $  1,000.00     $  1,053.40     $   5.95          1.15%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,019.41     $   5.85          1.15%
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND
----------------------------------------------------------------------------------------------------------------
   Actual                                            $  1,000.00     $    976.60     $   4.98          1.00%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,020.16     $   5.09          1.00%
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND
----------------------------------------------------------------------------------------------------------------
   Actual                                            $  1,000.00     $    998.20     $   5.04          1.00%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,020.16     $   5.09          1.00%
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND
----------------------------------------------------------------------------------------------------------------
   Actual                                            $  1,000.00     $    927.40     $   4.86          1.00%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,020.16     $   5.09          1.00%
----------------------------------------------------------------------------------------------------------------

Fund Expenses (Unaudited)          Wells Fargo Advantage Variable Trust Funds 65


----------------------------------------------------------------------------------------------------------------
                                                       BEGINNING         ENDING        EXPENSES
                                                     ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING    NET ANNUAL
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND    07-01-2007      12-31-2007       PERIOD*     EXPENSE RATIO
----------------------------------------------------------------------------------------------------------------
   Actual                                            $  1,000.00     $  1,008.80     $   5.06          1.00%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,020.16     $   5.09          1.00%
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------
   Actual                                            $  1,000.00     $  1,023.10     $   3.82          0.75%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,021.42     $   3.82          0.75%
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
----------------------------------------------------------------------------------------------------------------
   Actual                                            $  1,000.00     $    964.40     $   5.30          1.07%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,019.81     $   5.45          1.07%
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------
   Actual                                            $  1,000.00     $    982.30     $   6.00          1.20%
   Hypothetical (5% return before expenses)          $  1,000.00     $  1,019.16     $   6.11          1.20%
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------
   Actual                                            $  1,000.00     $    926.70     $   5.54          1.14%
   Hypothetical (5% Return before expenses           $  1,000.00     $  1,019.46     $   5.80          1.14%
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------------------------
   Actual                                            $  1,000.00     $  1,053.10     $   4.66          0.90%
   Hypothetical (5% Return before expenses           $  1,000.00     $  1,020.67     $   4.58          0.90%
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

66 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 57.67%

AMUSEMENT & RECREATION SERVICES: 0.14%
       2,136  HARRAH'S ENTERTAINMENT INCORPORATED<<                                                                 $     189,570
       3,592  INTERNATIONAL GAME TECHNOLOGY                                                                               157,797

                                                                                                                          347,367
                                                                                                                    -------------
APPAREL & ACCESSORY STORES: 0.20%
         981  ABERCROMBIE & FITCH COMPANY CLASS A                                                                          78,451
       5,304  GAP INCORPORATED                                                                                            112,869
       3,572  KOHL'S CORPORATION                                                                                          163,598
       3,539  LIMITED BRANDS INCORPORATED<<                                                                                66,993
       2,141  NORDSTROM INCORPORATED                                                                                       78,639

                                                                                                                          500,550
                                                                                                                    -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.06%
         971  JONES APPAREL GROUP INCORPORATED                                                                             15,526
       1,133  LIZ CLAIBORNE INCORPORATED                                                                                   23,057
         670  POLO RALPH LAUREN CORPORATION                                                                                41,399
       1,002  VF CORPORATION                                                                                               68,797

                                                                                                                          148,779
                                                                                                                    -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.03%
       1,571  AUTONATION INCORPORATED+<<                                                                                   24,602
         502  AUTOZONE INCORPORATED+                                                                                       60,195

                                                                                                                           84,797
                                                                                                                    -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
         660  RYDER SYSTEM INCORPORATED                                                                                    31,027
                                                                                                                    -------------
BIOPHARMACEUTICALS: 0.36%
       4,394  CELGENE CORPORATION+                                                                                        203,047
       3,029  GENZYME CORPORATION+                                                                                        225,479
      10,601  GILEAD SCIENCES INCORPORATED+                                                                               487,752

                                                                                                                          916,278
                                                                                                                    -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
       1,384  CENTEX CORPORATION<<                                                                                         34,960
       3,157  D.R. HORTON INCORPORATED<<                                                                                   41,578
         877  KB HOME<<                                                                                                    18,943
       1,587  LENNAR CORPORATION CLASS A<<                                                                                 28,391
       2,420  PULTE HOMES INCORPORATED                                                                                     25,507

                                                                                                                          149,379
                                                                                                                    -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.38%
      19,221  HOME DEPOT INCORPORATED                                                                                     517,814
      16,658  LOWE'S COMPANIES INCORPORATED                                                                               376,804
       1,187  SHERWIN-WILLIAMS COMPANY                                                                                     68,893

                                                                                                                          963,511
                                                                                                                    -------------
BUSINESS SERVICES: 3.94%
       6,535  ADOBE SYSTEMS INCORPORATED+                                                                                 279,241
       1,144  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                           51,594
       1,892  AKAMAI TECHNOLOGIES INCORPORATED+                                                                            65,463
       2,629  AUTODESK INCORPORATED+                                                                                      130,819
       5,993  AUTOMATIC DATA PROCESSING INCORPORATED                                                                      266,868

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 67


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (continued)
       2,230  BMC SOFTWARE INCORPORATED+                                                                            $      79,477
       4,463  CA INCORPORATED                                                                                             111,352
       2,160  CITRIX SYSTEMS INCORPORATED+                                                                                 82,102
       3,307  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A                                                          112,240
       1,981  COMPUTER SCIENCES CORPORATION+                                                                               98,000
       3,259  COMPUWARE CORPORATION+                                                                                       28,940
       1,483  CONVERGYS CORPORATION+                                                                                       24,410
      12,949  EBAY INCORPORATED+                                                                                          429,777
       3,587  ELECTRONIC ARTS INCORPORATED+                                                                               209,517
       5,832  ELECTRONIC DATA SYSTEMS CORPORATION                                                                         120,897
       1,501  EQUIFAX INCORPORATED                                                                                         54,576
       1,944  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                          80,851
       1,875  FISERV INCORPORATED+<<                                                                                      104,044
       2,636  GOOGLE INCORPORATED CLASS A+                                                                              1,822,741
       2,209  IMS HEALTH INCORPORATED                                                                                      50,895
       5,368  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                               43,534
       3,789  INTUIT INCORPORATED+                                                                                        119,770
       5,940  JUNIPER NETWORKS INCORPORATED+<<                                                                            197,208
      91,636  MICROSOFT CORPORATION                                                                                     3,262,242
       1,456  MONSTER WORLDWIDE INCORPORATED+                                                                              47,174
       3,984  NOVELL INCORPORATED+                                                                                         27,370
       3,723  OMNICOM GROUP INCORPORATED                                                                                  176,954
      44,914  ORACLE CORPORATION+                                                                                       1,014,158
       1,834  ROBERT HALF INTERNATIONAL INCORPORATED                                                                       49,591
       9,437  SUN MICROSYSTEMS INCORPORATED+                                                                              171,093
       9,877  SYMANTEC CORPORATION+<<                                                                                     159,415
       2,254  TOTAL SYSTEM SERVICES INCORPORATED                                                                           63,112
       3,960  UNISYS CORPORATION+                                                                                          18,731
       2,516  VERISIGN INCORPORATED+<<                                                                                     94,627
      15,221  YAHOO! INCORPORATED+                                                                                        354,040

                                                                                                                       10,002,823
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 5.71%
      17,599  ABBOTT LABORATORIES                                                                                         988,184
       2,453  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       241,939
      12,387  AMGEN INCORPORATED+                                                                                         575,252
       1,212  AVERY DENNISON CORPORATION                                                                                   64,406
       4,886  AVON PRODUCTS INCORPORATED                                                                                  193,144
       1,227  BARR PHARMACEUTICALS INCORPORATED+<<                                                                         65,154
       3,341  BIOGEN IDEC INCORPORATED+                                                                                   190,170
      22,534  BRISTOL-MYERS SQUIBB COMPANY                                                                                597,602
       1,577  CLOROX COMPANY                                                                                              102,773
       5,805  COLGATE-PALMOLIVE COMPANY                                                                                   452,558
      10,756  DOW CHEMICAL COMPANY                                                                                        424,002
      10,239  E.I. DU PONT DE NEMOURS & COMPANY                                                                           451,438
         922  EASTMAN CHEMICAL COMPANY                                                                                     56,325
       1,989  ECOLAB INCORPORATED                                                                                         101,857
      11,239  ELI LILLY & COMPANY                                                                                         600,050
       1,296  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                  56,519
       3,551  FOREST LABORATORIES INCORPORATED+                                                                           129,434
       1,794  HOSPIRA INCORPORATED+                                                                                        76,496
         926  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                              44,568
      32,593  JOHNSON & JOHNSON                                                                                         2,173,953
       2,783  KING PHARMACEUTICALS INCORPORATED+                                                                           28,498
       6,227  MONSANTO COMPANY                                                                                            695,494
       3,444  MYLAN LABORATORIES INCORPORATED+<<                                                                           48,423

68 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      77,787  PFIZER INCORPORATED                                                                                   $   1,768,099
       1,864  PPG INDUSTRIES INCORPORATED                                                                                 130,909
       3,598  PRAXAIR INCORPORATED                                                                                        319,179
      35,371  PROCTER & GAMBLE COMPANY                                                                                  2,596,939
       1,427  ROHM & HAAS COMPANY<<                                                                                        75,731
      18,447  SCHERING-PLOUGH CORPORATION                                                                                 491,428
       1,480  SIGMA-ALDRICH CORPORATION                                                                                    80,808
      15,252  WYETH                                                                                                       673,986

                                                                                                                       14,495,318
                                                                                                                    -------------
COAL MINING: 0.13%
       2,066  CONSOL ENERGY INCORPORATED                                                                                  147,760
       3,015  PEABODY ENERGY CORPORATION                                                                                  185,845

                                                                                                                          333,605
                                                                                                                    -------------
COMMUNICATIONS: 2.52%
       4,609  AMERICAN TOWER CORPORATION CLASS A                                                                          196,343
      69,074  AT&T INCORPORATED                                                                                         2,870,715
       1,257  CENTURYTEL INCORPORATED                                                                                      52,115
       3,733  CITIZENS COMMUNICATIONS COMPANY                                                                              47,521
       5,671  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                   195,763
      35,002  COMCAST CORPORATION CLASS A+<<                                                                              639,137
       8,176  DIRECTV GROUP INCORPORATED+                                                                                 189,029
       1,741  EMBARQ CORPORATION                                                                                           86,232
       2,099  IAC/INTERACTIVECORP+                                                                                         56,505
      17,884  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                           125,367
      32,393  SPRINT NEXTEL CORPORATION                                                                                   425,320
      32,919  VERIZON COMMUNICATIONS INCORPORATED                                                                       1,438,231
       5,434  WINDSTREAM CORPORATION                                                                                       70,751

                                                                                                                        6,393,029
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 4.49%
      50,550  BANK OF AMERICA CORPORATION                                                                               2,085,693
      12,970  BANK OF NEW YORK MELLON CORPORATION                                                                         632,417
       6,258  BB&T CORPORATION                                                                                            191,933
      56,859  CITIGROUP INCORPORATED                                                                                    1,673,929
       1,720  COMERICA INCORPORATED                                                                                        74,872
       2,219  COMMERCE BANCORP INCORPORATED                                                                                84,633
       6,066  FIFTH THIRD BANCORP                                                                                         152,439
       1,439  FIRST HORIZON NATIONAL CORPORATION<<                                                                         26,118
       5,927  HUDSON CITY BANCORP INCORPORATED                                                                             89,024
       4,167  HUNTINGTON BANCSHARES INCORPORATED                                                                           61,505
      38,257  JPMORGAN CHASE & COMPANY                                                                                  1,669,918
       4,427  KEYCORP                                                                                                     103,813
         851  M&T BANK CORPORATION                                                                                         69,416
       2,930  MARSHALL & ILSLEY CORPORATION                                                                                77,586
       7,216  NATIONAL CITY CORPORATION                                                                                   118,775
       2,179  NORTHERN TRUST CORPORATION                                                                                  166,868
       3,981  PNC FINANCIAL SERVICES GROUP                                                                                261,353
       7,917  REGIONS FINANCIAL CORPORATION                                                                               187,237
       4,105  SOVEREIGN BANCORP INCORPORATED                                                                               46,797
       4,398  STATE STREET CORPORATION                                                                                    357,118
       3,977  SUNTRUST BANKS INCORPORATED                                                                                 248,523
      19,665  US BANCORP                                                                                                  624,167
      22,498  WACHOVIA CORPORATION                                                                                        855,599

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 69


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
       9,895  WASHINGTON MUTUAL INCORPORATED<<                                                                      $     134,671
      38,432  WELLS FARGO & COMPANY@                                                                                    1,160,262
       8,552  WESTERN UNION COMPANY                                                                                       207,643
       1,230  ZIONS BANCORPORATION<<                                                                                       57,429

                                                                                                                       11,419,738
                                                                                                                    -------------
E-COMMERCE/SERVICES: 0.13%
       3,499  AMAZON.COM INCORPORATED+                                                                                    324,147
                                                                                                                    -------------
EATING & DRINKING PLACES: 0.43%
       1,616  DARDEN RESTAURANTS INCORPORATED                                                                              44,779
      13,471  MCDONALD'S CORPORATION                                                                                      793,577
         995  WENDY'S INTERNATIONAL INCORPORATED                                                                           25,711
       5,792  YUM! BRANDS INCORPORATED                                                                                    221,660

                                                                                                                        1,085,727
                                                                                                                    -------------
EDUCATIONAL SERVICES: 0.04%
       1,557  APOLLO GROUP INCORPORATED CLASS A+                                                                          109,224
                                                                                                                    -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.30%
       7,622  AES CORPORATION+                                                                                            163,035
       1,893  ALLEGHENY ENERGY INCORPORATED                                                                               120,414
       3,297  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                      36,333
       2,369  AMEREN CORPORATION                                                                                          128,423
       4,555  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                212,081
       3,658  CENTERPOINT ENERGY INCORPORATED                                                                              62,662
       2,563  CMS ENERGY CORPORATION                                                                                       44,545
       3,092  CONSOLIDATED EDISON INCORPORATED<<                                                                          151,044
       2,057  CONSTELLATION ENERGY GROUP INCORPORATED                                                                     210,904
       6,660  DOMINION RESOURCES INCORPORATED                                                                             316,017
       1,864  DTE ENERGY COMPANY                                                                                           81,941
      14,362  DUKE ENERGY CORPORATION                                                                                     289,682
       5,646  DYNEGY INCORPORATED CLASS A+                                                                                 40,312
       3,710  EDISON INTERNATIONAL                                                                                        198,003
       7,978  EL PASO CORPORATION                                                                                         137,541
       2,213  ENTERGY CORPORATION                                                                                         264,498
       7,516  EXELON CORPORATION                                                                                          613,606
       3,471  FIRSTENERGY CORPORATION                                                                                     251,092
       4,636  FPL GROUP INCORPORATED                                                                                      314,228
         868  INTEGRYS ENERGY GROUP INCORPORATED                                                                           44,867
         513  NICOR INCORPORATED                                                                                           21,726
       3,122  NISOURCE INCORPORATED                                                                                        58,975
       2,280  PEPCO HOLDINGS INCORPORATED                                                                                  66,872
       4,032  PG&E CORPORATION                                                                                            173,739
       1,143  PINNACLE WEST CAPITAL CORPORATION                                                                            48,475
       4,239  PPL CORPORATION                                                                                             220,810
       2,952  PROGRESS ENERGY INCORPORATED                                                                                142,965
       2,896  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                284,503
       1,967  QUESTAR CORPORATION                                                                                         106,415
       2,977  SEMPRA ENERGY                                                                                               184,217
       7,201  SPECTRA ENERGY CORPORATION                                                                                  185,930
       2,399  TECO ENERGY INCORPORATED<<                                                                                   41,287
       8,650  THE SOUTHERN COMPANY                                                                                        335,188
       5,789  WASTE MANAGEMENT INCORPORATED                                                                               189,127
       4,782  XCEL ENERGY INCORPORATED                                                                                    107,930

                                                                                                                        5,849,387
                                                                                                                    -------------

70 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.21%
       6,875  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                $      51,563
       3,825  ALTERA CORPORATION                                                                                           73,899
       3,455  ANALOG DEVICES INCORPORATED                                                                                 109,524
       5,358  BROADCOM CORPORATION CLASS A+                                                                               140,058
         979  CIENA CORPORATION+                                                                                           33,394
      69,099  CISCO SYSTEMS INCORPORATED+                                                                               1,870,510
       2,050  COOPER INDUSTRIES LIMITED CLASS A                                                                           108,404
       8,966  EMERSON ELECTRIC COMPANY                                                                                    508,014
     115,104  GENERAL ELECTRIC COMPANY                                                                                  4,266,905
         688  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                 50,712
       2,369  JABIL CIRCUIT INCORPORATED                                                                                   36,175
       2,499  JDS UNIPHASE CORPORATION+<<                                                                                  33,237
       2,074  KLA-TENCOR CORPORATION                                                                                       99,884
       1,432  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                    151,706
       2,545  LINEAR TECHNOLOGY CORPORATION                                                                                81,007
       8,040  LSI LOGIC CORPORATION+                                                                                       42,692
       2,609  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                     230,870
       2,440  MICROCHIP TECHNOLOGY INCORPORATED                                                                            76,665
       8,660  MICRON TECHNOLOGY INCORPORATED+<<                                                                            62,785
       1,612  MOLEX INCORPORATED                                                                                           44,008
      26,017  MOTOROLA INCORPORATED                                                                                       417,313
       2,676  NATIONAL SEMICONDUCTOR CORPORATION                                                                           60,585
       3,920  NETWORK APPLIANCE INCORPORATED+                                                                              97,843
       1,322  NOVELLUS SYSTEMS INCORPORATED+<<                                                                             36,448
       6,327  NVIDIA CORPORATION+                                                                                         215,245
       1,559  QLOGIC CORPORATION+<<                                                                                        22,138
      18,638  QUALCOMM INCORPORATED                                                                                       733,405
       1,855  ROCKWELL COLLINS INCORPORATED<<                                                                             133,504
       5,001  TELLABS INCORPORATED+                                                                                        32,707
      15,924  TEXAS INSTRUMENTS INCORPORATED                                                                              531,862
       5,662  TYCO ELECTRONICS LIMITED                                                                                    210,230
         880  WHIRLPOOL CORPORATION<<                                                                                      71,834
       3,348  XILINX INCORPORATED                                                                                          73,221

                                                                                                                       10,708,347
                                                                                                                    -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.20%
       1,007  FLUOR CORPORATION                                                                                           146,740
       1,376  JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                    131,559
       2,442  MOODY'S CORPORATION<<                                                                                        87,179
       3,798  PAYCHEX INCORPORATED                                                                                        137,564

                                                                                                                          503,042
                                                                                                                    -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.18%
       1,144  BALL CORPORATION                                                                                             51,480
       1,739  FORTUNE BRANDS INCORPORATED                                                                                 125,834
       4,708  ILLINOIS TOOL WORKS INCORPORATED                                                                            252,066
         656  SNAP-ON INCORPORATED                                                                                         31,645

                                                                                                                          461,025
                                                                                                                    -------------
FINANCIAL SERVICES: 0.02%
       1,747  JANUS CAPITAL GROUP INCORPORATED                                                                             57,389
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 2.23%
       8,358  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       437,458
       7,322  ARCHER DANIELS MIDLAND COMPANY                                                                              339,960

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 71


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS (continued)
       2,534  CAMPBELL SOUP COMPANY                                                                                 $      90,540
       3,259  COCA-COLA ENTERPRISES INCORPORATED                                                                           84,832
       5,549  CONAGRA FOODS INCORPORATED                                                                                  132,011
       2,208  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                   52,197
       3,845  GENERAL MILLS INCORPORATED                                                                                  219,165
       3,609  H.J. HEINZ COMPANY                                                                                          168,468
       1,316  HERCULES INCORPORATED                                                                                        25,465
       3,005  KELLOGG COMPANY                                                                                             157,552
      17,623  KRAFT FOODS INCORPORATED CLASS A                                                                            575,034
       1,454  MCCORMICK & COMPANY INCORPORATED                                                                             55,121
       1,556  MOLSON COORS BREWING COMPANY                                                                                 80,321
       1,579  PEPSI BOTTLING GROUP INCORPORATED                                                                            62,307
      18,333  PEPSICO INCORPORATED                                                                                      1,391,475
       8,248  SARA LEE CORPORATION                                                                                        132,463
      22,635  THE COCA-COLA COMPANY                                                                                     1,389,110
       1,913  THE HERSHEY COMPANY                                                                                          75,372
       3,118  TYSON FOODS INCORPORATED CLASS A                                                                             47,799
       2,481  WM. WRIGLEY JR. COMPANY                                                                                     145,263

                                                                                                                        5,661,913
                                                                                                                    -------------
FOOD STORES: 0.24%
       7,758  KROGER COMPANY                                                                                              207,216
       5,038  SAFEWAY INCORPORATED                                                                                        172,350
       8,318  STARBUCKS CORPORATION+                                                                                      170,269
       1,587  WHOLE FOODS MARKET INCORPORATED                                                                              64,750

                                                                                                                          614,585
                                                                                                                    -------------
FORESTRY: 0.07%
       2,386   WEYERHAEUSER COMPANY                                                                                       175,944
                                                                                                                    -------------
FURNITURE & FIXTURES: 0.08%
       1,937  LEGGETT & PLATT INCORPORATED                                                                                 33,781
       4,200  MASCO CORPORATION                                                                                            90,762
       3,181  NEWELL RUBBERMAID INCORPORATED                                                                               82,324

                                                                                                                          206,867
                                                                                                                    -------------
GENERAL MERCHANDISE STORES: 0.89%
       1,029  BIG LOTS INCORPORATED+<<                                                                                     16,454
       1,599  FAMILY DOLLAR STORES INCORPORATED                                                                            30,749
       2,525  JCPENNEY COMPANY INCORPORATED                                                                               111,075
       4,932  MACY'S INCORPORATED                                                                                         127,591
         830  SEARS HOLDINGS CORPORATION+<<                                                                                84,702
       9,462  TARGET CORPORATION                                                                                          473,100
       4,977  TJX COMPANIES INCORPORATED                                                                                  142,989
      26,911  WAL-MART STORES INCORPORATED                                                                              1,279,080

                                                                                                                        2,265,740
                                                                                                                    -------------
HEALTH SERVICES: 0.16%
       4,118  CARDINAL HEALTH INCORPORATED                                                                                237,815
       1,312  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                  99,095
       5,399  TENET HEALTHCARE CORPORATION+                                                                                27,427
       1,180  WATSON PHARMACEUTICALS INCORPORATED+<<                                                                       32,025

                                                                                                                          396,362
                                                                                                                    -------------

72 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES: 0.58%
       1,088  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                   $      37,786
         896  AVALONBAY COMMUNITIES INCORPORATED                                                                           84,349
       1,358  BOSTON PROPERTIES INCORPORATED                                                                              124,678
       1,399  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                    53,568
       3,087  EQUITY RESIDENTIAL                                                                                          112,583
       2,776  GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                    114,316
       5,949  HOST HOTELS & RESORTS INCORPORATED                                                                          101,371
       2,878  KIMCO REALTY CORPORATION                                                                                    104,759
       1,962  PLUM CREEK TIMBER COMPANY<<                                                                                  90,330
       2,933  PROLOGIS<<                                                                                                  185,894
       1,418  PUBLIC STORAGE INCORPORATED<<                                                                               104,095
       2,539  SIMON PROPERTY GROUP INCORPORATED<<                                                                         220,538
       1,526  VORNADO REALTY TRUST<<                                                                                      134,212

                                                                                                                        1,468,479
                                                                                                                    -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.12%
       3,016  BED BATH & BEYOND INCORPORATED+                                                                              88,640
       3,996  BEST BUY COMPANY INCORPORATED                                                                               210,389
       1,919  CIRCUIT CITY STORES INCORPORATED                                                                              8,060

                                                                                                                          307,089
                                                                                                                    -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.11%
       3,560  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                 121,681
       2,268  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                             99,860
       2,026  WYNDHAM WORLDWIDE CORPORATION                                                                                47,733

                                                                                                                          269,274
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.80%
       8,123  3M COMPANY                                                                                                  684,931
       9,971  APPLE INCORPORATED+                                                                                       1,975,056
      15,695  APPLIED MATERIALS INCORPORATED                                                                              278,743
       3,623  BAKER HUGHES INCORPORATED                                                                                   293,825
         712  BLACK & DECKER CORPORATION<<                                                                                 49,591
       7,243  CATERPILLAR INCORPORATED                                                                                    525,552
       1,163  CUMMINS INCORPORATED                                                                                        148,131
       5,054  DEERE & COMPANY                                                                                             470,628
      25,523  DELL INCORPORATED+                                                                                          625,569
       2,263  DOVER CORPORATION                                                                                           104,302
       1,668  EATON CORPORATION                                                                                           161,713
      23,897  EMC CORPORATION                                                                                             442,811
       1,811  GAMESTOP CORPORATION CLASS A+                                                                               112,481
      29,362  HEWLETT-PACKARD COMPANY                                                                                   1,482,194
       3,102  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                      144,150
      66,594  INTEL CORPORATION                                                                                         1,775,396
      15,694  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               1,696,521
       1,078  LEXMARK INTERNATIONAL INCORPORATED+                                                                          37,579
       1,478  MANITOWOC COMPANY INCORPORATED                                                                               72,171
       4,062  NATIONAL OILWELL VARCO INCORPORATED+                                                                        298,395
       1,396  PALL CORPORATION                                                                                             56,287
       1,915  PARKER HANNIFIN CORPORATION<<                                                                               144,219
       2,470  PITNEY BOWES INCORPORATED                                                                                    93,959
       2,599  SANDISK CORPORATION+                                                                                         86,209
       2,281  SMITH INTERNATIONAL INCORPORATED                                                                            168,452
         935  STANLEY WORKS                                                                                                45,329
       2,061  TERADATA CORPORATION+                                                                                        56,492

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 73


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       1,168  TEREX CORPORATION+                                                                                    $      76,586
       1,952  TRANE INCORPORATED                                                                                           91,178

                                                                                                                       12,198,450
                                                                                                                    -------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.22%
       3,344  AON CORPORATION                                                                                             159,475
       1,929  HUMANA INCORPORATED+                                                                                        145,273
       5,924  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                     156,808
       4,109  UNUMPROVIDENT CORPORATION                                                                                    97,753

                                                                                                                          559,309
                                                                                                                    -------------
INSURANCE CARRIERS: 3.12%
       3,753  ACE LIMITED                                                                                                 231,860
       5,699  AETNA INCORPORATED                                                                                          329,003
       5,555  AFLAC INCORPORATED                                                                                          347,910
       6,500  ALLSTATE CORPORATION                                                                                        339,495
       1,156  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                         29,790
      28,886  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,684,054
       1,087  ASSURANT INCORPORATED<<                                                                                      72,720
       4,371  CHUBB CORPORATION                                                                                           238,569
       3,179  CIGNA CORPORATION                                                                                           170,808
       1,890  CINCINNATI FINANCIAL CORPORATION                                                                             74,731
       4,995  GENWORTH FINANCIAL INCORPORATED                                                                             127,123
       3,574  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                              311,617
       1,925  LEUCADIA NATIONAL CORPORATION                                                                                90,668
       3,066  LINCOLN NATIONAL CORPORATION                                                                                178,503
       5,006  LOEWS CORPORATION                                                                                           252,002
       1,430  MBIA INCORPORATED<<                                                                                          26,641
       8,435  METLIFE INCORPORATED                                                                                        519,765
         931  MGIC INVESTMENT CORPORATION<<                                                                                20,882
       2,979  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                      205,074
       5,170  PRUDENTIAL FINANCIAL INCORPORATED                                                                           481,017
       1,076  SAFECO CORPORATION                                                                                           59,912
       7,950  THE PROGRESSIVE CORPORATION                                                                                 152,322
       7,345  THE TRAVELERS COMPANIES INCORPORATED                                                                        395,161
       1,049  TORCHMARK CORPORATION                                                                                        63,496
      14,717  UNITEDHEALTH GROUP INCORPORATED<<                                                                           856,529
       6,507  WELLPOINT INCORPORATED+                                                                                     570,859
       2,030  XL CAPITAL LIMITED CLASS A<<                                                                                102,129

                                                                                                                        7,932,640
                                                                                                                    -------------
LEATHER & LEATHER PRODUCTS: 0.05%
       4,192  COACH INCORPORATED+                                                                                         128,191
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.90%
       4,402  AGILENT TECHNOLOGIES INCORPORATED+                                                                          161,729
       1,915  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                 64,957
       2,777  BECTON DICKINSON & COMPANY                                                                                  232,102
      15,281  BOSTON SCIENTIFIC CORPORATION+                                                                              177,718
       1,160  C.R. BARD INCORPORATED                                                                                      109,968
       5,670  COVIDIEN LIMITED                                                                                            251,124
       2,883  DANAHER CORPORATION                                                                                         252,954
       3,279  EASTMAN KODAK COMPANY<<                                                                                      71,712
         621  MILLIPORE CORPORATION+                                                                                       45,445
       1,350  PERKINELMER INCORPORATED                                                                                     35,127
       1,786  QUEST DIAGNOSTICS INCORPORATED                                                                               94,479

74 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       4,889  RAYTHEON COMPANY                                                                                      $     296,762
       1,699  ROCKWELL AUTOMATION INCORPORATED                                                                            117,163
       1,977  TERADYNE INCORPORATED+                                                                                       20,442
       4,805  THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                    277,152
       1,143  WATERS CORPORATION+                                                                                          90,377

                                                                                                                        2,299,211
                                                                                                                    -------------
MEDICAL EQUIPMENT & SUPPLIES: 0.35%
      12,877  MEDTRONIC INCORPORATED                                                                                      647,327
       3,899  ST. JUDE MEDICAL INCORPORATED+                                                                              158,455
       1,425  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                         74,328

                                                                                                                          880,110
                                                                                                                    -------------
MEDICAL MANAGEMENT SERVICES: 0.25%
       1,764  COVENTRY HEALTH CARE INCORPORATED+                                                                          104,517
       2,870  EXPRESS SCRIPTS INCORPORATED+                                                                               209,510
       3,046  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        308,864

                                                                                                                          622,891
                                                                                                                    -------------
MEDICAL PRODUCTS: 0.97%
       3,496  ALLERGAN INCORPORATED                                                                                       224,583
       7,221  BAXTER INTERNATIONAL INCORPORATED                                                                           419,179
      24,789  MERCK & COMPANY INCORPORATED                                                                              1,440,489
       2,711  STRYKER CORPORATION                                                                                         202,566
       2,673  ZIMMER HOLDINGS INCORPORATED+                                                                               176,819

                                                                                                                        2,463,636
                                                                                                                    -------------
METAL MINING: 0.27%
       4,349  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                         445,512
       5,146  NEWMONT MINING CORPORATION                                                                                  251,279

                                                                                                                          696,791
                                                                                                                    -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
       1,232  VULCAN MATERIALS COMPANY                                                                                     97,439
                                                                                                                    -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.16%
       1,675  HASBRO INCORPORATED                                                                                          42,847
       4,178  MATTEL INCORPORATED                                                                                          79,549
       1,544  TIFFANY & COMPANY                                                                                            71,070
       5,636  TYCO INTERNATIONAL LIMITED                                                                                  223,448

                                                                                                                          416,914
                                                                                                                    -------------
MISCELLANEOUS RETAIL: 0.68%
       4,943  COSTCO WHOLESALE CORPORATION                                                                                344,824
      16,821  CVS CAREMARK CORPORATION                                                                                    668,635
         650  DILLARD'S INCORPORATED CLASS A                                                                               12,207
       3,108  OFFICE DEPOT INCORPORATED+                                                                                   43,232
         858  OFFICEMAX INCORPORATED                                                                                       17,726
       1,493  RADIOSHACK CORPORATION<<                                                                                     25,172
       8,053  STAPLES INCORPORATED                                                                                        185,783
      11,293  WALGREEN COMPANY                                                                                            430,037

                                                                                                                        1,727,616
                                                                                                                    -------------
MOTION PICTURES: 0.76%
      26,346  NEWS CORPORATION CLASS A                                                                                    539,830

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 75


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
MOTION PICTURES (continued)
      41,168  TIME WARNER INCORPORATED                                                                              $     679,684
      21,679  WALT DISNEY COMPANY                                                                                         699,798

                                                                                                                        1,919,312
                                                                                                                    -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.46%
       3,522  FEDEX CORPORATION                                                                                           314,057
      11,968  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                  846,377

                                                                                                                        1,160,434
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.78%
       2,183  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                        71,952
      13,319  AMERICAN EXPRESS COMPANY                                                                                    692,854
       4,451  CAPITAL ONE FINANCIAL CORPORATION                                                                           210,354
       2,159  CIT GROUP INCORPORATED                                                                                       51,881
       6,591  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                          58,924
       5,439  DISCOVER FINANCIAL SERVICES                                                                                  82,020
      11,140  FANNIE MAE                                                                                                  445,377
       7,534  FREDDIE MAC                                                                                                 256,683
       5,874  SLM CORPORATION+                                                                                            118,302

                                                                                                                        1,988,347
                                                                                                                    -------------
OFFICE EQUIPMENT: 0.07%
      10,528   XEROX CORPORATION                                                                                          170,448
                                                                                                                    -------------
OIL & GAS EXTRACTION: 2.32%
       5,311  ANADARKO PETROLEUM CORPORATION                                                                              348,880
       3,771  APACHE CORPORATION                                                                                          405,533
       3,335  BJ SERVICES COMPANY                                                                                          80,907
       5,173  CHESAPEAKE ENERGY CORPORATION                                                                               202,782
       5,067  DEVON ENERGY CORPORATION                                                                                    450,507
       1,649  ENSCO INTERNATIONAL INCORPORATED                                                                             98,313
       2,801  EOG RESOURCES INCORPORATED                                                                                  249,989
      10,035  HALLIBURTON COMPANY                                                                                         380,427
       3,225  NABORS INDUSTRIES LIMITED+<<                                                                                 88,333
       3,052  NOBLE CORPORATION                                                                                           172,469
       1,955  NOBLE ENERGY INCORPORATED                                                                                   155,462
       9,437  OCCIDENTAL PETROLEUM CORPORATION                                                                            726,555
       1,699  RANGE RESOURCES CORPORATION                                                                                  87,261
       1,267  ROWAN COMPANIES INCORPORATED                                                                                 49,996
      13,620  SCHLUMBERGER LIMITED                                                                                      1,339,799
       3,621  TRANSOCEAN INCORPORATED+                                                                                    518,346
       3,841  WEATHERFORD INTERNATIONAL LIMITED+                                                                          263,493
       5,507  XTO ENERGY INCORPORATED                                                                                     282,840

                                                                                                                        5,901,892
                                                                                                                    -------------
PAPER & ALLIED PRODUCTS: 0.12%
       1,144  BEMIS COMPANY INCORPORATED                                                                                   31,323
       4,876  INTERNATIONAL PAPER COMPANY                                                                                 157,885
       2,104  MEADWESTVACO CORPORATION                                                                                     65,855
       1,486  PACTIV CORPORATION+                                                                                          39,572

                                                                                                                          294,635
                                                                                                                    -------------
PERSONAL SERVICES: 0.05%
       1,537  CINTAS CORPORATION                                                                                           51,674
       3,701  H & R BLOCK INCORPORATED                                                                                     68,728

                                                                                                                          120,402
                                                                                                                    -------------

76 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 4.45%
         638  ASHLAND INCORPORATED                                                                                  $      30,260
      24,048  CHEVRON CORPORATION                                                                                       2,244,400
      18,218  CONOCOPHILLIPS<<                                                                                          1,608,649
      62,227  EXXON MOBIL CORPORATION                                                                                   5,830,048
       3,165  HESS CORPORATION                                                                                            319,222
       8,089  MARATHON OIL CORPORATION                                                                                    492,310
       2,142  MURPHY OIL CORPORATION                                                                                      181,727
       1,339  SUNOCO INCORPORATED                                                                                          96,997
       1,560  TESORO PETROLEUM CORPORATION<<                                                                               74,412
       6,269  VALERO ENERGY CORPORATION                                                                                   439,018

                                                                                                                       11,317,043
                                                                                                                    -------------
PIPELINES: 0.10%
       6,759  THE WILLIAMS COMPANIES INCORPORATED                                                                         241,837
                                                                                                                    -------------
PRIMARY METAL INDUSTRIES: 0.41%
       9,659  ALCOA INCORPORATED                                                                                          353,036
       1,164  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                         100,570
       3,279  NUCOR CORPORATION                                                                                           194,182
       1,573  PRECISION CASTPARTS CORPORATION                                                                             218,175
         997  TITANIUM METALS CORPORATION<<                                                                                26,371
       1,345  UNITED STATES STEEL CORPORATION                                                                             162,624

                                                                                                                        1,054,958
                                                                                                                    -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.41%
       7,802  CBS CORPORATION CLASS B                                                                                     212,605
       1,020  E.W. SCRIPPS COMPANY CLASS A                                                                                 45,910
       2,643  GANNETT COMPANY INCORPORATED                                                                                103,077
       3,747  MCGRAW-HILL COMPANIES INCORPORATED                                                                          164,156
         432  MEREDITH CORPORATION                                                                                         23,751
       1,638  NEW YORK TIMES COMPANY CLASS A                                                                               28,714
       2,444  RR DONNELLEY & SONS COMPANY                                                                                  92,237
       7,474  VIACOM INCORPORATED CLASS B+<<                                                                              328,258
          66  WASHINGTON POST COMPANY CLASS B                                                                              52,234

                                                                                                                        1,050,942
                                                                                                                    -------------
RAILROAD TRANSPORTATION: 0.43%
       3,394  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                    282,483
       4,788  CSX CORPORATION                                                                                             210,576
       4,410  NORFOLK SOUTHERN CORPORATION                                                                                222,440
       2,991  UNION PACIFIC CORPORATION                                                                                   375,729

                                                                                                                        1,091,228
                                                                                                                    -------------
REAL ESTATE: 0.02%
       2,254  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                               48,574
                                                                                                                    -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.05%
       1,839  SEALED AIR CORPORATION                                                                                       42,554
       2,731  THE GOODYEAR TIRE & RUBBER COMPANY+                                                                          77,069

                                                                                                                          119,623
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.76%
       2,641  AMERIPRISE FINANCIAL INCORPORATED                                                                           145,546
       1,315  BEAR STEARNS COMPANIES INCORPORATED<<                                                                       116,049
      10,668  CHARLES SCHWAB CORPORATION                                                                                  272,567

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 77


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
         623  CME GROUP INCORPORATED                                                                                $     427,378
       4,826  E*TRADE FINANCIAL CORPORATION+<<                                                                             17,132
         984  FEDERATED INVESTORS INCORPORATED CLASS B                                                                     40,501
       1,841  FRANKLIN RESOURCES INCORPORATED                                                                             210,666
       4,529  GOLDMAN SACHS GROUP INCORPORATED                                                                            973,961
         792  INTERCONTINENTAL EXCHANGE INCORPORATED+<<                                                                   152,460
       1,529  LEGG MASON INCORPORATED                                                                                     111,846
       6,036  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                     394,996
       9,749  MERRILL LYNCH & COMPANY INCORPORATED                                                                        523,326
      12,086  MORGAN STANLEY                                                                                              641,887
       3,018  NYSE EURONEXT INCORPORATED                                                                                  264,890
       3,007  T. ROWE PRICE GROUP INCORPORATED                                                                            183,066

                                                                                                                        4,476,271
                                                                                                                    -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.17%
      17,947  CORNING INCORPORATED                                                                                        430,549
                                                                                                                    -------------
TOBACCO PRODUCTS: 0.80%
      23,989  ALTRIA GROUP INCORPORATED                                                                                 1,813,089
       1,948  REYNOLDS AMERICAN INCORPORATED<<                                                                            128,490
       1,784  UST INCORPORATED<<                                                                                           97,763

                                                                                                                        2,039,342
                                                                                                                    -------------
TRANSPORTATION BY AIR: 0.04%
       8,360  SOUTHWEST AIRLINES COMPANY                                                                                  101,992
                                                                                                                    -------------
TRANSPORTATION EQUIPMENT: 1.87%
       8,827  BOEING COMPANY                                                                                              772,009
       1,001  BRUNSWICK CORPORATION                                                                                        17,067
      24,034  FORD MOTOR COMPANY+                                                                                         161,749
       4,582  GENERAL DYNAMICS CORPORATION                                                                                407,752
       6,446  GENERAL MOTORS CORPORATION                                                                                  160,441
       1,912  GENUINE PARTS COMPANY                                                                                        88,526
       1,422  GOODRICH CORPORATION                                                                                        100,407
       2,750  HARLEY-DAVIDSON INCORPORATED                                                                                128,453
       8,505  HONEYWELL INTERNATIONAL INCORPORATED                                                                        523,653
       2,065  ITT CORPORATION                                                                                             136,373
       6,763  JOHNSON CONTROLS INCORPORATED                                                                               243,739
       3,952  LOCKHEED MARTIN CORPORATION                                                                                 415,988
       3,853  NORTHROP GRUMMAN CORPORATION                                                                                303,000
       4,195  PACCAR INCORPORATED                                                                                         228,544
       2,838  TEXTRON INCORPORATED                                                                                        202,349
      11,258  UNITED TECHNOLOGIES CORPORATION                                                                             861,687

                                                                                                                        4,751,737
                                                                                                                    -------------
TRANSPORTATION SERVICES: 0.08%
       1,933  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                        104,614
       2,427  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                         108,438

                                                                                                                          213,052
                                                                                                                    -------------
TRAVEL & RECREATION: 0.12%
       4,974  CARNIVAL CORPORATION                                                                                        221,293
       2,365  EXPEDIA INCORPORATED+                                                                                        74,781

                                                                                                                          296,074
                                                                                                                    -------------

78 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE NON-DURABLE GOODS: 0.39%
       1,912  AMERISOURCEBERGEN CORPORATION                                                                         $      85,791
         984  BROWN-FORMAN CORPORATION CLASS B                                                                             72,924
       1,498  DEAN FOODS COMPANY+                                                                                          38,738
       3,295  MCKESSON CORPORATION                                                                                        215,855
       4,373  NIKE INCORPORATED CLASS B                                                                                   280,922
       2,407  SUPERVALU INCORPORATED                                                                                       90,311
       6,926  SYSCO CORPORATION                                                                                           216,160

                                                                                                                        1,000,701
                                                                                                                    -------------
WHOLESALE TRADE-DURABLE GOODS: 0.18%
       4,819  KIMBERLY-CLARK CORPORATION                                                                                  334,149
       1,592  PATTERSON COMPANIES INCORPORATED+<<                                                                          54,048
         767  W.W. GRAINGER INCORPORATED                                                                                   67,128
                                                                                                                          455,325
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $120,808,189)                                                                               146,518,658
                                                                                                                    -------------

   PRINCIPAL                                                                     INTEREST RATE     MATURITY DATE
US TREASURY SECURITIES: 37.41%

US TREASURY BONDS: 37.41%
$  7,101,000  US TREASURY BOND<<                                                     5.50%           08/15/2028         8,040,775
   6,641,000  US TREASURY BOND<<                                                     5.25            11/15/2028         7,306,654
   6,970,000  US TREASURY BOND<<                                                     5.25            02/15/2029         7,667,544
   6,511,000  US TREASURY BOND<<                                                     6.13            08/15/2029         7,965,290
  10,538,000  US TREASURY BOND<<                                                     6.25            05/15/2030        13,151,097
  10,804,000  US TREASURY BOND<<                                                     5.38            02/15/2031        12,172,229
  17,266,000  US TREASURY BOND<<                                                     4.50            02/15/2036        17,353,677
  10,067,000  US TREASURY BOND<<                                                     4.75            02/15/2037        10,535,740
   9,962,000  US TREASURY BOND<<                                                     5.00            05/15/2037        10,857,793

                                                                                                                       95,050,799
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $92,259,609)                                                                        95,050,799
                                                                                                                    -------------
COLLATERAL FOR SECURITIES LENDING: 41.84%

COLLATERAL INVESTED IN OTHER ASSETS: 41.84%
       5,538  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.33            01/18/2008             5,538
   2,013,773  ATLAS CAPITAL FUNDING CORPORATION+/-++                                 4.85            04/25/2008         2,010,913
   4,530,989  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $4,532,160)                                                      4.65            01/02/2008         4,530,989
   2,517,216  BASF FINANCE EUROPE NV+/-++                                            5.17            10/17/2008         2,514,447
   2,517,216  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $2,517,852)                             4.55            01/02/2008         2,517,216
   5,034,432  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $5,035,719)                             4.60            01/02/2008         5,034,432
   1,510,330  BNP PARIBAS+/-                                                         4.84            11/07/2008         1,507,732
   7,551,649  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $7,553,570)                                                      4.58            01/02/2008         7,551,649
   1,510,330  CHARIOT FUNDING LLC++                                                  5.61            01/16/2008         1,507,566
   1,434,813  CHEYNE FINANCE LLC+/-++^^(A)(I)                                        4.61            02/25/2008         1,291,332
   5,034,432  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $5,035,724)                                                      4.62            01/02/2008         5,034,432
   1,132,747  CREDIT AGRICOLE SA+/-                                                  5.02            02/25/2008         1,132,329
  10,068,865  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $10,071,438)                            4.60            01/02/2008        10,068,865
   1,258,608  CULLINAN FINANCE CORPORATION+/-++                                      4.57            08/04/2008         1,251,736
   5,034,432  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $5,035,713)                                                      4.58            01/02/2008         5,034,432
     805,509  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.11            06/16/2008           805,509
   1,510,330  GOVCO LLC++                                                            4.41            01/25/2008         1,505,936

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 79

VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,510,330  GOVCO LLC                                                              5.30%           01/03/2008     $   1,510,148
     251,722  GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $251,786)                                              4.57            01/02/2008           251,722
   1,762,051  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.10            08/16/2008         1,762,051
   1,440,707  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,441,079)                                            4.65            01/02/2008         1,440,707
  10,068,865  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $10,071,449)                                           4.62            01/02/2008        10,068,865
   1,812,396  KESTREL FUNDING US LLC+/-++                                            4.84            02/25/2008         1,812,088
   3,775,824  LIQUID FUNDING LIMITED+/-++                                            5.11            06/11/2008         3,778,845
      50,344  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                              4.84            02/15/2008            50,320
      37,758  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.45            01/02/2008            37,758
   1,258,608  METLIFE GLOBAL FUNDING I+/-++                                          4.89            10/21/2008         1,256,607
     755,165  MORGAN STANLEY+/-                                                      4.57            04/07/2008           755,165
     774,044  MORGAN STANLEY+/-                                                      5.15            10/15/2008           774,044
   9,171,587  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $9,173,921)                                            4.58            01/02/2008         9,171,587
   1,258,608  NATEXIS BANQUES POPULAIRES+/-++                                        4.90            09/08/2008         1,258,608
     896,129  PREMIUM ASSET TRUST+/-++                                               5.29            07/15/2008           896,066
   2,363,918  RACERS TRUST SERIES 2004-6-MM+/-++                                     5.05            03/22/2008         2,363,918
   1,006,886  SLM CORPORATION+/-++                                                   5.23            05/12/2008         1,000,936
   2,013,773  STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                           5.23            04/03/2008         1,994,058
     503,443  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.51            01/18/2008           502,391
     967,568  THE TRAVELERS INSURANCE COMPANY+/-                                     5.31            02/08/2008           967,548
   5,034,432  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              4.70            08/01/2008         5,034,432
   1,258,608  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.26            10/08/2008         1,257,501
   2,517,216  VERSAILLES CDS LLC++                                                   6.15            01/04/2008         2,516,539
   1,258,608  VICTORIA FINANCE LLC+/-++(K)(A)(I)                                     4.60            08/07/2008         1,258,608
   1,258,608  VICTORIA FINANCE LLC+/-++(K)(A)(I)                                     5.27            05/02/2008         1,258,608

                                                                                                                      106,284,173
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $106,393,527)                                                           106,284,173
                                                                                                                    -------------

      SHARES
SHORT-TERM INVESTMENTS: 4.94%

MUTUAL FUNDS: 3.17%
   8,059,090  WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                              8,059,090
                                                                                                                    -------------

   PRINCIPAL                                                                     INTEREST RATE     MATURITY DATE
US TREASURY BILLS: 1.77%
$     55,000  US TREASURY BILL^#                                                     3.81            02/07/2008            54,837
   3,050,000  US TREASURY BILL^                                                      3.92            02/07/2008         3,040,963
     100,000  US TREASURY BILL^                                                      4.73            02/07/2008            99,703
     415,000  US TREASURY BILL^#                                                     3.11            05/08/2008           410,257
      60,000  US TREASURY BILL^                                                      3.11            05/08/2008            59,314
      95,000  US TREASURY BILL^                                                      3.12            05/08/2008            93,914
     730,000  US TREASURY BILL^                                                      3.41            05/08/2008           721,656

                                                                                                                        4,480,644
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,536,407)                                                                        12,539,734
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $331,997,732)*                        141.86%                                                                 $ 360,393,364

OTHER ASSETS AND LIABILITIES, NET           (41.86)                                                                  (106,339,074)
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $ 254,054,290
                                            ------                                                                  -------------

80 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan.

###   Long-term security of an affiliate of the Fund with a cost of $949,409.

+++   Short-term security of an affiliate of the Fund with a cost of $8,059,090.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

^     Zero coupon bond. Interest rate presented is yield to maturity.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

%%    Securities issued on a when-issued (TBA) basis.

#     Security pledged as collateral for futures transactions.

(K) Subsequent to December 31, 2007, this security has been classified as a defaulted security.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)   Illiquid security.

* Cost for federal income tax purposes is $333,119,295 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation               $ 45,123,392
      Gross unrealized depreciation                (17,849,323)
                                                  ------------
      Net unrealized appreciation (depreciation)  $ 27,274,069

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 81


VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.77%

APPAREL & ACCESSORY STORES: 1.92%
      12,803  KOHL'S CORPORATION+                                                                                   $     586,377
                                                                                                                    -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.75%
      23,160  JONES APPAREL GROUP INCORPORATED                                                                            370,328
       6,830  VF CORPORATION                                                                                              468,948

                                                                                                                          839,276
                                                                                                                    -------------
BUSINESS SERVICES: 6.56%
      26,850  MICROSOFT CORPORATION                                                                                       955,860
      21,940  OMNICOM GROUP INCORPORATED                                                                                1,042,808

                                                                                                                        1,998,668
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 11.52%
      13,570  AVERY DENNISON CORPORATION                                                                                  721,110
       8,410  AVON PRODUCTS INCORPORATED                                                                                  332,447
      11,040  COLGATE-PALMOLIVE COMPANY                                                                                   860,678
       4,350  HENKEL KGAA ADR                                                                                             221,961
       9,300  HENKEL KGAA ADR PREFERRED                                                                                   521,448
      12,770  JOHNSON & Johnson                                                                                           851,759

                                                                                                                        3,509,403
                                                                                                                    -------------
COMMUNICATIONS: 3.32%
      27,092  VODAFONE GROUP PLC ADR                                                                                    1,011,073
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 8.47%
      20,170  BANK OF AMERICA CORPORATIOn                                                                                 832,214
      11,825  JPMORGAN CHASE & Company                                                                                    516,161
      15,170  STATE STREET CORPORATION                                                                                  1,231,804

                                                                                                                        2,580,179
                                                                                                                    -------------
EATING & DRINKING PLACES: 3.01%
      11,100  DARDEN RESTAURANTS INCORPORATED                                                                             307,581
      10,341  MCDONALD'S CORPORATION                                                                                      609,188

                                                                                                                          916,769
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.78%
      41,440  FLEXTRONICS INTERNATIONAL LIMITED+                                                                          499,766
      21,290  GENERAL ELECTRIC COMPANY                                                                                    789,220
      20,510  MOLEX INCORPORATED CLASS A                                                                                  538,798
       6,422  TYCO ELECTRONICS LIMITED                                                                                    238,449

                                                                                                                        2,066,233
                                                                                                                    -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.94%
      11,030  ILLINOIS TOOL WORKS INCORPORATED                                                                            590,546
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 3.57%
       9,480  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       496,183
       6,880  DIAGEO PLC ADR                                                                                              590,510

                                                                                                                        1,086,693
                                                                                                                    -------------
GENERAL MERCHANDISE STORES: 2.05%
      13,160  WAL-MART STORES INCORPORATED                                                                                625,495
                                                                                                                    -------------

82 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
HEALTH SERVICES: 1.25%
       6,600  CARDINAL HEALTH INCORPORATED                                                                          $     381,150
                                                                                                                    -------------
HOLDING & OTHER INVESTMENT OFFICES: 3.42%
         220  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                  1,041,920
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.98%
      18,640  DELL INCORPORATED+                                                                                          456,866
      11,500  DIEBOLD INCORPORATED                                                                                        333,270
      17,520  DOVER CORPORATION                                                                                           807,497
       5,290  EATON CORPORATION                                                                                           512,866
      16,430  PITNEY BOWES INCORPORATED                                                                                   624,997

                                                                                                                        2,735,496
                                                                                                                    -------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.56%
      20,560  WILLIS GROUP HOLDINGS LIMITED                                                                               780,663
                                                                                                                    -------------
INSURANCE CARRIERS: 6.77%
      15,380  ALLSTATE CORPORATION                                                                                        803,297
      18,110  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,055,813
      10,930  MBIA INCORPORATED<<                                                                                         203,626

                                                                                                                        2,062,736
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.50%
       3,790  BECTON DICKINSON & Company                                                                                  316,768
      37,360  BOSTON SCIENTIFIC CORPORATION+                                                                              434,497
      17,490  QUEST DIAGNOSTICS INCORPORATED<<                                                                            925,221

                                                                                                                        1,676,486
                                                                                                                    -------------
MEDICAL PRODUCTS: 1.31%
       6,870  BAXTER INTERNATIONAL INCORPORATED                                                                           398,804
                                                                                                                    -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.68%
      12,922  TYCO INTERNATIONAL LIMITED                                                                                  512,357
                                                                                                                    -------------
MISCELLANEOUS RETAIL: 1.75%
      21,100  OFFICE DEPOT INCORPORATED+                                                                                  293,501
      14,880  ZALE CORPORATION+<<                                                                                         238,973

                                                                                                                          532,474
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.28%
      18,350  AMERICAN EXPRESS COMPANY                                                                                    954,567
      39,100  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                         349,554

                                                                                                                        1,304,121
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.84%
      12,490  EXXON MOBIL CORPORATION                                                                                   1,170,188
                                                                                                                    -------------
PRIMARY METAL INDUSTRIES: 1.12%
       6,590  HUBBELL INCORPORATED CLASS B                                                                                340,044
                                                                                                                    -------------
TRAVEL & RECREATION: 1.93%
      13,210  CARNIVAL CORPORATION                                                                                        587,713
                                                                                                                    -------------
WHOLESALE TRADE-DURABLE GOODS: 2.49%
      10,930  KIMBERLY-CLARK CORPORATION                                                                                  757,890
                                                                                                                    -------------
TOTAL COMMON STOCKS (COST $28,852,385)
                                                                                                                       30,092,754
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 83


VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING: 5.60%

COLLATERAL INVESTED IN OTHER ASSETS: 5.60%
$     10,471  BANCO SANTANDER TOTTA LOAN+++/-                                        5.04%           10/15/2008     $      10,455
      10,471  BANK OF IRELAND+++/-                                                   4.86            10/14/2008            10,460
      37,696  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $37,706)                                                         4.65            01/02/2008            37,696
      20,942  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $20,947)               4.55            01/02/2008            20,942
     110,994  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $111,022)                               4.60            01/02/2008           110,994
       8,377  BNP PARIBAS+/-                                                         4.84            11/07/2008             8,362
      20,942  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $20,947)                                                         4.58            01/02/2008            20,942
      10,471  CAFCO LLC                                                              5.41            01/09/2008            10,461
      29,319  CHARIOT FUNDING LLC++                                                  5.61            01/16/2008            29,265
      27,225  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.61            02/25/2008            24,502
      20,942  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.67            05/19/2008            18,848
     158,907  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $158,948)                                                        4.62            01/02/2008           158,907
       2,094  COMERICA BANK+/-                                                       5.24            02/08/2008             2,093
     119,330  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $119,360)                               4.60            01/02/2008           119,330
      10,471  CULLINAN FINANCE CORPORATION+++/-                                      4.57            02/12/2008            10,460
      31,413  CULLINAN FINANCE CORPORATION+++/-                                      4.57            08/04/2008            31,242
      25,131  CULLINAN FINANCE CORPORATION+++/-                                      4.85            02/25/2008            25,131
      94,240  DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $94,264)                                4.58            01/02/2008            94,240
      41,884  FIVE FINANCE INCORPORATED+++/-                                         5.18            07/09/2008            41,590
      25,550  GALLEON CAPITAL LLC++                                                  4.60            01/02/2008            25,549
      29,319  GOVCO LLC++                                                            4.41            01/25/2008            29,234
      17,591  GOVCO LLC                                                              5.30            01/03/2008            17,589
       6,283  GRAMPIAN FUNDING LIMITED                                               5.11            01/03/2008             6,282
      81,675  GREENWICH CAPITAL REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $81,696)                                4.57            01/02/2008            81,675
       4,188  HARRIER FINANCE FUNDING LLC+/-                                         4.88            04/25/2008             4,188
      10,471  HARRIER FINANCE FUNDING LLC+++/-                                       5.20            01/11/2008            10,469
      27,225  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.10            08/16/2008            27,225
      10,471  INTESA BANK (IRELAND) PLC+++/-                                         4.88            10/24/2008            10,458
     221,987  JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $222,044)                               4.62            01/02/2008           221,987
       3,351  JUPITER SECURITIZATION CORPORATION                                     5.41            01/17/2008             3,344
      24,084  KESTREL FUNDING US LLC+++/-                                            4.84            02/25/2008            24,079
       4,188  KESTREL FUNDING US LLC+/-                                              4.88            04/25/2008             4,188
      20,942  LINKS FINANCE LLC+++/-                                                 4.57            08/15/2008            20,702
      30,994  LIQUID FUNDING LIMITED+++/-                                            5.11            06/11/2008            31,019
       1,937  MORGAN STANLEY+/-                                                      5.15            10/15/2008             1,937
     185,474  MORGAN STANLEY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $185,521)                               4.58            01/02/2008           185,474
      20,942  NORTHERN ROCK PLC+++/-                                                 5.27            10/03/2008            20,742
       1,694  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.05            03/22/2008             1,694
      15,078  SEDNA FINANCE INCORPORATED+++/-                                        5.21            04/10/2008            15,030
       3,351  SHEFFIELD RECEIVABLES CORPORATION++                                    5.85            01/04/2008             3,350
      10,681  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.10            04/11/2008            10,681
       8,167  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.82            02/29/2008             8,161
      10,471  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.22            02/04/2008            10,466
       8,377  SLM CORPORATION+++/-                                                   5.23            05/12/2008             8,327
      20,942  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           4.88            02/15/2008            20,806
      12,984  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           5.23            04/03/2008            12,857
       4,499  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.51            01/18/2008             4,489

84 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,421  THE TRAVELERS INSURANCE COMPANY+/-                                     5.31%           02/08/2008     $       2,421
      10,471  UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.05            10/14/2008            10,460
      10,471  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.26            10/08/2008            10,462
      26,806  VERSAILLES CDS LLC++                                                   6.15            01/04/2008            26,799
      18,010  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.57            07/28/2008            17,583
      10,471  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.60            08/07/2008            10,471
      20,942  WHITE PINE FINANCE LLC+++/-(K)                                         4.98            02/22/2008            20,889

                                                                                                                        1,707,007
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,711,076)                                                               1,707,007
                                                                                                                    -------------

      SHARES
SHORT-TERM INVESTMENTS: 0.89%
     268,536  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                268,536
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $268,536)                                                                              268,536
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $30,831,997)*                                                105.26%                                          $  32,068,297

OTHER ASSETS AND LIABILITIES, NET                                   (5.26)                                             (1,601,207)
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $  30,467,090
                                                                   ------                                           -------------

--------------------------------------------------------------------------------

  +   Non-income earning securities.

 <<   All or a portion of this security is on loan.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(K) Subsequent to December 31, 2007, this security has been classified as a defaulted security.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)   Illiquid security.

+++   Security of an affiliate of the Fund with a cost of $268,536.

  * Cost for federal income tax purposes is $30,872,819 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                                $ 3,919,448
      Gross unrealized depreciation                                 (2,723,970)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $ 1,195,478

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 85


VT DISCOVERY FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.14%

AEROSPACE, DEFENSE: 3.16%
     142,533  BE AEROSPACE INCORPORATED                                                                             $   7,539,996
                                                                                                                    -------------
AMUSEMENT & RECREATION SERVICES: 2.78%
      62,387  LIFE TIME FITNESS INCORPORATED+<<                                                                         3,099,386
      96,500  WMS INDUSTRIES INCORPORATED+                                                                              3,535,760

                                                                                                                        6,635,146
                                                                                                                    -------------
APPAREL & ACCESSORY STORES: 2.56%
      94,900  GUESS? INCORPORATED                                                                                       3,595,761
      92,100  URBAN OUTFITTERS INCORPORATED+                                                                            2,510,646

                                                                                                                        6,106,407
                                                                                                                    -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.60%
      82,700  PENSKE AUTO GROUP INCORPORATED<<                                                                          1,443,942
                                                                                                                    -------------
BUSINESS SERVICES: 17.65%
     177,000  ACTIVISION INCORPORATED+                                                                                  5,256,900
      46,900  ANSYS INCORPORATED+                                                                                       1,944,474
      56,722  CERNER CORPORATION+<<                                                                                     3,199,121
      72,900  CITRIX SYSTEMS INCORPORATED+                                                                              2,770,929
     128,600  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A                                                        4,364,684
     111,500  COMMVAULT SYSTEMS INCORPORATED                                                                            2,361,570
      47,700  CONCUR TECHNOLOGIES INCORPORATED+                                                                         1,727,217
      83,900  DOUBLE-TAKE SOFTWARE INCORPORATED                                                                         1,822,308
     140,302  F5 NETWORKS INCORPORATED                                                                                  4,001,413
     204,800  MENTOR GRAPHICS CORPORATION+<<                                                                            2,207,744
     129,800  OMNITURE INCORPORATED<<                                                                                   4,321,042
      91,700  PHASE FORWARD INCORPORATED                                                                                1,994,475
     186,700  QUEST SOFTWARE INCORPORATED                                                                               3,442,748
     158,650  THE TRIZETTO GROUP INCORPORATED                                                                           2,755,751

                                                                                                                       42,170,376
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 5.30%
      49,300  BIOMARIN PHARMACEUTICAL INCORPORATED+                                                                     1,745,220
      53,600  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED<<                                                   3,526,880
     102,018  FMC CORPORATION                                                                                           5,565,082
     129,900  MYLAN LABORATORIES INCORPORATED<<                                                                         1,826,394

                                                                                                                       12,663,576
                                                                                                                    -------------
COAL MINING: 1.43%
      75,800  ARCH COAL INCORPORATED<<                                                                                  3,405,694
                                                                                                                    -------------
COMMUNICATIONS: 13.90%
      90,800  AMERICAN TOWER CORPORATION CLASS A+<<                                                                     3,868,080
     280,083  BRIGHTPOINT INCORPORATED                                                                                  4,302,075
      89,163  EQUINIX INCORPORATED<<                                                                                    9,011,704
     225,500  FOUNDRY NETWORKS INCORPORATED                                                                             3,950,760
     110,979  NII HOLDINGS INCORPORATED                                                                                 5,362,505
     198,600  SBA COMMUNICATIONS CORPORATION                                                                            6,720,624

                                                                                                                       33,215,748
                                                                                                                    -------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.14%
     123,800  ACERGY SA                                                                                                 2,719,886
                                                                                                                    -------------

86 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT DISCOVERY FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS: 1.63%
      45,100  ASTORIA FINANCIAL CORPORATION                                                                         $   1,049,477
     162,500  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                 2,856,750

                                                                                                                        3,906,227
                                                                                                                    -------------
E-COMMERCE/SERVICES: 1.76%
     112,100  GSI COMMERCE INCORPORATED+<<                                                                              2,185,950
      17,500  PRICELINE.COM INCORPORATED+<<                                                                             2,010,050

                                                                                                                        4,196,000
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.27%
      60,157  CIENA CORPORATION+<<                                                                                      2,051,955
      33,700  LOGITECH INTERNATIONAL SA<<                                                                               1,234,768
     114,900  NETLOGIC MICROSYSTEMS INCORPORATED<<                                                                      3,699,780
      67,588  NVIDIA CORPORATION+                                                                                       2,299,344
     174,450  SOLERA HOLDINGS INCORPORATED+                                                                             4,322,871
      90,100  TESSERA TECHNOLOGIES INCORPORATED                                                                         3,748,160

                                                                                                                       17,356,878
                                                                                                                    -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.45%
      89,400  KBR INCORPORATED+                                                                                         3,468,720
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 1.28%
      52,650  CENTRAL EUROPEAN DISTRIBUTION CORPORATION<<                                                               3,057,912
                                                                                                                    -------------
FOOTWEAR: 1.00%
      64,600  CROCS INCORPORATED<<                                                                                      2,377,926
                                                                                                                    -------------
HEALTH SERVICES: 2.02%
      27,300  COVANCE INCORPORATED<<                                                                                    2,364,726
      36,000  PEDIATRIX MEDICAL GROUP INCORPORATED                                                                      2,453,400

                                                                                                                        4,818,126
                                                                                                                    -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 3.55%
      29,509  FOSTER WHEELER LIMITED                                                                                    4,574,485
      66,232  MCDERMOTT INTERNATIONAL INCORPORATED                                                                      3,909,675

                                                                                                                        8,484,160
                                                                                                                    -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.91%
     142,600  KITE REALTY GROUP TRUST                                                                                   2,177,502
                                                                                                                    -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.93%
     161,885  HHGREGG INCORPORATED+                                                                                     2,227,538
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.87%
      84,200  DATA DOMAIN INCORPORATED<<                                                                                2,217,828
      74,700  GAMESTOP CORPORATION CLASS A+                                                                             4,639,617

                                                                                                                        6,857,445
                                                                                                                    -------------
INSURANCE CARRIERS: 2.86%
      75,400  ASSURANT INCORPORATED<<                                                                                   5,044,260
      43,100  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                      1,798,563

                                                                                                                        6,842,823
                                                                                                                    -------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.34%
     108,500  CORRECTIONS CORPORATION OF AMERICA                                                                        3,201,835
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 87


VT DISCOVERY FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 7.66%
      36,200  C.R. BARD INCORPORATED                                                                                $   3,431,760
     240,600  EV3 INCORPORATED+<<                                                                                       3,058,026
      32,200  HAEMONETICS CORPORATION<<                                                                                 2,029,244
      42,068  HOLOGIC INCORPORATED<<                                                                                    2,887,548
      56,514  ICON PLC                                                                                                  3,495,956
     116,400  WRIGHT MEDICAL GROUP INCORPORATED<<                                                                       3,395,388

                                                                                                                       18,297,922
                                                                                                                    -------------
MEDICAL MANAGEMENT SERVICES: 1.44%
      58,100  COVENTRY HEALTH CARE INCORPORATED+                                                                        3,442,425
                                                                                                                    -------------
OIL & GAS EXTRACTION: 6.63%
      25,200  ATWOOD OCEANICS INCORPORATED<<                                                                            2,526,048
      42,200  CARRIZO OIL & GAS INCORPORATED                                                                            2,310,450
      69,600  FOREST OIL CORPORATION                                                                                    3,538,464
      87,100  NEWFIELD EXPLORATION COMPANY+                                                                             4,590,170
      53,300  PLAINS EXPLORATION & PRODUCTION COMPANY                                                                   2,878,200

                                                                                                                       15,843,332
                                                                                                                    -------------
REAL ESTATE: 1.46%
      92,900  GAFISA SA<<                                                                                               3,479,105
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.26%
      96,000  MF GLOBAL LIMITED                                                                                         3,021,120
                                                                                                                    -------------
TRANSPORTATION EQUIPMENT: 2.30%
     159,000  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED                                                                  5,485,500
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $204,969,275)                                                                               234,443,267
                                                                                                                    -------------
RIGHTS: 0.00%
      90,400  SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                          0
                                                                                                                    -------------

   PRINCIPAL                                                                    INTEREST RATE      MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 19.39%

COLLATERAL INVESTED IN OTHER ASSETS: 19.39%
$    284,140  BANCO SANTANDER TOTTA LOAN+++/-                                        5.04%           10/15/2008           283,711
     284,140  BANK OF IRELAND+++/-                                                   4.86            10/14/2008           283,827
   1,022,903  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,023,167)                                            4.65            01/02/2008         1,022,903
     568,280  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $568,424)              4.55            01/02/2008           568,280
   3,011,883  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $3,012,653)                             4.60            01/02/2008         3,011,883
     227,312  BNP PARIBAS+/-                                                         4.84            11/07/2008           226,921
     568,280  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $568,425)                                              4.58            01/02/2008           568,280
     284,140  CAFCO LLC                                                              5.41            01/09/2008           283,867
     795,592  CHARIOT FUNDING LLC++                                                  5.61            01/16/2008           794,136
     738,764  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.61            02/25/2008           664,887
     568,280  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.67            05/19/2008           511,452
   4,312,047  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,313,154)                                            4.62            01/02/2008         4,312,047
      56,828  COMERICA BANK+/-                                                       5.24            02/08/2008            56,793
   3,238,085  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
              102% COLLATERALIZED (MATURITY VALUE $3,238,913)                        4.60            01/02/2008         3,238,085
     284,140  CULLINAN FINANCE CORPORATION+++/-                                      4.57            02/12/2008           283,833

88 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT DISCOVERY FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    852,420  CULLINAN FINANCE CORPORATION+++/-                                      4.57%           08/04/2008     $     847,765
     681,936  CULLINAN FINANCE CORPORATION+++/-                                      4.85            02/25/2008           681,936
   2,557,259  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,557,910)                                            4.58            01/02/2008         2,557,259
   1,136,559  FIVE FINANCE INCORPORATED+++/-                                         5.18            07/09/2008         1,128,558
     693,301  GALLEON CAPITAL LLC++                                                  4.60            01/02/2008           693,301
     795,592  GOVCO LLC++                                                            4.41            01/25/2008           793,276
     477,355  GOVCO LLC                                                              5.30            01/03/2008           477,298
     170,484  GRAMPIAN FUNDING LIMITED                                               5.11            01/03/2008           170,463
   2,216,291  GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,216,854)                                            4.57            01/02/2008         2,216,291
     113,656  HARRIER FINANCE FUNDING LLC+/-                                         4.88            04/25/2008           113,656
     284,140  HARRIER FINANCE FUNDING LLC+++/-                                       5.20            01/11/2008           284,089
     738,764  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.10            08/16/2008           738,764
     284,140  INTESA BANK (IRELAND) PLC+++/-                                         4.88            10/24/2008           283,785
   6,023,765  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $6,025,311)                                            4.62            01/02/2008         6,023,765
      90,925  JUPITER SECURITIZATION CORPORATION                                     5.41            01/17/2008            90,747
     653,522  KESTREL FUNDING US LLC+++/-                                            4.84            02/25/2008           653,411
     113,656  KESTREL FUNDING US LLC+/-                                              4.88            04/25/2008           113,656
     568,280  LINKS FINANCE LLC+++/-                                                 4.57            08/15/2008           561,767
     841,054  LIQUID FUNDING LIMITED+++/-                                            5.11            06/11/2008           841,727
      52,566  MORGAN STANLEY+/-                                                      5.15            10/15/2008            52,566
   5,032,944  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $5,034,226)                                            4.58            01/02/2008         5,032,944
     568,280  NORTHERN ROCK PLC+++/-                                                 5.27            10/03/2008           562,847
      45,974  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.05            03/22/2008            45,974
     409,161  SEDNA FINANCE INCORPORATED+++/-                                        5.21            04/10/2008           407,860
      90,925  SHEFFIELD RECEIVABLES CORPORATION++                                    5.85            01/04/2008            90,900
     289,823  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.10            04/11/2008           289,823
     221,629  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.82            02/29/2008           221,464
     284,140  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.22            02/04/2008           284,015
     227,312  SLM CORPORATION+++/-                                                   5.23            05/12/2008           225,968
     568,280  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           4.88            02/15/2008           564,575
     352,333  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           5.23            04/03/2008           348,884
     122,078  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.51            01/18/2008           121,823
      65,705  THE TRAVELERS INSURANCE COMPANY+/-                                     5.31            02/08/2008            65,703
     284,140  UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.05            10/14/2008           283,844
     284,140  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.26            10/08/2008           283,890
     727,398  VERSAILLES CDS LLC++                                                   6.15            01/04/2008           727,203
     488,721  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.57            07/28/2008           477,118
     284,140  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.60            08/07/2008           284,140
     568,280  WHITE PINE FINANCE LLC+++/-(K)                                         4.98            02/22/2008           566,714

                                                                                                                       46,320,674
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $46,443,363)                                                             46,320,674
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 89


VT DISCOVERY FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 2.51%
   5,993,079  WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                          $   5,993,079

TOTAL SHORT-TERM INVESTMENTS (COST $5,993,079)                                                                          5,993,079
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $257,405,717)*                                                      120.04%                                   $ 286,757,020

OTHER ASSETS AND LIABILITIES, NET                                         (20.04)                                     (47,863,329)
                                                                          ------                                    -------------

TOTAL NET ASSETS                                                          100.00%                                   $ 238,893,691
                                                                          ------                                    -------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

+++   Security of an affiliate of the Fund with a cost of $5,993,079.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(K) Subsequent to December 31, 2007, this security has been classified as a defaulted security.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)   Illiquid security.

* Cost for federal income tax purposes is $257,603,002 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $ 36,438,042
      Gross unrealized depreciation                  (7,284,024)
                                                   ------------
      Net unrealized appreciation (depreciation)   $ 29,154,018

      The accompanying notes are an integral part of these financial statements.

90 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.58%

BUSINESS SERVICES: 2.24%
      34,450  MICROSOFT CORPORATION                                                                                 $   1,226,420
      54,750  SYMANTEC CORPORATION+<<                                                                                     883,665

                                                                                                                        2,110,085
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 12.12%
      16,850  ABBOTT LABORATORIES                                                                                         946,128
      13,160  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     1,297,971
      23,750  BRISTOL-MYERS SQUIBB COMPANY                                                                                629,850
      10,075  COLGATE-PALMOLIVE COMPANY                                                                                   785,447
      25,300  E.I. DU PONT DE NEMOURS & COMPANY                                                                         1,115,477
      15,045  JOHNSON & JOHNSON                                                                                         1,003,502
      66,280  PFIZER INCORPORATED                                                                                       1,506,544
      32,815  PROCTER & GAMBLE COMPANY                                                                                  2,409,277
      16,639  ROHM & HAAS COMPANY<<                                                                                       883,032
      18,775  WYETH                                                                                                       829,667

                                                                                                                       11,406,895
                                                                                                                    -------------
COMMUNICATIONS: 5.94%
      78,920  AT&T INCORPORATED                                                                                         3,279,915
      52,924  VERIZON COMMUNICATIONS INCORPORATED                                                                       2,312,250

                                                                                                                        5,592,165
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 12.47%
      63,030  BANK OF AMERICA CORPORATION                                                                               2,600,618
      22,801  BANK OF NEW YORK MELLON CORPORATION                                                                       1,111,777
      67,990  CITIGROUP INCORPORATED                                                                                    2,001,626
      55,395  JPMORGAN CHASE & COMPANY                                                                                  2,417,992
       9,825  STATE STREET CORPORATION                                                                                    797,790
      40,425  US BANCORP                                                                                                1,283,090
      40,000  WACHOVIA CORPORATION                                                                                      1,521,200
                                                                                                                       11,734,093
                                                                                                                    -------------
EATING & DRINKING PLACES: 1.23%
     19,675  MCDONALD'S CORPORATION                                                                                     1,159,054
                                                                                                                    -------------
ELECTRIC, GAS & SANITARY SERVICES: 5.72%
      19,540  DOMINION RESOURCES INCORPORATED                                                                             927,173
         200  EXELON CORPORATION                                                                                           16,328
       9,097  FIRSTENERGY CORPORATION                                                                                     658,077
      26,950  FPL GROUP INCORPORATED                                                                                    1,826,671
      33,200  MDU RESOURCES GROUP INCORPORATED                                                                            916,652
      10,605  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              1,041,835

                                                                                                                        5,386,736
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.71%
      28,250  CISCO SYSTEMS INCORPORATED+                                                                                 764,728
      23,515  EMERSON ELECTRIC COMPANY                                                                                  1,332,360
      82,480  GENERAL ELECTRIC COMPANY                                                                                  3,057,534
      30,125  NOKIA OYJ ADR                                                                                             1,156,499

                                                                                                                        6,311,121
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 91


VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.04%
      18,900  COMMERCIAL METALS COMPANY                                                                             $     556,605
      18,770  FORTUNE BRANDS INCORPORATED                                                                               1,358,197

                                                                                                                        1,914,802
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 2.04%
      12,284  KRAFT FOODS INCORPORATED CLASS A                                                                            400,827
      20,040  PEPSICO INCORPORATED                                                                                      1,521,036

                                                                                                                        1,921,863
                                                                                                                    -------------
FOOD STORES: 0.79%
      21,700  SAFEWAY INCORPORATED                                                                                        742,357
                                                                                                                    -------------
GENERAL MERCHANDISE STORES: 1.62%
      30,440  TARGET CORPORATION                                                                                        1,522,000
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.64%
      12,459  3M COMPANY                                                                                                1,050,543
      37,890  HEWLETT-PACKARD COMPANY                                                                                   1,912,687
      44,665  INTEL CORPORATION                                                                                         1,190,769
      10,660  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               1,152,346

                                                                                                                        5,306,345
                                                                                                                    -------------
INSURANCE CARRIERS: 7.52%
       5,850  ALLSTATE CORPORATION                                                                                        305,546
      33,188  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,934,860
      28,125  METLIFE INCORPORATED                                                                                      1,733,063
      36,375  THE TRAVELERS COMPANIES INCORPORATED                                                                      1,956,975
      13,075  WELLPOINT INCORPORATED+                                                                                   1,147,070

                                                                                                                        7,077,514
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.64%
       6,640  BECTON DICKINSON & COMPANY                                                                                  554,971
      14,325  ROCKWELL AUTOMATION INCORPORATED                                                                            987,852

                                                                                                                        1,542,823
                                                                                                                    -------------
MEDICAL PRODUCTS: 0.86%
      13,925  MERCK & COMPANY INCORPORATED                                                                                809,182
                                                                                                                    -------------
MISCELLANEOUS RETAIL: 0.87%
      20,675  CVS CAREMARK CORPORATION                                                                                    821,831
                                                                                                                    -------------
MOTION PICTURES: 1.50%
      46,425  TIME WARNER INCORPORATED                                                                                    766,477
      20,100  WALT DISNEY COMPANY                                                                                         648,828

                                                                                                                        1,415,305
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.05%
      21,825  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                       719,352
      18,970  AMERICAN EXPRESS COMPANY                                                                                    986,819
      13,050  CAPITAL ONE FINANCIAL CORPORATION                                                                           616,743
      30,875  CAPITALSOURCE INCORPORATED<<                                                                                543,091

                                                                                                                        2,866,005
                                                                                                                    -------------

92 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION: 2.57%
      22,175  CHESAPEAKE ENERGY CORPORATION                                                                         $     869,260
      30,875  HALLIBURTON COMPANY                                                                                       1,170,471
       6,900  TIDEWATER INCORPORATED                                                                                      378,534

                                                                                                                        2,418,265
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 13.32%
      35,900  CHEVRON CORPORATION                                                                                       3,350,547
      34,200  CONOCOPHILLIPS<<                                                                                          3,019,860
      48,289  Exxon Mobil Corporation                                                                                   4,524,196
      17,575  Marathon Oil Corporation                                                                                  1,069,615
       8,125  Valero Energy Corporation                                                                                   568,994

                                                                                                                       12,533,212
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.62%
       2,534  Ameriprise Financial Incorporated                                                                           139,649
       3,375  Goldman Sachs Group Incorporated                                                                            725,794
      10,675  Lehman Brothers Holdings Incorporated<<                                                                     698,572
       8,150  Merrill Lynch & Company Incorporated                                                                        437,492
      26,410  Morgan Stanley                                                                                            1,402,635

                                                                                                                        3,404,142
                                                                                                                    -------------
TOBACCO PRODUCTS: 1.36%
      16,870  Altria Group Incorporated                                                                                 1,275,035
                                                                                                                    -------------
TRANSPORTATION EQUIPMENT: 3.36%
      28,233  Honeywell International Incorporated                                                                      1,738,306
      18,600  United Technologies Corporation                                                                           1,423,644

                                                                                                                        3,161,950
                                                                                                                    -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.35%
      10,540  Sysco Corporation                                                                                           328,950
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $74,722,716)                                                                                 92,761,730
                                                                                                                    -------------

   PRINCIPAL                                                                     INTEREST RATE     MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 6.24%

COLLATERAL INVESTED IN OTHER ASSETS: 6.24%
$     36,019  BANCO SANTANDER TOTTA LOAN+++/-                                        5.04%           10/15/2008            35,965
      36,019  BANK OF IRELAND+++/-                                                   4.86            10/14/2008            35,980
     129,669  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
              $129,702)                                                              4.65            01/02/2008           129,669
      72,039  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $72,057)               4.55            01/02/2008            72,038
     381,804  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $381,902)                               4.60            01/02/2008           381,804
      28,815  BNP PARIBAS+/-                                                         4.84            11/07/2008            28,766
      72,039  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $72,057)                                                         4.58            01/02/2008            72,038
      36,019  CAFCO LLC                                                              5.41            01/09/2008            35,985
     100,854  CHARIOT FUNDING LLC++                                                  5.61            01/16/2008           100,669
      93,650  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.61            02/25/2008            84,285
      72,039  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.67            05/19/2008            64,835
     546,621  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $546,761)                                                        4.62            01/02/2008           546,621
       7,204  COMERICA BANK+/-                                                       5.24            02/08/2008             7,199
     410,479  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $410,584)                               4.60            01/02/2008           410,479


Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 93


VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     36,019  CULLINAN FINANCE CORPORATION+++/-                                      4.57%           02/12/2008     $      35,980
     108,058  CULLINAN FINANCE CORPORATION+++/-                                      4.57            08/04/2008           107,468
      86,446  CULLINAN FINANCE CORPORATION+++/-                                      4.85            02/25/2008            86,446
     324,173  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $324,255)                                                        4.58            01/02/2008           324,173
     144,077  FIVE FINANCE INCORPORATED+++/-                                         5.18            07/09/2008           143,063
      87,887  GALLEON CAPITAL LLC++                                                  4.60            01/02/2008            87,887
     100,854  GOVCO LLC++                                                            4.41            01/25/2008           100,560
      60,512  GOVCO LLC                                                              5.30            01/03/2008            60,505
      21,612  GRAMPIAN FUNDING LIMITED                                               5.11            01/03/2008            21,609
     280,950  GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $281,021)                                              4.57            01/02/2008           280,950
      14,408  HARRIER FINANCE FUNDING LLC+/-                                         4.88            04/25/2008            14,408
      36,019  HARRIER FINANCE FUNDING LLC+++/-                                       5.20            01/11/2008            36,013
      93,650  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.10            08/16/2008            93,650
      36,019  INTESA BANK (IRELAND) PLC+++/-                                         4.88            10/24/2008            35,974
     763,608  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $763,804)                                              4.62            01/02/2008           763,608
      11,526  JUPITER SECURITIZATION CORPORATION                                     5.41            01/17/2008            11,504
      82,844  KESTREL FUNDING US LLC+++/-                                            4.84            02/25/2008            82,830
      14,408  KESTREL FUNDING US LLC+/-                                              4.88            04/25/2008            14,408
      72,039  LINKS FINANCE LLC+++/-                                                 4.57            08/15/2008            71,213
     106,617  LIQUID FUNDING LIMITED+++/-                                            5.11            06/11/2008           106,702
       6,664  MORGAN STANLEY+/-                                                      5.15            10/15/2008             6,664
     638,005  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $638,168)                                              4.58            01/02/2008           638,005
      72,039  NORTHERN ROCK PLC+++/-                                                 5.27            10/03/2008            71,350
       5,828  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.05            03/22/2008             5,828
      51,868  SEDNA FINANCE INCORPORATED+++/-                                        5.21            04/10/2008            51,703
      11,526  SHEFFIELD RECEIVABLES CORPORATION++                                    5.85            01/04/2008            11,523
      36,740  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.10            04/11/2008            36,740
      28,095  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.82            02/29/2008            28,074
      36,019  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.22            02/04/2008            36,003
      28,815  SLM CORPORATION+++/-                                                   5.23            05/12/2008            28,645
      72,039  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           4.88            02/15/2008            71,569
      44,664  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           5.23            04/03/2008            44,227
      15,475  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.51            01/18/2008            15,443
       8,329  THE TRAVELERS INSURANCE COMPANY+/-                                     5.31            02/08/2008             8,329
      36,019  UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.05            10/14/2008            35,982
      36,019  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.26            10/08/2008            35,988
      92,209  VERSAILLES CDS LLC++                                                   6.15            01/04/2008            92,184
      61,953  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.57            07/28/2008            60,482
      36,019  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.60            08/07/2008            36,019
      72,039  WHITE PINE FINANCE LLC+++/-(K)                                         4.98            02/22/2008            71,840

                                                                                                                        5,871,882
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,882,123)                                                               5,871,882
                                                                                                                    -------------

94 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 1.38%
   1,300,460  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $   1,300,460

TOTAL SHORT-TERM INVESTMENTS (COST $1,300,460)                                                                          1,300,460
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $81,905,299)*                                            106.20%                                              $  99,934,072

OTHER ASSETS AND LIABILITIES, NET                               (6.20)                                                 (5,837,540)
                                                               ------                                               -------------

TOTAL NET ASSETS                                               100.00%                                              $  94,096,532
                                                               ------                                               -------------

--------------------------------------------------------------------------------

  +   Non-income earning securities.

 <<   All or a portion of this security is on loan.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(K) Subsequent to December 31, 2007, this security has been classified as a defaulted security.

+++   Security of an affiliate of the Fund with a cost of $1,300,460.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)   Illiquid security.

  * Cost for federal income tax purposes is $82,007,839 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                 $ 22,113,795
      Gross unrealized depreciation                   (4,187,562)
                                                    ------------
      Net unrealized appreciation (depreciation)    $ 17,926,233

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 95


VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.16%

AUSTRALIA: 7.57%
      70,231  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                $     451,807
      19,389  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      536,427
      17,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            493,557
      10,418  RIO TINTO LIMITED (METAL MINING)                                                                          1,211,960
      21,923  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                       269,395
       9,155  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           401,280

                                                                                                                        3,364,426
                                                                                                                    -------------
BELGIUM: 1.03%
       5,200  DELHAIZE GROUP (FOOD STORES)                                                                                456,499
                                                                                                                    -------------
FINLAND: 2.54%
      10,700  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                              480,650
      16,900  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 649,253

                                                                                                                        1,129,903
                                                                                                                    -------------
FRANCE: 14.63%
       2,800  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             601,421
       6,596  ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                       512,212
       3,500  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      290,826
       3,885  CARREFOUR SA (FOOD STORES)                                                                                  302,381
       4,944  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   565,240
       3,674  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     444,000
       3,319  PPR SA (APPAREL & ACCESSORY STORES)                                                                         533,129
      11,470  PUBLICIS GROUPE (COMMUNICATIONS)                                                                            448,743
       5,800  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                             530,934
       5,917  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           470,646
      11,000  TOTAL SA (OIL & GAS EXTRACTION)                                                                             910,805
       1,200  VALLOUREC (HEALTH SERVICES)                                                                                 324,555
      12,483  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       573,133

                                                                                                                        6,508,025
                                                                                                                    -------------
GERMANY: 8.34%
       2,400  ALLIANZ SE (INSURANCE CARRIERS)                                                                             517,055
      11,400  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                    272,551
       5,300  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                               513,676
       3,600  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  470,070
      11,094  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        244,173
       3,100  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 659,039
       9,317  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                           324,812
       3,100  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                              492,908
       7,644  SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)+                                                                   215,573

                                                                                                                        3,709,857
                                                                                                                    -------------
GREECE: 1.02%
      12,567  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                     455,085
                                                                                                                    -------------
HONG KONG: 6.60%
      55,000  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         372,670
      27,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  493,275
      27,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                           478,899
     277,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                            155,780
     129,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                  576,379

96 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
HONG KONG (continued)
      24,560  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                         $     515,847
      57,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                             340,707

                                                                                                                        2,933,557
                                                                                                                    -------------
IRELAND: 0.54%
      30,510  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                  240,980
                                                                                                                    -------------
ITALY: 2.17%
      14,707  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           536,752
      52,100  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           428,544

                                                                                                                          965,296
                                                                                                                    -------------
JAPAN: 19.13%
      31,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)+                                                         215,989
          47  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      386,600
       5,200  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             504,130
      41,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    274,268
      14,300  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                                                  424,495
          41  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                         444,955
      33,600  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                         452,610
      15,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               450,944
      21,900  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                  592,717
      34,000  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       320,617
      26,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                560,728
       8,100  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
              COMPUTER EQUIPMENT)                                                                                         465,139
      31,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              504,278
      27,400  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  459,083
       8,400  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  274,809
      40,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      427,535
       8,700  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            541,063
      80,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
              EQUIPMENT)                                                                                                  365,836
      11,700  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                   623,127
       9,100  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     217,786

                                                                                                                        8,506,709
                                                                                                                    -------------
NETHERLANDS: 3.31%
      12,622  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                           398,526
      12,000  ING GROEP NV (FINANCIAL SERVICES)                                                                           467,585
       1,869  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              73,043
      16,200  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                532,907

                                                                                                                        1,472,061
                                                                                                                    -------------
RUSSIA: 1.67%
       5,488  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                           473,614
      26,444  VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                     269,729

                                                                                                                          743,343
                                                                                                                    -------------
SINGAPORE: 0.66%
      68,000  CAPITALAND LIMITED (REAL ESTATE)                                                                            292,563
                                                                                                                    -------------
SPAIN: 2.66%
      11,418  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  309,653
      27,000  TELEFONICA SA (COMMUNICATIONS)                                                                              875,241

                                                                                                                        1,184,894
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 97


VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SWEDEN: 1.00%
      12,300  SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                    $     230,193
      91,000  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    212,993

                                                                                                                          443,186
                                                                                                                    -------------
SWITZERLAND: 6.98%
      11,500  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    692,249
       3,900  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             415,742
      11,700  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   639,842
       4,800  ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                             829,756
       1,789  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           525,047

                                                                                                                        3,102,636
                                                                                                                    -------------
TAIWAN: 0.64%
      28,642  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC &
              OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                         285,274
                                                                                                                    -------------
UNITED KINGDOM: 17.67%
      42,850  AVIVA PLC (INSURANCE CARRIERS)                                                                              571,082
      33,877  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     336,192
      37,100  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      374,685
      37,993  BP PLC (OIL & GAS EXTRACTION)                                                                               464,284
      43,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               528,934
      22,000  EASYJET PLC (TRANSPORTATION BY AIR)+                                                                        267,217
      26,290  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           667,676
       7,184  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                           268,159
     195,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                              506,490
      34,522  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         572,537
       5,421  RIO TINTO PLC (METAL MINING)                                                                                570,519
      57,863  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                  628,047
      13,400  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        565,681
      29,000  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                          425,353
      12,753  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          255,853
     192,497  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                         722,618
       9,167  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            134,780

                                                                                                                        7,860,107
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $36,183,622)                                                                                 43,654,401
                                                                                                                    -------------

   PRINCIPAL                                                                    INTEREST RATE      MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 0.08%

COLLATERAL INVESTED IN OTHER ASSETS: 0.08%
$        208  BANCO SANTANDER TOTTA LOAN+++/-                                        5.04%           10/15/2008               208
         208  BANK OF IRELAND+++/-                                                   4.86            10/14/2008               208
         749  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $749)                                                            4.65            01/02/2008               749
         416  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $416)                  4.55            01/02/2008               416
       2,206  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $2,207)                                 4.60            01/02/2008             2,206
         167  BNP PARIBAS+/-                                                         4.84            11/07/2008               166
         416  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $416)                                                            4.58            01/02/2008               416
         208  CAFCO LLC                                                              5.41            01/09/2008               208
         583  CHARIOT FUNDING LLC++                                                  5.61            01/16/2008               582
         541  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.61            02/25/2008               487
         416  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.67            05/19/2008               375

98 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      3,159  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $3,160)                                                          4.62%           01/02/2008     $       3,159
          42  COMERICA BANK+/-                                                       5.24            02/08/2008                42
       2,372  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $2,373)                                 4.60            01/02/2008             2,372
         208  CULLINAN FINANCE CORPORATION+++/-                                      4.57            02/12/2008               208
         624  CULLINAN FINANCE CORPORATION+++/-                                      4.57            08/04/2008               621
         500  CULLINAN FINANCE CORPORATION+++/-                                      4.85            02/25/2008               500
       1,873  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,873)                                                4.58            01/02/2008             1,873
         833  FIVE FINANCE INCORPORATED+++/-                                         5.18            07/09/2008               827
         508  GALLEON CAPITAL LLC++                                                  4.60            01/02/2008               508
         583  GOVCO LLC++                                                            4.41            01/25/2008               581
         350  GOVCO LLC                                                              5.30            01/03/2008               350
         125  GRAMPIAN FUNDING LIMITED                                               5.11            01/03/2008               125
       1,624  GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,624)                                                4.57            01/02/2008             1,624
          83  HARRIER FINANCE FUNDING LLC+/-                                         4.88            04/25/2008                83
         208  HARRIER FINANCE FUNDING LLC+++/-                                       5.20            01/11/2008               208
         541  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.10            08/16/2008               541
         208  INTESA BANK (IRELAND) PLC+++/-                                         4.88            10/24/2008               208
       4,413  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,414)                                                4.62            01/02/2008             4,413
          67  JUPITER SECURITIZATION CORPORATION                                     5.41            01/17/2008                66
         479  KESTREL FUNDING US LLC+++/-                                            4.84            02/25/2008               479
          83  KESTREL FUNDING US LLC+/-                                              4.88            04/25/2008                83
         416  LINKS FINANCE LLC+++/-                                                 4.57            08/15/2008               412
         616  LIQUID FUNDING LIMITED+++/-                                            5.11            06/11/2008               617
          39  MORGAN STANLEY+/-                                                      5.15            10/15/2008                39
       3,687  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $3,688)                                                4.58            01/02/2008             3,687
         416  NORTHERN ROCK PLC+++/-                                                 5.27            10/03/2008               412
          34  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.05            03/22/2008                34
         300  SEDNA FINANCE INCORPORATED+++/-                                        5.21            04/10/2008               299
          67  SHEFFIELD RECEIVABLES CORPORATION++                                    5.85            01/04/2008                67
         212  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.10            04/11/2008               212
         162  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.82            02/29/2008               162
         208  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.22            02/04/2008               208
         167  SLM CORPORATION+++/-                                                   5.23            05/12/2008               166
         416  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           4.88            02/15/2008               414
         258  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           5.23            04/03/2008               256
          89  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.51            01/18/2008                89
          48  THE TRAVELERS INSURANCE COMPANY+/-                                     5.31            02/08/2008                48
         208  UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.05            10/14/2008               208
         208  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.26            10/08/2008               208
         533  VERSAILLES CDS LLC++                                                   6.15            01/04/2008               533
         358  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.57            07/28/2008               350
         208  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.60            08/07/2008               208
         416  WHITE PINE FINANCE LLC+++/-(K)                                         4.98            02/22/2008               412

                                                                                                                           33,933
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $34,018)                                                                     33,933
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                   Wells Fargo Advantage Variable Trust Funds 99


VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 1.61%
     715,845  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $     715,845

TOTAL SHORT-TERM INVESTMENTS (COST $715,845)                                                                              715,845
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $36,933,485)*                                             99.85%                                              $  44,404,179

OTHER ASSETS AND LIABILITIES, NET                                0.15                                                      65,969
                                                               ------                                               -------------

TOTAL NET ASSETS                                               100.00%                                              $  44,470,148
                                                               ------                                               -------------

--------------------------------------------------------------------------------

  +   Non-income earning securities.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(K) Subsequent to December 31, 2007, this security has been classified as a defaulted security.

+++   Security of an affiliate of the Fund with a cost of $715,845.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)   Illiquid security.

  * Cost for federal income tax purposes is $36,980,699 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                     $ 9,488,063
      Gross unrealized depreciation                      (2,064,583)
                                                        -----------
      Net unrealized appreciation (depreciation)        $ 7,423,480

      The accompanying notes are an integral part of these financial statements.

100 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.25%

APPAREL & ACCESSORY STORES: 1.37%
      13,000  GAP INCORPORATED                                                                                      $     276,640
                                                                                                                    -------------
BIOPHARMACEUTICALS: 3.23%
      14,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                  650,720
                                                                                                                    -------------
BUSINESS SERVICES: 5.92%
      23,550  MICROSOFT CORPORATION                                                                                       838,380
      22,000  SYMANTEC CORPORATION+                                                                                       355,080

                                                                                                                        1,193,460
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 6.88%
       1,400  JOHNSON & JOHNSON                                                                                            93,380
      29,600  PFIZER INCORPORATED                                                                                         672,808
      14,000  WYETH                                                                                                       618,660

                                                                                                                        1,384,848
                                                                                                                    -------------
COMMUNICATIONS: 2.99%
      33,200  COMCAST CORPORATION CLASS A+                                                                                601,584
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 12.99%
      15,800  BANK OF AMERICA CORPORATION                                                                                 651,908
      18,200  CITIGROUP INCORPORATED                                                                                      535,808
      14,100  JPMORGAN CHASE & COMPANY                                                                                    615,465
      33,500  WESTERN UNION COMPANY                                                                                       813,380

                                                                                                                        2,616,561
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.72%
      16,000  ANALOG DEVICES INCORPORATED                                                                                 507,200
      17,300  CISCO SYSTEMS INCORPORATED+                                                                                 468,311
      18,600  GENERAL ELECTRIC COMPANY                                                                                    689,502
      22,200  NOVELLUS SYSTEMS INCORPORATED<<+                                                                            612,054
       7,650  TYCO ELECTRONICS LIMITED                                                                                    284,045

                                                                                                                        2,561,112
                                                                                                                    -------------
GENERAL MERCHANDISE STORES: 4.03%
      17,100  WAL-MART STORES INCORPORATED                                                                                812,763
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.68%
       6,500  3M COMPANY                                                                                                  548,080
      26,000  DELL INCORPORATED+                                                                                          637,260
      21,100  INTEL CORPORATION                                                                                           562,526

                                                                                                                        1,747,866
                                                                                                                    -------------
INSURANCE CARRIERS: 3.73%
      12,900  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   752,070
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.18%
      19,000  COVIDIEN LIMITED                                                                                            841,510
                                                                                                                    -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.35%
      17,000  TYCO INTERNATIONAL LIMITED                                                                                  674,050
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 101


VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL: 4.29%
      21,500  OFFICE DEPOT INCORPORATED+                                                                            $     299,065
      24,500  STAPLES INCORPORATED                                                                                        565,215

                                                                                                                          864,280
                                                                                                                    -------------
MOTION PICTURES: 3.69%
      45,000  TIME WARNER INCORPORATED                                                                                    742,950
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.85%
      11,300  DISCOVER FINANCIAL SERVICES                                                                                 170,404
                                                                                                                    -------------
OIL & GAS EXTRACTION: 3.71%
       8,400  DEVON ENERGY CORPORATION                                                                                    746,844
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.39%
       8,650  CHEVRON CORPORATION                                                                                         807,305
      10,000  CONOCOPHILLIPS                                                                                              883,000

                                                                                                                        1,690,305
                                                                                                                    -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.50%
       6,900  MCGRAW-HILL COMPANIES INCORPORATED                                                                          302,289
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.28%
      11,900  MERRILL LYNCH & COMPANY INCORPORATED                                                                        638,792
      11,800  MORGAN STANLEY                                                                                              626,698

                                                                                                                        1,265,490
                                                                                                                    -------------
SEMICONDUCTORS: 0.47%
       9,500  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                       94,620
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $19,722,822)                                                                                 19,990,366
                                                                                                                    -------------

   PRINCIPAL                                                                    INTEREST RATE      MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 2.11%

COLLATERAL INVESTED IN OTHER ASSETS: 2.11%
$      2,601  BANCO SANTANDER TOTTA LOAN+++/-                                        5.04%           10/15/2008             2,598
       2,601  BANK OF IRELAND+++/-                                                   4.86            10/14/2008             2,599
       9,365  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $9,367)                                                          4.65            01/02/2008             9,365
       5,203  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $5,204)                4.55            01/02/2008             5,203
      27,576  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $27,583)                                4.60            01/02/2008            27,576
       2,081  BNP PARIBAS+/-                                                         4.84            11/07/2008             2,078
       5,203  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $5,204)                                                          4.58            01/02/2008             5,203
       2,601  CAFCO LLC                                                              5.41            01/09/2008             2,599
       7,284  CHARIOT FUNDING LLC++                                                  5.61            01/16/2008             7,271
       6,764  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.61            02/25/2008             6,087
       5,203  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.67            05/19/2008             4,683
      39,480  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $39,490)                                                         4.62            01/02/2008            39,480
         520  COMERICA BANK+/-                                                       5.24            02/08/2008               520
      29,647  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $29,655)                                4.60            01/02/2008            29,647
       2,601  CULLINAN FINANCE CORPORATION+++/-                                      4.57            02/12/2008             2,599
       7,804  CULLINAN FINANCE CORPORATION+++/-                                      4.57            08/04/2008             7,762
       6,244  CULLINAN FINANCE CORPORATION+++/-                                      4.85            02/25/2008             6,244
      23,413  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $23,419)                                               4.58            01/02/2008            23,413
      10,406  FIVE FINANCE INCORPORATED+++/-                                         5.18            07/09/2008            10,333

102 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      6,348  GALLEON CAPITAL LLC++                                                  4.60%           01/02/2008     $       6,348
       7,284  GOVCO LLC++                                                            4.41            01/25/2008             7,263
       4,371  GOVCO LLC                                                              5.30            01/03/2008             4,370
       1,561  GRAMPIAN FUNDING LIMITED                                               5.11            01/03/2008             1,561
      20,292  GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $20,297)                                               4.57            01/02/2008            20,292
       1,041  HARRIER FINANCE FUNDING LLC+/-                                         4.88            04/25/2008             1,041
       2,601  HARRIER FINANCE FUNDING LLC+++/-                                       5.20            01/11/2008             2,601
       6,764  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.10            08/16/2008             6,764
       2,601  INTESA BANK (IRELAND) PLC+++/-                                         4.88            10/24/2008             2,598
      55,152  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $55,166)                                               4.62            01/02/2008            55,152
         832  JUPITER SECURITIZATION CORPORATION                                     5.41            01/17/2008               831
       5,983  KESTREL FUNDING US LLC+++/-                                            4.84            02/25/2008             5,982
       1,041  KESTREL FUNDING US LLC+/-                                              4.88            04/25/2008             1,041
       5,203  LINKS FINANCE LLC+++/-                                                 4.57            08/15/2008             5,143
       7,700  LIQUID FUNDING LIMITED+++/-                                            5.11            06/11/2008             7,707
         481  MORGAN STANLEY+/-                                                      5.15            10/15/2008               481
      46,080  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $46,092)                                               4.58            01/02/2008            46,080
       5,203  NORTHERN ROCK PLC+++/-                                                 5.27            10/03/2008             5,153
         421  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.05            03/22/2008               421
       3,746  SEDNA FINANCE INCORPORATED+++/-                                        5.21            04/10/2008             3,734
         832  SHEFFIELD RECEIVABLES CORPORATION++                                    5.85            01/04/2008               832
       2,654  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.10            04/11/2008             2,654
       2,029  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.82            02/29/2008             2,028
       2,601  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.22            02/04/2008             2,600
       2,081  SLM CORPORATION+++/-                                                   5.23            05/12/2008             2,069
       5,203  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           4.88            02/15/2008             5,169
       3,226  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           5.23            04/03/2008             3,194
       1,118  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.51            01/18/2008             1,115
         602  THE TRAVELERS INSURANCE COMPANY+/-                                     5.31            02/08/2008               602
       2,601  UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.05            10/14/2008             2,599
       2,601  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.26            10/08/2008             2,599
       6,660  VERSAILLES CDS LLC++                                                   6.15            01/04/2008             6,658
       4,475  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.57            07/28/2008             4,368
       2,601  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.60            08/07/2008             2,601
       5,203  WHITE PINE FINANCE LLC+++/-(K)                                         4.98            02/22/2008             5,185
                                                                                                                          424,096
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $425,100)                                                                   424,096
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 103


VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 0.70%
     140,645  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $     140,645
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $140,645)                                                                              140,645
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $20,288,567)*                               102.06%                                                           $  20,555,107

OTHER ASSETS AND LIABILITIES, NET                  (2.06)                                                                (414,145)
                                                  ------                                                            -------------

TOTAL NET ASSETS                                  100.00%                                                           $  20,140,962
                                                  ------                                                            -------------

--------------------------------------------------------------------------------

 <<   All or a portion of this security is on loan.

  +   Non-income earning securities.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(K) Subsequent to December 31, 2007, this security has been classified as a defaulted security.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)   Illiquid security.

+++   Security of an affiliate of the Fund with a cost of $140,645.

  * Cost for federal income tax purposes is $20,340,991 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $  1,675,098
      Gross unrealized depreciation                  (1,460,982)
                                                   ------------
      Net unrealized appreciation (depreciation)   $    214,116

      The accompanying notes are an integral part of these financial statements.

104 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.22%

APPAREL & ACCESSORY STORES: 1.37%
      29,600  KOHL'S CORPORATION+                                                                                   $   1,355,680
                                                                                                                    -------------
BIOPHARMACEUTICALS: 4.78%
      41,800  GENENTECH INCORPORATED+                                                                                   2,803,526
      25,900  GENZYME CORPORATION+                                                                                      1,927,996

                                                                                                                        4,731,522
                                                                                                                    -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.21%
      45,700  FASTENAL COMPANY<<                                                                                        1,847,194
     102,600  LOWE'S COMPANIES INCORPORATED                                                                             2,320,812

                                                                                                                        4,168,006
                                                                                                                    -------------
BUSINESS SERVICES: 19.05%
      27,700  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    1,233,481
     128,800  EBAY INCORPORATED+                                                                                        4,274,872
       9,000  GOOGLE INCORPORATED CLASS A+                                                                              6,223,320
     200,670  MICROSOFT CORPORATION                                                                                     7,143,852

                                                                                                                       18,875,525
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 1.74%
      37,100  AMGEN INCORPORATED+                                                                                       1,722,924
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 1.14%
      46,500  WESTERN UNION COMPANY                                                                                     1,129,020
                                                                                                                    -------------
E-COMMERCE/SERVICES: 0.15%
       1,600  AMAZON.COM INCORPORATED+                                                                                    148,224
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 15.30%
     178,800  CISCO SYSTEMS INCORPORATED+                                                                               4,840,116
      51,900  LINEAR TECHNOLOGY CORPORATION                                                                             1,651,977
     160,100  NOKIA OYJ ADR                                                                                             6,146,239
      75,400  TEXAS INSTRUMENTS INCORPORATED                                                                            2,518,360

                                                                                                                       15,156,692
                                                                                                                    -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.53%
      96,450  PAYCHEX INCORPORATED                                                                                      3,493,419
                                                                                                                    -------------
GENERAL MERCHANDISE STORES: 5.18%
      72,900  TARGET CORPORATION                                                                                        3,645,000
      31,200  WAL-MART STORES INCORPORATED                                                                              1,482,936

                                                                                                                        5,127,936
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.59%
      70,300  EMC CORPORATION+                                                                                          1,302,659
     121,600  INTEL CORPORATION                                                                                         3,241,856

                                                                                                                        4,544,515
                                                                                                                    -------------
INSURANCE CARRIERS: 3.12%
      53,075  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 3,094,273
                                                                                                                    -------------
MEDICAL EQUIPMENT & SUPPLIES: 5.03%
      99,175  MEDTRONIC INCORPORATED                                                                                    4,985,527
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 105


VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL: 1.38%
      14,800  AMAZON COM INCORPORATED+                                                                              $   1,371,072
                                                                                                                    -------------
PERSONAL SERVICES: 1.01%
      29,900  CINTAS CORPORATION                                                                                        1,005,238
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 23.51%
     230,750  CHARLES SCHWAB CORPORATION                                                                                5,895,663
       2,400  CME GROUP INCORPORATED                                                                                    1,646,400
      29,700  FRANKLIN RESOURCES INCORPORATED                                                                           3,398,571
      40,825  GOLDMAN SACHS GROUP INCORPORATED                                                                          8,779,416
      18,800  LEGG MASON INCORPORATED                                                                                   1,375,220
      36,100  T. ROWE PRICE GROUP INCORPORATED                                                                          2,197,768

                                                                                                                       23,293,038
                                                                                                                    -------------
TRANSPORTATION SERVICES: 3.13%
      31,500  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                      1,704,780
      31,200  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                       1,394,015

                                                                                                                        3,098,795
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $81,984,089)                                                                                 97,301,406
                                                                                                                    -------------

   PRINCIPAL                                                                    INTEREST RATE      MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 1.96%

COLLATERAL INVESTED IN OTHER ASSETS: 1.96%
$     11,913  BANCO SANTANDER TOTTA LOAN+++/-                                        5.04%           10/15/2008            11,895
      11,913  BANK OF IRELAND+++/-                                                   4.86            10/14/2008            11,900
      42,887  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $42,898)                                                         4.65            01/02/2008            42,887
      23,826  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $23,832)               4.55            01/02/2008            23,826
     126,278  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED(MATURITY VALUE $126,310)                                4.60            01/02/2008           126,278
       9,530  BNP PARIBAS+/-                                                         4.84            11/07/2008             9,514
      23,826  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $23,832)                                               4.58            01/02/2008            23,826
      11,913  CAFCO LLC                                                              5.41            01/09/2008            11,902
      33,356  CHARIOT FUNDING LLC++                                                  5.61            01/16/2008            33,295
      30,974  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.61            02/25/2008            27,876
      23,826  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.67            05/19/2008            21,443
     180,789  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $180,835)                                                        4.62            01/02/2008           180,789
       2,383  COMERICA BANK+/-                                                       5.24            02/08/2008             2,381
     135,762  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $135,797)                               4.60            01/02/2008           135,762
      11,913  CULLINAN FINANCE CORPORATION+++/-                                      4.57            02/12/2008            11,900
      35,739  CULLINAN FINANCE CORPORATION+++/-                                      4.57            08/04/2008            35,544
      28,591  CULLINAN FINANCE CORPORATION+++/-                                      4.85            02/25/2008            28,591
     107,217  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $107,244)                                              4.58            01/02/2008           107,217
      47,652  FIVE FINANCE INCORPORATED+++/-                                         5.18            07/09/2008            47,317
      29,068  GALLEON CAPITAL LLC++                                                  4.60            01/02/2008            29,068
      33,356  GOVCO LLC++                                                            4.41            01/25/2008            33,259
      20,014  GOVCO LLC                                                              5.30            01/03/2008            20,011
       7,148  GRAMPIAN FUNDING LIMITED                                               5.11            01/03/2008             7,147
      92,921  GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY  VALUE $92,945)                                              4.57            01/02/2008            92,921
       4,765  HARRIER FINANCE FUNDING LLC+/-                                         4.88            04/25/2008             4,765
      11,913  HARRIER FINANCE FUNDING LLC+++/-                                       5.20            01/11/2008            11,911
      30,974  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.10            08/16/2008            30,974

106 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     11,913  INTESA BANK (IRELAND) PLC+++/-                                         4.88%           10/24/2008     $      11,898
     252,556  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $252,621)                                              4.62            01/02/2008           252,556
       3,812  JUPITER SECURITIZATION CORPORATION                                     5.41            01/17/2008             3,805
      27,400  KESTREL FUNDING US LLC+++/-                                            4.84            02/25/2008            27,395
       4,765  KESTREL FUNDING US LLC+/-                                              4.88            04/25/2008             4,765
      23,826  LINKS FINANCE LLC+++/-                                                 4.57            08/15/2008            23,553
      35,262  LIQUID FUNDING LIMITED+++/-                                            5.11            06/11/2008            35,291
       2,204  MORGAN STANLEY+/-                                                      5.15            10/15/2008             2,204
     211,014  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $211,068)                                              4.58            01/02/2008           211,014
      23,826  NORTHERN ROCK PLC+++/-                                                 5.27            10/03/2008            23,598
       1,928  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.05            03/22/2008             1,928
      17,155  SEDNA FINANCE INCORPORATED+++/-                                        5.21            04/10/2008            17,100
       3,812  SHEFFIELD RECEIVABLES CORPORATION++                                    5.85            01/04/2008             3,811
      12,151  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.10            04/11/2008            12,151
       9,292  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.82            02/29/2008             9,285
      11,913  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.22            02/04/2008            11,908
       9,530  SLM CORPORATION+++/-                                                   5.23            05/12/2008             9,474
      23,826  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           4.88            02/15/2008            23,671
      14,772  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           5.23            04/03/2008            14,627
       5,118  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.51            01/18/2008             5,108
       2,755  THE TRAVELERS INSURANCE COMPANY+/-                                     5.31            02/08/2008             2,755
      11,913  UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.05            10/14/2008            11,901
      11,913  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.26            10/08/2008            11,903
      30,497  VERSAILLES CDS LLC++                                                   6.15            01/04/2008            30,489
      20,490  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.57            07/28/2008            20,003
      11,913  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.60            08/07/2008            11,913
      23,826  WHITE PINE FINANCE LLC+++/-(K)                                         4.98            02/22/2008            23,760

                                                                                                                        1,942,065
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,947,094)                                                               1,942,065
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 107


VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 0.82%
     816,369  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $     816,369

TOTAL SHORT-TERM INVESTMENTS (COST $816,369)                                                                              816,369
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $84,747,552)*                                             101.00%                                             $ 100,059,840

OTHER ASSETS AND LIABILITIES, NET                                (1.00)                                                  (994,485)
                                                                ------                                              -------------

TOTAL NET ASSETS                                                100.00%                                             $  99,065,355
                                                                ------                                              -------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $816,369.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(K) Subsequent to December 31, 2007, this security has been classified as a defaulted security.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)   Illiquid security.

* Cost for federal income tax purposes is $85,821,143 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                  $20,758,264
      Gross unrealized depreciation                   (6,519,567)
                                                     -----------
      Net unrealized appreciation (depreciation)     $14,238,697

      The accompanying notes are an integral part of these financial statements.

108 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT MONEY MARKET FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CERTIFICATES OF DEPOSIT: 3.95%
  $  500,000  BANK OF SCOTLAND PLC (NEW YORK)+/-                                     5.37%           11/10/2008     $     500,000
     500,000  BARCLAYS BANK PLC (NEW YORK)                                           5.20            04/10/2008           500,000
     250,000  NATIXIS+/-                                                             4.40            03/06/2008           250,000
     250,000  ROYAL BANK OF CANADA (NEW YORK)+/-                                     4.97            04/16/2008           249,929
     250,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                   5.17            04/03/2008           249,984
     250,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                   5.17            07/03/2008           249,851

TOTAL CERTIFICATES OF DEPOSIT (COST $1,999,764)                                                                         1,999,764
                                                                                                                    -------------
COMMERCIAL PAPER: 45.66%
     250,000  ALPINE SECURITIZATION++                                                5.90            01/16/2008           249,426
     250,000  ALPINE SECURITIZATION++                                                6.00            01/22/2008           249,167
     250,000  ANZ NATIONAL INTERNATIONAL LIMITED++                                   4.62            04/25/2008           246,343
     250,000  AQUINAS FUNDING LLC++                                                  5.23            01/04/2008           249,927
     250,000  AQUINAS FUNDING LLC++                                                  5.02            02/19/2008           248,327
     500,000  ASPEN FUNDING CORPORATION++                                            4.91            02/12/2008           497,204
     100,000  ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.55            01/11/2008            99,861
     250,000  ATLANTIC ASSET SECURITIZATION CORPORATION++                            4.75            01/25/2008           249,241
     250,000  ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.95            01/31/2008           248,802
     250,000  BANK OF IRELAND++                                                      4.56            04/25/2008           246,390
     250,000  BARTON CAPITAL LLC++                                                   5.50            01/28/2008           249,007
     500,000  BEAR STEARNS COMPANY INCORPORATED                                      5.00            01/02/2008           500,000
     250,000  CAFCO LLC++                                                            5.85            03/05/2008           247,441
     500,000  CANCARA ASSET SECURITIZATION LLC++                                     5.21            01/15/2008           499,059
     250,000  CHARIOT FUNDING LLC++                                                  5.80            01/08/2008           249,758
     150,000  CITIBANK OMNI MASTER TRUST++                                           5.70            01/11/2008           149,786
     300,000  CITIBANK OMNI MASTER TRUST++                                           5.70            01/22/2008           299,050
     500,000  CLIPPER RECEIVABLES COMPANY LLC++                                      5.60            01/08/2008           499,533
     500,000  CLIPPER RECEIVABLES COMPANY LLC++                                      5.60            01/09/2008           499,456
     175,000  EBBETS FUNDING LLC++                                                   6.10            01/22/2008           174,407
     250,000  ELYSIAN FUNDING LLC++                                                  5.60            01/25/2008           249,106
     250,000  ERASMUS CAPITAL CORPORATION++                                          5.25            01/07/2008           249,818
     250,000  ERASMUS CAPITAL CORPORATION++                                          6.20            01/11/2008           249,613
     500,000  ERASMUS CAPITAL CORPORATION++                                          5.28            01/18/2008           498,827
     500,000  FAIRWAY FINANCE CORPORATION++                                          5.75            01/11/2008           499,281
     250,000  FALCON ASSET SECURITIZATION COMPANY LLC++                              5.95            01/30/2008           248,843
     500,000  FALCON ASSET SECURITIZATION CORPORATION LLC++                          5.32            01/25/2008           498,301
     250,000  GALAXY FUNDING INCORPORATED++                                          4.89            01/24/2008           249,253
     350,000  GALLEON CAPITAL LLC++                                                  5.65            01/02/2008           350,000
     350,000  GALLEON CAPITAL LLC++                                                  5.65            01/08/2008           349,670
     350,000  GALLEON CAPITAL LLC++                                                  5.65            01/09/2008           349,615
     100,000  GEMINI SECURITIES CORPORATION LLC++                                    5.35            01/09/2008            99,896
     100,000  GEMINI SECURITIES CORPORATION LLC++                                    5.35            01/10/2008            99,881
     250,000  GRAMPIAN FUNDING LLC++                                                 5.23            01/07/2008           249,818
     250,000  GRAMPIAN FUNDING LLC++                                                 5.04            01/23/2008           249,265
     200,000  GRAMPIAN FUNDING LLC++                                                 5.12            04/08/2008           197,241
     250,000  IRISH LIFE & PERMANENT++                                               5.24            01/07/2008           249,818
     250,000  IRISH LIFE & PERMANENT++                                               5.07            02/14/2008           248,486
     250,000  JUPITER SECURITIES COMPANY LLC++                                       5.90            01/22/2008           249,181
     500,000  KESTREL FUNDING US LLC++                                               5.24            01/22/2008           498,544
     250,000  LIBERTY STREET FUNDING LLC++                                           6.25            01/16/2008           249,392
   1,000,000  LLOYDS TSB BANK PLC                                                    4.39            01/14/2008           998,537
     500,000  NATIONWIDE BUILDING SOCIETY++                                          5.01            02/01/2008           500,052
     500,000  NATIONWIDE BUILDING SOCIETY+/-++                                       5.16            01/17/2008           498,925
     250,000  NEWPORT FUNDING CORPORATION++                                          5.77            01/16/2008           249,439
     250,000  NIEUW AMSTERDAM RECEIVABLES++                                          5.03            01/23/2008           249,266

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 109


VT MONEY MARKET FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
 $   250,000  NIEUW AMSTERDAM RECEIVABLES++                                          4.82%           01/25/2008     $     249,230
     250,000  NIEUW AMSTERDAM RECEIVABLES++                                          5.35            02/21/2008           248,142
     250,000  NIEUW AMSTERDAM RECOVERY++                                             5.18            01/07/2008           249,820
     250,000  OLD LINE FUNDING LLC++                                                 5.97            01/22/2008           249,171
     500,000  OLD LINE FUNDING LLC++                                                 5.57            01/24/2008           498,298
     250,000  PARK AVENUE RECEIVABLES++                                              5.75            01/11/2008           249,641
     250,000  PERRY GLOBAL FUNDING LLC++                                             6.25            01/28/2008           248,872
     250,000  PRUDENTIAL PLC++                                                       5.12            01/17/2008           249,467
     250,000  RANGER FUNDING COMPANY LLC++                                           4.77            01/29/2008           249,106
     250,000  RANGER FUNDING CORPORATION LLC++                                       4.78            01/28/2008           249,137
     250,000  REGENCY MARKETS #1 LLC++                                               5.18            01/15/2008           249,532
     250,000  SCALDIS CAPITAL LLC++                                                  4.84            01/30/2008           249,059
     250,000  SCALDIS CAPITAL LLC++                                                  5.40            03/03/2008           247,713
     250,000  SOLITAIRE FUNDING LLC++                                                5.15            01/15/2008           249,535
     250,000  SURREY FUNDING CORPORATION++                                           4.75            01/25/2008           249,241
     500,000  SWEDBANK MORTGAGE AB                                                   5.17            01/09/2008           499,497
     250,000  SWEDISH NATIONAL HOUSING FINANCE++                                     4.95            01/23/2008           249,278
     500,000  THAMES ASSET GLOBAL SECURITIES++                                       6.05            01/11/2008           499,244
     250,000  THUNDER BAY FUNDING LLC++                                              5.57            01/24/2008           249,149
     500,000  THUNDER BAY FUNDING LLC++                                              4.90            02/04/2008           497,754
     250,000  THUNDER BAY FUNDING LLC++                                              5.30            02/21/2008           248,160
     500,000  TICONDEROGA FUNDING LLC++                                              5.45            01/30/2008           497,881
     500,000  VARIABLE FUNDING CAPITAL++                                             4.90            02/14/2008           497,074
     500,000  WESTPAC SECURITIES (NEW ZEALAND) LIMITED++                             5.17            01/10/2008           499,426
     250,000  YORKTOWN CAPITAL LLC++                                                 5.75            01/16/2008           249,441
     250,000  YORKTOWN CAPITAL LLC++                                                 4.73            01/29/2008           249,113
     250,000  YORKTOWN CAPITAL LLC++                                                 4.77            01/29/2008           249,105

TOTAL COMMERCIAL PAPER (COST $23,103,339)                                                                              23,103,339
                                                                                                                    -------------
CORPORATE BONDS & NOTES: 1.49%
     500,000  FLORIDA HURRICANE CATASTROPHE+/-                                       5.24            12/12/2008           500,000
     135,000  HSBC FINANCE CORPORATION                                               5.84            02/15/2008           135,079
     120,000  MORGAN STANLEY+/-                                                      4.21            09/15/2008           119,540

TOTAL CORPORATE BONDS & NOTES (COST $754,619)                                                                             754,619
                                                                                                                    -------------
EXTENDABLE BONDS: 8.60%
   1,000,000  BANK OF IRELAND SERIES XMTN+/-++                                       4.96            01/16/2009         1,000,000
     300,000  BASF FINANCE EUROPE NV+/-++                                            5.17            01/16/2009           300,000
     300,000  BES FINANCE LIMITED+/-++                                               5.28            12/31/2008           300,000
     250,000  CAISSE NATIONALE+/-++                                                  4.85            12/09/2008           250,000
     500,000  DNB NOR BANK ASA+/-++                                                  4.87            01/23/2009           500,000
     500,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                5.26            01/08/2009           500,000
     500,000  INTESA BANK (IRELAND) PLC+/-++                                         4.88            01/23/2009           500,000
     300,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.02            01/23/2009           300,000
     500,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.04            12/23/2008           500,000
     200,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.14            01/16/2009           200,000

TOTAL EXTENDABLE BONDS (COST $4,350,000)                                                                                4,350,000
                                                                                                                    -------------
MEDIUM TERM NOTES: 9.19%
     500,000  BNP PARIBAS                                                            4.98            09/16/2008           500,000
     250,000  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                           5.20            01/04/2008           250,000
     500,000  JOHN HANCOCK GLOBAL FUNDING II+/-++                                    5.31            02/20/2008           500,237
     250,000  LIBERTY LIGHT US CAPITAL SERIES MTN+/-++                               5.20            01/04/2008           250,000

110 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT MONEY MARKET FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MEDIUM TERM NOTES (continued)
 $ 1,000,000  NORDEA BANK AB+/-++                                                    5.26%           09/10/2008     $   1,000,000
   1,000,000  NORTHERN ROCK PLC+/-++                                                 5.24            10/08/2008         1,000,000
     500,000  PREMIUM ASSET TRUST SERIES 04-10+/-++                                  5.18            12/12/2008           500,000
     250,000  ROYAL BANK SCOTLAND GROUP PLC+/-++                                     5.12            09/18/2008           250,000
     400,000  SEDNA FINANCE INCORPORATED SERIES MTN++                                5.35            05/29/2008           400,000

TOTAL MEDIUM TERM NOTES (COST $4,650,237)                                                                               4,650,237
                                                                                                                    -------------
MUNICIPAL BONDS & NOTES: 2.12%
     500,000  JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES SERIES B
              (EDUCATIONAL FACILITIES REVENUE, REGIONS BANK)+/-ss.                   6.50            07/01/2033           500,000
     475,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK
              OF AMERICA NA LOC)+/-ss.                                               5.10            11/01/2028           474,977
     100,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, AMBAC INSURED)+/-ss.                                           4.85            12/01/2046           100,000

TOTAL MUNICIPAL BONDS & NOTES (COST $1,074,977)                                                                         1,074,977
                                                                                                                    -------------
SECURED MASTER NOTE AGREEMENT: 3.32%
     500,000  BANC OF AMERICA SECURITIES LLC+/-ss.(E)                                4.56                    --           500,000
     180,000  BEAR STEARNS COMPANY INCORPORATED+/-ss.(E)                             4.70                    --           180,000
   1,000,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss.(E)                         4.57                    --         1,000,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $1,680,000)                                                                   1,680,000
                                                                                                                    -------------
REPURCHASE AGREEMENTS: 19.13%
   1,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $1,000,272)                                 4.90            01/02/2008         1,000,000
   5,679,568  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $5,681,067)                                 4.75            01/02/2008         5,679,568
   1,000,000  GOLDMAN SACHS & CO - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $1,000,272)                                 4.90            01/02/2008         1,000,000
   1,000,000  LEHMAN BROTHERS COMMER - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $1,000,272)                                 4.90            01/02/2008         1,000,000
   1,000,000  MORGAN STANLEY & CO - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $1,000,261)                                 4.70            01/02/2008         1,000,000

TOTAL REPURCHASE AGREEMENTS (COST $9,679,568)                                                                           9,679,568
                                                                                                                    -------------
TIME DEPOSITS: 6.36%
     220,000  ANZ BANKING GROUP (NEW ZEALAND) LIMITED                                6.25            01/02/2008           220,000
   1,000,000  DANSKE BANK AS COPENHAGEN                                              4.75            01/02/2008         1,000,000
   1,000,000  DEXIA BANK SA BRUSSELS                                                 4.90            01/07/2008         1,000,000
   1,000,000  HSBC BANK LONDON                                                       3.50            01/02/2008         1,000,000

TOTAL TIME DEPOSITS (COST $3,220,000)                                                                                   3,220,000
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $50,512,504)*                                              99.82%                                             $  50,512,504

OTHER ASSETS AND LIABILITIES, NET                                 0.18                                                     90,614
                                                                ------                                              -------------

TOTAL NET ASSETS                                                100.00%                                             $  50,603,118
                                                                ------                                              -------------

--------------------------------------------------------------------------------
+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss. These securities are subject to a demand feature which reduces the effective maturity.

(E)   The security is a private placement with no stated maturity date.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 111


VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 79.03%

AMUSEMENT & RECREATION SERVICES: 1.13%
     200,000  INTERNATIONAL GAME TECHNOLOGY                                                                         $   8,786,000
                                                                                                                    -------------
APPAREL & ACCESSORY STORES: 2.19%
     220,000  NORDSTROM INCORPORATED<<                                                                                  8,080,600
     330,000  URBAN OUTFITTERS INCORPORATED+                                                                            8,995,800

                                                                                                                       17,076,400
                                                                                                                    -------------
BIOPHARMACEUTICALS: 2.20%
     130,000  GENENTECH INCORPORATED+                                                                                   8,719,100
     480,000  PDL BIOPHARMA INCORPORATED+                                                                               8,409,600

                                                                                                                       17,128,700
                                                                                                                    -------------
BUSINESS SERVICES: 9.88%
     220,000  ACTIVISION INCORPORATED+                                                                                  6,534,000
     585,000  CADENCE DESIGN SYSTEMS INCORPORATED+                                                                      9,950,850
   1,195,000  CNET NETWORKS INCORPORATED<<+                                                                            10,922,300
     175,000  ELECTRONIC ARTS INCORPORATED+                                                                            10,221,750
     385,000  IMS HEALTH INCORPORATED                                                                                   8,870,400
   1,145,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                            9,285,950
     209,000  OMNICOM GROUP INCORPORATED                                                                                9,933,770
     540,000  RED HAT INCORPORATED<<+                                                                                  11,253,600

                                                                                                                       76,972,620
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 5.94%
     182,850  AMGEN INCORPORATED+                                                                                       8,491,554
     170,000  AVERY DENNISON CORPORATION                                                                                9,033,800
     135,000  CLOROX COMPANY                                                                                            8,797,950
     225,000  PRAXAIR INCORPORATED                                                                                     19,959,750

                                                                                                                       46,283,054
                                                                                                                    -------------
COMMUNICATIONS: 4.14%
     375,000  CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A+                                                   9,187,500
     572,000  COMCAST CORPORATION CLASS A+                                                                             10,364,640
      29,000  LIBERTY MEDIA CORPORATION CAPITAL SERIES A+                                                               3,378,210
     490,000  LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                           9,349,200

                                                                                                                       32,279,550
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 5.67%
     219,000  BANK OF NEW YORK MELLON CORPORATION                                                                      10,678,440
     150,000  BB&T CORPORATION                                                                                          4,600,500
     111,000  CITIGROUP INCORPORATED                                                                                    3,267,840
     120,000  COMERICA INCORPORATED                                                                                     5,223,600
     290,000  TORONTO-DOMINION BANK                                                                                    20,421,501

                                                                                                                       44,191,881
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.14%
   3,996,300  ARM HOLDINGS PLC                                                                                          9,855,862
     315,000  ASML HOLDING NV<<+                                                                                        9,856,350
   1,365,000  CELESTICA INCORPORATED+                                                                                   7,917,000
     775,000  FLEXTRONICS INTERNATIONAL LIMITED+                                                                        9,346,500
     475,000  MICRON TECHNOLOGY INCORPORATED<<+                                                                         3,443,750
     370,000  MICROSEMI CORPORATION<<+                                                                                  8,191,800
     355,000  MOLEX INCORPORATED CLASS A                                                                                9,325,850

112 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     375,000  NETWORK APPLIANCE INCORPORATED+                                                                       $   9,360,000
   1,179,000  ON SEMICONDUCTOR CORPORATION<<+                                                                          10,469,520
     325,000  POLYCOM INCORPORATED+                                                                                     9,028,500

                                                                                                                       86,795,132
                                                                                                                    -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.46%
     315,000  ACCENTURE LIMITED CLASS A                                                                                11,349,450
                                                                                                                    -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.45%
     134,000  FORTUNE BRANDS INCORPORATED                                                                               9,696,240
     175,000  ILLINOIS TOOL WORKS INCORPORATED                                                                          9,369,500

                                                                                                                       19,065,740
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 0.55%
     107,800  PEPSI BOTTLING GROUP INCORPORATED                                                                         4,253,788
                                                                                                                    -------------
FORESTRY: 1.13%
     119,985  WEYERHAEUSER COMPANY                                                                                      8,847,694
                                                                                                                    -------------
GENERAL MERCHANDISE STORES: 2.27%
     190,000  JCPENNEY COMPANY INCORPORATED                                                                             8,358,100
     187,000  TARGET CORPORATION                                                                                        9,350,000

                                                                                                                       17,708,100
                                                                                                                    -------------
HEALTH SERVICES: 1.24%
   1,615,000  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                      9,657,700
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.27%
     215,000  DOVER CORPORATION                                                                                         9,909,350
                                                                                                                    -------------
INSURANCE CARRIERS: 3.80%
     170,000  ACE LIMITED                                                                                              10,502,600
      85,000  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                      2,190,450
     300,000  MGIC INVESTMENT CORPORATION<<                                                                             6,729,000
     169,000  RENAISSANCERE HOLDINGS LIMITED                                                                           10,180,560

                                                                                                                       29,602,610
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.42%
     275,000  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              9,328,000
      32,939  RESMED INCORPORATED<<+                                                                                    1,730,286
     197,500  WATERS CORPORATION+                                                                                      15,616,325

                                                                                                                       26,674,611
                                                                                                                    -------------
MEDICAL PRODUCTS: 1.06%
     125,000  ZIMMER HOLDINGS INCORPORATED+                                                                             8,268,750
                                                                                                                    -------------
METAL MINING: 1.18%
      90,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       9,219,600
                                                                                                                    -------------
MISCELLANEOUS RETAIL: 2.02%
     118,000  CVS CAREMARK CORPORATION                                                                                  4,690,500
     480,000  STAPLES INCORPORATED                                                                                     11,073,600

                                                                                                                       15,764,100
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 113


VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.41%
     400,000  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                             $  11,020,000
                                                                                                                    -------------
OIL & GAS EXTRACTION: 7.71%
     198,335  TRANSOCEAN INCORPORATED+                                                                                 28,391,655
     385,000  WEATHERFORD INTERNATIONAL LIMITED+                                                                       26,411,000
     102,500  XTO ENERGY INCORPORATED                                                                                   5,264,400

                                                                                                                       60,067,055
                                                                                                                    -------------
PERSONAL SERVICES: 0.61%
     170,000  REGIS CORPORATION                                                                                         4,753,200
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.25%
     134,000  SUNOCO INCORPORATED                                                                                       9,706,961
                                                                                                                    -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.27%
     220,000  E.W. SCRIPPS COMPANY CLASS A                                                                              9,902,200
                                                                                                                    -------------
TRANSPORTATION BY AIR: 2.13%
     180,000  CONTINENTAL AIRLINES INCORPORATED CLASS B<<+                                                              4,005,000
     313,800  SOUTHWEST AIRLINES COMPANY<<                                                                              3,828,360
     365,000  TAM SA ADR<<+                                                                                             8,803,800

                                                                                                                       16,637,160
                                                                                                                    -------------
UTILITIES: 0.51%
      45,000  VANGUARD UTILITIES ETF                                                                                    3,946,950
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $520,966,838)                                                                               615,868,356
                                                                                                                    -------------

       UNITS                                                                                       MATURITY DATE
EXCHANGEABLE NOTES: 2.88%
     164,200  CITIGROUP INCORPORATED+ ++(J)                                                          05/20/2008         4,868,530
     124,000  MEDTRONIC INCORPORATED+(J)                                                             04/23/2008         6,249,600
     160,000  MEMC ELECTRONIC MATERIALS INCORPORATED+(J)                                             04/04/2008        11,331,200

TOTAL EXCHANGEABLE NOTES (COST $21,670,111)                                                                            22,449,330
                                                                                                                    -------------

      SHARES
INVESTMENT COMPANIES: 0.77%

STOCK FUNDS: 0.77%
      80,000  ISHARES S&P SMALLCAP 600 INDEX FUND<<                                                                     5,201,600
       5,000  MIDCAP SPDR TRUST SERIES 1<<                                                                                774,800

                                                                                                                        5,976,400
                                                                                                                    -------------

TOTAL INVESTMENT COMPANIES (COST $3,797,090)                                                                            5,976,400
                                                                                                                    -------------
PREFERRED STOCKS: 7.20%
     255,000  AKAMAI TECHNOLOGIES+                                                                                      8,856,150
     290,000  CHESAPEAKE ENERGY CORPORATION+ ++                                                                        11,109,900
     126,320  HALLIBURTON COMPANY+ ++                                                                                   4,728,726
     138,000  JOY GLOBAL INCORPORATED+ ++                                                                               8,252,041
     177,805  NUCOR CORPORATION+ ++                                                                                    10,511,832
     385,000  STARBUCKS CORPORATION+                                                                                    7,896,350
     107,000  WYETH+ ++                                                                                                 4,743,727

TOTAL PREFERRED STOCKS (COST $53,765,914)                                                                              56,098,726
                                                                                                                    -------------


114 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
RIGHTS: 0.00%
  230,000     SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                      $           0

TOTAL RIGHTS (COST $0)                                                                                                          0
                                                                                                                        ---------

   PRINCIPAL                                                                     INTEREST RATE     MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 8.84%

COLLATERAL INVESTED IN OTHER ASSETS: 8.84%
$    422,776  BANCO SANTANDER TOTTA LOAN+++/-                                        5.04%           10/15/2008           422,138
     422,776  BANK OF IRELAND+++/-                                                   4.86            10/14/2008           422,311
   1,521,995  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $1,522,388)                                                      4.65            01/02/2008         1,521,995
     845,553  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $845,767)                               4.55            01/02/2008           845,553
   4,481,429  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $4,482,574)                             4.60            01/02/2008         4,481,429
     338,221  BNP PARIBAS+/-                                                         4.84            11/07/2008           337,639
     845,553  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $845,768)                                                        4.58            01/02/2008           845,553
     422,776  CAFCO LLC                                                              5.41            01/09/2008           422,370
   1,183,774  CHARIOT FUNDING LLC++                                                  5.61            01/16/2008         1,181,607
   1,099,218  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.61            02/25/2008           989,297
     845,553  CHEYNE FINANCE LLC+++/-^^(A)(I)                                        4.67            05/19/2008           760,997
   6,415,964  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $6,417,611)                                                      4.62            01/02/2008         6,415,964
      84,555  COMERICA BANK+/-                                                       5.24            02/08/2008            84,504
   4,818,000  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $4,819,231)                             4.60            01/02/2008         4,818,000
     422,776  CULLINAN FINANCE CORPORATION+++/-                                      4.57            02/12/2008           422,320
   1,268,329  CULLINAN FINANCE CORPORATION+++/-                                      4.57            08/04/2008         1,261,404
   1,014,663  CULLINAN FINANCE CORPORATION+++/-                                      4.85            02/25/2008         1,014,663
   3,804,987  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $3,805,955)                                            4.58            01/02/2008         3,804,987
   1,691,105  FIVE FINANCE INCORPORATED+++/-                                         5.18            07/09/2008         1,679,200
   1,031,574  GALLEON CAPITAL LLC++                                                  4.60            01/02/2008         1,031,574
   1,183,774  GOVCO LLC++                                                            4.41            01/25/2008         1,180,329
     710,264  GOVCO LLC                                                              5.30            01/03/2008           710,179
     253,666  GRAMPIAN FUNDING LIMITED                                               5.11            01/03/2008           253,635
   3,297,655  GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $3,298,492)                                            4.57            01/02/2008         3,297,655
     169,111  HARRIER FINANCE FUNDING LLC+/-                                         4.88            04/25/2008           169,111
     422,776  HARRIER FINANCE FUNDING LLC+++/-                                       5.20            01/11/2008           422,700
   1,099,218  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.10            08/16/2008         1,099,218
     422,776  INTESA BANK (IRELAND) PLC+++/-                                         4.88            10/24/2008           422,248
   8,962,858  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $8,965,158)                                            4.62            01/02/2008         8,962,858
     135,288  JUPITER SECURITIZATION CORPORATION                                     5.41            01/17/2008           135,023
     972,386  KESTREL FUNDING US LLC+++/-                                            4.84            02/25/2008           972,220
     169,111  KESTREL FUNDING US LLC+/-                                              4.88            04/25/2008           169,111
     845,553  LINKS FINANCE LLC+++/-                                                 4.57            08/15/2008           835,863
   1,251,418  LIQUID FUNDING LIMITED+++/-                                            5.11            06/11/2008         1,252,419
      78,214  MORGAN STANLEY+/-                                                      5.15            10/15/2008            78,214
   7,488,600  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $7,490,505)                                            4.58            01/02/2008         7,488,600
     845,553  NORTHERN ROCK PLC+++/-                                                 5.27            10/03/2008           837,469
      68,405  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.05            03/22/2008            68,405
     608,798  SEDNA FINANCE INCORPORATED+++/-                                        5.21            04/10/2008           606,862
     135,288  SHEFFIELD RECEIVABLES CORPORATION++                                    5.85            01/04/2008           135,252
     431,232  SHIPROCK FINANCE SERIES 2007-4A+++/-                                   5.10            04/11/2008           431,232

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 115


VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    329,766  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         4.82%           02/29/2008     $     329,520
     422,776  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.22            02/04/2008           422,590
     338,221  SLM CORPORATION+++/-                                                   5.23            05/12/2008           336,222
     845,553  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           4.88            02/15/2008           840,040
     524,243  STANFIELD VICTORIA FUNDING LLC+++/-(K)(A)(I)                           5.23            04/03/2008           519,110
     181,642  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.51            01/18/2008           181,262
      97,763  THE TRAVELERS INSURANCE COMPANY+/-                                     5.31            02/08/2008            97,761
     422,776  UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.05            10/14/2008           422,337
     422,776  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.26            10/08/2008           422,404
   1,082,307  VERSAILLES CDS LLC++                                                   6.15            01/04/2008         1,082,015
     727,175  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.57            07/28/2008           709,912
     422,776  VICTORIA FINANCE LLC+++/-(K)(A)(I)                                     4.60            08/07/2008           422,776
     845,553  WHITE PINE FINANCE LLC+++/-(K)                                         4.98            02/22/2008           843,225

                                                                                                                       68,921,282
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $69,152,012)                                                             68,921,282
                                                                                                                    -------------

  SHARES
SHORT-TERM INVESTMENTS: 10.49%

MUTUAL FUNDS: 9.98%
  77,768,956  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             77,768,956

US TREASURY BILLS: 0.51%
   4,000,000  US TREASURY BILL<<^                                                                                       3,993,173

TOTAL SHORT-TERM INVESTMENTS (COST $81,759,618)                                                                        81,762,129
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $751,111,582)*                        109.21%                                                                 $ 851,076,223

OTHER ASSETS AND LIABILITIES, NET            (9.21)                                                                   (71,790,646)
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $ 779,285,577
                                            ------                                                                  -------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan.

+     Non-income earning securities.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. ^Zero coupon bond. Interest rate presented is yield to maturity.

(J) The holder of an exchangeable equity-linked note will receive, at the note's maturity, shares of the referenced equity based on the final index value of the equity (or the cash equivalent). The index value and maturity date are both defined in the terms of the note.

+/-   Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

(K) Subsequent to December 31, 2007, this security has been classified as a defaulted security.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)   Illiquid security.

+++   Security of an affiliate of the Fund with a cost of $77,768,956.

* Cost for federal income tax purposes is $756,547,627 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                  $ 157,505,892
      Gross unrealized depreciation                    (62,977,296)
                                                     -------------
      Net unrealized appreciation (depreciation)     $  94,528,596

      The accompanying notes are an integral part of these financial statements.

116 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                              VALUE
COMMON STOCKS: 96.20%

AMUSEMENT & RECREATION SERVICES: 0.79%
      47,800  WMS INDUSTRIES INCORPORATED+                                                                          $   1,751,392
                                                                                                                    -------------
APPAREL & ACCESSORY STORES: 0.44%
      39,900  ZUMIEZ INCORPORATED+<<                                                                                      971,964
                                                                                                                    -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.87%
      54,476  WRIGHT EXPRESS CORPORATION+                                                                               1,933,353
                                                                                                                    -------------
BIOPHARMACEUTICALS: 0.67%
      93,500  APPLERA CORPORATION-CELERA GROUP+<<                                                                       1,483,845
                                                                                                                    -------------
BUSINESS SERVICES: 22.21%
      71,345  BANKRATE INCORPORATED+<<                                                                                  3,430,981
      82,800  COGENT COMMUNICATIONS GROUP INCORPORATED+<<                                                               1,963,188
      41,057  DEALERTRACK HOLDINGS INCORPORATED+<<                                                                      1,374,178
      46,700  DIGITAL RIVER INCORPORATED+                                                                               1,544,369
     132,700  EPICOR SOFTWARE CORPORATION+<<                                                                            1,563,206
      70,900  FORRESTER RESEARCH INCORPORATED+                                                                          1,986,618
      66,700  GARTNER INCORPORATED+                                                                                     1,171,252
     253,331  GLOBAL CASH ACCESS INCORPORATED+                                                                          1,535,186
      13,631  HURON CONSULTING GROUP INCORPORATED+<<                                                                    1,099,068
     181,500  INTERNAP NETWORK SERVICES+<<                                                                              1,511,895
     323,100  LAWSON SOFTWARE INCORPORATED+                                                                             3,308,544
     263,151  MARCHEX INCORPORATED CLASS B<<                                                                            2,857,820
     436,690  ON ASSIGNMENT INCORPORATED+                                                                               3,061,197
      27,700  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                                             1,098,859
     108,400  RSC HOLDINGS INCORPORATED+<<                                                                              1,360,420
     317,283  SECURE COMPUTING CORPORATION+<<                                                                           3,045,917
      87,987  SI INTERNATIONAL INCORPORATED+                                                                            2,417,003
     539,636  SKILLSOFT PLC ADR+                                                                                        5,158,920
     234,565  SYKES ENTERPRISES INCORPORATED+                                                                           4,222,170
     167,651  TELETECH HOLDINGS INCORPORATED+                                                                           3,565,937
     118,232  THE KNOT INCORPORATED+<<                                                                                  1,884,618

                                                                                                                       49,161,346
                                                                                                                    -------------
CASINO & GAMING: 0.70%
      65,500  PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                    1,543,180
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 4.62%
      18,000  CHATTEM INCORPORATED+<<                                                                                   1,359,720
      48,350  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                             2,716,303
     100,500  NOVEN PHARMACEUTICALS INCORPORATED+                                                                       1,394,940
     232,375  SCIELE PHARMA INCORPORATED+<<                                                                             4,752,069

                                                                                                                       10,223,032
                                                                                                                    -------------
COMMUNICATIONS: 4.79%
     164,300  CENTENNIAL COMMUNICATIONS CORPORATION+                                                                    1,526,347
     142,600  LODGENET ENTERTAINMENT CORPORATION+<<                                                                     2,486,944
     263,600  PAETEC HOLDING CORPORATION+                                                                               2,570,100
      85,100  SAVVIS INCORPORATED+<<                                                                                    2,375,141
     184,150  VIRGIN MOBILE USA INCORPORATED CLASS A+<<                                                                 1,637,094

                                                                                                                       10,595,626
                                                                                                                    -------------
E-COMMERCE/SERVICES: 2.07%
     234,900  GSI COMMERCE INCORPORATED+<<                                                                              4,580,550
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 117


VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES: 0.09%
       7,800  Energysolutions Incorporated+                                                                         $    210,522
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.48%
      25,400  ACUITY BRANDS INCORPORATED                                                                                1,143,000
     202,800  INFORMATION SERVICES GROUP INCORPORATED+<<                                                                1,389,180
     201,520  MICROSEMI CORPORATION+                                                                                    4,461,653
     450,200  PMC-SIERRA INCORPORATED+<<                                                                                2,944,308
     106,700  POLYPORE INTERNATIONAL INCORPORATED+                                                                      1,867,250
      67,441  POWER INTEGRATIONS INCORPORATED+                                                                          2,321,994
      31,600  REGAL-BELOIT CORPORATION                                                                                  1,420,420
     101,350  SOLERA HOLDINGS INCORPORATED+                                                                             2,511,453
      34,140  UNIVERSAL DISPLAY CORPORATION+<<                                                                            705,674

                                                                                                                       18,764,932
                                                                                                                    -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 5.64%
      41,759  ADVISORY BOARD COMPANY+                                                                                   2,680,510
     174,939  EXELIXIS INCORPORATED+<<                                                                                  1,509,724
      20,150  IHS INCORPORATED+                                                                                         1,220,284
     268,517  RESOURCES CONNECTION INCORPORATED+<<                                                                      4,876,269
      47,200  WATSON WYATT & Company Holdings                                                                           2,190,552

                                                                                                                       12,477,339
                                                                                                                    -------------
FINANCIAL INSTITUTIONS: 0.73%
      52,400  DOLLAR FINANCIAL CORPORATION+                                                                             1,608,156
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 0.45%
     133,503  SENOMYX INCORPORATED+<<                                                                                     999,937
                                                                                                                    -------------
FURNITURE & FIXTURES: 0.55%
      46,600  TEMPUR-PEDIC INTERNATIONAL<<                                                                              1,210,202
                                                                                                                    -------------
HEALTH SERVICES: 3.48%
     165,691  INVENTIV HEALTH INCORPORATED+                                                                             5,129,793
      78,900  PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                     2,564,250

                                                                                                                        7,694,043
                                                                                                                    -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.51%
      81,700  HHGREGG INCORPORATED+                                                                                     1,124,192
                                                                                                                    -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.45%
      46,877  GAYLORD ENTERTAINMENT COMPANY+                                                                            1,897,112
     257,500  GREAT WOLF RESORTS INCORPORATED+                                                                          2,526,075
      18,800  VAIL RESORTS INCORPORATED+                                                                                1,011,628

                                                                                                                        5,434,815
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.95%
      94,610  ACTUANT CORPORATION CLASS A<<                                                                             3,217,686
     112,872  GARDNER DENVER INCORPORATED+                                                                              3,724,776
      33,000  KAYDON CORPORATION                                                                                        1,799,820

                                                                                                                        8,742,282
                                                                                                                    -------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.52%
      36,200  EHEALTH INCORPORATED+<<                                                                                   1,162,382
                                                                                                                    -------------

118 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS: 2.76%
      97,650  FIRST MERCURY FINANCIAL CORPORATION+                                                                  $   2,382,660
      20,316  THE NAVIGATORS GROUP INCORPORATED+                                                                        1,320,540
      72,000  TOWER GROUP INCORPORATED                                                                                  2,404,800

                                                                                                                        6,108,000
                                                                                                                    -------------
LEGAL SERVICES: 3.04%
     109,309  FTI CONSULTING INCORPORATED<<+                                                                            6,737,807
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.23%
      86,200  BRUKER BIOSCIENCES CORPORATION+                                                                           1,146,460
      25,300  DRS TECHNOLOGIES INCORPORATED                                                                             1,373,031
      36,200  ESTERLINE TECHNOLOGIES CORPORATION+                                                                       1,873,350
      76,400  EV3 INCORPORATED+<<                                                                                         971,044
     290,265  IXIA+                                                                                                     2,751,712
      23,817  ORTHOFIX INTERNATIONAL N.V.+<<                                                                            1,380,671
     118,345  SENORX INCORPORATED+                                                                                      1,005,933
      67,000  SIRONA DENTAL SYSTEMS INCORPORATED+<<                                                                     2,243,160
      57,126  SONOSITE INCORPORATED+<<                                                                                  1,923,432
     105,933  SPECTRANETICS CORPORATION+<<                                                                              1,623,953
     119,628  SYMMETRY MEDICAL INCORPORATED+<<                                                                          2,085,116
      31,499  VARIAN INCORPORATED+                                                                                      2,056,885

                                                                                                                       20,434,747
                                                                                                                    -------------
MEDICAL EQUIPMENT & SUPPLIES: 1.74%
      95,701  NORTHSTAR NEUROSCIENCE INCORPORATED+<<                                                                      890,019
     151,358  PSS WORLD MEDICAL INCORPORATED+                                                                           2,962,076

                                                                                                                        3,852,095
                                                                                                                    -------------
MEDICAL PRODUCTS: 0.70%
     123,343  VOLCANO CORPORATION+                                                                                      1,543,021
                                                                                                                    -------------
MOTION PICTURES: 0.78%
     101,664  CINEMARK HOLDINGS INCORPORATED<<                                                                          1,728,288
                                                                                                                    -------------
OIL & GAS EXTRACTION: 1.75%
      89,700  CONCHO RESOURCES INCORPORATED+                                                                            1,848,717
     117,280  PETROHAWK ENERGY CORPORATION+<<                                                                           2,030,117

                                                                                                                        3,878,834
                                                                                                                    -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 6.45%
     165,264  INNERWORKINGS INCORPORATED+<<                                                                             2,852,457
     190,086  SHUTTERFLY INCORPORATED+                                                                                  4,870,003
     152,940  VISTAPRINT LIMITED+<<                                                                                     6,553,479

                                                                                                                       14,275,939
                                                                                                                    -------------
REAL ESTATE: 0.58%
     167,114  HFF INCORPORATED CLASS A+                                                                                 1,293,462
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.40%
      66,108  EVERCORE PARTNERS INCORPORATED CLASS A                                                                    1,424,627
      36,375  FCSTONE GROUP INCORPORATED+<<                                                                             1,674,341
                                                                                                                        3,098,968
                                                                                                                    -------------
TEXTILE MILL PRODUCTS: 1.06%
     144,100  INTERFACE INCORPORATED                                                                                    2,351,712
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 119


VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                              VALUE
TRANSPORTATION EQUIPMENT: 0.72%
      33,500  POLARIS INDUSTRIES INCORPORATED<<                                                                      $  1,600,295
                                                                                                                    -------------
TRANSPORTATION SERVICES: 0.83%
      69,100  HUB GROUP INCORPORATED CLASS A+                                                                           1,836,678
                                                                                                                    -------------
WHOLESALE TRADE-DURABLE GOODS: 1.15%
     116,700  INTERLINE BRANDS INCORPORATED+                                                                            2,556,896
                                                                                                                    -------------
TOTAL COMMON STOCKS (COST $214,216,086)                                                                               212,969,832
                                                                                                                    -------------

   PRINCIPAL                                                                    INTEREST RATE      MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 36.39%

COLLATERAL INVESTED IN OTHER ASSETS: 36.39%
$    494,148  BANCO SANTANDER TOTTA LOAN+/-++                                       5.04%             0/15/2008           493,402
     494,148  BANK OF IRELAND+/-++                                                  4.86             10/14/2008           493,604
   1,778,932  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,779,392 )                                          4.65             01/02/2008         1,778,932
     988,295  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL
              REPURCHASE AGREEMENT-102%COLLATERALIZED (MATURITY VALUE $988,545)     4.55             01/02/2008           988,295
   5,237,965  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED(MATURITY VALUE $5,239,304)                             4.60             01/02/2008         5,237,965
     395,318  BNP PARIBAS+/-                                                        4.84             11/07/2008           394,638
     988,295  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $988,546)                                             4.58             01/02/2008           988,295
     494,148  CAFCO LLC                                                             5.41             01/09/2008           493,673
   1,383,614  CHARIOT FUNDING LLC++                                                 5.61             01/16/2008         1,381,081
   1,284,784  CHEYNE FINANCE LLC+/-^^++(A)(I)                                       4.61             02/25/2008         1,156,306
     988,295  CHEYNE FINANCE LLC+/-^^++(A)(I)                                       4.67             05/19/2008           889,466
   7,499,081  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $7,501,006)                                           4.62             01/02/2008         7,499,081
      98,830  COMERICA BANK+/-                                                      5.24             02/08/2008            98,769
   5,631,355  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED(MATURITY VALUE $5,632,794)                             4.60             01/02/2008         5,631,355
     494,148  CULLINAN FINANCE CORPORATION+/-++                                     4.57             02/12/2008           493,614
   1,482,443  CULLINAN FINANCE CORPORATION+/-++                                     4.57             08/04/2008         1,474,349
   1,185,954  CULLINAN FINANCE CORPORATION+/-++                                     4.85             02/25/2008         1,185,954
   4,447,329  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,448,461)                                           4.58             01/02/2008         4,447,329
   1,976,591  FIVE FINANCE INCORPORATED+/-++                                        5.18             07/09/2008         1,962,676
   1,205,720  GALLEON CAPITAL LLC++                                                 4.60             01/02/2008         1,205,720
   1,383,614  GOVCO LLC++                                                           4.41             01/25/2008         1,379,587
     830,168  GOVCO LLC                                                             5.30             01/03/2008           830,068
     296,489  GRAMPIAN FUNDING LIMITED                                              5.11             01/03/2008           296,453
   3,854,352  GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $3,855,331)                                           4.57             01/02/2008         3,854,352
     197,659  HARRIER FINANCE FUNDING LLC+/-                                        4.88             04/25/2008           197,659
     494,148  HARRIER FINANCE FUNDING LLC+/-++                                      5.20             01/11/2008           494,059
   1,284,784  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.10             08/16/2008         1,284,784
     494,148  INTESA BANK (IRELAND) PLC+/-++                                        4.88             10/24/2008           493,530
  10,475,931  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE$10,478,620)                                           4.62             01/02/2008        10,475,931
     158,127  JUPITER SECURITIZATION CORPORATION                                    5.41             01/17/2008           157,817
   1,136,540  KESTREL FUNDING US LLC+/-++                                           4.84             02/25/2008         1,136,346
     197,659  KESTREL FUNDING US LLC+/-                                             4.88             04/25/2008           197,659
     988,295  LINKS FINANCE LLC+/-++                                                4.57             08/15/2008           976,969
   1,462,677  LIQUID FUNDING LIMITED+/-++                                           5.11             06/11/2008         1,463,847
      91,417  MORGAN STANLEY+/-                                                     5.15             10/15/2008            91,417
   8,752,794  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $8,755,021)                                           4.58             01/02/2008         8,752,794

120 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    988,295  NORTHERN ROCK PLC+/-++                                                5.27%            10/03/2008     $     978,847
      79,953  RACERS TRUST SERIES 2004-6-MM+/-++                                    5.05             03/22/2008            79,953
     711,573  SEDNA FINANCE INCORPORATED+/-++                                       5.21             04/10/2008           709,310
     158,127  SHEFFIELD RECEIVABLES CORPORATION++                                   5.85             01/04/2008           158,085
     504,031  SHIPROCK FINANCE SERIES 2007-4A+/-++                                  5.10             04/11/2008           504,031
     385,435  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        4.82             02/29/2008           385,148
     494,148  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.22             02/04/2008           493,930
     395,318  SLM CORPORATION+/-++                                                  5.23             05/12/2008           392,982
     988,295  STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                          4.88             02/15/2008           981,852
     612,743  STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                          5.23             04/03/2008           606,744
     212,306  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.51             01/18/2008           211,862
     114,267  THE TRAVELERS INSURANCE COMPANY+/-                                    5.31             02/08/2008           114,264
     494,148  UNICREDITO ITALIANO BANK (IRELAND)+/-                                 5.05             10/14/2008           493,634
     494,148  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.26             10/08/2008           493,713
   1,265,018  VERSAILLES CDS LLC++                                                  6.15             01/04/2008         1,264,676
     849,934  VICTORIA FINANCE LLC+/-++(K)(A)(I)                                    4.57             07/28/2008           829,757
     494,148  VICTORIA FINANCE LLC+/-++(K)(A)(I)                                    4.60             08/07/2008           494,148
     988,295  WHITE PINE FINANCE LLC+/-++(K)                                        4.98             02/22/2008           985,580
                                                                                                                       80,556,292
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $80,767,673)                                                             80,556,292
                                                                                                                    -------------

      SHARES
SHORT-TERM INVESTMENTS: 4.54%
  10,060,650  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             10,060,650

TOTAL SHORT-TERM INVESTMENTS (COST $10,060,650)                                                                        10,060,650
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $305,044,409)*                               137.13%                                                          $ 303,586,774

OTHER ASSETS AND LIABILITIES, NET                  (37.13)                                                            (82,192,659)
                                                   ------                                                           -------------

TOTAL NET ASSETS                                   100.00%                                                          $ 221,394,115
                                                   ------                                                           -------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

+++   Security of an affiliate of the Fund with a cost of $10,060,650.

(K) Subsequent to December 31, 2007, this security has been classified as a defaulted security.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)   Illiquid security.

* Cost for federal income tax purposes is $305,999,372 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                               $ 19,770,601
      Gross unrealized depreciation                                (22,183,199)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ (2,412,598)

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 121


VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.13%

AMUSEMENT & RECREATION SERVICES: 0.95%
      25,925  CENTURY CASINOS INCORPORATED+                                                                         $     166,957
                                                                                                                    -------------
APPAREL & ACCESSORY STORES: 0.25%
      15,915  DELIA*S INCORPORATED+                                                                                        43,130
                                                                                                                    -------------
BIOPHARMACEUTICALS: 1.84%
     188,972  ENCORIUM GROUP INCORPORATED+                                                                                323,142
                                                                                                                    -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.12%
      18,619  PALM HARBOR HOMES INCORPORATED+                                                                             196,430
                                                                                                                    -------------
BUSINESS SERVICES: 14.45%
     103,490  3COM CORPORATION                                                                                            467,775
      10,310  ABM INDUSTRIES INCORPORATED                                                                                 210,221
       6,305  CLARUS CORPORATION+                                                                                          37,200
      81,790  HILL INTERNATIONAL INCORPORATED+                                                                          1,158,960
       4,633  HLTH CORPORATION+                                                                                            62,082
       7,320  IMS HEALTH INCORPORATED                                                                                     168,653
       1,250  KFORCE INCORPORATED+                                                                                         12,188
       7,637  SUN MICROSYSTEMS INCORPORATED+                                                                              138,459
      32,575  TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                     276,888

                                                                                                                        2,532,426
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 1.99%
       2,155  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                                  57,474
      26,225  ORASURE TECHNOLOGIES INCORPORATED+                                                                          233,140
       7,570  VANDA PHARMACEUTICALS INCORPORATED+                                                                          52,082
      44,165  WELLMAN INCORPORATED                                                                                          5,300

                                                                                                                          347,996
                                                                                                                    -------------
COMMUNICATIONS: 1.46%
      12,810  CHINA GRENTECH CORPORATION LIMITED ADR+                                                                     113,240
      16,005  CINCINNATI BELL INCORPORATED+                                                                                76,024
      32,265  CITADEL BROADCASTING CORPORATION                                                                             66,466

                                                                                                                          255,730
                                                                                                                    -------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 2.81%
      49,325  CHAMPION ENTERPRISES INCORPORATED+                                                                          464,642
       5,375  U.S. HOME SYSTEMS INCORPORATED+                                                                              28,756

                                                                                                                          493,398
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 1.74%
      14,570  FIRST SECURITY GROUP INCORPORATED                                                                           130,693
       2,765  MIDWEST BANC HOLDINGS INCORPORATED                                                                           34,341
       9,313  PACIFIC PREMIER BANCORP INCORPORATED+                                                                        64,353
       3,140  WESTERN UNION COMPANY                                                                                        76,239

                                                                                                                          305,626
                                                                                                                    -------------
ELECTRIC, GAS & SANITARY SERVICES: 0.75%
       7,600  EL PASO CORPORATION                                                                                         131,024
                                                                                                                    -------------

122 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.74%
      30,985  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                              $      38,731
       7,495  INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                140,832
      17,030  MICRON TECHNOLOGY INCORPORATED+                                                                             123,468
     134,910  MRV COMMUNICATIONS INCORPORATED+                                                                            312,991
       8,087  NORTEL NETWORKS CORPORATION ADR+                                                                            122,033
       7,025  OSI SYSTEMS INCORPORATED+                                                                                   185,952
      31,805  POWER-ONE INCORPORATED+                                                                                     126,902
      18,570  RICHARDSON ELECTRONICS LIMITED                                                                              130,176

                                                                                                                        1,181,085
                                                                                                                    -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.56%
      12,735  SYMYX TECHNOLOGIES INCORPORATED+                                                                             97,805
                                                                                                                    -------------
FURNITURE & FIXTURES: 0.44%
       7,640  FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                                  76,858
                                                                                                                    -------------
HEALTH SERVICES: 1.19%
      14,693  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      209,228
                                                                                                                    -------------
HOLDING & OTHER INVESTMENT OFFICES: 7.92%
      24,655  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                     448,228
      20,965  ANWORTH MORTGAGE ASSET CORPORATION                                                                          173,171
      12,630  CAPSTEAD MORTGAGE CORPORATION                                                                               166,590
       4,180  DISCOVERY HOLDING COMPANY CLASS A+                                                                          105,085
      21,065  HILLTOP HOLDINGS INCORPORATED+                                                                              230,034
       5,530  SUN COMMUNITIES INCORPORATED                                                                                116,517
      12,645  UMH PROPERTIES INCORPORATED                                                                                 149,211

                                                                                                                        1,388,836
                                                                                                                    -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.23%
      11,615  EMPIRE RESORTS INCORPORATED+                                                                                 39,607
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.25%
      22,930  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                168,306
      15,936  CRAY INCORPORATED+                                                                                           95,454
      17,080  INTERMEC INCORPORATED+                                                                                      346,895
       3,835  LEXMARK INTERNATIONAL INCORPORATED+                                                                         133,688

                                                                                                                          744,343
                                                                                                                    -------------
INSURANCE CARRIERS: 2.52%
       2,715  MERCURY GENERAL CORPORATION                                                                                 135,234
      16,785  NORTH POINTE HOLDINGS CORPORATION+                                                                          184,635
      47,866  QUANTA CAPITAL HOLDINGS LIMITED+                                                                            122,058

                                                                                                                          441,927
                                                                                                                    -------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.75%
      10,973  GEO GROUP INCORPORATED+                                                                                     307,244
                                                                                                                    -------------
LEATHER & LEATHER PRODUCTS: 0.24%
      18,580  BAKERS FOOTWEAR GROUP INCORPORATED+                                                                          42,734
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.49%
      42,180  ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                    305,805
      28,840  CREDENCE SYSTEMS CORPORATION+                                                                                69,793
       2,060  KENSEY NASH CORPORATION+                                                                                     61,635

                                                                                                                          437,233
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 123


VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
METAL MINING: 14.32%
      24,050  APEX SILVER MINES LIMITED+                                                                            $     366,522
      24,040  GOLDCORP INCORPORATED                                                                                       815,677
       6,135  NEWMONT MINING CORPORATION                                                                                  299,572
      21,505  NOVAGOLD RESOURCES INCORPORATED+                                                                            175,481
      22,975  RANDGOLD RESOURCES LIMITED ADR                                                                              853,062

                                                                                                                        2,510,314
                                                                                                                    -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.17%
      42,275  BIRCH MOUNTAIN RESOURCES LIMITED+                                                                            30,015
                                                                                                                    -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.71%
       7,720  ACCO BRANDS CORPORATION+                                                                                    123,829
                                                                                                                    -------------
OIL & GAS EXTRACTION: 20.22%
       2,950  CANADIAN NATURAL RESOURCES LIMITED                                                                          215,763
      26,685  GLOBAL INDUSTRIES LIMITED+                                                                                  571,593
       8,190  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                  339,885
       6,420  HELMERICH & PAYNE INCORPORATED                                                                              257,249
      18,365  KEY ENERGY SERVICES INCORPORATED+                                                                           264,279
      20,583  MCMORAN EXPLORATION COMPANY+                                                                                269,431
       1,710  NEWFIELD EXPLORATION COMPANY+                                                                                90,117
      55,955  NEWPARK RESOURCES INCORPORATED+                                                                             304,955
       4,200  PETROQUEST ENERGY INCORPORATED+                                                                              60,060
       2,950  PIONEER NATURAL RESOURCES COMPANY                                                                           144,078
       4,175  PRIDE INTERNATIONAL INCORPORATED+                                                                           141,533
       4,102  RANGE RESOURCES CORPORATION                                                                                 210,679
      29,415  TRILOGY ENERGY TRUST                                                                                        205,349
      12,230  WILLBROS GROUP INCORPORATED+                                                                                468,287

                                                                                                                        3,543,258
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.05%
       8,110  INTEROIL CORPORATION+                                                                                       156,199
         795  SANDRIDGE ENERGY INCORPORATED+                                                                               28,509

                                                                                                                          184,708
                                                                                                                    -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.74%
       2,345  E.W. SCRIPPS COMPANY CLASS A                                                                                105,548
       5,780  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                  51,673
       4,040  R.H. DONNELLEY CORPORATION+                                                                                 147,379

                                                                                                                          304,600
                                                                                                                    -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.49%
      16,780  CONSTAR INTERNATIONAL INCORPORATED+                                                                          68,462
      61,338  INTERTAPE POLYMER GROUP INCORPORATED+                                                                       192,600

                                                                                                                          261,062
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.18%
       2,455  MARKETAXESS HOLDINGS INCORPORATED+                                                                           31,498
                                                                                                                    -------------
SOCIAL SERVICES: 0.40%
       2,440   ABB LIMITED ADR                                                                                             70,272
                                                                                                                    -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.50%
      14,750  GENTEX CORPORATION                                                                                          262,108
                                                                                                                    -------------

124 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
THEATERS & ENTERTAINMENT: 0.65%
       6,280  REGAL ENTERTAINMENT GROUP CLASS A                                                                     $     113,480
                                                                                                                    -------------
TRANSPORTATION BY AIR: 0.38%
      11,220  JETBLUE AIRWAYS CORPORATION+                                                                                 66,198
                                                                                                                    -------------
TRANSPORTATION EQUIPMENT: 0.63%
      18,555  FLEETWOOD ENTERPRISES INCORPORATED+                                                                         110,959
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $17,687,885)                                                                                 17,375,060
                                                                                                                    -------------
SHORT-TERM INVESTMENTS: 1.59%
     278,087  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                278,087
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $278,087)                                                                              278,087
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $17,965,972)*                                                100.72%                                          $  17,653,147

OTHER ASSETS AND LIABILITIES, NET                                   (0.72)                                               (126,179)
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $  17,526,968
                                                                   ------                                           -------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $278,087.

* Cost for federal income tax purposes is $18,247,793 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                          $  2,948,971
      Gross unrealized depreciation                            (3,543,616)
                                                             ------------
      Net unrealized appreciation (depreciation)             $   (594,645)

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 125


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 6.11%
$    597,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-2 CLASS A+/-               5.28%           07/15/2013     $     584,666
     270,000  AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1
              CLASS A3                                                               5.27            11/08/2011           272,318
      73,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2007-A8 CLASS A8              5.59            11/17/2014            75,842
     100,370  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3            5.03            10/15/2009           100,427
     198,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-1 CLASS A3A           5.00            04/15/2011           199,131
     340,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2007-A8 CLASS A8            5.65            09/20/2019           340,340
     141,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
              2006-1 CLASS A2+/-                                                     5.68            07/25/2036           140,111
     160,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
              2006-2 CLASS A2+/-                                                     5.56            09/25/2036           157,960
     196,428  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
              CLASS A2A+/-                                                           4.91            12/25/2036           190,710
     170,575  CNH EQUIPMENT TRUST SERIES 2004-A CLASS A4A+/-                         5.86            09/15/2011           170,509
     358,000  COMET SERIES 2007-A7 CLASS A7                                          5.75            07/15/2020           360,215
      99,000  CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES 2001-1
              CLASS A5                                                               6.21            12/30/2011           103,690
     248,167  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2          5.55            08/25/2021           242,235
      88,993  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-3 CLASS 2A1+/-       4.97            05/25/2047            85,343
     153,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                      4.94            02/08/2012           154,060
     210,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2007-A CLASS A4                      5.28            03/08/2013           212,483
     876,000  DISCOVER CARD MASTER TRUST SERIES 2007-A1 CLASS A1                     5.65            03/16/2020           874,893
     251,000  DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++               5.26            04/25/2037           247,695
     175,000  FORD CREDIT AUTO OWNER TRUST SERIES 2007-B CLASS A3A                   5.15            11/15/2011           176,729
     239,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++             5.34            01/15/2010           240,186
      92,073  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2                5.29            01/18/2011            92,158
      57,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A3A                 5.04            01/17/2012            57,268
     280,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                  5.21            03/17/2014           282,325
      16,780  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B         5.14            11/25/2035            16,703
     191,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-A7 CLASS A7             2.65            11/15/2010           189,263
      14,206  MORGAN STANLEY ABS CAPITAL I SERIES 2006-WMC1 CLASS A2A+/-             4.94            12/25/2035            14,103
      92,386  MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-              4.91            01/25/2037            90,358
      83,142  MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-             4.92            12/25/2036            81,472
      88,956  MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-       4.98            02/25/2047            88,689
     335,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A           5.08            08/15/2012           333,053
      49,524  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3             5.16            02/15/2010            49,622
     699,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-B CLASS A4             5.16            03/17/2014           706,448
      35,357  OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
              CLASS AF1+/-                                                           5.42            12/25/2036            34,814
      92,299  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
              2003-RS7 CLASS AI6+/-                                                  5.34            08/25/2033            91,433
     212,000  SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                          4.41            07/25/2025           214,086
      70,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4              5.52            11/12/2012            71,175
     124,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3              5.26            11/14/2011           124,027
     104,167  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A4                           3.53            06/15/2011           103,607
       5,147  USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                           3.90            07/15/2009             5,143
      26,434  WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                       2.81            08/22/2011            26,406
       7,103  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                      4.25            06/17/2010             7,090
     197,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4               5.39            05/15/2013           198,955
      82,000  WORLD OMNI RECEIVABLES TRUST SERIES 2007-B CLASS A3A                   5.28            01/17/2012            82,736

TOTAL ASSET BACKED SECURITIES (COST $7,889,348)                                                                         7,890,477
                                                                                                                    -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 33.54%
     251,000  AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                        5.42            04/15/2037           243,475
     100,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2002-PB2 CLASS B                                                       6.31            06/11/2035           105,483
     160,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2003-1 CLASS A2                                                        4.65            09/11/2036           158,191
     224,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2004-1 CLASS A4                                                        4.76            11/10/2039           221,683
      40,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2004-2 CLASS A5                                                        4.58            11/10/2038            39,208
      42,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2005-4 CLASS A5A                                                       4.93            07/10/2045            40,739
     373,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2005-5 CLASS A4+/-                                                     5.12            10/10/2045           367,566
     311,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2005-6 CLASS A4+/-                                                     5.35            09/10/2047           309,666
     674,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
              SERIES 2000-WF1 CLASS A2+/-                                            7.78            02/15/2032           706,892

126 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    264,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
              2004-ESA CLASS C+/-                                                    4.94%           05/14/2016     $     267,510
     157,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
              2005-T18 CLASS A4                                                      4.93            02/13/2042           152,228
      45,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-PWR6
              CLASS A6                                                               4.83            11/11/2041            44,538
     190,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-PW15
              CLASS A3                                                               5.31            02/11/2044           188,844
     109,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C1 CLASS C+/-          5.53            04/15/2040           109,110
      78,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2004-LB2A
              CLASS A4                                                               4.72            03/10/2039            76,977
     307,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
              CLASS E+/-                                                             7.22            05/15/2032           311,326
      40,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1
              CLASS C+/-                                                             7.71            08/15/2033            42,689
     222,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2004-LB3A
              CLASS B+/-                                                             5.44            07/10/2037           221,339
     319,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2005-LP5
              CLASS A4+/-                                                            4.98            05/10/2043           309,942
     281,656  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-        4.94            07/25/2036           281,157
     146,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2001-CF2 CLASS A4                                               6.51            02/15/2034           152,535
     243,108  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2001-CKN5 CLASS A4                                              5.44            09/15/2034           247,876
     192,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2002-CKN2 CLASS A3                                              6.13            04/15/2037           201,166
     913,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2002-CKS4 CLASS A2                                              5.18            11/15/2036           924,182
     118,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2003-C4 CLASS A4+/-                                             5.14            08/15/2036           119,026
     152,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2003-C5 CLASS A4                                                4.90            12/15/2036           151,473
      85,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2003-CK2 CLASS A4                                               4.80            03/15/2036            84,523
     363,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2004-C2 CLASS A2+/-                                             5.42            05/15/2036           370,957
     160,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2004-C3 CLASS A5+/-                                             5.11            07/15/2036           160,828
     226,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2004-C5 CLASS A4                                                4.83            11/15/2037           223,147
      82,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2005-C1 CLASS AAB                                               4.82            02/15/2038            81,131
      85,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2005-C2 CLASS A4                                                4.83            04/15/2037            81,746
      12,310  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B+/-       7.30            06/10/2032            12,654
     512,909  FHLB SERIES I7-2014 CLASS 1                                            5.34            03/20/2014           516,756
   1,017,644  FHLB SERIES VN-2015 CLASS A                                            5.46            11/27/2015         1,050,956
     323,000  FHLMC SERIES 2542 CLASS ES                                             5.00            12/15/2017           323,817
     235,000  FHLMC SERIES 2558 CLASS BD                                             5.00            01/15/2018           235,149
     317,867  FHLMC SERIES 2583 CLASS TD                                             4.50            12/15/2013           317,665
     185,000  FHLMC SERIES 2590 CLASS NU                                             5.00            06/15/2017           187,220
     131,017  FHLMC SERIES 2614 CLASS TD                                             3.50            05/15/2016           128,438
     166,000  FHLMC SERIES 2623 CLASS AJ                                             4.50            07/15/2016           164,981
      38,654  FHLMC SERIES 2631 CLASS MT                                             3.50            01/15/2022            38,556
     378,450  FHLMC SERIES 2632 CLASS NE                                             4.00            06/15/2013           371,961
     208,902  FHLMC SERIES 2645 CLASS MK                                             3.50            07/15/2022           208,017
      43,290  FHLMC SERIES 2672 CLASS HA                                             4.00            09/15/2016            42,629
     257,000  FHLMC SERIES 2694 CLASS QG                                             4.50            01/15/2029           253,867
      39,000  FHLMC SERIES 2725 CLASS PC                                             4.50            05/15/2028            38,853
     791,000  FHLMC SERIES 2727 CLASS PE                                             4.50            07/15/2032           766,782
      17,973  FHLMC SERIES 2727 CLASS PW<<                                           3.57            06/15/2029            17,715
      75,568  FHLMC SERIES 2780 CLASS TB                                             3.00            12/15/2024            74,546
     201,000  FHLMC SERIES 2790 CLASS TN                                             4.00            05/15/2024           183,687
     201,369  FHLMC SERIES 2814 CLASS BD                                             4.00            04/15/2018           198,151
     150,049  FHLMC SERIES 2975 CLASS EA                                             5.00            05/15/2018           150,669
      33,055  FHLMC SERIES 3000 CLASS PA                                             3.90            01/15/2023            32,652
     211,472  FHLMC SERIES 3017 CLASS TA                                             4.50            08/15/2035           208,967
     341,985  FHLMC SERIES 3020 CLASS MA                                             5.50            04/15/2027           345,207
     295,482  FHLMC SERIES 3034 CLASS EH                                             5.50            12/15/2034           300,877
     178,000  FHLMC SERIES 3062 CLASS LC                                             5.50            11/15/2028           180,399
     119,652  FHLMC SERIES 3075 CLASS PA                                             5.50            07/15/2025           120,528
     157,345  FHLMC SERIES 3078 CLASS PA                                             5.50            07/15/2024           158,417
     175,000  FHLMC SERIES 3104 CLASS QC                                             5.00            09/15/2031           173,316
     309,117  FHLMC SERIES 3135 CLASS JA<<                                           6.00            09/15/2027           313,557
     332,293  FHLMC SERIES 3138 CLASS PA                                             5.50            02/15/2027           336,109
     469,103  FHLMC SERIES 3151 CLASS PA                                             6.00            03/15/2026           475,608

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 127


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    327,651  FHLMC SERIES 3164 CLASS NA                                             6.00%           02/15/2027     $     332,443
     173,000  FHLMC SERIES 3164 CLASS NC                                             6.00            12/15/2032           177,313
     660,375  FHLMC SERIES 3167 CLASS QA                                             6.00            10/15/2026           670,358
     172,882  FHLMC SERIES 3171 CLASS NE                                             6.00            05/15/2027           175,382
     328,523  FHLMC SERIES 3173 CLASS PH                                             6.00            09/15/2027           333,641
     195,009  FHLMC SERIES 3178 CLASS MA                                             6.00            10/15/2026           197,799
      20,932  FHLMC SERIES 3184 CLASS PA                                             5.50            02/15/2027            21,226
     278,029  FHLMC SERIES 3192 CLASS GA<<                                           6.00            03/15/2027           282,175
     323,000  FHLMC SERIES 3205 CLASS PC                                             6.00            09/15/2032           333,768
     257,287  FHLMC SERIES 3216 CLASS NA                                             6.00            05/15/2028           261,466
     138,000  FHLMC SERIES 3268 CLASS HC                                             5.00            12/15/2032           135,296
     194,000  FHLMC SERIES 3279 CLASS PA                                             5.50            02/15/2023           196,090
     429,823  FHLMC SERIES 3288 CLASS PA<<                                           5.50            05/15/2029           435,886
     199,000  FHLMC SERIES 3289 CLASS PB                                             5.00            11/15/2029           200,322
     152,000  FHLMC SERIES 3298 CLASS VB                                             5.00            11/15/2025           144,765
     170,401  FHLMC SERIES 3312 CLASS AP                                             5.50            11/15/2025           172,881
     487,290  FHLMC SERIES 3316 CLASS HA                                             5.00            07/15/2035           485,049
      91,000  FHLMC SERIES 3316 CLASS PB                                             5.50            03/15/2031            92,223
     792,842  FHLMC SERIES 3325 CLASS JL                                             5.50            06/15/2037           802,774
      30,000  FHLMC SERIES 3326 CLASS PC                                             5.50            08/15/2032            30,011
     320,814  FHLMC SERIES 3347 CLASS PA                                             5.00            06/15/2028           322,196
     274,000  FHLMC SERIES 3347 CLASS PD                                             5.00            09/15/2035           260,578
     523,000  FHLMC SERIES 3351 CLASS PK                                             5.50            01/15/2032           532,987
     178,000  FHLMC SERIES 3372 CLASS BD                                             4.50            10/15/2022           169,333
     111,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
              CLASS B                                                                6.42            12/12/2033           117,276
      95,875  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                             4.77            04/25/2012            96,269
      59,702  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                              3.81            11/25/2012            59,060
      47,000  FNMA SERIES 2003-108 CLASS BE                                          4.00            11/25/2018            44,554
     103,759  FNMA SERIES 2003-113 CLASS PN                                          3.50            02/25/2013           102,976
     288,362  FNMA SERIES 2003-123 CLASS AB<<                                        4.00            10/25/2016           283,532
      92,725  FNMA SERIES 2003-15 CLASS CH                                           4.00            02/25/2017            91,180
     129,623  FNMA SERIES 2003-16 CLASS PN                                           4.50            10/25/2015           129,394
      78,484  FNMA SERIES 2003-24 CLASS LC                                           5.00            12/25/2015            78,512
     184,000  FNMA SERIES 2003-3 CLASS HJ                                            5.00            02/25/2018           183,942
     241,555  FNMA SERIES 2003-30 CLASS ET<<                                         3.50            08/25/2016           236,871
     260,641  FNMA SERIES 2003-33 CLASS CH                                           4.00            07/25/2017           256,275
     340,195  FNMA SERIES 2003-34 CLASS QJ                                           4.50            01/25/2016           339,966
      32,662  FNMA SERIES 2003-92 CLASS NM                                           3.50            04/25/2013            32,436
     294,000  FNMA SERIES 2003-92 CLASS PC                                           4.50            05/25/2015           294,257
     166,798  FNMA SERIES 2004-34 CLASS PI                                           3.50            05/25/2014           165,206
     171,780  FNMA SERIES 2004-4 CLASS CA                                            4.00            09/25/2017           169,201
     156,086  FNMA SERIES 2004-6 CLASS CA                                            4.00            06/25/2017           153,543
     136,425  FNMA SERIES 2004-60 CLASS PA                                           5.50            04/25/2034           138,123
     153,553  FNMA SERIES 2004-81 CLASS AG                                           4.00            03/25/2018           151,228
     289,000  FNMA SERIES 2005-20 CLASS QD                                           5.00            03/25/2028           290,104
     150,148  FNMA SERIES 2005-38 CLASS CD                                           5.00            06/25/2019           150,680
      13,221  FNMA SERIES 2005-45 CLASS BA                                           4.50            11/25/2014            13,182
     124,024  FNMA SERIES 2005-58 CLASS MA                                           5.50            07/25/2035           126,397
     174,914  FNMA SERIES 2006-18 CLASS PA                                           5.50            01/25/2026           176,416
     179,351  FNMA SERIES 2006-31 CLASS PA                                           5.50            11/25/2026           181,125
     487,613  FNMA SERIES 2006-34 CLASS PA                                           6.00            05/25/2027           493,114
     127,981  FNMA SERIES 2006-41 CLASS MA<<                                         5.50            04/25/2024           128,614
     311,000  FNMA SERIES 2006-45 CLASS NW                                           5.50            01/25/2035           308,784
      59,753  FNMA SERIES 2006-53 CLASS PA                                           5.50            12/25/2026            60,364
     206,292  FNMA SERIES 2006-55 CLASS PA<<                                         6.00            05/25/2026           208,801

128 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    148,731  FNMA SERIES 2006-64 CLASS PA                                           5.50%           02/25/2030     $     150,771
     413,592  FNMA SERIES 2006-80 CLASS PB<<                                         6.00            10/25/2027           419,437
     314,000  FNMA SERIES 2007-109 CLASS VB                                          5.00            05/25/2028           299,630
     206,000  FNMA SERIES 2007-113 CLASS DB                                          4.50            12/25/2022           195,282
     127,319  FNMA SERIES 2007-27 CLASS KA                                           5.75            09/25/2033           129,158
     524,104  FNMA SERIES 2007-30 CLASS MA                                           4.25            02/25/2037           515,129
     545,271  FNMA SERIES 2007-39 CLASS NA                                           4.25            01/25/2037           535,855
     169,129  FNMA SERIES 2007-62 CLASS PA                                           6.00            03/25/2029           171,832
     255,537  FNMA SERIES 2007-80 CLASS TA                                           6.00            09/25/2026           259,406
     269,395  FNMA SERIES 2007-81 CLASS AE                                           6.00            08/25/2028           273,972
     381,623  FNMA SERIES 2007-81 CLASS PA                                           6.00            02/25/2029           388,174
      99,758  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
              CLASS A3                                                               6.03            08/11/2033           101,270
     164,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C1
              CLASS A3                                                               4.60            11/10/2038           161,075
     185,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3
              CLASS A4+/-                                                            5.19            07/10/2039           186,873
     397,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
              CLASS A7A+/-                                                           4.97            07/10/2045           386,795
     209,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C3
              CLASS A2                                                               4.93            07/10/2039           209,544
      51,687  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1
              CLASS A1                                                               3.12            03/10/2038            51,127
      17,924  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
              CLASS A1                                                               3.90            08/10/2038            17,755
      59,066  GNMA SERIES 2006-3 CLASS A                                             4.21            01/16/2028            58,558
     127,000  GNMA SERIES 2006-37 CLASS JG                                           5.00            07/20/2036           121,195
     164,188  GNMA SERIES 2006-8 CLASS A                                             3.94            08/16/2025           162,246
     855,000  GNMA SERIES 2007-7 CLASS PG                                            5.00            02/16/2037           812,957
      56,000  GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES 1998-C1
              CLASS B                                                                6.97            10/18/2030            56,440
     431,597  GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES
              1998-GLII CLASS A2                                                     6.56            04/13/2031           431,556
     152,000  GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES
              2004-GG2 CLASS A6+/-                                                   5.40            08/10/2038           155,213
     218,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES 2003-PM1A
              CLASS A4+/-                                                            5.33            08/12/2040           221,910
     125,993  JPMORGAN COMMERCIAL MORTGAGE FINANCE COMPANY SERIES 2000-C10
              CLASS A2                                                               7.37            08/15/2032           131,572
     377,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2002-C2 CLASS A2                                                5.05            12/12/2034           380,084
      76,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2002-CIB5 CLASS A2                                              5.16            10/12/2037            76,919
     133,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2004-C3 CLASS A5+/-                                             4.88            01/15/2042           131,524
     121,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2005-CB11 CLASS ASB+/-                                          5.20            08/12/2037           121,163
      81,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2005-CB13 CLASS AM                                              5.51            01/12/2043            79,638
      65,024  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2005-LDP2 CLASS A1                                              4.33            07/15/2042            64,400
      45,407  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2005-LDP3 CLASS A1                                              4.66            08/15/2042            45,105
     167,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2005-LDP3 CLASS ASB+/-                                          4.89            08/15/2042           164,874
     300,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2006-CB17 CLASS ASB                                             5.42            12/12/2043           301,689
      78,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES 2005-LDP2
              CLASS A4                                                               4.74            07/15/2042            74,725
      29,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITY CORPORATION SERIES
              2006-CB16 CLASS ASB                                                    5.52            05/12/2045            29,337
      55,000  LEHMAN BROTHERS UBS COMMERCIAL CONDUIT MORTGAGE TRUST SERIES
              1999-C2 CLASS B                                                        7.43            10/15/2032            57,467
     337,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
              CLASS A4                                                               5.59            06/15/2031           348,442
     144,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5
              CLASS A2                                                               3.48            07/15/2027           142,672
     106,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
              CLASS A4+/-                                                            5.12            11/15/2032           106,931
      80,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C7
              CLASS AM+/-                                                            5.26            11/15/2040            77,796
     491,000  MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES
              2006-4 CLASS ASB+/-                                                    5.13            12/12/2049           486,527
     342,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A5+/-              4.86            10/12/2041           338,576

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 129


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     65,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-MKB1 CLASS B+/-               5.28%           02/12/2042     $      65,683
      82,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS AM+/-              5.11            07/12/2038            78,906
     331,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-LC1 CLASS A4+/-               5.29            01/12/2044           330,053
     141,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MKB2 CLASS A4+/-              5.20            09/12/2042           138,608
     112,533  MORGAN STANLEY CAPITAL I SERIES 2002-IQ2 CLASS A3                      5.52            12/15/2035           113,315
     249,000  MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                      5.01            04/15/2038           249,975
     157,000  MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS A4                      4.80            01/13/2041           155,638
     100,000  MORGAN STANLEY CAPITAL I SERIES 2004-T13 CLASS B+/-                    4.76            09/13/2045            98,840
     248,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                     5.04            01/14/2042           246,938
     322,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB                     5.35            11/14/2042           322,950
     133,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4         6.66            02/15/2033           139,180
     180,295  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3 CLASS A4         6.39            07/15/2033           188,665
      39,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS A4         6.39            10/15/2035            41,038
     168,056  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
              CLASS A2                                                               4.47            03/18/2036           167,104
     658,740  US BANK NA SERIES 2007-1 CLASS A                                       5.92            05/25/2012           678,198
     167,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4        6.29            04/15/2034           176,136
     138,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4        4.98            11/15/2034           138,513
      63,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS A2        3.99            06/15/2035            60,300
     291,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6
              CLASS A3+/-                                                            4.96            08/15/2035           292,754
      41,649  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A1        4.24            10/15/2035            41,325
     243,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7
              CLASS A2+/-                                                            5.08            10/15/2035           244,246
     116,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3        4.45            11/15/2035           115,321
     402,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9
              CLASS A4+/-                                                            5.01            12/15/2035           402,805
      39,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9
              CLASS B+/-                                                             5.11            12/15/2035            39,250
     640,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10
              CLASS A4                                                               4.75            02/15/2041           632,090
     156,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11
              CLASS B+/-                                                             5.31            01/15/2041           154,997
     195,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C12
              CLASS A4+/-                                                            5.41            07/15/2041           198,665
     113,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS B        4.89            10/15/2041           108,569
     139,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19
              CLASS A6                                                               4.70            05/15/2044           132,710
     296,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20
              CLASS A7                                                               5.12            07/15/2042           290,897
     280,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21
              CLASS A4                                                               5.38            10/15/2044           277,146
     274,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26
              CLASS APB                                                              6.00            06/15/2045           283,626
     117,000  WACHOVIA BANK COMMERICAL MORTGAGE TRUST SERIES 2003-C5 CLASS B         4.11            06/15/2035           112,240

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $42,701,320)                                                           43,302,485
                                                                                                                    -------------

CORPORATE BONDS & NOTES: 16.04%

APPAREL & ACCESSORY STORES: 0.24%
     300,000  NORDSTROM INCORPORATED                                                 7.00            01/15/2038           309,131
                                                                                                                    -------------
BUSINESS SERVICES: 0.34%
     425,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       6.00            06/15/2012           445,544
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 0.43%
     115,000  ABBOTT LABORATORIES                                                    5.60            11/30/2017           118,153
      85,000  BRISTOL MYERS SQUIBB COMPANY                                           5.88            11/15/2036            84,467
     165,000  ESTEE LAUDER COMPANIES INCORPORATED                                    5.55            05/15/2017           165,825
     175,000  SCHERING-PLOUGH CORPORATION                                            6.55            09/15/2037           185,422

                                                                                                                          553,867
                                                                                                                    -------------
COMMUNICATIONS: 2.00%
     470,000  AT&T INCORPORATED                                                      5.10            09/15/2014           465,138
     200,000  AT&T INCORPORATED<<                                                    6.15            09/15/2034           199,665
     110,000  AT&T INCORPORATED                                                      6.30            01/15/2038           111,759
     650,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                     8.38            03/15/2013           729,224
      40,000  EMBARQ CORPORATION                                                     8.00            06/01/2036            42,153

130 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$    150,000  NEWS AMERICA HOLDINGS INCORPORATED++                                   6.20%           12/15/2034     $     147,869
     320,000  QWEST CORPORATION                                                      7.50            10/01/2014           324,800
     205,000  SPRINT CAPITAL CORPORATION                                             6.13            11/15/2008           205,254
      40,000  SPRINT CAPITAL CORPORATION                                             8.75            03/15/2032            45,088
      90,000  SPRINT NEXTEL CORPORATION                                              6.00            12/01/2016            86,201
     185,000  TIME WARNER ENTERTAINMENT COMPANY LP                                   8.38            07/15/2033           222,852

                                                                                                                        2,580,003
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 0.74%
     115,000  BAC CAPITAL TRUST XI                                                   6.63            05/23/2036           111,882
      90,000  BANK OF AMERICA CORPORATION                                            5.38            06/15/2014            90,934
     150,000  BANK OF AMERICA CORPORATION<<                                          5.75            12/01/2017           150,344
      80,000  CAPITAL ONE FINANCIAL CORPORATION                                      6.75            09/15/2017            76,730
     210,000  CITIGROUP INCORPORATED                                                 3.63            02/09/2009           207,185
      80,000  LEHMAN BROTHERS HOLDINGS                                               6.88            07/17/2037            78,215
     210,000  PNC FUNDING CORPORATION                                                5.25            11/15/2015           203,533
      43,000  WASHINGTON MUTUAL INCORPORATED                                         4.00            01/15/2009            40,491

                                                                                                                          959,314
                                                                                                                    -------------
EATING & DRINKING PLACES: 0.24%
      55,000  MCDONALD'S CORPORATION                                                 5.80            10/15/2017            56,946
      55,000  MCDONALD'S CORPORATION                                                 6.30            10/15/2037            57,037
     195,000  YUM! BRANDS INCORPORATED                                               6.88            11/15/2037           194,096

                                                                                                                          308,079
                                                                                                                    -------------
ELECTRIC UTILITIES: 0.10%
     115,000  PROGRESS ENERGY INCORPORATED                                           6.85            04/15/2012           123,100
                                                                                                                    -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.33%
     125,000  ALLEGHENY ENERGY SUPPLY++                                              8.25            04/15/2012           133,438
      80,000  CMS ENERGY CORPORATION                                                 6.55            07/17/2017            78,424
     135,000  COMMONWEALTH EDISON COMPANY                                            6.15            09/15/2017           139,119
     350,000  DPL INCORPORATED                                                       6.88            09/01/2011           372,275
     200,000  FIRSTENERGY CORPORATION SERIES B                                       6.45            11/15/2011           206,523
     196,629  KANSAS GAS & ELECTRIC                                                  5.65            03/29/2021           197,470
     300,000  NEVADA POWER COMPANY SERIES A                                          8.25            06/01/2011           325,853
     210,000  PACIFICORP                                                             6.25            10/15/2037           216,865
     195,000  PUBLIC SERVICE COMPANY OF COLORADO                                     7.88            10/01/2012           218,830
     819,000  TAQA ABU DHABI NATIONAL ENERGY COMPANY++                               5.62            10/25/2012           831,348
     190,000  VIRGINIA ELECTRIC & POWER COMPANY                                      5.10            11/30/2012           190,817
      90,000  VIRGINIA ELECTRIC & POWER COMPANY                                      6.35            11/30/2037            92,292

                                                                                                                        3,003,254
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
0.12%
     150,000  PACIFIC GAS & ELECTRIC COMPANY                                         5.63            11/30/2017           150,454
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 0.31%
     395,000  KRAFT FOODS INCORPORATED                                               6.13            02/01/2018           398,020
                                                                                                                    -------------
HEALTH SERVICES: 0.17%
     230,000  COVENTRY HEALTH CARE INCORPORATED                                      5.95            03/15/2017           225,518
                                                                                                                    -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.38%
     490,000  ALLIED CAPITAL CORPORATION                                             6.63            07/15/2011           492,963
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 131


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
INSURANCE CARRIERS: 0.94%
$    100,000  ACE INA HOLDINGS INCORPORATED                                          5.70%           02/15/2017     $      99,100
      45,000  ACE INA HOLDINGS INCORPORATED                                          6.70            05/15/2036            45,627
     150,000  AETNA INCORPORATED                                                     6.75            12/15/2037           149,625
     200,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                              4.70            10/01/2010           200,520
     240,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                   5.45            05/18/2017           235,019
     110,000  CIGNA CORPORATION                                                      6.15            11/15/2036           102,060
     189,000  LIBERTY MUTUAL GROUP++                                                 7.50            08/15/2036           184,419
      40,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                           5.70            12/14/2036            35,470
     160,000  WELLPOINT INCORPORATED                                                 5.88            06/15/2017           161,088

                                                                                                                        1,212,928
                                                                                                                    -------------
MOTION PICTURES: 0.36%
     200,000  NEWS AMERICA INCORPORATION                                             6.65            11/15/2037           206,295
     265,000  THE WALT DISNEY COMPANY                                                4.70            12/01/2012           264,991

                                                                                                                          471,286
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.62%
     275,000  AMERICAN GENERAL FINANCE CORPORATION                                   6.90            12/15/2017           275,275
     245,000  CAPITAL ONE BANK SERIES BKNT                                           4.88            05/15/2008           243,591
     250,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                6.38            11/15/2049           258,121
     120,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                       6.15            08/07/2037           127,491
     235,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                        5.25            10/19/2012           240,344
     282,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       3.75            12/15/2009           279,672
     360,000  JPMORGAN CHASE BANK NATIONAL SERIES BKNT                               6.00            10/01/2017           366,128
     300,000  WACHOVIA BANK NA SERIES BKNT                                           6.60            01/15/2038           301,506

                                                                                                                        2,092,128
                                                                                                                    -------------
OFFICE EQUIPMENT: 0.13%
     165,000  XEROX CORPORATION                                                      5.50            05/15/2012           167,742
                                                                                                                    -------------
OIL & GAS EXTRACTION: 0.83%
     260,000  DEVON FINANCING CORPORATION                                            6.88            09/30/2011           278,432
      80,000  EL PASO NATURAL GAS COMPANY++                                          5.95            04/15/2017            78,961
      90,000  PEMEX PROJECT FUNDING MASTER TRUST++                                   6.63            06/15/2035            94,863
      85,000  PEMEX PROJECT FUNDING MASTER TRUST++                                   6.63            06/15/2035            89,593
     100,000  SOUTHERN NATURAL GAS COMPANY++                                         5.90            04/01/2017            98,357
     205,000  WEATHERFORD INTERNATIONAL INCORPORATED++                               5.95            06/15/2012           212,839
     215,000  WEATHERFORD INTERNATIONAL INCORPORATED++                               6.35            06/15/2017           222,236

                                                                                                                        1,075,281
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.19%
      80,000  MARATHON OIL CORPORATION                                               6.00            10/01/2017            81,467
     159,000  MARATHON OIL CORPORATION                                               6.60            10/01/2037           165,792

                                                                                                                          247,259
                                                                                                                    -------------
PHARMACEUTICALS: 0.50%
     600,000  WYETH                                                                  6.95            03/15/2011           639,306
                                                                                                                    -------------
PRIMARY METAL INDUSTRIES: 0.06%
      70,000  CORNING INCORPORATED                                                   7.25            08/15/2036            76,194
                                                                                                                    -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.84%
      60,000  DEVELOPERS DIVERS REALTY                                               5.38            10/15/2012            58,332
     275,000  HEALTH CARE PROPERTIES INVESTORS INCORPORATED                          5.65            12/15/2013           266,711
     130,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                  5.25            05/24/2010           128,227

132 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE       VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONTINUED)
$    250,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                     5.75%           06/15/2011     $     253,136
     125,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                     5.65            06/01/2014           127,025
      65,000  PROLOGIS TRUST                                                         5.25            11/15/2010            64,744
     190,000  PROLOGIS TRUST                                                         5.50            04/01/2012           189,342

                                                                                                                        1,087,517
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.30%
     395,000  GOLDMAN SACHS CAPITAL II+/-                                            5.79            05/17/2049           351,678
     135,000  GOLDMAN SACHS CAPITAL INCORPORATED                                     6.35            02/15/2034           121,921
     120,000  GOLDMAN SACHS GROUP INCORPORATED                                       6.88            01/15/2011           127,272
     165,000  GOLDMAN SACHS GROUP INCORPORATED                                       5.13            01/15/2015           162,088
      80,000  GOLDMAN SACHS GROUP INCORPORATED                                       6.45            05/01/2036            75,159
     300,000  GOLDMAN SACHS GROUP INCORPORATED                                       6.75            10/01/2037           293,933
     430,000  LAZARD GROUP LLC                                                       7.13            05/15/2015           437,573
     310,000  LAZARD GROUP LLC                                                       6.85            06/15/2017           306,178
      80,000  LEHMAN BROTHERS HOLDINGS                                               4.50            07/26/2010            79,104
      80,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                       5.75            05/17/2013            80,444
     220,000  LEHMAN BROTHERS HOLDINGS INCORPORATION                                 6.75            12/28/2017           226,754
     115,000  MERRILL LYNCH & COMPANY                                                6.05            08/15/2012           117,207
     195,000  MORGAN STANLEY                                                         5.30            03/01/2013           194,509
     100,000  MORGAN STANLEY                                                         5.38            10/15/2015            97,215
     295,000  MORGAN STANLEY SERIES MTN                                              5.95            12/28/2017           294,790

                                                                                                                        2,965,825
                                                                                                                    -------------
TRANSPORTATION EQUIPMENT: 0.87%
     595,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                 6.50            11/15/2013           621,778
      70,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                 8.50            01/18/2031            88,284
     410,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                   5.46            03/13/2009           407,713
      10,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN                      5.75            09/08/2011            10,149

                                                                                                                        1,127,924
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $20,622,864)                                                                       20,712,637
                                                                                                                    -------------
FOREIGN CORPORATE BONDS@: 3.37%
     102,000  AMERICA MOVIL SA DE CV                                                 6.38            03/01/2035           100,860
      94,000  AMERICA MOVIL SA DE CV                                                 6.13            11/15/2037            89,513
     200,000  ASTRAZENECA PLC                                                        5.40            09/15/2012           206,770
     115,000  ASTRAZENECA PLC                                                        5.40            06/01/2014           118,226
     175,000  CONOCOPHILLIPS (CANADA)                                                5.63            10/15/2016           180,423
     330,000  DELHAIZE GROUP                                                         6.50            06/15/2017           337,599
     225,000  DIAGEO CAPITAL PLC<<                                                   5.20            01/30/2013           226,027
      75,000  DIAGEO CAPITAL PLC                                                     5.75            10/23/2017            75,426
     130,000  ENEL FINANCE INTERNATIONAL SA++                                        6.80            09/15/2037           130,612
     115,000  FRANCE TELECOM SA                                                      7.75            03/01/2011           123,605
      75,000  FRANCE TELECOM SA                                                      8.50            03/01/2031            97,249
     125,000  HSBC HOLDINGS PLC                                                      6.50            09/15/2037           121,154
      80,000  HUSKY ENERGY INCORPORATED                                              6.80            09/15/2037            84,088
     120,000  HUSKY OIL COMPANY                                                      7.55            11/15/2016           134,967
     255,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                              7.45            11/24/2033           290,819
     390,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                6.13            10/06/2016           397,800
     250,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                 6.33            09/30/2027           236,948
      65,000  ROGERS CABLE INCORPORATED                                              5.50            03/15/2014            64,044
     260,000  ROGERS WIRELESS INCORPORATED                                           6.38            03/01/2014           267,841
     170,000  ROYAL BANK OF SCOTLAND GROUP PLC                                       5.00            10/01/2014           166,368
     360,000  TELEFONICA EMISIONES SAU                                               5.98            06/20/2011           370,328

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 133


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS@ (CONTINUED)
$    240,000  TYCO INTERNATIONAL GROUP SA                                            6.38%           10/15/2011     $     248,375
      52,000  TYCO INTERNATIONAL GROUP SA                                            6.88            01/15/2029            52,664
      80,000  VODAFONE GROUP PLC                                                     5.63            02/27/2017            79,660
     147,000  WESTFIELD GROUP++                                                      5.40            10/01/2012           146,689

TOTAL FOREIGN CORPORATE BONDS (COST $4,321,541)                                                                         4,348,055
                                                                                                                    -------------
FOREIGN GOVERNMENT BONDS@: 2.34%
     500,000  EMIRATE OF ABU DHABI++                                                 5.50            08/02/2012           514,231
     230,000  ENCANA CORPORATION                                                     6.50            02/01/2038           237,676
     455,000  EXPORT-IMPORT BANK OF KOREA EIBKOR                                     5.50            10/17/2012           456,875
      97,000  ITALY GOVERNMENT INTERNATIONAL BOND                                    5.38            06/15/2033            99,488
     195,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                5.88            03/01/2018           193,928
     350,000  QUEBEC PROVINCE                                                        5.13            11/14/2016           361,838
     305,000  REPUBLIC OF BRAZIL<<                                                   6.00            01/17/2017           309,880
     100,000  ROYAL BANK OF SCOTLAND GROUP PLC SERIES MTN+/-                         7.64            03/31/2049           102,809
     155,000  TRANSCANADA PIPELINES LIMITED                                          6.20            10/15/2037           153,899
     225,000  TRANSOCEAN INCORPORATED                                                6.80            03/15/2038           229,578
     233,000  UNITED MEXICAN STATES                                                  5.63            01/15/2017           236,146
     115,000  UNITED MEXICAN STATES SERIES MTNA                                      5.88            01/15/2014           119,600

TOTAL FOREIGN GOVERNMENT BONDS (COST $2,960,107)                                                                        3,015,948
                                                                                                                    -------------
AGENCY SECURITIES: 39.69%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 11.94%
     126,994  FHLMC # 1G2254+/-                                                      6.43            10/01/2037           129,898
     227,043  FHLMC #1B3391+/-                                                       5.77            05/01/2037           230,485
     304,042  FHLMC #1G2598+/-<<                                                     6.15            01/01/2037           310,533
     365,615  FHLMC #1H1402+/-<<                                                     5.54            06/01/2037           369,058
     326,610  FHLMC #1J1389+/-<<                                                     6.68            11/01/2036           335,411
     277,029  FHLMC #1J1465+/-                                                       5.89            01/01/2037           281,522
     348,748  FHLMC #1J1578+/-                                                       6.01            04/01/2037           353,242
     413,486  FHLMC #1J1581+/-<<                                                     5.94            04/01/2037           420,320
     635,274  FHLMC #1J1647                                                          5.89            04/01/2037           645,029
     249,171  FHLMC #1J2834+/-                                                       6.14            08/01/2037           254,128
     329,828  FHLMC #1J2842+/-                                                       6.15            09/01/2037           336,505
     238,745  FHLMC #1N0148+/-                                                       5.85            04/01/2036           241,407
     273,592  FHLMC #1N0287+/-                                                       6.59            11/01/2036           280,553
     110,256  FHLMC #B13150<<                                                        4.00            03/01/2019           106,197
     142,963  FHLMC #E01279<<                                                        5.50            01/01/2018           144,985
     199,614  FHLMC #E01445<<                                                        4.00            09/01/2018           192,221
     183,545  FHLMC #E01497<<                                                        5.50            11/01/2018           186,088
     140,436  FHLMC #E01539                                                          5.50            12/01/2018           142,381
     159,721  FHLMC #E96462                                                          4.50            05/01/2018           157,057
     894,758  FHLMC #E97666                                                          4.00            07/01/2018           861,822
     407,699  FHLMC #G02455<<                                                        5.50            10/01/2030           408,295
     131,798  FHLMC #G11594                                                          5.50            08/01/2019           133,619
     121,702  FHLMC #G11653                                                          5.50            12/01/2019           123,383
     503,090  FHLMC #G11658                                                          5.50            01/01/2020           509,644
     189,936  FHLMC #G11720                                                          4.50            08/01/2020           186,688
     255,530  FHLMC #G11786                                                          5.00            10/01/2014           259,547
     304,655  FHLMC #G11940                                                          5.50            05/01/2020           308,623
     235,367  FHLMC #G11944                                                          5.50            07/01/2020           238,433
     288,617  FHLMC #G11983                                                          5.50            01/01/2020           292,377
     111,214  FHLMC #G12258                                                          6.00            08/01/2016           113,920
     327,112  FHLMC #G12456                                                          4.00            10/01/2021           313,513

134 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE       VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$     72,232  FHLMC #G12457                                                          4.00%           02/01/2020     $      69,345
     218,401  FHLMC #G12474<<                                                        5.50            01/01/2017           221,555
     991,764  FHLMC #G12545                                                          4.00            10/01/2021           950,533
     167,946  FHLMC #G12569                                                          4.00            05/01/2020           161,234
     123,615  FHLMC #G12570                                                          4.00            02/01/2021           118,476
     465,172  FHLMC #G12732                                                          4.00            06/01/2020           448,049
     391,382  FHLMC #G12791                                                          4.50            01/01/2020           384,855
     305,455  FHLMC #G12827                                                          5.50            02/01/2021           309,762
     184,247  FHLMC #G12888                                                          5.50            07/01/2018           186,845
     828,000  FHLMC #G12900                                                          4.50            11/01/2019           814,192
   2,209,465  FHLMC #G12923                                                          6.00            11/01/2022         2,260,287
      85,514  FHLMC #J02372                                                          5.50            05/01/2020            86,696
      83,991  FHLMC #J02373                                                          5.50            05/01/2020            85,151
     100,196  FHLMC #J02376                                                          6.00            05/01/2020           102,473
     103,795  FHLMC #J04514<<                                                        5.50            03/01/2017           105,258
     246,527  FHLMC #M30033                                                          4.50            04/01/2020           245,754

                                                                                                                       15,417,349
                                                                                                                    -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 24.42%
     349,407  FNMA #190337<<                                                         5.00            07/01/2033           341,442
     275,210  FNMA #254758                                                           4.50            06/01/2013           276,084
   1,661,860  FNMA #254828                                                           5.00            08/01/2033         1,623,976
     701,844  FNMA #254949<<                                                         5.00            11/01/2033           685,845
      99,974  FNMA #256559                                                           5.50            01/01/2017           101,646
      92,363  FNMA #256646                                                           5.50            03/01/2017            93,907
     327,285  FNMA #256682<<                                                         5.50            04/01/2017           332,758
     371,885  FNMA #256719<<                                                         5.50            05/01/2017           378,104
     443,816  FNMA #357440                                                           4.50            10/01/2018           436,681
      13,298  FNMA #381370                                                           5.74            03/01/2009            13,385
   1,095,953  FNMA #555592                                                           5.50            07/01/2033         1,096,766
     430,251  FNMA #688017<<                                                         5.50            03/01/2033           430,570
     355,719  FNMA #694406                                                           5.50            03/01/2033           355,983
      78,260  FNMA #699613                                                           5.50            06/01/2033            78,318
     695,638  FNMA #702005                                                           5.50            05/01/2033           696,154
     308,196  FNMA #725068                                                           5.50            01/01/2019           312,856
   1,060,214  FNMA #725222                                                           5.50            02/01/2034         1,061,000
     229,484  FNMA #725564                                                           4.49            04/01/2009           228,659
     900,959  FNMA #725610                                                           5.50            07/01/2034           901,009
     356,131  FNMA #725611                                                           5.50            06/01/2034           356,395
      87,232  FNMA #728720<<                                                         5.00            07/01/2033            85,243
     480,065  FNMA #728877<<                                                         5.00            08/01/2033           469,121
     830,824  FNMA #735224<<                                                         5.50            02/01/2035           831,440
     372,246  FNMA #735301<<                                                         4.00            03/01/2020           357,054
     837,625  FNMA #745018<<                                                         4.00            09/01/2020           803,440
     392,392  FNMA #745271<<                                                         4.50            09/01/2018           386,083
     943,527  FNMA #745314<<                                                         4.00            05/01/2034           870,917
     235,049  FNMA #745526                                                           6.00            05/01/2021           240,656
     329,260  FNMA #745666                                                           6.40            07/01/2036           336,500
     284,128  FNMA #745743<<                                                         4.00            05/01/2021           272,086
     146,573  FNMA #868444+/-                                                        5.73            04/01/2036           144,228
     328,985  FNMA #888061+/-                                                        5.08            10/01/2036           330,274
     897,159  FNMA #888091                                                           5.50            12/01/2030           899,142
     401,385  FNMA #888202                                                           5.50            02/01/2017           408,098
      95,511  FNMA #888254+/-                                                        5.18            11/01/2036            94,591
     355,119  FNMA #888325+/-                                                        5.82            04/01/2037           360,709

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 135


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$  2,065,553  FNMA #888659                                                           4.50%           10/01/2020     $   2,032,345
     267,731  FNMA #888748+/-                                                        5.50            06/01/2036           271,222
     757,204  FNMA #888828                                                           5.00            12/25/2049           759,027
     792,000  FNMA #888924                                                           5.50            01/01/2021           805,860
     300,000  FNMA #888964                                                           7.00            11/01/2037           311,907
     307,516  FNMA #906216+/-                                                        5.95            01/01/2037           311,840
     204,080  FNMA #917831+/-                                                        5.61            05/01/2037           206,882
     172,481  FNMA #917894+/-                                                        5.81            05/01/2037           174,583
     421,347  FNMA #922164+/-<<                                                      5.70            05/01/2037           428,893
   1,190,699  FNMA #928260<<                                                         4.00            03/01/2036         1,098,344
     219,000  FNMA #928939                                                           7.00            12/01/2037           227,248
     258,720  FNMA #938180+/-                                                        5.82            06/01/2037           263,563
     378,373  FNMA #942691+/-                                                        6.06            08/01/2037           384,995
     103,877  FNMA #944357                                                           6.00            06/01/2022           106,313
     236,890  FNMA #945032+/-                                                        5.77            08/01/2037           240,789
     123,532  FNMA #946607+/-                                                        6.09            09/01/2037           125,760
     342,098  FNMA #946609                                                           5.90            09/01/2037           348,772
     184,473  FNMA #949593                                                           6.00            08/01/2022           188,798
     332,211  FNMA #955489                                                           7.00            10/01/2037           345,582
   3,730,000  FNMA TBA%%                                                             6.00            02/01/2023         3,813,925
     857,000  FNMA TBA%%                                                             5.50            01/01/2034           855,929
   1,487,000  FNMA TBA%%                                                             6.50            01/01/2036         1,528,352

                                                                                                                       31,522,049
                                                                                                                    -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.33%
     388,257  GNMA #782044<<                                                         6.50            12/15/2032           402,435
   1,952,000  GNMA TBA%%                                                             6.50            01/01/2037         2,020,319
   1,821,000  GNMA TBA%%                                                             6.50            02/01/2038         1,878,472

                                                                                                                        4,301,226
                                                                                                                    -------------

TOTAL AGENCY SECURITIES (COST $50,625,710)                                                                             51,240,624
                                                                                                                    -------------
US TREASURY SECURITIES: 7.24%

US TREASURY BONDS: 4.55%
     478,000  US TREASURY BOND<<                                                     8.88            02/15/2019           672,225
     368,000  US TREASURY BOND<<                                                     7.13            02/15/2023           474,893
   1,637,000  US TREASURY BOND<<                                                     6.25            08/15/2023         1,959,924
     395,000  US TREASURY BOND<<                                                     6.63            02/15/2027           501,311
     329,000  US TREASURY BOND<<                                                     6.25            05/15/2030           410,582
     384,000  US TREASURY BOND<<                                                     5.38            02/15/2031           432,630
     706,000  US TREASURY BOND<<                                                     4.50            02/15/2036           709,585
     240,000  US TREASURY BOND<<                                                     4.75            02/15/2037           251,175
     425,000  US TREASURY BOND<<                                                     5.00            05/15/2037           463,217

                                                                                                                        5,875,542
                                                                                                                    -------------
US TREASURY NOTES: 2.69%
      44,000  US TREASURY NOTE                                                       3.63            10/31/2009            44,433
     123,000  US TREASURY NOTE<<                                                     4.50            05/15/2010           127,103
     220,000  US TREASURY NOTE<<                                                     4.63            10/31/2011           230,553
     143,000  US TREASURY NOTE                                                       3.63            12/31/2012           144,073
      82,000  US TREASURY NOTE<<                                                     3.63            05/15/2013            82,564
   1,926,000  US TREASURY NOTE<<                                                     4.75            08/15/2017         2,034,187
     788,000  US TREASURY NOTE                                                       4.25            11/15/2017           801,729

                                                                                                                        3,464,642
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $9,076,276)                                                                          9,340,184
                                                                                                                    -------------

136 Wells Fargo Advantage Variable Trust Funds

                                     Portfolio of Investments--December 31, 2007


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING: 15.83%

COLLATERAL INVESTED IN OTHER ASSETS: 15.83%
$      1,002  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.33%           01/18/2008     $       1,002
     364,382  ATLAS CAPITAL FUNDING CORPORATION+/-++                                 4.85            04/25/2008           363,864
     819,859  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $820,071)                                                        4.65            01/02/2008           819,859
     455,477  BASF FINANCE EUROPE NV+/-++                                            5.17            10/17/2008           454,976
     455,477  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $455,592)              4.55            01/02/2008           455,477
     910,955  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $911,188)                               4.60            01/02/2008           910,955
     273,286  BNP PARIBAS+/-                                                         4.84            11/07/2008           272,816
   1,366,432  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,366,780)                                            4.58            01/02/2008         1,366,432
     273,286  CHARIOT FUNDING LLC++                                                  5.61            01/16/2008           272,786
     259,622  CHEYNE FINANCE LLC+/-++^^(A)(I)                                        4.61            02/25/2008           233,660
     923,119  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $923,356)                                                        4.62            01/02/2008           923,119
     204,965  CREDIT AGRICOLE SA+/-                                                  5.02            02/25/2008           204,889
   1,821,909  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $1,822,375)                             4.60            01/02/2008         1,821,909
     227,739  CULLINAN FINANCE CORPORATION+/-++                                      4.57            08/04/2008           226,495
     910,955  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $911,187)                                              4.58            01/02/2008           910,955
     145,753  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.11            06/16/2008           145,753
     273,286  GOVCO LLC++                                                            4.41            01/25/2008           272,491
     273,286  GOVCO LLC                                                              5.30            01/03/2008           273,254
      45,548  GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $45,560)                                               4.57            01/02/2008            45,548
     318,834  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.10            08/16/2008           318,834
   1,821,909  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,822,377)                                            4.62            01/02/2008         1,821,909
     260,689  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $260,756)                                              4.65            01/02/2008           260,689
     327,944  KESTREL FUNDING US LLC+/-++                                            4.84            02/25/2008           327,888
     683,216  LIQUID FUNDING LIMITED+/-++                                            5.11            06/11/2008           683,763
       9,110  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                              4.84            02/15/2008             9,105
       6,832  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.45            01/02/2008             6,832
     227,739  METLIFE GLOBAL FUNDING I+/-++                                          4.89            10/21/2008           227,377
     136,643  MORGAN STANLEY+/-                                                      4.57            04/07/2008           136,643
     140,059  MORGAN STANLEY+/-                                                      5.15            10/15/2008           140,059
   1,659,551  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,659,973)                                            4.58            01/02/2008         1,659,551
     227,739  NATEXIS BANQUES POPULAIRES+/-++                                        4.90            09/08/2008           227,739
   1,190,247  NATIXIS SERIES YCD+/-                                                  4.65            01/25/2008         1,189,937
     162,150  PREMIUM ASSET TRUST+/-++                                               5.29            07/15/2008           162,139
     427,739  RACERS TRUST SERIES 2004-6-MM+/-++                                     5.05            03/22/2008           427,739
     182,191  SLM CORPORATION+/-++                                                   5.23            05/12/2008           181,114
     364,382  STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                           5.23            04/03/2008           360,815
      91,095  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.51            01/18/2008            90,905
     175,076  THE TRAVELERS INSURANCE COMPANY+/-                                     5.31            02/08/2008           175,073
     910,955  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              4.70            08/01/2008           910,955
     227,739  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.26            10/08/2008           227,538
     455,477  VERSAILLES CDS LLC++                                                   6.15            01/04/2008           455,354
     227,739  VICTORIA FINANCE LLC+/-++(K)(A)(I)                                     4.60            08/07/2008           227,739
     227,739  VICTORIA FINANCE LLC+/-++(K)(A)(I)                                     5.27            05/02/2008           227,740

                                                                                                                       20,433,677
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,473,371)                                                             20,433,677
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 137


VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 1.17%
   1,512,796  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $   1,512,796
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,512,796)                                                                          1,512,796
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $160,183,333)*                                            125.33%                                             $ 161,796,883

OTHER ASSETS AND LIABILITIES, NET                               (25.33)                                               (32,699,194)
                                                                ------                                              -------------

TOTAL NET ASSETS                                                100.00%                                             $ 129,097,689
                                                                ------                                              -------------

   PRINCIPAL                                                                    INTEREST RATE      MATURITY DATE
SCHEDULE OF TBA SALE COMMITMENTS: (1.26%)
$   (717,000) FNMA TBA                                                               5.00%           01/01/2023     $    (717,673)
    (906,000) FNMA TBA                                                               5.50            01/01/2038          (904,868)

TOTAL SCHEDULE OF TBA SALE COMMITMENTS (COST $1,614,058)                                                               (1,622,541)
                                                                                                                    -------------

--------------------------------------------------------------------------------
+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@     Foreign bond principal is denominated in US dollars.

(E)   The security is a private placement with no stated maturity date.

(K) Subsequent to December 31, 2007, this security has been classified as a defaulted security.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)   Illiquid security.

<<    All or a portion of this security is on loan. (See Note 2)

%%    Securities issued on a when-issued (TBA) basis.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $1,512,796.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

* Cost for federal income tax purposes is $160,327,407 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $ 1,934,735
      Gross unrealized depreciation                   (465,259)
                                                   -----------
      Net unrealized appreciation (depreciation)   $ 1,469,476

      The accompanying notes are an integral part of these financial statements.

138 Wells Fargo Advantage Variable Trust Funds

                         Statements of Assets and Liabilities--December 31, 2007


                                                                                          VT C&B
                                                                       VT Asset         Large Cap
                                                                   Allocation Fund      Value Fund
----------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at fair value ..............................   $   244,889,839   $    30,092,754
     Collateral for securities loaned (Note 2) .................       106,284,173         1,707,007
     Investments in affiliates .................................         9,219,352           268,536
     Repurchase Agreements .....................................                 0                 0
                                                                   ---------------------------------
   Total investments at market value (see cost below) ..........       360,393,364        32,068,297
                                                                   ---------------------------------
   Cash ........................................................            50,000            50,000
   Receivable for Fund shares issued ...........................            31,932            42,488
   Receivable for investments sold .............................           129,738           291,423
   Receivables for dividends and interest ......................         1,589,812            67,619
   Unrealized appreciation of swaps/spread locks ...............                 0                 0
   Prepaid expenses and other assets ...........................                 0                 0
                                                                   ---------------------------------
Total assets ...................................................       362,194,846        32,519,827
                                                                   ---------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts .....           722,875                 0
   Foreign taxes payable .......................................                 0                 0
   Payable for Fund shares redeemed ............................           680,506             3,405
   Payable for investments purchased ...........................           143,861           306,031
   Dividends payable ...........................................                 0                 0
   Payable to investment advisor and affiliates (Note 3) .......           139,878            19,429
   Unrealized depreciation of swaps/spread locks ...............                 0                 0
   Payable for securities loaned (Note 2) ......................       106,393,527         1,711,076
   Accrued expenses and other liabilities ......................            59,909            12,796
                                                                   ---------------------------------
Total liabilities ..............................................       108,140,556         2,052,737
                                                                   ---------------------------------
TOTAL NET ASSETS ...............................................   $   254,054,290   $    30,467,090
                                                                   =================================
NET ASSETS CONSIST OF
   Paid-in capital .............................................   $   216,545,316   $    29,329,782
   Undistributed net investment income (loss) ..................           119,020            20,062
   Undistributed net realized gain (loss) on investments .......         8,978,623          (119,054)
   Net unrealized appreciation (depreciation) of
     investments, foreign currencies and translation of
     assets and liabilities denominated in foreign currencies ..        28,395,632         1,236,300
   Net unrealized appreciation (depreciation) of futures .......            15,699                 0
   Net unrealized appreciation (depreciation) of options,
     swap agreements, and short sales ..........................                 0                 0
                                                                   ---------------------------------
TOTAL NET ASSETS ...............................................   $   254,054,290   $    30,467,090
                                                                   =================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets ..................................................   $   254,054,290   $    30,467,090
   Shares outstanding ..........................................        17,350,397         2,772,619
   Net asset value and offering price per share ................   $         14.64   $         10.99
                                                                   ---------------------------------

Investments at cost ............................................   $   331,997,732   $    30,831,997
                                                                   ---------------------------------
Securities on loan, at market value (Note 2) ...................   $   105,239,320   $     1,679,815
                                                                   ---------------------------------

--------------------------------------------------------------------------------
1 Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 139


                                                                                                                        VT Large
                                                                   VT Discovery      VT Equity     VT International      Company
                                                                       Fund         Income Fund       Core Fund         Core Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at fair value ..............................  $  234,443,267   $  92,761,730   $     43,654,401   $  19,990,366
     Collateral for securities loaned (Note 2) .................      46,320,674       5,871,882             33,933         424,096
     Investments in affiliates .................................       5,993,079       1,300,460            715,845         140,645
     Repurchase Agreements .....................................               0               0                  0               0
                                                                  -----------------------------------------------------------------
   Total investments at market value (see cost below) ..........     286,757,020      99,934,072         44,404,179      20,555,107
                                                                  -----------------------------------------------------------------
   Cash ........................................................               0          50,000             50,000          50,000
   Receivable for Fund shares issued ...........................          88,683          48,557             24,496               0
   Receivable for investments sold .............................          65,034               0              4,806          18,726
   Receivables for dividends and interest ......................          63,931         126,963             84,524          13,556
   Unrealized appreciation of swaps/spread locks ...............               0               0                  0               0
   Prepaid expenses and other assets ...........................               0               0                179               0
                                                                  -----------------------------------------------------------------
Total assets ...................................................     286,974,668     100,159,592         44,568,184      20,637,389
                                                                  -----------------------------------------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts .....               0               0                  0               0
   Foreign taxes payable .......................................               0               0                570               0
   Payable for Fund shares redeemed ............................         370,220         104,252             36,144          46,220
   Payable for investments purchased ...........................       1,032,508               0                  0               0
   Dividends payable ...........................................               0               0                  0               0
   Payable to investment advisor and affiliates (Note 3) .......         218,825          71,402             27,304          10,853
   Unrealized depreciation of swaps/spread locks ...............               0               0                  0               0
   Payable for securities loaned (Note 2) ......................      46,443,363       5,882,123             34,018         425,100
   Accrued expenses and other liabilities ......................          16,061           5,283                  0          14,254
                                                                  -----------------------------------------------------------------
Total liabilities ..............................................      48,080,977       6,063,060             98,036         496,427
                                                                  -----------------------------------------------------------------
TOTAL NET ASSETS ...............................................  $  238,893,691   $  94,096,532   $     44,470,148   $  20,140,962
                                                                  =================================================================

NET ASSETS CONSIST OF
   Paid-in capital .............................................  $  357,040,475   $  65,674,467   $     29,833,657   $  32,716,359
   Undistributed net investment income (loss) ..................               0          15,454            611,585         179,325
   Undistributed net realized gain (loss) on investments .......    (147,498,087)     10,377,838          6,552,856     (13,021,262)
   Net unrealized appreciation (depreciation) of
     investments, foreign currencies and translation of
     assets and liabilities denominated in foreign currencies ..      29,351,303      18,028,773          7,472,050         266,540
   Net unrealized appreciation (depreciation) of futures .......               0               0                  0               0
   Net unrealized appreciation (depreciation) of options,
     swap agreements, and short sales ..........................               0               0                  0               0
                                                                  -----------------------------------------------------------------
TOTAL NET ASSETS ...............................................  $  238,893,691   $  94,096,532   $     44,470,148   $  20,140,962
                                                                  =================================================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets ..................................................  $  238,893,691   $  94,096,532   $     44,470,148   $  20,140,962
   Shares outstanding ..........................................      11,876,538       5,020,298          4,292,626       1,261,655
   Net asset value and offering price per share ................  $        20.11   $       18.74   $          10.36   $       15.96
                                                                  -----------------------------------------------------------------

Investments at cost ............................................  $  257,405,717   $  81,905,299   $     36,933,485   $  20,288,567
                                                                  -----------------------------------------------------------------
Securities on loan, at market value (Note 2) ...................  $   44,612,308   $   5,698,745   $         33,007   $     410,793
                                                                  -----------------------------------------------------------------

                                                                      VT Large        VT Money
                                                                      Company          Market        VT Opportunity
                                                                    Growth Fund         Fund              Fund
                                                                   -------------------------------------------------
ASSETS
   Investments
     In securities, at fair value ..............................   $   97,301,406   $  40,832,936   $    704,385,985
     Collateral for securities loaned (Note 2) .................        1,942,065               0         68,921,282
     Investments in affiliates .................................          816,369               0         77,768,956
     Repurchase Agreements .....................................                0       9,679,568                  0
                                                                   -------------------------------------------------
   Total investments at market value (see cost below) ..........      100,059,840      50,512,504        851,076,223
                                                                   -------------------------------------------------
   Cash ........................................................           50,000          50,000              3,994
   Receivable for Fund shares issued ...........................           58,136               0            239,367
   Receivable for investments sold .............................        1,045,862               0          1,925,884
   Receivables for dividends and interest ......................           40,011          90,903            687,129
   Unrealized appreciation of swaps/spread locks ...............                0               0            322,227
   Prepaid expenses and other assets ...........................                0               0                  0
                                                                   -------------------------------------------------
Total assets ...................................................      101,253,849      50,653,407        854,254,824
                                                                   -------------------------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts .....                0               0                  0
   Foreign taxes payable .......................................                0               0                  0
   Payable for Fund shares redeemed ............................          159,788               0          1,222,778
   Payable for investments purchased ...........................                0               0          2,509,843
   Dividends payable ...........................................                0           6,112                  0
   Payable to investment advisor and affiliates (Note 3) .......           76,791          25,277            644,238
   Unrealized depreciation of swaps/spread locks ...............                0               0          1,292,119
   Payable for securities loaned (Note 2) ......................        1,947,094               0         69,152,012
   Accrued expenses and other liabilities ......................            4,821          18,900            148,257
                                                                   -------------------------------------------------
Total liabilities ..............................................        2,188,494          50,289         74,969,247
                                                                   -------------------------------------------------
TOTAL NET ASSETS ...............................................   $   99,065,355   $  50,603,118   $    779,285,577
                                                                   =================================================
NET ASSETS CONSIST OF
   Paid-in capital .............................................   $  111,039,303   $  50,602,968   $    537,559,157
   Undistributed net investment income (loss) ..................          202,663               0         12,522,814
   Undistributed net realized gain (loss) on investments .......      (27,488,899)            150        130,208,839
   Net unrealized appreciation (depreciation) of
     investments, foreign currencies and translation of
     assets and liabilities denominated in foreign currencies ..       15,312,288               0         99,964,659
   Net unrealized appreciation (depreciation) of futures .......                0               0                  0
   Net unrealized appreciation (depreciation) of options,
     swap agreements, and short sales ..........................                0               0           (969,892)
                                                                   -------------------------------------------------
TOTAL NET ASSETS ...............................................   $   99,065,355   $  50,603,118   $    779,285,577
                                                                   =================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets ..................................................   $   99,065,355   $  50,603,118   $    779,285,577
   Shares outstanding ..........................................        9,601,053      50,605,827         35,378,669
   Net asset value and offering price per share ................   $        10.32   $        1.00   $          22.03
                                                                   -------------------------------------------------

Investments at cost ............................................   $   84,747,552   $  50,512,504   $    751,111,582
                                                                   -------------------------------------------------
Securities on loan, at market value (Note 2) ...................   $    1,871,446   $           0   $     65,656,159
                                                                   -------------------------------------------------

140 Wells Fargo Advantage Variable Trust Funds

                         Statements of Assets and Liabilities--December 31, 2007


                                                                           VT Small Cap    VT Small/Mid    VT Total Return
                                                                           Growth Fund    Cap Value Fund      Bond Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at fair value ....................................   $ 212,969,832   $   17,375,060   $   139,850,410
      Collateral for securities loaned (Note 2) .......................      80,556,292                0        20,433,677
      Investments in affiliates .......................................      10,060,650          278,087         1,512,796
                                                                          ------------------------------------------------
   Total investments at market value (see cost below) .................     303,586,774       17,653,147       161,796,883
                                                                          ------------------------------------------------
   Cash ...............................................................          50,000                0            50,000
   Receivable for Fund shares issued ..................................          14,749            2,547             2,114
   Receivable for investments sold ....................................       1,252,264           62,250        15,977,550
   Receivables for dividends and interest .............................          46,652           14,893           952,229
                                                                          ------------------------------------------------
Total assets ..........................................................     304,950,439       17,732,837       178,778,776
                                                                          ------------------------------------------------
LIABILITIES
   Payable for sales commitments, at fair value .......................               0                0         1,622,540
   Payable for Fund shares redeemed ...................................         200,065           32,025           332,699
   Payable for investments purchased ..................................       2,370,514          136,685        27,136,037
   Dividends payable ..................................................               0                0            14,874
   Payable to investment advisor and affiliates (Note 3) ..............         142,190           12,037            59,904
   Payable for securities loaned (Note 2) .............................      80,767,673                0        20,473,371
   Accrued expenses and other liabilities .............................          75,882           25,122            41,662
                                                                          ------------------------------------------------
Total liabilities .....................................................      83,556,324          205,869        49,681,087
                                                                          ------------------------------------------------
TOTAL NET ASSETS ......................................................   $ 221,394,115   $   17,526,968   $   129,097,689
                                                                          ================================================
NET ASSETS CONSIST OF
   Paid-in capital ....................................................   $ 176,982,487   $   15,389,895   $   129,078,147
   Undistributed net investment income (loss) .........................               0          (24,142)           15,216
   Undistributed net realized gain (loss) on investments ..............      45,869,263        2,474,040        (1,600,741)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
     in foreign currencies ............................................      (1,457,635)        (312,825)        1,613,550
   Net unrealized appreciation (depreciation) of options, swap
      agreements, and sales commitments ...............................               0                0            (8,483)
                                                                          ------------------------------------------------
TOTAL NET ASSETS ......................................................   $ 221,394,115   $   17,526,968   $   129,097,689
                                                                          ================================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets .........................................................   $ 221,394,115   $   17,526,968   $   129,097,689
   Shares outstanding .................................................      22,850,061        1,582,413        12,987,464
   Net asset value and offering price per share .......................   $        9.69   $        11.08   $          9.94
                                                                          ------------------------------------------------

Investments at cost ...................................................   $ 305,044,409   $   17,965,972   $   160,183,333
                                                                          ------------------------------------------------
Securities on loan, at market value (Note 2) ..........................   $  77,717,659   $            0   $    20,160,342
                                                                          ------------------------------------------------

--------------------------------------------------------------------------------
1 Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

142 Wells Fargo Advantage Variable Trust Funds

                  Statements of Operations--For the Year Ended December 31, 2007


                                                                            VT Asset         VT C&B
                                                                           Allocation      Large Cap
                                                                              Fund         Value Fund
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .......................................................   $   3,094,884   $     606,480
   Interest ..........................................................       5,107,556               0
   Income from affiliated securities .................................         480,523          70,435
   Securities lending income, net ....................................         255,641           4,037
                                                                         -----------------------------
Total investment income ..............................................       8,938,604         680,952
                                                                         -----------------------------
EXPENSES
   Advisory fees .....................................................       1,505,505         177,121
   Administration fees ...............................................         437,965          51,526
   Custody fees ......................................................          54,746           6,441
   Accounting fees ...................................................          33,266          21,355
   Distribution fees (Note 3) ........................................         684,320          80,509
   Professional fees .................................................          26,913          19,766
   Shareholder reports ...............................................          30,895           7,097
   Trustees' fees ....................................................           8,955           8,955
   Other fees and expenses ...........................................          10,016           3,323
                                                                         -----------------------------
Total expenses .......................................................       2,792,581         376,093
                                                                         -----------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ......................         (55,299)        (54,056)
   Net expenses ......................................................       2,737,282         322,037
                                                                         -----------------------------
Net investment income (loss) .........................................       6,201,322         358,915
                                                                         -----------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ...      11,486,799       2,454,447
   Affiliated securities .............................................         138,025               0
   Futures transactions ..............................................       4,678,925               0
   Options, swap agreements and short sale transactions ..............               0               0
                                                                         -----------------------------
Net realized gain and loss from investments ..........................      16,303,749       2,454,447
                                                                         -----------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ...        (910,740)     (3,327,040)
   Futures transactions ..............................................      (1,231,813)              0
   Options, swap agreements and short sale transactions ..............               0               0
                                                                         -----------------------------
Net change in unrealized appreciation (depreciation) of investments ..      (2,142,553)     (3,327,040)
                                                                         -----------------------------
Net realized and unrealized gain (loss) on investments ...............      14,161,196        (872,593)
                                                                         -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $  20,362,518   $    (513,678)
                                                                         =============================

1 Net of foreign withholding taxes of ................................   $           0   $       3,667

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended December 31, 2007

                                  Wells Fargo Advantage Variable Trust Funds 143


                                                                                                                          VT Large
                                                                        VT Discovery    VT Equity    VT International     Company
                                                                            Fund       Income Fund       Core Fund       Core Fund
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ......................................................   $    490,130   $ 2,559,625   $      1,161,818   $   392,322
   Interest .........................................................          1,232           763                  0             0
   Income from affiliated securities ................................        448,624        46,629             25,537        19,542
   Securities lending income, net ...................................         88,161        11,148                432         1,568
                                                                        -----------------------------------------------------------
Total investment income .............................................      1,028,147     2,618,165          1,187,787       413,432
                                                                        -----------------------------------------------------------
EXPENSES
   Advisory fees ....................................................      1,803,347       577,501            345,574       128,760
   Administration fees ..............................................        384,714       168,000             73,722        37,457
   Custody fees .....................................................         48,089        21,000             46,077         4,682
   Accounting fees ..................................................         32,505        24,967             37,720        20,960
   Distribution fees (Note 3) .......................................        601,116       262,501            115,191        58,527
   Professional fees ................................................         23,373        22,004             16,838        20,182
   Shareholder reports ..............................................          3,953        13,801              9,485         2,646
   Trustees' fees ...................................................          8,955         8,955              8,955         8,955
   Other fees and expenses ..........................................          4,238         3,813              7,959         3,207
                                                                        -----------------------------------------------------------
Total expenses ......................................................      2,910,290     1,102,542            661,521       285,376
                                                                        -----------------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .....................       (145,158)      (52,540)          (200,735)      (51,269)
   Net expenses .....................................................      2,765,132     1,050,002            460,786       234,107
                                                                        -----------------------------------------------------------
Net investment income (loss) ........................................     (1,736,985)    1,568,163            727,001       179,325
                                                                        -----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..     53,314,005    10,471,070          6,508,824     2,739,690
   Affiliated securities ............................................              0             0                  0             0
   Futures transactions .............................................              0             0                  0             0
   Options, swap agreements and short sale transactions .............              0             0                  0             0
                                                                        -----------------------------------------------------------
Net realized gain and loss from investments .........................     53,314,005    10,471,070          6,508,824     2,739,690
                                                                        -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..     (3,454,623)   (8,869,555)        (1,710,827)   (2,154,945)
   Futures transactions .............................................              0             0                  0             0
   Options, swap agreements and short sale transactions .............              0             0                  0             0
                                                                        -----------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments ......................................................     (3,454,623)   (8,869,555)        (1,710,827)   (2,154,945)
                                                                        -----------------------------------------------------------
Net realized and unrealized gain (loss) on investments ..............     49,859,382     1,601,515          4,797,997       584,745
                                                                        -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $ 48,122,397   $ 3,169,678         $5,524,998   $   764,070
                                                                        ===========================================================

1 Net of foreign withholding taxes of ...............................   $      3,078   $     2,946   $         93,044   $     1,298

                                                                           VT Large       VT Money
                                                                            Company        Market      VT Opportunity
                                                                          Growth Fund       Fund            Fund
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .......................................................   $  1,194,363   $         0   $     12,369,773
   Interest ..........................................................              0     2,565,172             95,710
   Income from affiliated securities .................................         54,811             0          2,886,559
   Securities lending income, net ....................................         14,270             0            290,625
                                                                         ---------------------------------------------
Total investment income ..............................................      1,263,444     2,565,172         15,642,667
                                                                         ---------------------------------------------
EXPENSES
   Advisory fees .....................................................        583,380       144,601          6,291,210
   Administration fees ...............................................        169,711        77,120          1,381,005
   Custody fees ......................................................         21,214         9,640            172,626
   Accounting fees ...................................................         25,011        22,146             92,247
   Distribution fees (Note 3) ........................................        265,173       120,500          2,157,820
   Professional fees .................................................         21,464        17,906             35,323
   Shareholder reports ...............................................         16,395         2,685            131,483
   Trustees' fees ....................................................          8,955         8,955              8,955
   Other fees and expenses ...........................................          5,491         2,867             17,030
                                                                         ---------------------------------------------
Total expenses .......................................................      1,116,794       406,420         10,287,699
                                                                         ---------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ......................        (56,012)      (44,918)        (1,050,817)
   Net expenses ......................................................      1,060,782       361,502          9,236,882
                                                                         ---------------------------------------------
Net investment income (loss) .........................................        202,662     2,203,670          6,405,785
                                                                         ---------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ...      2,378,797           211        135,198,400
   Affiliated securities .............................................              0             0                  0
   Futures transactions ..............................................              0             0                  0
   Options, swap agreements and short sale transactions ..............              0             0          6,172,676
                                                                         ---------------------------------------------
Net realized gain and loss from investments ..........................      2,378,797           211        141,371,076
                                                                         ---------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ...      5,501,174             0        (85,973,876)
   Futures transactions ..............................................              0             0                  0
   Options, swap agreements and short sale transactions ..............              0             0         (1,796,864)
                                                                         ---------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ..      5,501,174             0        (87,770,740)
                                                                         ---------------------------------------------
Net realized and unrealized gain (loss) on investments ...............      7,879,971           211         53,600,336
                                                                         ---------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $  8,082,633   $ 2,203,881   $     60,006,121
                                                                         =============================================
1 Net of foreign withholding taxes of ................................   $     15,758   $         0   $         88,583

144 Wells Fargo Advantage Variable Trust Funds

                  Statements of Operations--For the Year Ended December 31, 2007


                                                                           VT Small Cap    VT Small/Mid    VT Total Return
                                                                           Growth Fund    Cap Value Fund      Bond Fund
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ........................................................   $     404,622    $    159,900      $         0
   Interest ...........................................................               0               0        6,833,721
   Income from affiliated securities ..................................         218,241           9,244           53,318
   Securities lending income, net .....................................         359,379               0           71,633
                                                                          ----------------------------------------------
Total investment income ...............................................         982,242         169,144        6,958,672
                                                                          ----------------------------------------------
EXPENSES
   Advisory fees ......................................................       1,566,616         153,163          570,556
   Administration fees ................................................         334,211          32,675          202,864
   Custody fees .......................................................          41,776           4,084           25,358
   Accounting fees ....................................................          29,938          21,198           26,094
   Distribution fees (Note 3) .........................................         522,205          51,054          316,976
   Professional fees ..................................................          22,656          22,137           24,433
   Shareholder reports ................................................          36,490          14,156           11,462
   Trustees' fees .....................................................           8,955           8,955            8,955
   Other fees and expenses ............................................           3,244           1,255            5,227
                                                                          ----------------------------------------------
Total expenses ........................................................       2,566,091         308,677        1,191,925
                                                                          ----------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .......................         (59,507)        (75,846)         (50,813)
   Net expenses .......................................................       2,506,584         232,831        1,141,112
                                                                          ----------------------------------------------
Net investment income (loss) ..........................................      (1,524,342)        (63,687)       5,817,560
                                                                          ----------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ....      48,101,338       2,998,200          264,214
   Options, swap agreements and short sale transactions ...............               0               0            5,806
                                                                          ----------------------------------------------
Net realized gain and loss from investments ...........................      48,101,338       2,998,200          270,020
                                                                          ----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ....     (20,819,556)     (2,917,502)       1,508,078
   Options, swap agreements and short sale transactions ...............               0               0          (37,697)
                                                                          ----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ...     (20,819,556)     (2,917,502)       1,470,381
                                                                          ----------------------------------------------
Net realized and unrealized gain (loss) on investments ................      27,281,782          80,698        1,740,401
                                                                          ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $  25,757,440    $     17,011      $ 7,557,961
                                                                          ==============================================

1 Net of foreign withholding taxes of .................................   $           0    $      6,594      $         0

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

146 Wells Fargo Advantage Variable Trust Funds

                                             Statements of Changes in Net Assets


                                                                                                    VT ASSET ALLOCATION FUND
                                                                                             -------------------------------------
                                                                                                  For the             For the
                                                                                                 Year Ended          Year Ended
                                                                                             December 31, 2007   December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................     $  288,387,160      $ 309,673,169

OPERATIONS
   Net investment income (loss) ..........................................................          6,201,322          6,688,122
   Net realized gain (loss) on investments ...............................................         16,303,749          6,396,185
   Net change in unrealized appreciation (depreciation) of investments ...................         (2,142,553)        20,182,862
                                                                                               ---------------------------------
Net increase (decrease) in net assets resulting from operations ..........................         20,362,518         33,267,169
                                                                                               ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .................................................................         (6,059,537)        (6,714,517)
   Net realized gain on sales of investments .............................................         (4,230,151)        (3,306,822)
                                                                                               ---------------------------------
Total distributions to shareholders ......................................................        (10,289,688)       (10,021,339)
                                                                                               ---------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .............................................................         15,975,890         14,519,334
   Reinvestment of distributions .........................................................         10,289,756         10,021,653
   Cost of shares redeemed ...............................................................        (70,671,346)       (69,072,826)
                                                                                               ---------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ...        (44,405,700)       (44,531,839)
                                                                                               ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (34,332,870)       (21,286,009)
                                                                                               =================================
ENDING NET ASSETS ........................................................................     $  254,054,290      $ 288,387,160
                                                                                               =================================
SHARES ISSUED AND REDEEMED
   Shares sold ...........................................................................          1,090,079          1,088,070
   Shares issued in reinvestment of distributions ........................................            701,089            763,474
   Shares redeemed .......................................................................         (4,844,255)        (5,181,128)
                                                                                               ---------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS .....................................................................         (3,053,087)        (3,329,584)
                                                                                               =================================

Ending balance of undistributed net investment income (loss) .............................     $      119,020      $      11,798
                                                                                               ---------------------------------

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                  Wells Fargo Advantage Variable Trust Funds 147


                                                            VT C&B LARGE CAP VALUE FUND                VT DISCOVERY FUND
                                                       ------------------------------------  ------------------------------------
                                                            For the            For the            For the            For the
                                                           Year Ended         Year Ended         Year Ended         Year Ended
                                                       December 31, 2007  December 31, 2006  December 31, 2007  December 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .............................    $  32,168,833      $  28,663,756      $  233,946,749     $ 250,275,085

OPERATIONS
   Net investment income (loss) .....................          358,915            431,422          (1,736,985)       (1,883,491)
   Net realized gain (loss) on investments ..........        2,454,447          1,745,507          53,314,005        30,085,125
   Net change in unrealized appreciation
     (depreciation) of investments ..................       (3,327,040)         3,785,197          (3,454,623)        5,638,071
                                                         ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations ...................................         (513,678)         5,962,126          48,122,397        33,839,705
                                                         ----------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                      (338,853)          (440,202)                  0                 0
   Net realized gain on sales of investments ........                0                  0                   0                 0
                                                         ----------------------------------------------------------------------
Total distributions to shareholders .................         (338,853)          (440,202)                  0                 0
                                                         ----------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ........................       11,932,733          8,888,305          32,983,718        27,531,437
   Reinvestment of distributions ....................          338,853            440,202                   0                 0
   Cost of shares redeemed ..........................      (13,120,798)       (11,345,354)        (76,159,173)      (77,699,478)
                                                         ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from capital share transaction - Total ............         (849,212)        (2,016,847)        (43,175,455)      (50,168,041)
                                                         ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...............       (1,701,743)         3,505,077           4,946,942       (16,328,336)
                                                         ======================================================================
ENDING NET ASSETS ...................................    $  30,467,090      $  32,168,833      $  238,893,691     $ 233,946,749
                                                         ======================================================================
SHARES ISSUED AND REDEEMED
   Shares sold ......................................        1,032,150            867,789           1,744,047         1,777,423
   Shares issued in reinvestment of distributions ...           29,870             42,359                   0                 0
   Shares redeemed ..................................       (1,150,985)        (1,116,479)         (4,093,604)       (5,010,257)
                                                         ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  RESULTING FROM CAPITAL SHARE TRANSACTIONS .........          (88,965)          (206,331)         (2,349,557)       (3,232,834)
                                                         ======================================================================

Ending balance of undistributed net investment
  income (loss) .....................................    $      20,062      $           0      $            0     $           0
                                                         ----------------------------------------------------------------------

                                                                                                     VT EQUITY INCOME FUND
                                                                                             -------------------------------------
                                                                                                  For the             For the
                                                                                                 Year Ended          Year Ended
                                                                                             December 31, 2007   December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................     $  116,232,202      $ 114,375,162

OPERATIONS
   Net investment income (loss) ..........................................................          1,568,163          1,681,100
   Net realized gain (loss) on investments ...............................................         10,471,070          6,885,071
   Net change in unrealized appreciation (depreciation) of investments ...................         (8,869,555)        10,106,146
                                                                                               ---------------------------------
Net increase (decrease) in net assets resulting from operations ..........................          3,169,678         18,672,317
                                                                                               ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .................................................................         (1,552,694)        (1,695,304)
   Net realized gain on sales of investments .............................................         (6,896,727)          (241,083)
                                                                                               ---------------------------------
Total distributions to shareholders ......................................................         (8,449,421)        (1,936,387)
                                                                                               ---------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .............................................................         10,217,892         17,660,732
   Reinvestment of distributions .........................................................          8,449,441          1,936,387
   Cost of shares redeemed ...............................................................        (35,523,260)       (34,476,009)
                                                                                               ---------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ...        (16,855,927)       (14,878,890)
                                                                                               ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (22,135,670)         1,857,040
                                                                                               =================================
ENDING NET ASSETS ........................................................................     $   94,096,532      $ 116,232,202
                                                                                               =================================

SHARES ISSUED AND REDEEMED
   Shares sold ...........................................................................            517,597            967,254
   Shares issued in reinvestment of distributions ........................................            424,591            107,475
   Shares redeemed .......................................................................         (1,808,274)        (1,934,053)
                                                                                               ---------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS .....................................................................           (866,086)          (859,324)
                                                                                               =================================

Ending balance of undistributed net investment income (loss) .............................     $       15,454      $           0
                                                                                               ---------------------------------

148 Wells Fargo Advantage Variable Trust Funds

                                             Statements of Changes in Net Assets


                                                                                                   VT INTERNATIONAL CORE FUND
                                                                                               -------------------------------------
                                                                                                    For the            For the
                                                                                                  Year Ended          Year Ended
                                                                                               December 31, 2007   December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................   $      44,316,850   $     39,601,598

OPERATIONS
   Net investment income (loss) ............................................................             727,001            780,085
   Net realized gain (loss) on investments .................................................           6,508,824          3,263,218
   Net change in unrealized appreciation (depreciation) of investments .....................          (1,710,827)         3,923,194
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations ............................           5,524,998          7,966,497
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ...................................................................              (6,103)          (698,387)
   Net realized gain on sales of investments ...............................................          (3,343,838)        (1,638,003)
                                                                                               ------------------------------------
Total distributions to shareholders ........................................................          (3,349,941)        (2,336,390)
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ...............................................................           6,824,060          9,119,417
   Reinvestment of distributions ...........................................................           3,349,870          2,336,390
   Cost of shares redeemed .................................................................         (12,195,689)       (12,370,662)
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .....          (2,021,759)          (914,855)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................             153,298          4,715,252
                                                                                               ====================================
ENDING NET ASSETS ..........................................................................   $      44,470,148   $     44,316,850
                                                                                               ====================================
SHARES ISSUED AND REDEEMED
   Shares sold .............................................................................             656,751            982,679
   Shares issued in reinvestment of distributions ..........................................             314,837            262,323
   Shares redeemed .........................................................................          (1,167,028)        (1,330,217)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....            (195,440)           (85,215)
                                                                                               ====================================

Ending balance of undistributed net investment income (loss) ...............................   $         611,585   $           (718)
                                                                                               ------------------------------------

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                  Wells Fargo Advantage Variable Trust Funds 149


                                                                                                     VT LARGE COMPANY CORE FUND
                                                                                               -------------------------------------
                                                                                                    For the             For the
                                                                                                   Year Ended         Year Ended
                                                                                               December 31, 2007   December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................   $      25,349,251   $     28,460,417

OPERATIONS
   Net investment income (loss) ............................................................             179,325            165,235
   Net realized gain (loss) on investments .................................................           2,739,690            573,883
   Net change in unrealized appreciation (depreciation) of investments .....................          (2,154,945)         2,829,099
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations ............................             764,070          3,568,217
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ...................................................................                   0           (169,525)
   Net realized gain on sales of investments ...............................................                   0                  0
                                                                                               ------------------------------------
Total distributions to shareholders ........................................................                   0           (169,525)
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ...............................................................           1,726,212            870,198
   Reinvestment of distributions ...........................................................                   0            169,525
   Cost of shares redeemed .................................................................          (7,698,571)        (7,549,581)
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .....          (5,972,359)        (6,509,858)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................          (5,208,289)        (3,111,166)
                                                                                               ====================================
ENDING NET ASSETS ..........................................................................   $      20,140,962   $     25,349,251
                                                                                               ====================================
SHARES ISSUED AND REDEEMED
   Shares sold .............................................................................             103,579             62,521
   Shares issued in reinvestment of distributions ..........................................                   0             10,882
   Shares redeemed .........................................................................            (467,398)          (543,007)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....            (363,819)          (469,604)
                                                                                               ====================================

Ending balance of undistributed net investment income (loss) ...............................   $         179,325   $              0
                                                                                               ------------------------------------

                                                                                                    VT LARGE COMPANY GROWTH FUND
                                                                                               -------------------------------------
                                                                                                    For the             For the
                                                                                                  Year Ended           Year Ended
                                                                                               December 31, 2007   December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................   $     108,621,014   $    116,002,760

OPERATIONS
   Net investment income (loss) ............................................................             202,662           (180,923)
   Net realized gain (loss) on investments .................................................           2,378,797         (1,406,919)
   Net change in unrealized appreciation (depreciation) of investments .....................           5,501,174          3,887,244
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations ............................           8,082,633          2,299,402
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ...................................................................                   0                  0
   Net realized gain on sales of investments ...............................................                   0                  0
                                                                                               ------------------------------------
Total distributions to shareholders ........................................................                   0                  0
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ...............................................................           5,962,327         19,955,112
   Reinvestment of distributions ...........................................................                   0                  0
   Cost of shares redeemed .................................................................         (23,600,619)       (29,636,260)
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .....         (17,638,292)        (9,681,148)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................          (9,555,659)        (7,381,746)
                                                                                               ====================================
ENDING NET ASSETS ..........................................................................   $      99,065,355   $    108,621,014
                                                                                               ====================================
SHARES ISSUED AND REDEEMED
   Shares sold .............................................................................             590,520          2,177,338
   Shares issued in reinvestment of distributions ..........................................                   0                  0
   Shares redeemed .........................................................................          (2,316,245)        (3,230,633)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....          (1,725,725)        (1,053,295)
                                                                                               ====================================

Ending balance of undistributed net investment income (loss) ...............................   $         202,663   $              0
                                                                                               ------------------------------------

                                                                                                       VT MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                    For the             For the
                                                                                                   Year Ended         Year Ended
                                                                                               December 31, 2007   December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................   $      52,499,083   $     55,503,618

OPERATIONS
   Net investment income (loss) ............................................................           2,203,670          2,301,619
   Net realized gain (loss) on investments .................................................                 211                (61)
   Net change in unrealized appreciation (depreciation) of investments .....................                   0                  0
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from operations ............................           2,203,881          2,301,558
                                                                                               ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ...................................................................          (2,203,670)        (2,302,981)
   Net realized gain on sales of investments ...............................................                   0                  0
                                                                                               ------------------------------------
Total distributions to shareholders ........................................................          (2,203,670)        (2,302,981)
                                                                                               ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ...............................................................          52,256,429         47,059,483
   Reinvestment of distributions ...........................................................           2,210,831          2,300,419
   Cost of shares redeemed .................................................................         (56,363,436)       (52,363,014)
                                                                                               ------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .....          (1,896,176)        (3,003,112)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................          (1,895,965)        (3,004,535)
                                                                                               ====================================
ENDING NET ASSETS ..........................................................................   $      50,603,118   $     52,499,083
                                                                                               ====================================
SHARES ISSUED AND REDEEMED
   Shares sold .............................................................................          52,256,429         47,059,483
   Shares issued in reinvestment of distributions ..........................................           2,210,831          2,300,419
   Shares redeemed .........................................................................         (56,363,436)       (52,363,014)
                                                                                               ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....          (1,896,176)        (3,003,112)
                                                                                               ====================================
Ending balance of undistributed net investment income (loss) ...............................   $               0   $              0
                                                                                               ------------------------------------

150 Wells Fargo Advantage Variable Trust Funds

                                             Statements of Changes in Net Assets


                                                                                                       VT OPPORTUNITY FUND
                                                                                              -------------------------------------
                                                                                                   For the             For the
                                                                                                  Year Ended         Year Ended
                                                                                              December 31, 2007   December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $     897,046,934   $   1,004,763,346

OPERATIONS
   Net investment income (loss) ...........................................................           6,405,785           4,561,235
   Net realized gain (loss) on investments ................................................         141,371,076         119,801,999
   Net change in unrealized appreciation (depreciation) of investments ....................         (87,770,740)        (15,802,903)
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................          60,006,121         108,560,331
                                                                                              -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..................................................................          (5,147,124)                  0
   Net realized gain on sales of investments ..............................................        (120,619,260)       (103,073,932)
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................        (125,766,384)       (103,073,932)
                                                                                              -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..............................................................          65,979,170          54,335,214
   Reinvestment of distributions ..........................................................         125,766,640         103,073,932
   Cost of shares redeemed ................................................................        (243,746,904)       (270,611,957)
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total.....         (52,001,094)       (113,202,811)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................        (117,761,357)       (107,716,412)
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $     779,285,577   $     897,046,934
                                                                                              =====================================

SHARES ISSUED AND REDEEMED
   Shares sold ............................................................................           2,723,976           2,258,636
   Shares issued in reinvestment of distributions .........................................           5,390,769           4,908,283
   Shares redeemed ........................................................................         (10,081,414)        (11,307,863)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...          (1,966,669)         (4,140,944)
                                                                                              =====================================

Ending balance of undistributed net investment income (loss) ..............................   $      12,522,814   $       4,246,699
                                                                                              -------------------------------------

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                  Wells Fargo Advantage Variable Trust Funds 151


                                                                                                     VT SMALL CAP GROWTH FUND
                                                                                              -------------------------------------
                                                                                                   For the            For the
                                                                                                  Year Ended         Year Ended
                                                                                              December 31, 2007   December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $     190,516,263   $     167,033,021

OPERATIONS
   Net investment income (loss) ...........................................................          (1,524,342)         (1,764,800)
   Net realized gain (loss) on investments ................................................          48,101,338          34,346,985
   Net change in unrealized appreciation (depreciation) of investments ....................         (20,819,556)          4,007,449
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................          25,757,440          36,589,634
                                                                                              -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..................................................................                   0                   0
   Net realized gain on sales of investments ..............................................         (31,940,178)         (4,390,755)
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................         (31,940,178)         (4,390,755)
                                                                                              -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..............................................................          29,958,902          18,106,886
   Reinvestment of distributions ..........................................................          31,939,491           4,390,702
   Cost of shares redeemed ................................................................         (24,837,803)        (31,213,225)
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....          37,060,590          (8,715,637)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................          30,877,852          23,483,242
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $     221,394,115   $     190,516,263
                                                                                              =====================================

SHARES ISSUED AND REDEEMED
   Shares sold ............................................................................           2,962,137           1,947,455
   Shares issued in reinvestment of distributions .........................................           3,162,328             527,094
   Shares redeemed ........................................................................          (2,400,873)         (3,377,927)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...           3,723,592            (903,378)
                                                                                              =====================================

Ending balance of undistributed net investment income (loss) ..............................   $               0   $               0
                                                                                              -------------------------------------

                                                                                                   VT SMALL/MID CAP VALUE FUND
                                                                                              -------------------------------------
                                                                                                   For the             For the
                                                                                                  Year Ended         Year Ended
                                                                                              December 31, 2007   December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $      23,462,113   $      23,888,622

OPERATIONS
   Net investment income (loss) ...........................................................             (63,687)            (55,736)
   Net realized gain (loss) on investments ................................................           2,998,200           3,898,646
   Net change in unrealized appreciation (depreciation) of investments ....................          (2,917,502)           (426,852)
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................              17,011           3,416,058
                                                                                              -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..................................................................              (4,115)                  0
   Net realized gain on sales of investments ..............................................          (3,459,810)         (3,659,180)
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................          (3,463,925)         (3,659,180)
                                                                                              -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..............................................................           5,064,947           7,953,474
   Reinvestment of distributions ..........................................................           3,463,925           3,659,180
   Cost of shares redeemed ................................................................         (11,017,103)        (11,796,041)
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....          (2,488,231)           (183,387)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................          (5,935,145)           (426,509)
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $      17,526,968   $      23,462,113
                                                                                              =====================================

SHARES ISSUED AND REDEEMED
   Shares sold ............................................................................             389,409             579,952
   Shares issued in reinvestment of distributions .........................................             283,928             310,890
   Shares redeemed ........................................................................            (865,255)           (864,749)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...            (191,918)             26,093
                                                                                              =====================================

Ending balance of undistributed net investment income (loss) ..............................   $         (24,142)  $         (62,222)
                                                                                              -------------------------------------

                                                                                                    VT TOTAL RETURN BOND FUND
                                                                                              -------------------------------------
                                                                                                   For the             For the
                                                                                                  Year Ended         Year Ended
                                                                                              December 31, 2007   December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $     116,449,325   $      85,444,520

OPERATIONS
   Net investment income (loss) ...........................................................           5,817,560           4,116,550
   Net realized gain (loss) on investments ................................................             270,020            (736,650)
   Net change in unrealized appreciation (depreciation) of investments ....................           1,470,381             517,176
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................           7,557,961           3,897,076
                                                                                              -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..................................................................          (5,839,104)         (4,144,502)
   Net realized gain on sales of investments ..............................................                   0                   0
                                                                                              -------------------------------------
Total distributions to shareholders .......................................................          (5,839,104)         (4,144,502)
                                                                                              -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..............................................................          28,392,338          48,274,827
   Reinvestment of distributions ..........................................................           5,851,603           4,134,737
   Cost of shares redeemed ................................................................         (23,314,434)        (21,157,333)
                                                                                              -------------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ....          10,929,507          31,252,231
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................          12,648,364          31,004,805
                                                                                              =====================================
ENDING NET ASSETS .........................................................................   $     129,097,689   $     116,449,325
                                                                                              =====================================

SHARES ISSUED AND REDEEMED
   Shares sold ............................................................................           2,898,839           4,954,448
   Shares issued in reinvestment of distributions .........................................             596,842             424,285
   Shares redeemed ........................................................................          (2,381,720)         (2,173,282)
                                                                                              -------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...           1,113,961           3,205,451
                                                                                              =====================================

Ending balance of undistributed net investment income (loss) ..............................   $          15,216   $          11,436
                                                                                              -------------------------------------

152 Wells Fargo Advantage Variable Trust Funds              Financial Highlights


                                                        Beginning                    Net Realized    Distributions
                                                        Net Asset        Net        and Unrealized      from Net      Distributions
                                                        Value Per    Investment       Gain (Loss)      Investment       from Net
                                                          Share     Income (Loss)   on Investments       Income      Realized Gains
-----------------------------------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    $ 14.13         0.34            0.73            (0.33)          (0.23)
January 1, 2006 to December 31, 2006 ................    $ 13.05         0.31            1.23            (0.31)          (0.15)
January 1, 2005 to December 31, 2005 ................    $ 12.97         0.27            0.37            (0.27)          (0.29)
January 1, 2004 to December 31, 2004 ................    $ 12.51         0.26            0.86            (0.26)          (0.40)
January 1, 2003 to December 31, 2003 ................    $ 10.41         0.18            2.10            (0.18)           0.00

VT C&B LARGE CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    $ 11.24         0.13           (0.26)           (0.12)           0.00
January 1, 2006 to December 31, 2006 ................    $  9.34         0.15            1.90            (0.15)           0.00
January 1, 2005 to December 31, 2005 ................    $  9.13         0.07            0.21            (0.07)           0.00
January 1, 2004 to December 31, 2004 ................    $  8.34         0.14            0.79            (0.14)           0.00
January 1, 2003 to December 31, 2003 ................    $  6.75         0.12            1.59            (0.12)           0.00

VT DISCOVERY FUND
-----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    $ 16.44        (0.15)           3.82             0.00            0.00
January 1, 2006 to December 31, 2006 ................    $ 14.34        (0.13)           2.23             0.00            0.00
January 1, 2005 to December 31, 2005 ................    $ 14.65        (0.09)           1.09             0.00           (1.31)
January 1, 2004 to December 31, 2004 ................    $ 12.66        (0.13)           2.12             0.00            0.00
January 1, 2003 to December 31, 2003 ................    $  9.08        (0.04)           3.62             0.00            0.00

VT EQUITY INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    $ 19.75         0.30            0.33            (0.30)          (1.34)
January 1, 2006 to December 31, 2006 ................    $ 16.96         0.28            2.83            (0.28)          (0.04)
January 1, 2005 to December 31, 2005 ................    $ 16.33         0.24            0.63            (0.24)           0.00
January 1, 2004 to December 31, 2004 ................    $ 14.93         0.24            1.40            (0.24)           0.00
January 1, 2003 to December 31, 2003 ................    $ 12.32         0.21            2.95            (0.21)          (0.34)

VT INTERNATIONAL CORE FUND
-----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    $  9.87         0.17            1.10             0.00           (0.78)
January 1, 2006 to December 31, 2006 ................    $  8.66         0.18            1.56            (0.16)          (0.37)
January 1, 2005 to December 31, 2005 ................    $  8.27         0.13            0.64            (0.16)          (0.22)
January 1, 2004 to December 31, 2004 ................    $  7.56         0.06            0.67            (0.02)           0.00
January 1, 2003 to December 31, 2003 ................    $  5.77         0.02            1.79            (0.02)           0.00

VT LARGE COMPANY CORE FUND
-----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    $ 15.59         0.14            0.23             0.00            0.00
January 1, 2006 to December 31, 2006 ................    $ 13.58         0.10            2.01            (0.10)           0.00
January 1, 2005 to December 31, 2005 ................    $ 13.97         0.08           (0.39)           (0.08)           0.00
January 1, 2004 to December 31, 2004 ................    $ 12.89         0.00            1.08             0.00            0.00
January 1, 2003 to December 31, 2003 ................    $ 10.43        (0.05)           2.51             0.00            0.00

VT LARGE COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    $  9.59         0.02            0.71             0.00            0.00
January 1, 2006 to December 31, 2006 ................    $  9.37        (0.02)           0.24             0.00            0.00
January 1, 2005 to December 31, 2005 ................    $  8.88        (0.02)           0.53            (0.02)           0.00
January 1, 2004 to December 31, 2004 ................    $  8.60         0.02            0.26             0.00            0.00
January 1, 2003 to December 31, 2003 ................    $  6.81        (0.03)           1.82             0.00            0.00

--------------------------------------------------------------------------------

1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2     These ratios do not include expenses from the Underlying Funds.

3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

4     Portfolio turnover ratio excluding TBAs is 337%.

5     Portfolio turnover ratio excluding TBAs is 309%.

6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights              Wells Fargo Advantage Variable Trust Funds 153


                                                                       Ending         Ratio to Average Net Assets (Annualized) 1
                                                                     Net Asset   ---------------------------------------------------
                                                          Return     Value Per   Net Investment      Gross     Expenses       Net
                                                        of Capital     Share      Income (Loss)   Expenses 2   Waived 2   Expenses 2
------------------------------------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................      0.00       $ 14.64         2.26%          1.02%      (0.02)%      1.00%
January 1, 2006 to December 31, 2006 ................      0.00       $ 14.13         2.27%          1.02%      (0.02)%      1.00%
January 1, 2005 to December 31, 2005 ................      0.00       $ 13.05         2.06%          1.04%      (0.04)%      1.00%
January 1, 2004 to December 31, 2004 ................      0.00       $ 12.97         2.08%          1.02%      (0.02)%      1.00%
January 1, 2003 to December 31, 2003 ................      0.00       $ 12.51         1.64%          1.02%      (0.02)%      1.00%

VT C&B LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................      0.00       $ 10.99         1.11%          1.17%      (0.17)%      1.00%
January 1, 2006 to December 31, 2006 ................      0.00       $ 11.24         1.44%          1.17%      (0.17)%      1.00%
January 1, 2005 to December 31, 2005 ................      0.00       $  9.34         0.76%          1.17%      (0.17)%      1.00%
January 1, 2004 to December 31, 2004 ................      0.00       $  9.13         1.58%          1.19%      (0.19)%      1.00%
January 1, 2003 to December 31, 2003 ................      0.00       $  8.34         1.62%          1.20%      (0.20)%      1.00%

VT DISCOVERY FUND
------------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................      0.00       $ 20.11        (0.72)%         1.21%      (0.06)%      1.15%
January 1, 2006 to December 31, 2006 ................      0.00       $ 16.44        (0.76)%         1.21%      (0.06)%      1.15%
January 1, 2005 to December 31, 2005 ................      0.00       $ 14.34        (0.76)%         1.26%      (0.08)%      1.18%
January 1, 2004 to December 31, 2004 ................      0.00       $ 14.65        (0.92)%         1.23%      (0.04)%      1.19%
January 1, 2003 to December 31, 2003 ................      0.00       $ 12.66        (0.36)%         1.24%      (0.11)%      1.13%

VT EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................      0.00       $ 18.74         1.49%          1.05%      (0.05)%      1.00%
January 1, 2006 to December 31, 2006 ................      0.00       $ 19.75         1.53%          1.04%      (0.04)%      1.00%
January 1, 2005 to December 31, 2005 ................      0.00       $ 16.96         1.43%          1.05%      (0.05)%      1.00%
January 1, 2004 to December 31, 2004 ................      0.00       $ 16.33         1.59%          1.03%      (0.03)%      1.00%
January 1, 2003 to December 31, 2003 ................      0.00       $ 14.93         1.59%          1.06%      (0.06)%      1.00%

VT INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................      0.00       $ 10.36         1.57%          1.44%      (0.44)%      1.00%
January 1, 2006 to December 31, 2006 ................      0.00       $  9.87         1.85%          1.43%      (0.43)%      1.00%
January 1, 2005 to December 31, 2005 ................      0.00       $  8.66         1.61%          1.41%      (0.41)%      1.00%
January 1, 2004 to December 31, 2004 ................      0.00       $  8.27         0.87%          1.42%      (0.42)%      1.00%
January 1, 2003 to December 31, 2003 ................      0.00       $  7.56         0.69%          1.59%      (0.59)%      1.00%

VT LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................      0.00       $ 15.96         0.76%          1.22%      (0.22)%      1.00%
January 1, 2006 to December 31, 2006 ................      0.00       $ 15.59         0.64%          1.19%      (0.19)%      1.00%
January 1, 2005 to December 31, 2005 ................      0.00       $ 13.58         0.49%          1.13%      (0.13)%      1.00%
January 1, 2004 to December 31, 2004 ................      0.00       $ 13.97        (0.03)%         1.13%      (0.13)%      1.00%
January 1, 2003 to December 31, 2003 ................      0.00       $ 12.89        (0.44)%         1.13%      (0.13)%      1.00%

VT LARGE COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................      0.00       $ 10.32         0.19%          1.05%      (0.05)%      1.00%
January 1, 2006 to December 31, 2006 ................      0.00       $  9.59        (0.16)%         1.04%      (0.04)%      1.00%
January 1, 2005 to December 31, 2005 ................      0.00       $  9.37        (0.21)%         1.05%      (0.05)%      1.00%
January 1, 2004 to December 31, 2004 ................      0.00       $  8.88         0.18%          1.05%      (0.05)%      1.00%
January 1, 2003 to December 31, 2003 ................      0.00       $  8.60        (0.46)%         1.06%      (0.06)%      1.00%

                                                                   Portfolio    Net Assets at
                                                          Total     Turnover    End of Period
                                                        Return 3     Rate 6    (000's omitted)
----------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
----------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................     7.60%        25%        $ 254,054
January 1, 2006 to December 31, 2006 ................    12.14%        12%        $ 288,387
January 1, 2005 to December 31, 2005 ................     4.99%         2%        $ 309,673
January 1, 2004 to December 31, 2004 ................     9.34%         5%        $ 326,374
January 1, 2003 to December 31, 2003 ................    22.09%         7%        $ 290,723

VT C&B LARGE CAP VALUE FUND
----------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    (1.17)%       35%        $  30,467
January 1, 2006 to December 31, 2006 ................    22.12%        30%        $  32,169
January 1, 2005 to December 31, 2005 ................     3.11%       106%        $  28,664
January 1, 2004 to December 31, 2004 ................    11.22%        16%        $  30,287
January 1, 2003 to December 31, 2003 ................    25.57%        20%        $  29,482

VT DISCOVERY FUND
----------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    22.32%       135%        $ 238,894
January 1, 2006 to December 31, 2006 ................    14.64%       114%        $ 233,947
January 1, 2005 to December 31, 2005 ................     8.27%       144%        $ 250,275
January 1, 2004 to December 31, 2004 ................    15.72%       168%        $  93,048
January 1, 2003 to December 31, 2003 ................    39.43%       293%        $  94,115

VT EQUITY INCOME FUND
----------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................     2.80%        20%        $  94,097
January 1, 2006 to December 31, 2006 ................    18.55%        14%        $ 116,232
January 1, 2005 to December 31, 2005 ................     5.38%        23%        $ 114,375
January 1, 2004 to December 31, 2004 ................    11.08%        13%        $ 120,138
January 1, 2003 to December 31, 2003 ................    26.21%        15%        $ 103,157

VT INTERNATIONAL CORE FUND
----------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    12.67%        65%        $  44,470
January 1, 2006 to December 31, 2006 ................    20.81%        43%        $  44,317
January 1, 2005 to December 31, 2005 ................     9.67%        53%        $  39,602
January 1, 2004 to December 31, 2004 ................     9.63%       115%        $  35,071
January 1, 2003 to December 31, 2003 ................    31.46%        90%        $  22,033

VT LARGE COMPANY CORE FUND
----------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................     2.37%        42%        $  20,141
January 1, 2006 to December 31, 2006 ................    15.57%        19%        $  25,349
January 1, 2005 to December 31, 2005 ................    (2.24)%      112%        $  28,460
January 1, 2004 to December 31, 2004 ................     8.38%        45%        $  38,055
January 1, 2003 to December 31, 2003 ................    23.59%        58%        $  43,384

VT LARGE COMPANY GROWTH FUND
----------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................     7.61%        10%        $  99,065
January 1, 2006 to December 31, 2006 ................     2.35%        12%        $ 108,621
January 1, 2005 to December 31, 2005 ................     5.70%        11%        $ 116,003
January 1, 2004 to December 31, 2004 ................     3.26%        15%        $ 107,229
January 1, 2003 to December 31, 2003 ................    26.28%        10%        $  96,802

154 Wells Fargo Advantage Variable Trust Funds              Financial Highlights


                                                        Beginning                    Net Realized    Distributions
                                                        Net Asset        Net        and Unrealized      from Net     Distributions
                                                        Value Per    Investment       Gain (Loss)      Investment       from Net
                                                          Share     Income (Loss)   on Investments       Income      Realized Gains
-----------------------------------------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    $  1.00         0.05            0.00            (0.05)            0.00
January 1, 2006 to December 31, 2006 ................    $  1.00         0.04            0.00            (0.04)            0.00
January 1, 2005 to December 31, 2005 ................    $  1.00         0.03            0.00            (0.03)            0.00
January 1, 2004 to December 31, 2004 ................    $  1.00         0.01            0.00            (0.01)            0.00
January 1, 2003 to December 31, 2003 ................    $  1.00         0.01            0.00            (0.01)            0.00

VT OPPORTUNITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    $ 24.02         0.21            1.60            (0.16)           (3.64)
January 1, 2006 to December 31, 2006 ................    $ 24.22         0.13            2.43             0.00            (2.76)
January 1, 2005 to December 31, 2005 ................    $ 22.45        (0.02)           1.79             0.00             0.00
January 1, 2004 to December 31, 2004 ................    $ 18.99        (0.05)           3.51             0.00             0.00
January 1, 2003 to December 31, 2003 ................    $ 13.87        (0.02)           5.15            (0.01)            0.00

VT SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    $  9.96        (0.07)           1.52             0.00            (1.72)
January 1, 2006 to December 31, 2006 ................    $  8.34        (0.09)           1.94             0.00            (0.23)
January 1, 2005 to December 31, 2005 ................    $  7.85        (0.08)           0.57             0.00             0.00
January 1, 2004 to December 31, 2004 ................    $  6.90        (0.06)           1.01             0.00             0.00
January 1, 2003 to December 31, 2003 ................    $  4.85        (0.04)           2.09             0.00             0.00

VT SMALL/MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    $ 13.22        (0.04)           0.21             0.00            (2.31)
January 1, 2006 to December 31, 2006 ................    $ 13.66        (0.03)           1.84             0.00            (2.25)
January 1, 2005 to December 31, 2005 ................    $ 11.77        (0.06)           2.00            (0.05)            0.00
January 1, 2004 to December 31, 2004 ................    $ 10.08        (0.03)           1.72             0.00             0.00
January 1, 2003 to December 31, 2003 ................    $  7.29         0.00            2.80            (0.01)            0.00

VT TOTAL RETURN BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    $  9.81         0.45            0.13            (0.45)            0.00
January 1, 2006 to December 31, 2006 ................    $  9.86         0.43           (0.05)           (0.43)            0.00
January 1, 2005 to December 31, 2005 ................    $ 10.08         0.36           (0.17)           (0.37)           (0.04)
January 1, 2004 to December 31, 2004 ................    $ 10.66         0.34            0.10            (0.34)           (0.68)
January 1, 2003 to December 31, 2003 ................    $ 10.38         0.45            0.41            (0.45)           (0.13)

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Financial Highlights              Wells Fargo Advantage Variable Trust Funds 155


                                                                      Ending         Ratio to Average Net Assets (Annualized) 1
                                                                     Net Asset   -------------------------------------------------
                                                          Return     Value Per   Net Investment     Gross      Expenses      Net
                                                        of Capital     Share      Income (Loss)   Expenses 2   Waived 2   Expenses
----------------------------------------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................      0.00       $  1.00         4.56%          0.84%      (0.09)%     0.75%
January 1, 2006 to December 31, 2006 ................      0.00       $  1.00         4.33%          0.82%      (0.07)%     0.75%
January 1, 2005 to December 31, 2005 ................      0.00       $  1.00         2.53%          0.82%      (0.07)%     0.75%
January 1, 2004 to December 31, 2004 ................      0.00       $  1.00         0.68%          0.87%      (0.12)%     0.75%
January 1, 2003 to December 31, 2003 ................      0.00       $  1.00         0.51%          0.89%      (0.14)%     0.75%

VT OPPORTUNITY FUND
----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................      0.00       $ 22.03         0.74%          1.19%      (0.12)%     1.07%
January 1, 2006 to December 31, 2006 ................      0.00       $ 24.02         0.48%          1.18%      (0.11)%     1.07%
January 1, 2005 to December 31, 2005 ................      0.00       $ 24.22        (0.06)%         1.32%      (0.21)%     1.11%
January 1, 2004 to December 31, 2004 ................      0.00       $ 22.45        (0.22)%         1.41%      (0.35)%     1.06%
January 1, 2003 to December 31, 2003 ................      0.00       $ 18.99        (0.13)%         1.40%      (0.31)%     1.09%

VT SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................      0.00       $  9.69        (0.73)%         1.22%      (0.02)%     1.20%
January 1, 2006 to December 31, 2006 ................      0.00       $  9.96        (0.98)%         1.23%      (0.03)%     1.20%
January 1, 2005 to December 31, 2005 ................      0.00       $  8.34        (0.99)%         1.24%      (0.04)%     1.20%
January 1, 2004 to December 31, 2004 ................      0.00       $  7.85        (0.91)%         1.24%      (0.04)%     1.20%
January 1, 2003 to December 31, 2003 ................      0.00       $  6.90        (0.91)%         1.25%      (0.05)%     1.20%

VT SMALL/MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................      0.00       $ 11.08        (0.31)%         1.51%      (0.37)%     1.14%
January 1, 2006 to December 31, 2006 ................      0.00       $ 13.22        (0.23)%         1.46%      (0.32)%     1.14%
January 1, 2005 to December 31, 2005 ................      0.00       $ 13.66        (0.49)%         1.48%      (0.33)%     1.15%
January 1, 2004 to December 31, 2004 ................      0.00       $ 11.77        (0.29)%         1.49%      (0.37)%     1.12%
January 1, 2003 to December 31, 2003 ................      0.00       $ 10.08        (0.07)%         1.61%      (0.48)%     1.13%

VT TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................      0.00       $  9.94         4.58%          0.94%      (0.04)%     0.90%
January 1, 2006 to December 31, 2006 ................      0.00       $  9.81         4.36%          0.95%      (0.05)%     0.90%
January 1, 2005 to December 31, 2005 ................      0.00       $  9.86         3.58%          0.96%      (0.06)%     0.90%
January 1, 2004 to December 31, 2004 ................      0.00       $ 10.08         3.34%          0.96%      (0.06)%     0.90%
January 1, 2003 to December 31, 2003 ................      0.00       $ 10.66         4.17%          0.97%      (0.07)%     0.90%

                                                                   Portfolio    Net Assets at
                                                         Total      Turnover    End of Period
                                                        Return 3     Rate 6    (000's omitted)
----------------------------------------------------------------------------------------------
VT MONEY MARKET FUND
----------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................     4.68%       NA           $    50,603
January 1, 2006 to December 31, 2006 ................     4.41%       NA           $    52,499
January 1, 2005 to December 31, 2005 ................     2.55%       NA           $    55,504
January 1, 2004 to December 31, 2004 ................     0.70%       NA           $    58,738
January 1, 2003 to December 31, 2003 ................     0.50%       NA           $    81,583

VT OPPORTUNITY FUND
----------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................     6.63%       64%          $   779,286
January 1, 2006 to December 31, 2006 ................    12.22%       41%          $   897,047
January 1, 2005 to December 31, 2005 ................     7.88%       41%          $ 1,004,763
January 1, 2004 to December 31, 2004 ................    18.22%       40%          $ 1,019,885
January 1, 2003 to December 31, 2003 ................    37.01%       56%          $ 1,021,895

VT SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    13.81%      121%          $   221,394
January 1, 2006 to December 31, 2006 ................    22.75%      135%          $   190,516
January 1, 2005 to December 31, 2005 ................     6.24%      128%          $   167,033
January 1, 2004 to December 31, 2004 ................    13.77%      175%          $   180,230
January 1, 2003 to December 31, 2003 ................    42.27%      191%          $   138,151

VT SMALL/MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    (0.32)%      60%          $    17,527
January 1, 2006 to December 31, 2006 ................    15.29%       81%          $    23,462
January 1, 2005 to December 31, 2005 ................    16.50%      112%          $    23,889
January 1, 2004 to December 31, 2004 ................    16.77%       72%          $    25,989
January 1, 2003 to December 31, 2003 ................    38.39%       71%          $    27,713

VT TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------
January 1, 2007 to December 31, 2007 ................    6.08%       580% 5        $   129,098
January 1, 2006 to December 31, 2006 ................    3.92%       662% 4        $   116,449
January 1, 2005 to December 31, 2005 ................    1.90%       714%          $    85,445
January 1, 2004 to December 31, 2004 ................    4.39%       773%          $    76,683
January 1, 2003 to December 31, 2003 ................    8.40%       619%          $    70,988

156 Wells Fargo Advantage Variable Trust Funds     Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of December 31, 2007, the Trust consists of 12 separate funds (each, a "Fund", collectively, the "Funds"). These financial statements present the VT Asset Allocation Fund, VT C&B Large Cap Value Fund (formerly named the Equity Value Fund), VT Discovery Fund, VT Equity Income Fund, VT International Core Fund (formerly named the International Equity Fund), VT Large Company Core Fund (formerly named the Growth Fund), VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund (formerly named the Multi Cap Value Fund), and VT Total Return Bond Fund. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies. Each Fund is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sale price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment

Notes to Financial Statements     Wells Fargo Advantage Variable Trust Funds 157


involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, for the VT Discovery, VT International Core, VT Large Company Core, VT Large Company Growth, VT Opportunity, VT Small Cap Growth and VT Small/Mid Cap Value Funds is declared and distributed to shareholders annually. Net investment income, if any, for the VT Asset Allocation, VT C&B Large Value and VT Equity Income Funds is declared and distributed quarterly. Net investment income, if any, for the VT Money Market and VT Total Return Bond Funds is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

158 Wells Fargo Advantage Variable Trust Funds     Notes to Financial Statements


Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At December 31, 2007, as result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

-----------------------------------------------------------------------------------------
                                UNDISTRIBUTED NET   UNDISTRIBUTED NET
FUND                            INVESTMENT INCOME   REALIZED GAIN/LOSS   PAID -IN-CAPITAL
-----------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND           $   (34,563)       $     34,563        $          0
-----------------------------------------------------------------------------------------
VT DISCOVERY FUND                    1,736,985              55,695          (1,792,680)
-----------------------------------------------------------------------------------------
VT EQUITY INCOME FUND                      (15)                 15                   0
-----------------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND            (108,595)            108,595                   0
-----------------------------------------------------------------------------------------
VT OPPORTUNITY FUND                  7,017,454          (7,017,454)                  0
-----------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND             1,524,342          (1,524,342)                  0
-----------------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND            105,882            (105,882)                  0
-----------------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND               25,324             (25,324)                  0
-----------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2007.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2007, the Fund's net capital loss carryforwards, which are available to offset future net realized capital gains, were:

---------------------------------------------------------------------------
                                                              CAPITAL LOSS
FUND                                        EXPIRATION YEAR   CARRYFORWARDS
---------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                      2012         $      78,234
---------------------------------------------------------------------------
VT DISCOVERY FUND                                2008            52,572,927
                                                 2009            94,527,114
---------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                       2010            11,186,858
                                                 2011             1,781,980
---------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND                     2009             4,034,254
                                                 2010            14,881,364
                                                 2011             2,858,910
                                                 2012             1,003,450
                                                 2013             2,022,267
                                                 2014             1,615,063
---------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND                        2013               308,309
                                                 2014             1,148,359
---------------------------------------------------------------------------

Notes to Financial Statements     Wells Fargo Advantage Variable Trust Funds 159


The Funds had deferred post-October capital losses occurring subsequent to December 31, 2007. For tax purposes, such losses were treated as having occurred on January 1, 2008. As of December 31, 2007, deferred post-October capital losses were as follows:

--------------------------------------------------------------------------------
                                                                     DEFERRED
                                                                   POST-OCTOBER
FUND                                                               CAPITAL LOSS
--------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                                            $ 1,781,112
--------------------------------------------------------------------------------
VT DISCOVERY FUND                                                       200,761
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At December 31, 2007, the Funds had no open forward foreign currency contracts.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2007, the following Fund held futures contracts:

--------------------------------------------------------------------------------------------------------
                                                                             NOTIONAL     NET UNREALIZED
                                                                             CONTRACT     APPRECIATION/
FUND                         CONTRACTS        TYPE        EXPIRATION DATE     AMOUNT      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND     180 Long    S&P 500 Future     March 2008      $66,974,325     $ (500,325)
                              35 Long    U.S. Long Bond     March 2008        4,001,813         71,313
                             547 Short   U.S. Long Bond     March 2008       64,101,836        444,711
--------------------------------------------------------------------------------------------------------

TBA SALE COMMITMENTS

The Funds may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at year ended December 31, 2007, are listed after the Fund's Portfolio of Investments.

160 Wells Fargo Advantage Variable Trust Funds     Notes to Financial Statements


MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the value of the related collateral at December 31, 2007 are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

Certain Funds may enter into customized equity basket swaps ("Equity Swaps") to manage their exposure to the equity markets. In these transactions, the Funds enter into an agreement with a counterparty to receive/pay the return/loss on a customized basket of equity securities (the "Notional"). In exchange, the Fund pays/receives interest plus any losses/less any gains on the notional amount. Equity swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying basket of securities, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Equity swap contracts outstanding at December 31, 2007, are listed below:

Notes to Financial Statements     Wells Fargo Advantage Variable Trust Funds 161


----------------------------------------------------------------------------------------------------------------------------
                            SWAP         NOTIONAL     INTEREST RATE/        INTEREST RATE/        MATURITY    NET UNREALIZED
FUND                   COUNTER PARTY     PRINCIPAL    INDEX RECEIVED          INDEX PAID            DATE       GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND   Lehman Brothers   $ 6,240,601    Market Value       Notional Amount x      04/16/2008     $ 322,227
                      Special Finance                  Appreciation      (3 Months USD Libor
                                                       on Customize       plus 30 bps) plus
                                                       Stock Index*          Market Value
                                                                           Depreciation on
                                                                        Customized Stock Index
----------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND   Lehman Brothers   $ 4,501,531    Market Value       Notional Amount x      10/07/2008     $(738,300)
                      Special Finance                  Appreciation      (3 Months USD Libor
                                                       on Customize       plus 30 bps) plus
                                                      Stock Index***         Market Value
                                                                           Depreciation on
                                                                        Customized Stock Index
----------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND   Lehman Brothers   $11,701,183    Market Value       Notional Amount x      11/03/2008     $(368,794)
                      Special Finance                  Appreciation      (3 Months USD Libor
                                                       on Customize       plus 30 bps) plus
                                                       Stock Index**         Market Value
                                                                           Depreciation on
                                                                        Customized Stock Index
----------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND   Lehman Brothers   $10,523,689    Market Value       Notional Amount x      11/14/2008     $(185,025)
                      Special Finance                  Appreciation      (3 Months USD Libor
                                                       on Customize       plus 30 bps) plus
                                                      Stock Index****        Market Value
                                                                           Depreciation on
                                                                        Customized Stock Index
----------------------------------------------------------------------------------------------------------------------------

* Customized Stock Index consists of the following basket of common stocks valued as of December 31, 2007: Carnival Corporation, Time Warner Incorporated, UnitedHealth Group Incorporated, and Pfizer Incorporated.

** Customized Stock Index consists of the following basket of common stocks valued as of December 31, 2007: Companhia Vale do Rio Doce (CVRD), BHP Billiton Limited, Alcoa Incorporated and Newmont Mining Corporation.

*** Customized Stock Index consists of the following basket of common stocks valued as of December 31, 2007: DR Horton Incorporated, KB Home, Lennar Corporation, Pulte Homes Incorporated and Ryland Group Incorporated.

**** Customized Stock Index consists of the following basket of common stocks valued as of December 31, 2007: Norfolk Southern Corporation, Union Pacific Corporation, Burlington Northern Santa Fe Corporation and Con-Way Incorporated.

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes.

Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values. At December 31, 2007, the Funds had no open interest rate swap contracts.

The Funds may enter into various hedging transactions, such as credit default swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Funds record as an increase or decrease to unrealized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. Credit default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. At December 31, 2007, the Funds had no open credit default swap contracts.

162 Wells Fargo Advantage Variable Trust Funds     Notes to Financial Statements


WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Written options transactions during the year ended December 31, 2007, were as follows:

--------------------------------------------------------------------------------
                                                         VT OPPORTUNITY FUND
                                                     ---------------------------
                                                                     PREMIUMS
CALL OPTIONS WRITTEN                                 CONTRACTS       RECEIVED
--------------------------------------------------------------------------------
Options at beginning of period                       (15,288)      $(1,072,631)
--------------------------------------------------------------------------------
Options written                                       (2,160)       (1,162,402)
--------------------------------------------------------------------------------
Options expired                                        6,116           548,129
--------------------------------------------------------------------------------
Options exercised                                     11,332         1,686,904
--------------------------------------------------------------------------------
Options at end of period                                   0                 0
--------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

--------------------------------------------------------------------------------------------------------------------
                                                     ADVISORY                                           SUBADVISORY
                                                    FEES (% OF                                          FEES (% OF
                               AVERAGE DAILY      AVERAGE DAILY                      AVERAGE DAILY     AVERAGE DAILY
FUND                            NET ASSETS         NET ASSETS)      SUBADVISER        NET ASSETS        NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND     First $500 million        0.550      Wells Capital   First $100 million       0.150
                              Next $500 million        0.500        Management     Next $100 million       0.125
                                Next $2 billion        0.450       Incorporated    Over $200 million       0.100
                                Next $2 billion        0.425
                                Over $5 billion        0.400
--------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements     Wells Fargo Advantage Variable Trust Funds 163


------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  SUBADVISORY
                                                      ADVISORY FEES                                               FEES (% OF
                                 AVERAGE DAILY        (% OF AVERAGE                           AVERAGE DAILY      AVERAGE DAILY
FUND                              NET ASSETS        DAILY NET ASSETS)      SUBADVISER           NET ASSETS        NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND   First $500 million          0.550             Cooke &        First $250 million        0.450
                               Next $500 million          0.500             Bieler,         Next $250 million        0.400
                                 Next $2 billion          0.450               LP            Next $250 million        0.350
                                 Next $2 billion          0.425                             Over $750 million        0.300
                                 Over $5 billion          0.400
------------------------------------------------------------------------------------------------------------------------------
VT DISCOVERY FUND             First $500 million          0.750          Wells Capital     First $100 million        0.450
                               Next $500 million          0.700            Management       Next $100 million        0.400
                                 Next $2 billion          0.650           Incorporated      Over $200 million        0.350
                                 Next $2 billion          0.625
                                 Over $5 billion          0.600
------------------------------------------------------------------------------------------------------------------------------
VT EQUITY INCOME FUND         First $500 million          0.550          Wells Capital     First $100 million        0.350
                               Next $500 million          0.500            Management       Next $100 million        0.300
                                 Next $2 billion          0.450           Incorporated      Next $300 million        0.200
                                 Next $2 billion          0.425                             Over $500 million        0.150
                                 Over $5 billion          0.400
------------------------------------------------------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND    First $500 million          0.750             New Star        First $50 million        0.350
                               Next $500 million          0.700           Institutional     Next $500 million        0.290
                                 Next $2 billion          0.650         Managers Limited    Over $550 million        0.200
                                 Next $2 billion          0.625
                                 Over $5 billion          0.600
------------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND    First $500 million          0.550            Matrix Asset     First $50 million        0.200
                               Next $500 million          0.500              Advisors        Over $50 million        0.160
                                 Next $2 billion          0.450            Incorporated
                                 Next $2 billion          0.425
                                 Over $5 billion          0.400
------------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND  First $500 million          0.550            Peregrine        First $25 million        0.560
                               Next $500 million          0.500             Capital          Next $25 million        0.450
                                 Next $2 billion          0.450            Management       Next $225 million        0.375
                                 Next $2 billion          0.425           Incorporated      Over $275 million        0.225
                                 Over $5 billion          0.400
------------------------------------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND          First $500 million          0.300          Wells Capital       First $1 billion        0.050
                              Next $500 million           0.300            Management         Next $2 billion        0.030
                                 Next $2 billion          0.275           Incorporated        Next $3 billion        0.020
                                 Next $2 billion          0.275                               Over $6 billion        0.010
                                 Over $5 billion          0.250
------------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND           First $500 million          0.750          Wells Capital     First $100 million        0.450
                               Next $500 million          0.700            Management       Next $100 million        0.400
                                 Next $2 billion          0.650           Incorporated      Over $200 million        0.300
                                 Next $2 billion          0.625
                                 Over $5 billion          0.600
------------------------------------------------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND      First $500 million          0.750          Wells Capital     First $100 million        0.550
                               Next $500 million          0.700            Management       Next $100 million        0.500
                                 Next $2 billion          0.650           Incorporated      Over $200 million        0.400
                                 Next $2 billion          0.625
                                 Over $5 billion          0.600
------------------------------------------------------------------------------------------------------------------------------

164 Wells Fargo Advantage Variable Trust Funds     Notes to Financial Statements


------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  SUBADVISORY
                                                      ADVISORY FEES                                               FEES (% OF
                                 AVERAGE DAILY        (% OF AVERAGE                           AVERAGE DAILY      AVERAGE DAILY
FUND                              NET ASSETS        DAILY NET ASSETS)      SUBADVISER           NET ASSETS        NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND   First $500 million          0.750           Wells Capital    First $100 million        0.450
                               Next $500 million          0.700             Management      Next $100 million        0.400
                                 Next $2 billion          0.650            Incorporated     Over $200 million        0.350
                                 Next $2 billion          0.625
                                 Over $5 billion          0.600
------------------------------------------------------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND     First $500 million          0.450           Wells Capital    First $100 million        0.200
                               Next $500 million          0.400             Management      Next $200 million        0.175
                                 Next $2 billion          0.350            Incorporated     Next $200 million        0.150
                                 Next $2 billion          0.325                             Over $500 million        0.100
                                 Over $5 billion          0.300
------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

-------------------------------------------------------------------------------------------------------
                                                                AVERAGE DAILY          (% OF AVERAGE
FUND                                                              NET ASSETS         DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------
All Funds                                                      First $5 billion             0.16
                                                                Next $5 billion             0.15
                                                               Over $10 billion             0.14
-------------------------------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                             % OF AVERAGE
FUND                                                         DAILY NET ASSETS
--------------------------------------------------------------------------------
ALL VARIABLE TRUST FUNDS (EXCEPT VT INTERNATIONAL CORE FUND)       0.02
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                                         0.10
--------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan ("Plan") for the Funds, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets.

For the year ended December 31, 2007, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended December 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount

Notes to Financial Statements     Wells Fargo Advantage Variable Trust Funds 165


consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended December 31, 2007 were as follows:

---------------------------------------------------------------------------------------------------------
                                                                                  NET OPERATING
FUND                                                                             EXPENSE RATIOS
---------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                                                              1.00%
---------------------------------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                                                           1.00%
---------------------------------------------------------------------------------------------------------
VT DISCOVERY FUND                                                                     1.15%
---------------------------------------------------------------------------------------------------------
VT EQUITY INCOME FUND                                                                 1.00%
---------------------------------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                                                            1.00%
---------------------------------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                                                            1.00%
---------------------------------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND                                                          1.00%
---------------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND                                                                  0.75%
---------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND                                                                   1.07%
---------------------------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                                                              1.20%
---------------------------------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                                                           1.14%
---------------------------------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND                                                             0.90%
---------------------------------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended December 31, 2007, were as follows:

---------------------------------------------------------------------------------------------------------
FUND                                             PURCHASES AT COST              SALES PROCEEDS
---------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                             $  66,629,655               $ 110,459,958
---------------------------------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                             10,828,774                  10,950,503
---------------------------------------------------------------------------------------------------------
VT DISCOVERY FUND                                      310,695,017                 354,752,376
---------------------------------------------------------------------------------------------------------
VT EQUITY INCOME FUND                                   21,125,262                  45,103,515
---------------------------------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                              29,675,865                  34,373,642
---------------------------------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                               9,717,230                  15,348,707
---------------------------------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND                            10,488,830                  27,172,165
---------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND                                    513,896,149                 717,715,133
---------------------------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                               247,427,954                 249,950,259
---------------------------------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                             12,359,910                  18,326,624
---------------------------------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND                              793,711,105                 765,872,988
---------------------------------------------------------------------------------------------------------

The Money Market Fund trades exclusively in short-term securities, so such purchases and sales are not reflected in the schedule.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended December 31, 2007, there were no borrowings by any of the Funds under this agreement.

166 Wells Fargo Advantage Variable Trust Funds     Notes to Financial Statements


6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007, and December 31, 2006, was as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                              Ordinary Income            Long-term Capital Gain                  Total
FUND                                        2007           2006           2007            2006            2007            2006
-----------------------------------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                $  8,931,742   $ 8,015,852   $   1,357,946   $   2,005,487   $  10,289,688   $  10,021,339
-----------------------------------------------------------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                  338,853       440,202               0               0         338,853         440,202
-----------------------------------------------------------------------------------------------------------------------------------
VT EQUITY INCOME FUND                      1,838,055     1,695,304       6,611,366         241,083       8,449,421       1,936,387
-----------------------------------------------------------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                   659,812     1,744,530       2,690,129         591,860       3,349,941       2,336,390
-----------------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                         0       169,525               0               0               0         169,525
-----------------------------------------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND                       2,203,670     2,301,980               0           1,000       2,203,670       2,302,980
-----------------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND                       20,855,034             0     104,911,350     103,073,932     125,766,384     103,073,932
-----------------------------------------------------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                  16,770,316             0      15,169,862       4,390,755      31,940,178       4,390,755
-----------------------------------------------------------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                1,864,362             0       1,599,563       3,659,180       3,463,925       3,659,180
-----------------------------------------------------------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND                  5,839,104     4,144,502               0               0       5,839,104       4,144,502
-----------------------------------------------------------------------------------------------------------------------------------

As of December 31, 2007, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to tax deferral of losses on wash sales, mark-to-market and straddle loss deferred adjustment.

-----------------------------------------------------------------------------------------------------------------------------------
                                        Undistributed     Undistributed        Unrealized
                                           Ordinary          Long-Term        Appreciation        Capital Loss
FUND                                        Income             Gain          (Depreciation)       Carryforward*          Total
-----------------------------------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                $  6,432,571      $  8,903,014        $ 23,954,501       $   (1,781,112)     $  37,508,974
-----------------------------------------------------------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                   20,064                 0           1,195,478              (78,234)         1,137,308
-----------------------------------------------------------------------------------------------------------------------------------
VT DISCOVERY FUND                                  0                 0          29,154,018         (147,300,802)      (118,146,784)
-----------------------------------------------------------------------------------------------------------------------------------
VT EQUITY INCOME FUND                         15,454        10,480,378          17,926,233                    0         28,422,065
-----------------------------------------------------------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                 2,056,682         5,154,973           7,424,836                    0         14,636,491
-----------------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                   179,325                 0             214,116          (12,968,838)       (12,575,397)
-----------------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND                 202,663                 0          14,238,697          (26,415,308)       (11,973,948)
-----------------------------------------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND                             150                 0                   0                    0                150
-----------------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND                       51,681,655        96,237,496          93,807,269                    0        241,726,420
-----------------------------------------------------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                  27,294,951        19,529,275          (2,412,598)                   0         44,411,628
-----------------------------------------------------------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                  384,717         2,347,001            (594,645)                   0          2,137,073
-----------------------------------------------------------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND                     30,091                 0           1,460,993           (1,456,668)            34,416
-----------------------------------------------------------------------------------------------------------------------------------

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

Notes to Financial Statements     Wells Fargo Advantage Variable Trust Funds 167


8. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

168 Wells Fargo Advantage Variable Trust Funds

                         Report of Independent Registered Public Accounting Firm


THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO VARIABLE TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the VT Asset Allocation Fund, VT C&B Large Cap Value Fund, VT Discovery Fund, VT Equity Income Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund, and the VT Total Return Bond Fund, twelve of the Funds constituting the Wells Fargo Variable Trust as of December 31, 2007, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights of the VT Asset Allocation Fund, VT C&B Large Cap Value Fund, VT Equity Income Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Money Market Fund, VT Small Cap Growth Fund and VT Total Return Bond Fund for each of the years in the five year period then ended and the VT Discovery Fund, VT Opportunity Fund and the VT Small/Mid Cap Value Fund for each of the years in the four year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the VT Discovery Fund, VT Opportunity Fund and VT Small/Mid Cap Value Fund for the year ended December 31, 2003 were audited by other auditors whose report dated February 3, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Variable Trust as of December 31, 2007, the results of their operations for the year then ended, changes in their net assets for each of the years in the two year period then ended and the financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ KPMG LLP

Philadelphia, Pennsylvania
February 21, 2008

Other Information                 Wells Fargo Advantage Variable Trust Funds 169


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

The following Fund has elected to pass through to its shareholders the foreign taxes paid during the tax year ended December 31, 2007. The foreign income and taxes paid were as follows:

--------------------------------------------------------------------------------
FUND                                          Foreign Income     Foreign Taxes
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                      $1,232,620          $87,600
--------------------------------------------------------------------------------

The country-by-country breakout is as follows:

--------------------------------------------------------------------------------
COUNTRY                                        Gross Income    Foreign Tax Paid
--------------------------------------------------------------------------------
AUSTRALIA                                          4.83%             0.00%
--------------------------------------------------------------------------------
AUSTRIA                                            0.55%             1.15%
--------------------------------------------------------------------------------
BELGIUM                                            2.74%             5.78%
--------------------------------------------------------------------------------
CANADA                                             0.00%             0.00%
--------------------------------------------------------------------------------
FINLAND                                            2.00%             4.22%
--------------------------------------------------------------------------------
FRANCE                                            10.27%            21.67%
--------------------------------------------------------------------------------
GERMANY                                            5.90%            12.44%
--------------------------------------------------------------------------------
GREECE                                             1.32%             0.00%
--------------------------------------------------------------------------------
HONG KONG                                          4.73%             0.00%
--------------------------------------------------------------------------------
INDIA                                              0.11%             0.00%
--------------------------------------------------------------------------------
IRELAND                                            0.10%             0.00%
--------------------------------------------------------------------------------
ITALY                                              4.16%             8.77%
--------------------------------------------------------------------------------
LUXEMBOURG                                         0.95%             2.00%
--------------------------------------------------------------------------------
NETHERLANDS                                        4.50%             9.49%
--------------------------------------------------------------------------------
RUSSIA                                             0.76%             1.60%
--------------------------------------------------------------------------------
JAPAN                                              9.60%             9.45%
--------------------------------------------------------------------------------
SPAIN                                              2.29%             4.84%
--------------------------------------------------------------------------------
SWITZERLAND                                        4.63%             9.78%
--------------------------------------------------------------------------------
SWEDEN                                             2.76%             5.83%
--------------------------------------------------------------------------------
SINGAPORE                                          1.79%             0.00%
--------------------------------------------------------------------------------
TAIWAN                                             1.05%             2.97%
--------------------------------------------------------------------------------
TURKEY                                             0.94%             0.00%
--------------------------------------------------------------------------------
UNITED KINGDOM                                    34.02%             0.00%
--------------------------------------------------------------------------------
TOTAL                                            100.00%           100.00%
--------------------------------------------------------------------------------

170 Wells Fargo Advantage Variable Trust Funds                 Other Information


Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate the amounts listed below as a long-term capital gain distribution for the year ended December 31, 2007:

--------------------------------------------------------------------------------
                                                                 Capital Gain
FUND                                                               Dividends
--------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                                        $    1,357,946
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND                                                6,611,366
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                                           2,690,129
--------------------------------------------------------------------------------
VT OPPORTUNITY FUND                                                104,911,350
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                                            15,169,862
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                                          1,599,563
--------------------------------------------------------------------------------

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year ended December 31, 2007 as qualifying for the corporate dividends-received deduction:

--------------------------------------------------------------------------------
                                                              Dividend-Received
                                                               Deduction (% of
                                                               Ordinary Income
FUND                                                              Dividends)
--------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                                             27.15
--------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                                         100.00
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND                                               100.00
--------------------------------------------------------------------------------
VT OPPORTUNITY FUND                                                  48.78
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                                              0.81
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                                           5.16
--------------------------------------------------------------------------------

Other Information                 Wells Fargo Advantage Variable Trust Funds 171


PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 148 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
----------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho          Trustee, since 1987         Retired. Prior thereto, the Thomas Goho Chair of          None
65                                                  Finance of Wake Forest University, Calloway School of
                                                    Business and Accountancy, since January 2006, and
                                                    Associate Professor of Finance from 1999 to 2005.
----------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon         Trustee, since 1998         Chairman, CEO and Co-Founder of Crystal Geyser Water      None
65                      (Chairman since 2005)       Company and President of Crystal Geyser Roxane Water
                        (Lead Trustee since 2001)   Company.
----------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach 4      Trustee, since 1987         Retired. Prior thereto, President of Richard M. Leach     None
74                                                  Associates (a financial consulting firm).
----------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell      Trustee, since 2006         Professor of Insurance and Risk Management, Wharton       None
54                                                  School, University of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and Retirement Research.
                                                    Research Associate and Board Member, Penn Aging
                                                    Research Center. Research Associate, National Bureau of
                                                    Economic Research.
----------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny        Trustee, since 1996         Senior Counselor to the public relations firm of          None
56                                                  Himle-Horner and Senior Fellow at the Humphrey
                                                    Institute, Minneapolis, Minnesota (a public policy
                                                    organization).
----------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke       Trustee, since 1996         Principal of the law firm of Willeke & Daniels.           None
67
----------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE 3

----------------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
----------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse         Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,    None
63                                                  Chairman of Whitepoint Capital, LLC until 2004.
----------------------------------------------------------------------------------------------------------------------------------

172 Wells Fargo Advantage Variable Trust Funds                 Other Information


OFFICERS

----------------------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
----------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch        President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and    None
48                                                  President of Wells Fargo Funds Management, LLC since
                                                    2003. Senior Vice President and Chief Administrative
                                                    Officer of Wells Fargo Funds Management, LLC from 2001
                                                    to 2003.
----------------------------------------------------------------------------------------------------------------------------------
C. David Messman        Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo        None
47                      Chief Legal Counsel         Funds Management, LLC since 2001. Vice President and
                        since 2003                  Managing Senior Counsel of Wells Fargo Bank, N.A. since
                                                    1996.
----------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt    Treasurer, since 2007       Vice President and Manager of Fund Accounting,            None
48                                                  Reporting and Tax for Wells Fargo Funds Management, LLC
                                                    since 2007. Director of Fund Administration and SEC
                                                    Reporting for TIAA-CREF from 2005 to 2007. Chief
                                                    Operating Officer for UMB Fund Services, Inc. from 2004
                                                    to 2005. Controller for Sungard Transaction Networks
                                                    from 2002 to 2004.
----------------------------------------------------------------------------------------------------------------------------------
Debra Ann Early,        Chief Compliance            Chief Compliance Officer of Wells Fargo Funds             None
43                      Officer, since 2007         Management, LLC since 2007. Chief Compliance Officer of
                                                    Parnassus Investments from 2005 to 2007. Chief
                                                    Financial Officer of Parnassus Investments from 2004 to
                                                    2007 and Senior Audit Manager of PricewaterhouseCoopers
                                                    LLP from 1998 to 2004.
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of December 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

4     Retired as Trustee effective December 31, 2007.

List of Abbreviations             Wells Fargo Advantage Variable Trust Funds 173


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
BKNT  -- Bank Notes
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDS   -- Credit Default Swap
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GMTN  -- Global Medium-Term Notes
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

[LOGO]
----------------
WELLS  ADVANTAGE
FARGO  FUNDS
----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    108275 02-08
                                                                AVTF/AR124 12-07

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, December 31, 2007, Wells Fargo Variable Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Variable Trust has determined that Thomas
S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2006 and December 31, 2007 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.







         For the fiscal years ended December 31, 2006 and December 31, 2007, the
          Audit Fees were $220,500 and $234,500, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended December 31, 2006 and December 31, 2007 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2006 and December 31, 2007 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended December 31, 2006 and December 31, 2007, the Tax Fees were $0 and $0, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended December 31, 2006 and December 31, 2007, the Tax Fees were $20,820 and $21,660 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended December 31, 2006 and December 31, 2007.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended December 31, 2006 and December 31, 2007, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended December 31, 2006 and December 31, 2007, the Registrant incurred non-audit fees in the amount of $170,000 and $175,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

          For the fiscal years ended December 31, 2006 and December 31, 2007, the Registrant's investment adviser incurred non-audit fees in the amount of $44,000 and $46,000, respectively. The non-audit fees for the year ended December 31, 2007 consist of procedure reviews for pending mergers associated with fund reorganizations. The non-audit fees for the year ended December 31, 2007 relates to examinations of securities pursuant to rule 206 (4)- 2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6.  SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================
Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust

                                                     By:    /s/ Karla M. Rabusch



                                                            Karla M. Rabusch
                                                            President

Date: February 20, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                       By:

                                                        /s/ Karla M. Rabusch



                                                        Karla M. Rabusch
                                                        President

Date: February 20, 2008

                                       By:
                                                        /s/ Stephen W. Leonhardt



                                                        Stephen W. Leonhardt
                                                        Treasurer

Date: February 20, 2008

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, and the Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

              a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

              d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: February 20, 2008



/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION


I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, and the Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

              a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

              d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: February 20, 2008



/s/ Stephen W. Leonhardt
-----------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Variable Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: February 20, 2008
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Variable Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: February 20, 2008

                                                     /s/ Stephen W. Leonhardt



                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.